As filed with the Securities and Exchange Commission on April 25, 2005
                     Registration Nos.: 2-89550; 811-03972


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4
          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 (X)
                        PRE-EFFECTIVE AMENDMENT NO. ( )
                     POST-EFFECTIVE AMENDMENT NO. 36 ( X )

                                     and/or

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                              Amendment No. 31 (X)
                        (Check appropriate box or boxes)

                           FUTUREFUNDS SERIES ACCOUNT
                           (Exact name of Registrant)
                  GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                              (Name of Depositor)
                             8515 East Orchard Road
                       Greenwood Village, Colorado 80111
        (Address of Depositor's Principal Executive Officers) (Zip Code)

               Depositor's Telephone Number, including Area Code:
                                 (800) 537-2033

                              William T. McCallum
                     President and Chief Executive Officer
                  Great-West Life & Annuity Insurance Company
                             8515 East Orchard Road
                       Greenwood Village, Colorado 80111
                    (Name and Address of Agent for Service)

                                    Copy to:
                              James F. Jorden, Esq.
                                 Jorden Burt LLP
               1025 Thomas Jefferson Street, N.W., Suite 400 East
                           Washington, D.C. 20007-5208

Approximate Date of Proposed Public Offering:   As soon as practicable after
the registration statement becomes effective.

Title of securities being registered: flexible premium deferred variable annuity contracts.

It is proposed that this filing will become effective (check appropriate space)

        Immediately upon filing pursuant to paragraph (b) of Rule 485. X On May 2, 2005, pursuant to paragraph (b) of Rule 485.
        60 days after filing pursuant to paragraph (a)(1) of Rule 485.
        On               , pursuant to paragraph (a)(1) of Rule 485.

        If appropriate, check the following:
        This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                           FUTUREFUNDS SERIES ACCOUNT
                 of Great-West Life & Annuity Insurance Company
                GROUP FLEXIBLE PREMIUM VARIABLE ANNUITY CONTRACTS
                                 Distributed by
                               GWFS Equities, Inc.
            8515 East Orchard Road, Greenwood Village, Colorado 80111
                                 (800) 701-8255
--------------------------------------------------------------------------------

Overview
This Prospectus describes a group flexible premium deferred fixed and variable annuity contract ("Group Contract") designed to provide a retirement program that qualifies for special federal income tax treatment under various sections of the Internal Revenue Code of 1986, as amended (the "Code"). The Group Contract provides an annuity insurance contract whose value is based on the investment performance of the Investment Divisions you select. GWFS Equities, Inc. ("GWFS") is the principal underwriter and distributor of the Group Contracts. Great-West Life & Annuity Insurance Company ("we," "us," "Great-West" or "GWL&A") issues the Group Contracts in connection with:

  o pension or profit-sharing plans described in Code Section 401(a) ("401(a) Plans");
  o cash or deferred profit sharing plans described in Code Section 401(k) ("401(k) Plans");
  o tax sheltered or tax deferred annuities described in Code Section 403(b) ("403(b) Plans");
  o deferred compensation plans described in Code Section 457(b) or (f)
    ("457(b) or (f) Plans");
  o qualified governmental excess benefit plans described in Code Section 415(m) ("415(m) Plans"); and
  o nonqualified deferred compensation plans ("NQDC Plans").

Participation in the Group Contracts
You may be eligible to participate in the Group Contract if you participate in one of the Plans described above. The owner of a Group Contract will be an employer, plan trustee, certain employer associations or employee associations, as applicable ("Group Contractowner"). We will establish a participant annuity account ("Participant Annuity Account") in your name. This Participant Annuity Account will reflect the dollar value of the Contributions made on your behalf.

Payment Options
The Group Contract offers you a variety of annuity payment options. You can select from options that provide for fixed or variable payments or a combination of both. If you select a variable payment option, your payments will reflect the investment experience of the Investment Divisions you select. Income can be guaranteed for your lifetime and/or your spouse's lifetime or for a specified period of time, depending on your needs and circumstances.

Allocating Your Money

You can allocate your Contributions among several Investment Divisions of the FutureFunds Series Account (the "Series Account"). Each Investment Division invests all of its assets in one of the corresponding mutual funds ("Eligible Funds"). Following is a list of each Eligible Fund:

AIM Blue Chip-Class A Shares1                Maxim Ariel Mid-Cap Value
AIM Dynamics (formerly INVESCO Dynamics)     Maxim Ariel Small-Cap Value
  -Investor Share Class1                     Maxim Bond Index
AIM Small Cap Growth - Class A               Maxim Growth Index
Alger American Balanced - Class O1           Maxim Index 600
Alger American MidCap Growth - Class O       Maxim INVESCO ADR
American Century Income & Growth             Maxim Loomis Sayles Bond
American Century(R) Equity  Income           Maxim Loomis Sayles Small-Cap Value
Artisan International                        Maxim MFS(R) Small-Cap Growth
Federated Capital Appreciation - Class A     Maxim Money Market
Fidelity VIP Contrafund(R) - Initial Class   Maxim Stock Index
Fidelity VIP Growth - Initial Class          Maxim T. Rowe Price Equity-Income
Franklin Small-Mid Cap Growth - Class A      Maxim T. Rowe Price MidCap Growth
Janus Aspen Series Worldwide Growth -        Maxim Templeton International
  Institutional Shares                         Equity
Janus Fund                                   Maxim U.S. Government Securities
Janus Twenty                                 Maxim Value Index
Janus Worldwide                              Maxim Aggressive Profile I


              (List of Eligible Funds continues on the next page)


  The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                   The date of this Prospectus is May 2, 2005

Legg Mason Value Trust - Financial           Maxim Conservative Profile I
  Intermediary Class                         Maxim Moderate Profile I
Liberty Asset Allocation Fund, Variable      Maxim Moderately Aggressive
  Series - Class A                             Profile I

MFS Strategic Growth Fund1 - Class A         Maxim Moderately Conservative
Oppenheimer Capital Appreciation -Class A      Profile I
Oppenheimer Global - Class A                 RS Diversified Growth
PIMCO Total Return - Administrative Class    RS Emerging Growth
Pioneer Equity Income VCT II                 The Jensen Portfolio - Class R


1 These Investment Divisions are no longer open to incoming transfers and do not accept new contributions.


You can also allocate your money to certain options where you can earn a fixed rate of return on your investment. Your interest in a fixed option is not considered a security and is not subject to review by the Securities and Exchange Commission.

The Investment Divisions and the Fixed Options available to you will depend on the terms of the Group Contract. Please consult with the Group Contractowner for more information.


This Prospectus presents important information you should read before participating in the Group Contract. Please read it carefully and retain it for future reference. You can find more detailed information pertaining to the Group Contract in the Statement of Additional Information dated May 2, 2005 which has been filed with the Securities and Exchange Commission. The Statement of Additional Information is incorporated by reference into this Prospectus, which means that it is legally a part of this Prospectus. Its table of contents may be found on the last page of this Prospectus. The Statement of Additional Information may be obtained without charge by contacting Great-West at its Administrative Offices or by calling (800) 701-8255. You may also obtain the Prospectus, material incorporated by reference, and other information regarding us, by visiting the Securities and Exchange Commission's Web site at http://www.sec.gov.

                                TABLE OF CONTENTS

                                                                         Page

Definitions..................................................................4
Fee Tables...................................................................6
Condensed Financial Information..............................................7
Key Features.................................................................8
Great-West Life & Annuity Insurance Company..................................9
FutureFunds Series Account...................................................9
Investments of the Series Account............................................10
The Group Contracts..........................................................19
Accumulation Period..........................................................19
        Participant Enrollment Form and Initial Contribution.................19
        Free-Look Period.....................................................20
        Subsequent Contributions.............................................20
        Participant Annuity Account Value....................................20
               Making Transfers..............................................20
               Market Timing and Excessive Trading...........................21
               Automatic Custom Transfers....................................22
               Loans.........................................................23
               Total and Partial Withdrawals.................................24
               Cessation of Contributions....................................24
               Death Benefit.................................................24
Charges and Deductions.......................................................25
Periodic Payment Options.....................................................30
Annuity Payment Options......................................................31
Federal Tax Consequences.....................................................34
Voting Rights................................................................38
Distribution of the Group Contracts..........................................39
State Regulation.............................................................39
Restrictions Under the Texas Optional Retirement Program.....................39
Reports......................................................................39
Rights Reserved by Great-West................................................39
        Adding and Discontinuing Investment Options..........................40
        Substitution of Investments..........................................40
Legal Matters................................................................40
Available Information........................................................40
Appendix A, Condensed Financial Information...............................
Appendix B, Calculation of Net Investment Factor .........................

This Prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. No dealer, salesperson or other person is authorized to give any information or make any representations in connection with this offering other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied on.

               The Group Contract is not available in all states.

Definitions

Accumulation Period: The period between the effective date of your participation in the Group Contract and the Annuity Commencement Date. During this period, you are making Contributions to the Group Contract.

Accumulation Unit: An accounting measure we use to determine your Variable Account Value during the Accumulation Period.

Administrative Offices: The Administrative Offices of GWL&A are located at 8515 E. Orchard Rd., Greenwood Village, Colorado 80111.
Annuity Commencement Date: The date payments begin under an annuity payment option.

Annuity Unit: An accounting measure we use to determine the dollar value of each variable annuity payment after the first payment.

Contribution(s): Amount(s) paid to us under the Group Contract on your behalf. Eligible Fund: A mutual fund in which an Investment Division invests all of its assets.

Fixed Annuity: An annuity with payments that remain fixed throughout the payment period and which do not reflect the investment experience of an Investment Division.

Fixed Options: Investment options that provide a fixed rate of return to which you can allocate Contributions or make Transfers. There are currently three types of Fixed Options. They are the Daily Interest Guaranteed Sub-Account, the Guaranteed Certificate Funds and the Guaranteed Fixed Fund. Your interests in the Fixed Options are not securities and are not subject to review by the Securities and Exchange Commission. Please see your Group Contract for more information about the Fixed Options.

Group Contract: An agreement between GWL&A and the Group Contractowner providing a fixed and/or variable deferred annuity issued in connection with certain retirement plans.

Group Contractowner: Depending on the type of plan and the employer's involvement, the Group Contractowner will be an employer, plan trustee, certain employer associations or employee associations.

Guaranteed Account Value: The sum of the value of each of your Guaranteed Sub-Accounts.

Guaranteed Sub-Accounts: The subdivisions of your Participant Annuity Account reflecting the value credited to you from the Fixed Options.

Investment Division: The Series Account is divided into Investment Divisions, one for each Eligible Fund. You select one or more Investment Divisions to which you allocate your Contributions. Your Variable Account Value will reflect the investment performance of the corresponding Eligible Funds.

Participant: The person who is eligible to and elects to participate in the Group Contract; sometimes referred to as "you," "your" or "yours" in this Prospectus.

Participant Annuity Account: A separate record we establish in your name that reflects all transactions you make under the Group Contract.

Participant Annuity Account Value: The total value of your interest under the Group Contract. It is the total of your Guaranteed and Variable Account Values.

Premium Tax: The amount of tax, if any, charged by a state or other government authority.

Request: Any Request, either written, by telephone or computerized, which is in a form satisfactory to GWL&A and received in good order by GWL&A at its Administrative Offices.

Series Account: FutureFunds Series Account, a separate account, established by GWL&A to provide variable funding options for the Group Contracts. It is registered as a unit investment trust under the Investment Company Act of 1940 and consists of the individual Investment Divisions.

Transfer: When you move your Participant Annuity Account Value between and among the Investment Divisions and Fixed Options.

Transfer to Other Companies: The Transfer of all or a portion of your Participant Annuity Account Value to another company.

Valuation Date: The date on which we calculate the accumulation unit value of each Investment Division. This calculation is made as of the close of business of the New York Stock Exchange (generally 4:00 p.m. ET). It is also the date on which we will process any Contribution or Request received. Contributions and Requests received after the close of trading on the New York Stock Exchange (generally 4:00 p.m. ET) will be deemed to have been received on the next Valuation Date. Your Participant Annuity Account Value will be determined on each day that the New York Stock Exchange is open for trading.

Valuation Period: The period between the ending of two successive Valuation
Dates.

Variable Account Value: The total value of your Variable Sub-Accounts.

Variable Sub-Account: A subdivision of your Participant Annuity Account reflecting the value credited to you from an Investment Division.

                                   FEE TABLES



The following tables describe the fees and expenses that you, as a Participant, will pay under the Group Contract. The first tables describes the fees and expenses that you will pay at the time you allocate Contributions, surrender or transfer cash value between investment options. State Premium Tax may also be deducted.


PARTICIPANT TRANSACTION EXPENSES



Sales Load Imposed on Purchases (as a percentage of purchase payments)............None
Contingent Deferred Sales Charge (as a percentage of amount distributed)..........6%1

Transfer Fee......................................................................None

Premium Tax Charges ..............................................................0.00% - 3.50%2

The next table describes the fees and expenses that you will pay periodically during the time that you are a Participant under the Group Contract, not including Eligible Fund fees and expenses.

Annual Contract Maintenance Charge ...............................................$30.00


SERIES ACCOUNT ANNUAL EXPENSES

Mortality and Expense Risk Charge3

Maximum Periodic Mortality and Expense Risk Charge4 ..............................1.00%
(as a percentage of the Participant Annuity Account Value)
Maximum Daily Mortality and Expense Risk Charge5..................................1.25%
(as a deduction in the Net Investment Factor)

Total Series Account Annual Expenses..............................................1.00%/1.25%


--------
1 The contingent deferred sales charge will be based upon the level applicable to your Group Contract. Under the applicable level, the contingent deferred sales charge is generally based on the amount distributed. For more information about the various Group Contract levels for the contingent deferred sales charge and circumstances in which a contingent deferred sales charge "free amount" may apply, please see the discussion on page xx.

2 A premium tax charge may apply.

3 We deduct a mortality and expense risk charge as either a (i) daily deduction from the assets of each Investment Division (the "Daily M&E Deduction"), or (ii) a periodic deduction from your Participant Annuity Account Value (the "Periodic M&E Deduction"). Please see your Group Contract to determine if the Daily M&E Deduction or the Periodic M&E Deduction applies. After the Annuity Commencement Date, all Participants under the Group Contracts are assessed the mortality and expense risk charge at an equivalent daily rate. Please see "Charges and
Deductions: Mortality and Expense Risk Deductions" for more information.

4 The Periodic M&E Deduction is assessed as a percentage of your Participant Annuity Account Value as of the end of the period for which we are making the deduction. Please see "Charges and Deductions: Mortality and Expense Risk Deductions" for more information.

5 The Daily M&E Deduction is a charge deducted from each Investment Division's Accumulation Unit Value on each Valuation Date in accordance with the Net Investment Factor formula described in Appendix B. Please see "Charges and
Deductions: Mortality and Expense Risk Deductions" for more information.

The next item shows the minimum and maximum total operating expenses charged by the Eligible Funds that you may pay periodically during the time that you are a Participant under the Group Contract. More detail concerning each Eligible Fund's fees and expenses is contained in the prospectus for each Eligible Fund.

Total Annual Fund Operating Expenses                      Minimum   Maximum

(Expenses that are deducted from Fund assets, including management fees, distribution and/or

service (12b-1) fees, and other expenses                   0.25%     1.59%


THE ABOVE EXPENSES FOR THE ELIGIBLE FUNDS WERE PROVIDED BY THE FUNDS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.


                                     EXAMPLE




This Example is intended to help you compare the cost of investing in the Group Contract with the cost of investing in other variable annuity contracts. These costs include a Participant's transaction expenses, contract fees, variable account annual expenses, and Eligible Fund fees and expenses.

The Example assumes that you invest $10,000 under the Group Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Eligible Funds. In addition, this Example assumes no transfers were made and no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Eligible Funds. If these arrangements were taken into consideration, the expenses shown would be lower.



Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your contract at the end of the applicable time period:


        1 year        3 years       5 years        10 years
        $785          $1,170        $1,581         $1,898


(2) If you annuitize your contract OR if you do not surrender your contract at the end of the applicable time period:


        1 year        3 years       5 years        10 years
        $163          $505          $871           $1,891


The examples do not show the effect of premium taxes. Premium taxes (ranging from 0% to 3.5%) are deducted upon full surrender, death or annuitization. The examples also do not include any of the taxes or penalties you may be required to pay if you withdraw all or part of your Participant Annuity Account Value.


The fee table and examples should not be considered a representation of past or future expenses and charges of the Eligible Funds. Your actual expenses may be greater or less than those shown. Similarly, the 5% annual rate of return assumed in the example is not an estimate or a guarantee of future investment performance.



                         CONDENSED FINANCIAL INFORMATION


Attached as Appendix A is a table showing selected condensed financial information concerning Accumulation Units for each Investment Division. The Accumulation Unit values do not reflect the deduction of certain charges that are subtracted from your Participant Annuity Account Value, such as the Contract Maintenance Charge or the Periodic Mortality and Expense Risk Charge. The information in the table is included in the Series Account's financial statements, which have been audited by Deloitte & Touche LLP, independent registered public accounting firm. To obtain a fuller picture of each Investment Division's finances and performance, you should also review the Series Account's financial statements, which are contained in the SAI.

Key Features

Following are some of the key features of the Group Contract. These topics are discussed in more detail throughout the Prospectus so please be sure to read it carefully.

Purpose of the Group Contract
The Group Contract is designed to be issued in connection with:

        o 401(a) Plans  o 403(b) Plans
        o 401(k) Plans  o 457(b) or (f) Plans
        o 415(m) Plans  o NQDC Plans.


Tax deferral for participants in and sponsors of qualified plans arises as a result of the plan. Tax deferral for participants in non-qualified plans also arises as a result of the plan. Sponsors of non-qualified plans will not enjoy tax deferral under the Group contract and thus will incur tax on the investment gain on the Group Contract unless they are tax exempt entities.

Participation in the Group Contract
You must complete a Participant enrollment form to participate under the Group Contract. Once you become a Participant, you may make unlimited Contributions, subject to the terms of your plan. There is no minimum amount for your Contributions. Please consult your employer or the Group Contractowner, as the case may be, for information concerning eligibility.

Allocation of Contributions
You may allocate your Contributions to the Investment Divisions and/or the Fixed Options. On your Participant enrollment form, you instruct us how you would like your Contributions allocated. For some plans, if you do not provide complete allocation instructions on your Participant enrollment form, we will allocate your Contributions to an investment option specified by the Group Contractowner. Thereafter, you may change your allocation instructions as often as you like by Request. You may allocate your Contributions to the Investment Divisions where your investment returns will reflect the investment performance of the corresponding Eligible Funds or to the Fixed Options where your C ontributions will earn a fixed rate of return. The Eligible Funds are described more fully in their accompanying prospectuses. The following Investment Divisions are not available for non-qualified Plans sponsored by a taxable employer: AIM Blue Chip Fund, AIM Small Cap Growth Fund, American Century(R) Equity Income Fund, American Century Income & Growth Fund, Artisan International Fund, Federated Capital Appreciation Fund, Franklin Small-Mid Cap Growth Fund, AIM Dynamics Fund (formerly INVESCO Dynamics Fund), Janus Fund, Janus Twenty Fund, Janus Worldwide Fund, The Jensen Portfolio, Legg Mason Value Trust, MFS Strategic Growth Fund, Oppenheimer Capital Appreciation Fund, Oppenheimer
Global Fund, PIMCO Total Return Fund, RS Diversified Growth Fund and RS
Emerging Growth Fund.

Free Look Period
Where required by law, within ten (10) days (or longer where required by law) after your application is received by GWL&A, you may cancel your interest in the Group Contract for any reason by delivering your Request to cancel, to our Administrative Offices or to an authorized agent of GWL&A. We must receive it in person or postmarked prior to the expiration of the free look period. Upon cancellation, GWL&A will refund the greater of all Contributions made, less partial withdrawals, or your Participant Annuity Account Value.

Your Participant Annuity Account
When your Participant enrollment form is approved, we will establish a Participant Annuity Account in your name that will reflect all transactions you make under the Group Contract, including the amount of Contributions made on your behalf. We will send you a statement of your Participant Annuity Account Value at least annually. You may also check your Participant Annuity Account Value by using our voice response unit system, KeyTalk(R), or through the Internet.

Charges and Deductions Under the Group Contracts
You will pay certain charges under the Group Contracts. These charges vary by Group Contract and may include:

  o  An annual contract maintenance charge;
  o  A contingent deferred sales charge;
  o  A mortality and expense risk charge; and/or
  o  A Premium Tax.

For more information about the charges and deductions under the Group Contracts please see the discussion beginning at page xx including the circumstances in which a contingent deferred sales charge "free amount" may apply. In addition, you indirectly pay the management fees and other expenses of an Eligible Fund when you allocate your money to the corresponding Investment Division.

Total and Partial Withdrawals
You may withdraw all or part of your Participant Annuity Account Value at any time before the Annuity Commencement Date. Amounts you withdraw may be subject to a Contingent Deferred Sales Charge. In addition, there may be certain tax consequences when you make a withdrawal.

Making Transfers
You can Transfer your Participant Annuity Account Value among the Investment Divisions as often as you like before the Annuity Commencement Date. After the Annuity Commencement Date, you may continue to Transfer among the Investment Divisions if you have selected a variable annuity payment option. You can also transfer between the Investment Divisions and the Fixed Options. Transfers before the Annuity Commencement Date involving certain of the Fixed Options are subject to restrictions that are more fully described in your Group Contract.

Annuity Payment Options
We provide you with a wide range of annuity options, giving you the flexibility to choose an annuity payment schedule that meets your needs. Payments may be made on a variable, fixed, or combination basis. Under a variable annuity payment option your payments will continue to reflect the performance of the Investment Divisions you select.

Death Benefit
We will pay a death benefit to your beneficiary if you die before the Annuity Commencement Date.

    o If you die before age 70, the death benefit is the greater of (1) your Participant Annuity Account Value, less any Premium Taxes, or (2) the sum of all Contributions, less any withdrawals and Premium Taxes.
    o If you die at or after age 70, the death benefit is your Participant Annuity Account Value, less any Premium Taxes.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

GWL&A is a stock life insurance company originally organized under the laws of the state of Kansas as the National Interment Association. Its name was changed to Ranger National Life Insurance Company in 1963 and to Insuramerica Corporation prior to changing to its current name in February of 1982. In September of 1990, GWL&A redomesticated and is now organized under the laws of the state of Colorado.

GWL&A is authorized to engage in the sale of life insurance, accident and health insurance and annuities. It is qualified to do business in Puerto Rico, the District of Columbia, the U.S. Virgin Islands, Guam and in all states in the United States, except New York.

GWL&A is an indirect wholly-owned subsidiary of Great-West Lifeco Inc., a holding company. Great-West Lifeco Inc. is in turn a subsidiary of Power Financial Corporation, a financial services company. Power Corporation of Canada, a holding and management company, has voting control of Power Financial Corporation. Mr. Paul Desmarais, through a group of private holding companies, which he controls, has voting control of Power Corporation of Canada.

GWL&A has primary responsibility for administration of the Group Contracts and the Series Account. Its Administrative Offices are located at 8515 E. Orchard Road, Greenwood Village, Colorado 80111.

FUTUREFUNDS SERIES ACCOUNT

We originally established the Series Account under Kansas law on November 15, 1983. The Series Account now exists pursuant to Colorado law as a result of our redomestication. The Series Account consists of Investment Divisions and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as a unit investment trust. This registration does not involve supervision of the Series Account or GWL&A by the Securities and Exchange Commission.

We do not guarantee the investment performance of the Investment Divisions. The portion of your Participant Annuity Account Value allocated to the Investment Divisions and the amount of variable annuity payments depend on the investment performance of the Eligible Funds. Thus, you bear the full investment risk for all Contributions allocated to the Investment Divisions.

The Series Account and its Investment Divisions are administered and accounted for as part of our general business. However, the income, gains, or losses of each Investment Division are credited to or charged against the assets held in that Investment Division, without regard to other income, gains or losses of any other Investment Division and without regard to any other business GWL&A may conduct. Under Colorado law, the assets of the Series Account are not chargeable with liabilities arising out of any other business GWL&A may conduct. Nevertheless, all obligations arising under the Group Contracts are generally corporate obligations of GWL&A.


The Series Account currently has several Investment Divisions available for allocation of Contributions. Each Investment Division invests in shares of an Eligible Fund each having a specific investment objective. If we decide to make additional Investment Divisions available to Group Contractowners, we may or may not make them available to you based on our assessment of marketing needs and investment conditions.

INVESTMENTS OF THE SERIES ACCOUNT

The Eligible Funds

Some Eligible Funds may not be available under your Group Contract because the Group Contractowner may decide to offer only a select number of Eligible Funds under its plan. Please consult with your Group Contractowner or employer, as the case may be, or one of our authorized representatives for more information concerning the availability of Eligible Funds under your Group Contract.

Each Eligible Fund is a separate mutual fund having its own investment objectives and policies and is registered with the Securities and Exchange Commission as an open-end management investment company or portfolio thereof. The Securities and Exchange Commission does not supervise the management or the investment practices and policies of any of the Eligible Funds.


Nineteen of the Eligible Funds are publicly offered mutual funds. Some of the other Eligible Funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the Eligible Funds may be similar to, and may in fact be modeled after publicly traded mutual funds, you should understand that the Eligible Funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding Eligible Funds may differ substantially.

Some of the Eligible Funds' investment advisers or administrators may compensate us for providing administrative services in connection with the Eligible Funds or cost savings experienced by the investment advisers or administrators of the Eligible Funds. Such compensation is typically a percentage of Series Account assets invested in the relevant Eligible Fund and generally may range up to 0.50% annually of net assets. GWFS may also receive Rule 12b-1 fees (ranging up to 0.50% annually of net assets) directly from certain Eligible Funds for providing distribution services related to shares of Eligible Funds offered in connection with a Rule 12b-1 plan. If GWFS receives 12b-1 fees, combined compensation for administration related services generally ranges up to 0.75% annually of Series Account assets invested in an Eligible Fund.


The following sets forth the investment objective of each Eligible Fund and summarizes its principal investment strategy. There is no assurance that any of the Eligible Funds will achieve their respective objectives.

Maxim Series Fund, Inc.


Maxim Money Market Portfolio seeks as high a level of current income as is consistent with the preservation of capital and liquidity. Investment in the Maxim Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this portfolio. The portfolio seeks to meet this objective by investing in short-term securities that are issued or guaranteed by the U.S. government or its agencies or instrumentalities, including U.S. Treasury obligations, backed by the full faith and credit of the U.S. Government, and securities of agencies of the U.S. Government including, but not limited to, the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and the Federal Home Loan Bank that carry no government guarantees.


Maxim Bond Index Portfolio seeks investment results, before fees, that track the total return of the debt securities that comprise the Lehman Aggregate Bond Index (the "Lehman Index"). The portfolio uses a sampling technique designed to give the portfolio the relevant comparable attributes of the Lehman Index. This may be accomplished through a combination of debt securities ownership and owning futures contracts on the Lehman Index and options on futures contracts.


Maxim Loomis Sayles Bond Portfolio seeks high total investment return through a combination of current income and capital preservation. Under normal circumstances, this portfolio will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in fixed income securities. The portfolio focuses on good relative value based on the credit outlook of the issuer, good structural fit within the objectives and constraints of the Portfolio, and maximum total return potential. It may also invest up to 20% in preferred stocks, convertible preferred stocks or foreign securities (however, securities of Canadian issuers and securities issued by supranational agencies (e.g., the World Bank) are not subject to this 20% limitation) and up to 35% in below investment grade quality ("high yield/high risk" or "junk") bonds.

Maxim U.S. Government Securities Portfolio seeks the highest level of return consistent with preservation of capital and substantial credit protection. Under normal circumstances, this portfolio invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities. The portfolio may invest in private mortgage pass-through securities and collateralized mortgage obligations (CMOs). CMOs may be issued by private issuers and collateralized by securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The portfolio focuses on relative value of the security by analyzing the current and expected level of interest rates, and current and historical asset yields versus treasury yields.

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Maxim Ariel Small-Cap Value Portfolio seeks long-term capital appreciation.
Under normal circumstances, this portfolio invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of issuers classified in the small or medium/small capitalization quintiles of the Frank Russell U.S. equity universe at the time of purchase. This portfolio will emphasize small companies that are believed to be undervalued but demonstrate a strong potential for growth. The portfolio actively seeks investments in companies that achieve excellence in both financial return and environmental soundness, selecting issuers that take positive steps toward preserving the environment and avoiding companies with a poor environmental record. The portfolio will not invest in issuers primarily engaged in the manufacture of tobacco, weapons systems, the production of nuclear energy or manufacture of equipment to produce nuclear energy.


Maxim Loomis Sayles Small-Cap Value Portfolio seeks long-term capital growth. Under normal circumstances, this portfolio will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of companies with market capitalizations that fall within the capitalization range of the Russell 2000 Index, an index that tracks stocks of 2000 of the smallest U.S. companies (market capitalization if $175.8 million to $1.6 billion) in the Russell 3000 Index. The portfolio seeks to build a core small-cap portfolio of solid growth companies' stock with a small emphasis on companies that have experienced significant business problems but which are believed to have favorable prospects for recovery.

Maxim MFS(R) Small-Cap Growth Portfolio seeks to achieve long-term capital growth. Under normal circumstances, this portfolio will invest at least 80% of its net assets (plus the amount of any borrowings for investments purposes) in the common stocks of a diversified group of growth companies that are included in the Russell 2000 Growth Index at the time of purchase, or if not included in that index, have market capitalizations of $2.5 billion or less at the time of initial purchase. This portfolio may also invest up to 20% in equity securities of companies with market capitalizations in excess of $2.5 billion as well as invest up to 25% of its total assets in foreign securities; however, securities of Canadian issuers and American Depositary Receipts ("ADRs") are not subject to this 25% limitation.

Maxim Index 600 Portfolio seeks investment results, before fees, that track the total return of the common stocks that comprise the S&P Small-Cap 600 Stock Index.1 The portfolio seeks to own the securities contained in the Benchmark Index in as close as possible a proportion as each stock's weight in the Benchmark Index. This may be accomplished through ownership of all stocks in the Benchmark Index and/or through a combination of stock ownership and owning futures contracts on the Benchmark Index and options on futures contracts, and Exchange Traded Funds that seek to track the Benchmark Index.

Maxim Ariel Mid-Cap Value Portfolio seeks long-term capital appreciation. Under normal circumstances, this portfolio will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of issuers classified in the medium/small, medium, or medium/large capitalization quintiles of the Frank Russell U.S. equity universe at the time of purchase. The portfolio will emphasize issuers that are believed to be undervalued but demonstrate a strong potential for growth. The portfolio actively seeks investments in companies that achieve excellence in both financial return and environmental soundness, selecting issuers that take positive steps toward preserving the environment and avoiding companies with a poor environmental record. The portfolio will not invest in issuers primarily engaged in the manufacture of tobacco, weapons systems, the production of nuclear energy or manufacture of equipment to produce nuclear energy.


Maxim T. Rowe Price MidCap Growth Portfolio seeks long-term appreciation. Under normal circumstances, this portfolio will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of issuers whose market capitalization fall within the range of companies included in the S&P 400 MidCap Index or the Russell MidCap Growth Index (approximately $594 million to $18.5 billion as of January 31, 2004), emphasizing companies whose earnings are expected to grow at a faster rate than the average mid-cap company. The market capitalization of the companies in the portfolio, the S&P MidCap 400 Index, and the Russell MidCap Growth Index will change over time, and the portfolio will not automatically sell or cease to purchase a stock of a company it already owns just because the company's market capitalization grows or falls outside of the index ranges. The portfolio has the flexibility to purchase some larger and smaller companies that have qualities consistent with its core characteristics and may on occasion purchase a stock whose market capitalization is outside of the capitalization range of mid-cap companies.


Maxim Growth Index Portfolio seeks investment results, before fees, that track the total return of the common stocks that comprise the S&P/BARRA Growth Index.1 The S&P/BARRA Growth Index is a widely recognized, unmanaged index that is comprised of the stocks representing half of the total market value of the S&P 500 with the highest price-to-book value ratios. The portfolio seeks to own the securities contained in the Benchmark Index in as close as possible a proportion as each stock's weight in the Benchmark Index. This may be accomplished through ownership of all stocks in the Benchmark Index and/or through a combination of stock ownership and owning futures contracts on the Benchmark Index and options on futures contracts, and Exchange Traded Funds that seek to track the Benchmark Index.

------
1 Standard & Poor's, S&P 500 Composite Index, S&P Mid-Cap Index, S&P Small-Cap 600 Stock Index, S&P/BARRA Value Index and S&P/BARRA Growth Index are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Maxim Series Fund, Inc. and Great-West Life & Annuity Insurance Company. The Eligible Funds that track those indices are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of using any index.

Maxim Stock Index Portfolio seeks investment results, before fees, that track the total return of the common stocks that comprise Standard & Poor's (S&P) 500 Composite Stock Price Index and the S&P Mid-Cap Index, weighted according to their respective pro-rata share of the market.1 The portfolio seeks to own the securities contained in the Benchmark Indexes in as close as possible a proportion as each stock's weight in the Benchmark Indexes. This may be accomplished through ownership of all stocks in the Benchmark Indexes and/or through a combination of stock ownership and owning futures contracts on the Benchmark Indexes and options on futures contracts, and Exchange Traded Funds that seek to track the Benchmark Indexes.

Maxim Value Index Portfolio seeks investment results, before fees, that track the total return of the common stocks that comprise the S&P/BARRA Value Index.1 The S&P/BARRA Value Index is a widely recognized, unmanaged index that is comprised of the stocks representing half of the total market value of the S&P 500 with the lowest price-to-book value ratios. The portfolio seeks to own the securities contained in the Benchmark Index in as close as possible a proportion as each stock's weight in the Benchmark Index. This may be accomplished through ownership of all stocks in the Benchmark Index and/or through a combination of stock ownership and owning futures contracts on the Benchmark Index and options on futures contracts, and Exchange Traded Funds that seek to track the Benchmark Index.


Maxim T. Rowe Price Equity/Income Portfolio seeks substantial dividend income and also long-term capital appreciation. Under normal circumstances, this portfolio invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends. The portfolio emphasizes companies with favorable prospects for increasing dividend income and, secondarily, capital appreciation. The portfolio may also invest up to 25% of its assets in foreign securities.


Maxim INVESCO ADR Portfolio seeks a high total return through capital appreciation and current income, while reducing risk through diversification. Under normal circumstances, this portfolio invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in foreign securities that are issued in the form of American Depositary Receipts ("ADRs") or foreign stocks that are registered with the Securities and Exchange Commission and traded in the U.S.

Maxim Templeton International Equity Portfolio seeks long-term capital growth. Under normal circumstances, this portfolio invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of companies located outside the U.S., including those in emerging markets.

Maxim Profile Portfolios
Each of the following five Profile Portfolios seeks to provide an asset allocation program designed to meet certain investment goals based on an investor's risk tolerance.

Maxim Aggressive Profile I Portfolio seeks long-term capital appreciation primarily through investments in other mutual funds, including mutual funds that are not affiliated with Maxim Series Fund, that emphasize equity investments.

Maxim Moderately Aggressive Profile I Portfolio seeks long-term capital appreciation primarily through investments in other mutual funds, including mutual funds that are not affiliated with Maxim Series Fund, that emphasize equity investments, and, to a lesser degree, emphasizing fixed income investments.

Maxim Moderate Profile I Portfolio seeks long-term capital appreciation primarily through investments in other mutual funds, including mutual funds that are not affiliated with Maxim Series Fund, with a relatively equal emphasis on equity and fixed income investments.

Maxim Moderately Conservative Profile I Portfolio seeks capital appreciation primarily through investments in other mutual funds, including mutual funds that are not affiliated with Maxim Series Fund, that emphasize fixed income investments, and to a lesser degree equity investments.

Maxim Conservative Profile I Portfolio seeks capital preservation primarily through investments in other mutual funds, including mutual funds that are not affiliated with Maxim Series Fund, that emphasize fixed income investments.

The Alger American Fund


Alger American Balanced Portfolio (Class O) seeks current income and long-term capital appreciation. This portfolio focuses on stocks of companies with growth potential and fixed-income securities, with emphasis on income-producing securities which appear to have some potential for capital appreciation. Under normal circumstances, the portfolio invests in common stocks and fixed-income securities, which include commercial paper and bonds rated within the 4 highest categories by an established rating agency or, if not rated, which are determined by the portfolio manager to be of comparable quality. Ordinarily, at least 25% of the portfolio's net assets are invested in fixed-income securities. This Investment Division is no longer be open to incoming transfers and does not accept new Contributions.

Alger American MidCap Growth Portfolio (Class O) seeks long-term capital appreciation. This portfolio focuses on midsize companies with promising growth potential. Under normal circumstances, the portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the Russell MidCap Growth Index.

Fidelity Variable Insurance Products Funds


Fidelity VIP Growth Portfolio (Initial Class) seeks capital appreciation primarily by investing in common stocks. The Portfolio normally invests its assets primarily in common stocks of companies that are believed to have above-average growth potential (stocks of these companies are often called `growth' stocks). Growth may be measured by factors such as earnings or revenue. The Portfolio may also invest in domestic and foreign issuers.

Fidelity VIP Contrafund(R) Portfolio (Initial Class) seeks long-term capital appreciation by investing primarily in common stocks. The Portfolio normally invests its assets in securities of companies whose value is believed to be not fully recognized by the public. The Portfolio may invest in domestic and foreign issuers and may also invest in either "growth" or "value" stocks or both.


Janus Aspen Series

Janus Aspen Series Worldwide Growth Portfolio (Institutional Shares) seeks long-term growth of capital in a manner consistent with the preservation of capital. The portfolio invests in common stocks of companies of any size throughout the world.

Liberty Variable Investment Trust


Liberty Asset Allocation Fund, Variable Series (Class A) seeks high total investment return. The fund's adviser allocates the fund's assets among various classes of equity and debt securities, including: large cap growth stocks; large cap value stocks; mid cap growth stocks; mid cap value stocks; small cap growth stocks; small cap value stocks; foreign stocks; investment grade bonds; and, non-investment grade bonds. The fund may also purchase derivative instruments, such as futures, options, swap contracts , and inverse floaters, to gain or reduce exposure to particular securities or segments of the bonds markets. Each asset class is managed by a separate portfolio manager or team with experience in investing in that particular class. The fund's lead portfolio manager will allocate the fund's assets among the various asset classes. The lead portfolio manager will adjust the number of asset classes, as well as the portfolio of the fund's assets allocated to each asset class, from time to time, based on his assessment of such factors as relative attractiveness, valuation, fundamentals, quantitative analyses, economic and market expectations, and recommendations of the fund's adviser. In selecting equity securities, the adviser favors stocks with long-term growth potential that are expected to outperform their peers over time. The adviser also forecasts the direction and degree of change in long-term interest rates to help in the selection of debt securities. Investment grade debt securities purchased by the fund will have one of the top four ratings assigned by Standard & Poor's Rating Group (S&P) or Moody's Investors Service, Inc. (Moody's), or will be unrated securities determined by the adviser to be of comparable quality. When deemed appropriate by the adviser, however, the fund may invest up to 10% in non-investment grade debt securities (also known as "junk bonds"). The fund keeps at least 25% of its total assets in fixed income investments, including debt securities and preferred stocks, at all times. The fund may also invest up to 25% of its net assets in foreign securities.


At times, the advisor may maintain cash positions for liquidity purposes, temporary defensive purposes, or to implement the Fund's active allocation strategy. The Fund will sell a portfolio security when, as a result of changes in the economy, the advisor determines it is appropriate to revise the allocation of the Fund's assets. A security may also be sold as a result of an actual or expected deterioration in the performance of the security or in the financial condition of the issuer of the security. As part of its investment strategy, the Fund may buy and sell securities frequently. Frequent trading of investments usually increases the chance that the Fund will pay investors short-term capital gains. Frequent trading could also mean higher brokerage commissions and other transaction costs, which could reduce the Fund's returns.

Pioneer Variable Contracts Trust

Pioneer Equity Income VCT Portfolio II seeks current income and long-term growth of capital from a portfolio consisting of primarily income producing equity securities of U.S. corporations.

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Following are the nineteen Eligible Funds which are publicly offered mutual funds.


AIM Funds

AIM Blue Chip Fund (Class A) seeks long term growth of capital. Under normal market conditions, this fund seeks to meet these objectives by investing at least 80% of its total assets in securities of Blue Chip companies. The fund considers Blue Chip companies to be large and medium sized companies (i.e., companies with market capitalizations, at the time of purchase, no smaller than the smallest capitalized company included in the Russell 1000(R) Index during the most recent 11-month period, based on the most recent month-end data, plus the most recent data during the current month) with leading market positions and which possess the following characteristics:

o Market Characteristics -Companies that occupy (or in AIM's judgment have the potential to occupy) leading market positions that are expected to be maintained or enhanced over time. Strong market positions, particularly in growing industries, can give a company pricing flexibility as well as the potential for strong unit sales. These factors can, in turn, lead to higher earnings growth and greater share price appreciation. Market leaders can be identified within an industry as those companies that have (i) superior growth prospects compared with other companies in the same industry; (ii) possession of proprietary technology with the potential to bring about major changes within an industry; and/or (iii) leading sales within an industry, or the potential to become a market leader.

o Financial Characteristics -Companies that possess at least one of the following attributes (i) faster earnings growth than its competitors and the market in general; (ii) higher profit margins relative to its competitors;
    (iii) strong cash flow relative to its competitors; and/or (iv) a balance sheet with relatively low debt and a high return on equity relative to its competitors.


The fund may invest up to 25% of its assets in foreign securities that involve risks not associated with investing solely in the United States.

This Fund is no longer open to incoming transfers and does not accept new contributions.

AIM Dynamics Fund (Investor Share Class) (formerly, INVESCO Dynamics Fund) seeks long-term capital growth. It normally invests at least 65% of its net assets in common stocks of mid-sized companies which are defined as companies that, at the time of purchase, are included in the Russell MidCap(R) Growth Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Fund also has the flexibility to invest in other types of securities including preferred stocks, convertible securities, and bonds. The core of the Fund's portfolio is invested in securities of established companies that are leaders in attractive growth markets with a history of strong returns. The remainder of the portfolio is invested in securities of companies that show accelerating growth, driven by product cycles, favorable industry or sector conditions, and other facts that the Fund's adviser believes will lead to rapid sales or earnings growth. The Fund's strategy relies on many short-term factors including current information about a company, investor interest, price movements of a company's securities, and general market and monetary conditions. Consequently, the Fund's investments may be bought and sold relatively frequently. While the Fund generally invests in mid-sized companies, it sometimes invests in securities of smaller companies. The prices of these securities tend to move up and down more rapidly than the securities prices of larger, more established companies, and the price of the Fund shares tend to fluctuate more than it would if the Fund invested in the securities of larger companies. The Fund may invest up to 25% of its assets in foreign debt securities, provided that all such securities are denominated and pay interest in U.S. dollars. Securities of Canadian issuers and American Depositary Receipts are not subject to the 25% limitation.

At any given time, the fund may be subject to sector risk, which means a certain sector may underperform other sectors or the market as a whole. The fund is not limited with respect to the sectors in which it can invest. Investing in small and mid-sized companies involves greater risks not associated with investing in more established companies, such as business risk, significant stock price fluctuations and illiquidity.

This Investment Division is no longer be open to incoming transfers and does not accept new Contributions.


AIM Small Cap Growth Fund (Class A) seeks long-term growth of capital. Under normal market conditions, the fund seeks to meet this objective by investment of at least 80% of its total assets in equity securities of small-capitalization companies. The fund considers a company to be a small-capitalization company if it has a market capitalization at the time of purchase no larger than the largest company in the Russell 2000(R) Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The fund, at the time of purchase, may also invest up to 20% of its total assets in equity securities of U.S. issuers that have market capitalizations greater than that of the largest company in the Russell 2000(R) Index, and in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments. The fund may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

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Investing in micro and small companies involves greater risks not associated with investing in more established companies, such as business risk, significant stock price fluctuations and illiquidity. A significant portion of the fund's returns during certain periods was attributable to its investments in initial public offerings (IPOs). These investments had a magnified impact when the fund's asset base was relatively small. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return. For additional information regarding the impact of IPO investments on the fund's performance, please see the fund's prospectus.


American Century Funds (Investor Class)

American Century Equity Income Fund seeks to provide current income. Capital appreciation is a secondary objective. The fund seeks to meet these objectives by investing in securities that the fund's managers believe have a favorable income-paying history that have prospects for dividend payments to continue or increase. The fund managers also look for securities of companies that they believe are undervalued and have the potential for an increase in price. The fund seeks to receive dividend payments that provide a yield that exceeds the yield of the stocks comprising the S&P 500 Index. Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, the fund managers look for companies with earnings, cash flows and/or assets that may not be reflected accurately in the companies' stock prices or may be outside the companies' historical ranges. The fund managers also look for companies whose dividend payments appear high when compared to the stock price. The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep at least 85% of the fund's assets invested in income-paying securities and at least 80% of its assets in equity securities at all times.

American Century Income & Growth Fund seeks to provide long-term capital growth. Income is a secondary objective. The fund seeks to meet these objectives by investing in common stocks primarily from the largest 1,500 publicly traded U.S. companies (measured by the value of their stock). This is determined by using a computer model that combines measures of a stock's value, as well as measures of its growth potential. To measure value, the fund managers use ratios of stock price-to-book value and stock price-to-cash flow, among others. To measure growth, the fund managers use, among others, the rate of growth of a company's earnings and changes in its earnings estimates. The fund managers' goal is to create a fund that provides better returns than the Standard & Poor's 500 Index, without taking on significant additional risk. The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally.

Artisan Funds, Inc.

Artisan International Fund (Investor Class) seeks maximum long-term capital growth. Under normal market conditions, this fund seeks to meet this objective by investing at least 65% of its net assets at market value in stocks of foreign companies, in a portfolio that is broadly diversified by country, industry and company.


Federated Equity Funds

Federated Capital Appreciation Fund (Class A) seeks to provide capital appreciation. Under normal market conditions, the fund invests primarily in common stock of companies with large and medium market capitalizations that offer superior growth prospects or of companies whose stock is undervalued.

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Franklin Strategic Series Funds

Franklin Small-Mid Cap Growth Fund (Class A) seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in equity securities of U.S. (mid cap) companies. Shareholders will be given 60 days' advance notice of any change to this policy. The fund considers mid cap companies to be companies with market cap values not exceeding $8.5 billion and small cap companies to be companies with market cap values not exceeding: (i) $1.5 billion; or (ii) the highest market cap value in the Russell 2000 Index; whichever is greater at the time of purchase. The Russell 2000 Index consists of 2,000 small companies that have publicly traded securities. Market capitalization is defined as share price multiplied by the number of common stock shares outstanding. In most instances, the fund manager intends to continue to hold an investment for further capital growth opportunities even if, through market appreciation, the company's market cap value exceeds the small or mid cap measures described above.

Janus Funds

Janus Twenty Fund seeks long-term growth of capital. Under normal market conditions, it seeks to meet this objective by investing primarily in common stocks selected for their growth potential. The fund normally concentrates its investments in a core group of 20-30 common stocks.

Janus Worldwide Fund seeks long-term growth of capital in a manner consistent with the preservation of capital. Under normal market conditions, it seeks to meet this objective by investing primarily in common stocks of any size throughout the world. The fund normally invests in issuers from at least five countries, including the United States; however, the fund may, under unusual circumstances, invest in fewer than five countries or even a single country.

Janus Fund seeks long-term growth of capital in a manner consistent with the preservation of capital. Under normal market conditions, it seeks to meet this objective by investing primarily in common stocks selected for their growth potential. The fund normally concentrates its investments in larger, more established companies. The fund may invest without limit in foreign equity and debt securities and less than 35% of its net assets in high-yield/high-risk bonds ("junk bonds"). The fund manager applies a "bottom up" approach in choosing investments. In other words, the fund manager looks for companies with earnings growth potential one at a time.

Legg Mason Equity Funds

Legg Mason Value Trust (Financial Intermediary Class) seeks long-term growth of capital. Under normal market conditions, the fund invests primarily in equity securities that, in the adviser's opinion, offer the potential for capital growth. The adviser follows a value discipline in selecting securities, and therefore seeks to purchase securities at large discounts to the adviser's assessment of their intrinsic value. Intrinsic value, according to the adviser, is the value of the company measured, to different extents depending on the type of company, by factors such as, but not limited to, the discounted value of its projected future free cash flows, the company's ability to earn returns on capital in excess of its cost of capital, private market values of similar companies and the costs to replicate the business.

MFS(R) Strategic Growth Fund

MFS Strategic Growth Fund (Class A) seeks capital appreciation. Under normal market conditions, the fund invests at least 65% of its net assets in common stocks and related securities, such as preferred stock, bonds, warrants, or rights convertible into stock and depositary receipts for these securities, of companies which the fund's investment adviser believes offer superior prospectus for growth. Equity securities may be listed on a securities exchange or traded in the over-the-counter markets.


Oppenheimer Funds

Oppenheimer Capital Appreciation Fund (Class A) seeks capital appreciation. Under normal market conditions, the fund invests mainly in common stocks of "growth companies." These may be newer companies or established companies of any capitalization range that the investment adviser believes may appreciate in value over the long term. The Fund currently focuses mainly on mid-cap and large-cap domestic companies, but may buy foreign stocks as well.

Oppenheimer Global Fund (Class A) seeks capital appreciation. Under normal market conditions, the fund invests mainly in common stocks of companies in the U.S. and foreign countries. The fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets. However, the fund currently emphasizes investments in developed markets such as the United States, Western Europe countries and Japan. The fund does not limit its investments to companies in a particular capitalization range, but currently focuses its investments in mid- and large-cap companies. The fund is not required to allocate its investments in any set percentages in any particular countries. As a fundamental policy, the fund normally will invest in at least three countries (one of which may be the United States). Typically, the fund invests in a number of different countries.

PIMCO Funds: Pacific Investment Management Series

PIMCO Total Return Fund (Administrative Class) seeks maximum total return, consistent with preservation of capital and prudent investment management. Under normal market conditions, the fund seeks to achieve its investment objective by investing at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration normally varies within a three- to six-year time frame based on the investment adviser's forecast for interest rates.

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RS Investment Trust

RS Diversified Growth Fund seeks long-term capital growth. Under normal market conditions, the fund typically invests in a diversified portfolio of small-capitalization growth companies across a broadly diversified mix of industries. The fund principally invests in equity securities of companies with market capitalizations of up to 120% of the market capitalization of the largest company included in the Russell 2000(R) Index on the last day of the most recent quarter. The fund may at times invest a substantial portion of its assets in technology companies.

RS Emerging Growth Fund seeks capital appreciation. Under normal market conditions, the fund invests principally in smaller, rapidly growing emerging companies. Although the fund may invest without limit in companies of any size, it is likely, under current market conditions, that a substantial amount of its investments will be in companies with market capitalizations of $1.5 billion or less. The fund may at times invest a substantial portion of its assets in technology companies.

The Jensen Portfolio

The Jensen Portfolio (Class R) seeks long-term capital appreciation. The fund invests primarily in the common stocks of approximately 25 companies selected according to the specific, long-term investment criteria established by the fund's investment adviser. A company must have satisfied the following criteria to be selected for investment by the fund: (1) attained a return on equity of at least 15% per year for each of the prior 10 years; (2) be in excellent financial condition based on certain qualitative factors such as ability to grow its business from excess cash flow; (3) be selling at a significant discount to its intrinsic value (as determined by the fund's investment adviser); (4) demonstrate commitment to increasing shareholder value by acquiring companies that contribute to their competitive advantage, paying off debt, repurchasing outstanding shares or increasing dividends; (5) in the fund's investment adviser's opinion, established entry barriers as evidenced by: (a) differentiated products which can be protected from competition by patents, copyright protection, effective advertising or other means; (b) economies of scale in production, marketing or maintenance of the company's products or services; (c) absolute cost advantages, such as obtaining raw materials at lower costs; (d) capital requirements at a level which make it impractical for other firms to enter the business; or (e) other sustainable competitive advantages identified by the fund's investment adviser; and (6) in the fund's investment adviser's opinion, have the capability of continuing to meet the above criteria.


Eligible Fund Investment Advisers

AIM Funds are advised by A I M Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.

Alger American Fund is advised by Fred Alger Management, Inc., 111 Fifth Avenue, New York, New York 10003.

American Century Investor Class Equity Income Fund and American Century Income & Growth Fund are advised by American Century Investment Management, Inc., 4500 Main Street, Kansas City, Missouri 64111.


Artisan International Fund is advised by Artisan Partners Limited Partnership, 875 East Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202.


Federated Equity Funds are advised by Federated Equity Management Company of Pennsylvania, Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222.

Fidelity Variable Insurance Products Fund is advised by Fidelity Management & Research Company, 2 Devonshire Street, Boston Massachusetts 02109.

Franklin Small-Mid Cap Growth Fund is advised by Franklin Advisers, Inc., One Franklin Parkway, San Mateo, California 94403.


Janus Aspen Series is advised by Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206.

Janus Worldwide Fund, Janus Fund and Janus Twenty Fund are advised by Janus Capital Management, LLC, 151 Detroit Street, Denver, Colorado 80206.


Legg Mason Equity Funds are advised by Legg Mason Funds Management, Inc., 100 Light Street, Baltimore, Maryland 21202.

Liberty Variable Investment Trust is advised by Columbia Management Group, Inc., One Financial Center, Boston, MA 02111.

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Maxim Series Fund, Inc. is advised by GW Capital Management, LLC (doing business as Maxim Capital Management, LLC ("MCM")), 8515 E. Orchard Road, Greenwood Village, Colorado 80111, a wholly owned subsidiary of Great-West.

MFS Strategic Growth Fund is advised by Massachusetts Financial Services Company, 500 Boylston Street, Boston, Massachusetts 02116.


Oppenheimer Funds are advised by OppenheimerFunds, Inc., Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281.


PIMCO Funds: Pacific Investment Management Series are advised by Pacific Investment Management Company LLC, 840 Newport Center Drive, Newport Beach, California 92660.

Pioneer Variable Contracts Trust is advised by Pioneer Investment Management, Inc., 60 State Street, Boston, Massachusetts 02109.

RS Diversified Growth Fund and RS Emerging Growth Fund are advised by RS Investment Management, L.P., 388 Market Street, Suite 1700, San Francisco, California 94111.


The Jensen Portfolio, Inc. is managed by Jensen Investment Management, Inc., 2130 Pacwest Center, 1211 SW Fifth Avenue, Portland, Oregon 97204.


Maxim Series Fund Sub-Advisers


Maxim Series Fund currently operates under a manager-of-managers structure under an SEC order granting exemptions, which permits MCM, without shareholder approval, to hire sub-advisors to manage the investment and reinvestment of the assets of the Portfolios of Maxim Series Fund, Inc. These sub-advisers are subject to the review and supervision of MCM and the board of directors of Maxim Series Fund, Inc.

Ariel Capital Management, LLC serves as the sub-adviser to the Maxim Ariel Mid-Cap Value Portfolio and the Maxim Ariel Small-Cap Value Portfolio. Ariel is located at 200 E. Randolph Drive, Chicago, Illinois 60601.

BNY Investment Advisors serves as the sub-adviser of the Maxim Stock Index, Maxim Index 600, Maxim Growth Index and Maxim Value Index Portfolios. BNY is located at One Wall Street, New York, New York 10286.

INVESCO Global Asset Management (N.A.), Inc. serves as the sub-adviser to the Maxim INVESCO ADR Portfolio. INVESCO Global Asset Management (N.A.), Inc. is located at 1360 Peachtree Street, Atlanta, Georgia 30309.

Loomis, Sayles & Company, LP ("Loomis Sayles") serves as the sub-adviser to the Maxim Loomis Sayles Bond Portfolio and the Maxim Loomis Sayles Small-Cap Value Portfolio. Loomis Sayles is located at One Financial Center, Boston, Massachusetts 02111.

Massachusetts Financial Services Company ("MFS") serves as the sub-adviser to the Maxim MFS Small-Cap Growth Portfolio. MFS is located at 500 Boylston Street, Boston, Massachusetts 02116.

Templeton Investment Counsel, LLC serves as the sub-adviser of the Maxim Templeton International Equity Portfolio. Templeton is located at Broward Financial Centre, 500 East Broward Blvd, Suite 2100, Fort Lauderdale, Florida 33394.

T. Rowe Price Associates, Inc. serves as the sub-adviser to the Maxim T. Rowe Price Equity/Income Portfolio and the Maxim T. Rowe Price MidCap Growth Portfolio. T. Rowe Price is located at 100 East Pratt Street, Baltimore, Maryland 21202. It is a wholly owned subsidiary of the T. Rowe Price Group, Inc.

Reinvestment and Redemption

All dividend distributions and capital gains made by an Eligible Fund will be automatically reinvested in shares of that Eligible Fund on the date of distribution. We will redeem Eligible Fund shares to the extent necessary to make annuity or other payments under the Group Contracts.

Meeting Investment Objectives

Meeting investment objectives depends on various factors, including, but not limited to, how well the Eligible Fund managers anticipate changing economic and market conditions. There is no guarantee that any of these Eligible Funds will achieve their stated objectives.

Where to Find More Information About the Eligible Funds

Additional information about the Eligible Funds can be found in the current prospectuses for the Eligible Funds, which can be obtained by calling Great-West at 800-701-8255, or by writing to Great-West at D790 - Great-West Retirement ServicesSM Marketing, P.O. Box 1700, Denver, Colorado 80201-9952. The Eligible Funds' prospectuses should be read carefully before you make a decision to invest in an Investment Division.

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THE GROUP CONTRACTS

Group Contract Availability

The Group Contract is generally purchased by employers or certain associations or organizations to fund their retirement plans. We issue the Group Contract in connection with:

  o 401(a) Plans;
  o 401(k) Plans;
  o 403(b) Plans;
  o 457(b) or (f) Plans;
  o 415(m) Plans; and
  o NQDC Plans.

The Group Contract is generally owned by the employer, association or organization. For Group Contracts issued in connection with certain 403(b) Plans, the Group Contractowner has no right, title or interest in the amounts held under the Group Contract and the Participants make all elections under the Group Contract. For all other plans, Participants have only those rights that are specified in the plan.

Purchasing an Interest in the Group Contract

Eligible organizations may acquire a Group Contract by completing and sending to us the appropriate forms. Once we approve the forms, we issue a Group Contract to the Group Contractowner. If you are eligible to participate in the plan, you may purchase an interest in a Group Contract by completing an enrollment form and giving it to your employer or Group Contractowner, as applicable or a GWFS representative. Your Participant enrollment form will be forwarded to us for processing. Please consult with your employer or the Group Contractowner, as the case may be, for information concerning your eligibility to participate in the plan and the Group Contract.

Contributions

Your employer will send us contributions on your behalf. Except as limited by the Code or your plan, there is no minimum amount or number of Contributions. You can make Contributions at any time before your Annuity Commencement Date. We will receive a report of the amount paid as Contributions and this report is conclusive and binding on the Group Contractowner and any person or entity claiming an interest under the Group Contract. When the Group Contractowner's report does not coincide with the Contributions received and the inconsistency is not resolved within a period of time required under the law, Great-West will return the Contribution to the payor.

Participant Annuity Account

When we approve your Participant enrollment form we will establish a Participant Annuity Account in your name to reflect all of your transactions under the Group Contract. You will receive a statement of your Participant Annuity Account Value no less frequently than annually. You may also review your Participant Annuity Account Value through KeyTalk(R) or via the Internet.

Assignments and Transfers

In general, the interest of any Participant or Group Contractholder may not be transferred, sold, assigned, pledged, charged, encumbered or in any way alienated by any of them.

ACCUMULATION  PERIOD

Participant Enrollment Form and Initial Contribution

  o For 403(b) Plans (other than employer-sponsored plans):

If your Participant enrollment form is complete, we will allocate your initial Contributions to the Investment Divisions according to the instructions in your Participant enrollment form within two business days of receipt at our Administrative Offices. If your Participant enrollment form is incomplete, we will immediately place your initial Contributions in the Maxim Money Market Investment Division while we try to complete the Participant enrollment form. Upon completion of your Participant enrollment form, the initial Contribution will be allocated to the Investment Divisions according to your instructions in the Participant enrollment form. If your Participant enrollment form remains incomplete after 105 days we will return your Contribution along with investment earnings (if any).

  o For all other plans:

If your Participant enrollment form is complete we will allocate your initial Contributions to the Investment Divisions pursuant to instructions in your Participant enrollment form, within two business days of receipt at our Administrative Offices. If your Participant enrollment form is incomplete, we will contact you or the Group Contractowner to obtain the missing information. If your Participant enrollment form remains incomplete for five business days, we will immediately return your Contributions. If we complete an Participant enrollment form within five business days of our receipt of the incomplete Participant enrollment form, we will allocate your initial Contribution within two business days of the Participant enrollment form's completion in accordance with your allocation instructions. However, if your Participant enrollment form is incomplete solely because you have not provided complete allocation instructions, we will consider the Participant enrollment form to be complete if the Group Contractowner has directed us to allocate your initial Contribution to a specified Investment Division or Fixed Option as authorized by the specific retirement plan.

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


Free Look Period

Where required by law, you may have the ability to cancel your interest in the Group Contract for any reason by delivering or mailing a Request to cancel to our Administrative Offices or to an authorized agent of GWL&A within 10 days after GWL&A receives your completed application form (or longer where required by law). We must receive your cancellation Request in person or postmarked prior to the expiration of the free look period. Upon cancellation, we will refund the greater of (1) Contributions, less partial withdrawals; or, (2) your Participant Annuity Account Value.

Subsequent Contributions

We will allocate subsequent Contributions according to the allocation instructions you provided in the Participant enrollment form. We will allocate Contributions on the Valuation Date we receive them.

You may change your allocation instructions at any time by Request. Such change will be effective the later of (1) the date you specify in your Request or (2) the Valuation Date on which we receive your request at our Administrative Offices. Once you change your allocation instructions, those instructions will be effective for all subsequent Contributions until changed.

Participant Annuity Account Value

Before the Annuity Commencement Date, your Participant Annuity Account Value is the total value of your Variable and Guaranteed Sub-Accounts.

Before the Annuity Commencement Date, the Variable Account Value is the total dollar amount of all Accumulation Units credited to you. When you allocate Contributions or Transfer to an Investment Division we credit you with Accumulation Units. We determine the number of Accumulation Units credited to you by dividing your Contribution, less any applicable premium tax, or Transfer to an Investment Division by that Investment Division's Accumulation Unit value. The number of Accumulation Units will decrease for charges deducted and Transfers, withdrawals, or loans, if available for the Investment Division. We determine the Accumulation Unit value on each Valuation Date.

We calculate each Investment Division's Accumulation Unit value at the end of each Valuation Period by multiplying the value of that unit at the end of the prior Valuation Period by the Investment Division's Net Investment Factor for the Valuation Period. The formula used to calculate the Net Investment Factor is set forth in Appendix B. Your Variable Account Value reflects the value of the Accumulation Units credited to you in each Investment Division.

The value of an Investment Division's assets is determined at the end of each Valuation Date.

Your Variable Account Value will reflect the investment performance of the selected Investment Division(s) which in turn reflect the investment performance of the corresponding Eligible Funds, which we factor in by using the Net Investment Factor referred to above.

Making Transfers

Prior to your Annuity Commencement Date, you can Transfer your Participant Annuity Account Value among the Investment Divisions and the Fixed Options subject to the following limitations:

  o You may Transfer all or a portion of your Participant Annuity Account Value held in any of the Investment Divisions and/or the Daily Interest Guaranteed Fixed Option at any time by Request.

  o You may Transfer all or a portion of your Participant Annuity Account Value held in any of the Guaranteed Certificate Funds Fixed Options only at Certificate maturity by Request. (See your Group Contract for more information.)

  o You may Transfer all or a portion of your Participant Annuity Account into the Guaranteed Fixed Fund (GFF) at any time. However, the percentage available for Transferring out of the GFF will range from 20% to 100% of the previous December 31 account balance. (See your Group Contract for more information.)

Your Request must specify:
  o     the amounts being transferred,
  o the Investment Division(s) or Fixed Options from which the Transfer is to be made, and
  o the Investment Division(s) or Fixed Options that will receive the Transfer.

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


Currently, there is no limit on the number of Transfers you can make among the Investment Divisions each calendar year. However, we reserve the right to limit the number of Transfers you make. There is no charge for Transfers.

You may make Transfers by telephone or through the Internet. We will use reasonable procedures in monitoring and accepting telephonic and Internet Transfer Requests designed to ensure that those Requests are genuine such as requiring certain identifying information, tape recording telephone instructions, and providing written confirmation of a transaction. We will not be liable for losses resulting from telephone or Internet instructions we reasonably believe to be genuine.

We reserve the right to suspend telephone or Internet transaction privileges at any time, for some or all Group Contracts, and for any reason. Withdrawals are not permitted by telephone.

A Transfer will take effect on the later of the date designated in the Request or the Valuation Date that we receive the Transfer Request at our Administrative Offices. If we receive a Transfer Request within 30 days of the Annuity Commencement Date, we may delay the Annuity Commencement Date by not more than 30 days. Additional Transfer conditions apply to Transfers to or from the Fixed Options. Please see your Group Contract for more information.

We reserve the right without prior notice to modify, restrict, suspend or eliminate the Transfer privileges at any time. Transfer restrictions may be necessary to protect investors from the effect large and/or numerous Transfers can have on portfolio management. Moving large amounts of money may also cause a substantial increase in Eligible Fund transaction costs which must be borne by you.

Although you are permitted to make transfers by telephone or through the Internet, we reserve the right to require that each Transfer Request be made by a separate communication to us. We also reserve the right to require that each Transfer Request be submitted in writing and be signed by you. Transfer Requests by fax will not be accepted. Transfers among the Investment Divisions may also be subject to terms and conditions imposed by the Eligible Funds.

Market Timing & Excessive Trading

The Group Contracts are intended for long-term investment and not for the purpose of market timing or excessive trading activity. Market timing activity may dilute the interests of Participants in the underlying Eligible Funds. Market timing generally involves frequent or unusually large transfers that are intended to take advantage of short-term fluctuations in the value of an Eligible Fund's portfolio securities and the reflection of that change in the Eligible Fund's share price. In addition, frequent or unusually large transfers may harm performance by increasing Eligible Fund expenses and disrupting Eligible Fund management strategies. For example, excessive trading may result in forced liquidations of portfolio securities or cause the Eligible Fund to keep a relatively higher cash position, resulting in increased brokerage costs and lost investment opportunities.

We maintain procedures designed to discourage market timing and excessive trading by Participants. As part of those procedures, we will rely on the Eligible Funds to monitor for such activity. If such activity is identified by an Eligible Fund, we will request a determination from the Eligible Fund as to whether such activity constitutes improper trading. If the Eligible Fund determines that the activity constitutes improper trading, GWL&A will contact the Participant in writing to request that the Participant stop market timing and/or excessive trading immediately. We will also contact the plan in writing and request that it identify one of four trading restrictions listed below to be implemented going forward for all Participants that do not stop improper trading upon receipt of our written request. We will then provide a subsequent report of the Participant's trading activity to the Eligible Fund. If based on the report, the Eligible Fund determines that the Participant has not ceased improper trading, upon request of the Eligible Fund, we will inform the Participant in writing that the trading restriction selected by the Participant's plan is being implemented. The four possible trading restrictions are:

  o Restrict the Participant to inquiry-only access for the web and voice response unit so that the Participant will only be permitted to make Transfer Requests by written request mailed to GWL&A through U.S. mail ("U.S. Mail Restriction"); the Participant will not be permitted to make Transfer Requests via overnight mail, fax, the web, voice response unit, or the call center. Once the U.S. Mail Restriction has been in place for one hundred eighty (180) days, the restricted Participant may request that we lift the U.S. Mail Restriction by signing, dating and returning a form to us whereby the individual acknowledges the potentially harmful effects of improper trading on Eligible Funds and other investors, represents that no further improper trading will occur, and acknowledges that we may implement further restrictions, if necessary, to stop improper trading by the individual;

  o Close the applicable Eligible Fund to all new monies, including Contributions and Transfers in, of all Participants in the plan;

  o Restrict all Participants of the plan to one purchase in the applicable Eligible Fund per ninety (90) day period; or

  o Remove the Eligible Fund as an investment option for the plan and convert all allocations in that Eligible Fund to a different investment option.

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



If the plan fails to select one of the above restrictions or provide direction to GWL&A, the Eligible Fund will be so advised. Absent corrective action by the plan satisfactory to the Eligible Fund, the Eligible Fund may, pursuant to its prospectus and policies and procedures, reject all trades initiated by the Plan, including those trades of individuals who are not engaging in improper trading. Inherently subjective judgments will be involved when a plan selects one of the four trading restrictions or if an Eligible Fund decides to reject all trades initiated by a plan. The discretionary nature of our procedures creates a risk that we may treat some plans or some Participants differently than others.

Please note that the Account's marketing timing procedures are such that the Account does not impose trading restrictions unless or until an Eligible Fund first detects and notifies us of potential market timing or excessive trading activity. Accordingly, we cannot prevent all market timing or excessive trading transfer activity before it occurs , as it may not be possible to identify it unless and until a trading pattern is established. To the extent the Eligible Funds do not detect and notify us of market timing and/or excessive trading or the trading restrictions we impose fail to curtail it, it is possible that a market timer may be able to make market timing and/or excessive trading transactions with the result that the management of the Eligible Funds may be disrupted and the Participants may suffer detrimental effects such as increased costs, reduced performance, and dilution of their interests in the affected Eligible Funds.


We endeavor to ensure that our procedures are uniformly and consistently applied to all Participants, and we do not exempt any persons from these procedures. In addition, we do not enter into agreements with Participants whereby we permit market timing or excessive trading. Subject to applicable state law and the terms of each Group Contract, we reserve the right without prior notice to modify, restrict, suspend or eliminate the Transfer privileges (including telephone Transfers) at any time, to require that all Transfer Requests be made by you and not by your designee, and to require that each Transfer Request be made by a separate communication to us. We also reserve the right to require that each Transfer Request be submitted in writing and be signed by you.

The Eligible Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Eligible Funds should describe any such policies and procedures. The frequent trading policies and procedures of an Eligible Fund may be different, and more or less restrictive, than the frequent trading policies and procedures of other Eligible Funds and the policies and procedures we have adopted to discourage market timing and excessive trading. For example, an Eligible Fund may impose a redemption fee. Participants should also be aware that we may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the respective Eligible Funds that would be affected by the transfers.

We may revise our market timing and excessive trading policy and related procedures at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to comply with state or federal regulatory requirements or to impose additional or alternative restrictions on Participants engaging in market timing or excessive trading. In addition, our orders to purchase shares of the Eligible Funds are generally subject to acceptance by the Eligible Fund, and in some cases an Eligible Fund may reject or reverse our purchase order. Therefore, we reserve the right to reject any Participant's Transfer Request if our order to purchase shares of the Eligible Fund is not accepted by, or is reversed by, an applicable Eligible Fund.


You should note that other insurance companies and retirement plans may also invest in the Eligible Funds and that those companies or plans may or may not have their own policies and procedures on frequent transfers. You should also know that the purchase and redemption orders received by the Eligible Funds generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. Omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The nature of such orders may limit the Eligible Funds' ability to apply their respective frequent trading policies and procedures. As a result, there is a risk that the Eligible Funds may not be able to detect potential market timing and/or excessive trading activities in the omnibus orders they receive. We cannot guarantee that the Eligible Funds will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that invest in the Eligible Funds. If the policies and procedures of other insurance companies or retirement plans fail to successfully discourage frequent transfer activity, it may affect the value of your investments in the Eligible Funds. In addition, if an Eligible Fund believes that an omnibus order we submit may reflect one or more Transfer Requests from a Participant engaged in frequent transfer activity, the Eligible Fund may reject the entire omnibus order and thereby interfere with our ability to satisfy your request even if you have not made frequent transfers. For transfers into more than one investment option, we may reject or reverse the entire Transfer Request if any part of it is not accepted by or is reversed by an Eligible Fund.


Automatic Custom Transfers

Dollar Cost Averaging

You may arrange for systematic Transfers from any Investment Division to any other Investment Division. These systematic Transfers may be used to Transfer values from the Maxim Money Market Investment Division to other Investment Divisions as part of a dollar cost averaging strategy. Dollar cost averaging does not assure a greater profit, or any profit, and will not prevent or necessarily alleviate losses in a declining market. It does, however, allow you to buy more units when the price is low and fewer units when the price is high. Over time, your average cost per unit may be more or less than if you invested all your money at one time.

You can set up automatic dollar cost averaging on the following frequency periods: monthly, quarterly, semi-annually or annually. Your Transfer will be initiated on the Valuation Date you select one frequency period following the date of the Request. For example, if we receive a Request for quarterly Transfers on January 9, your first Transfer will be made on April 9 (or the following business day, as applicable) and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Group Contract. There will be no additional cost for using dollar cost averaging.

If there are insufficient funds in the applicable Variable Sub-Account on the date your Transfer is scheduled, your Transfer will not be made. However, your dollar cost averaging Transfers will resume once there are sufficient funds in the applicable Variable Sub-Account. Dollar cost averaging will terminate automatically when you start taking payments from an annuity payment option.

Dollar cost averaging Transfers must meet the following conditions:

  o The minimum amount that can be Transferred out of an Investment Division is $100 per month.

  o You must: (1) specify the dollar amount to be Transferred, (2) designate the Investment Division(s) to which the Transfer will be made, and (3) designate the percent of the dollar amount to be allocated to each Investment Division into which you are transferring money. The Accumulation Unit values will be determined on the Transfer date.

Great-West reserves the right to modify, suspend or terminate dollar cost averaging at any time for any reason.

Rebalancer

Because the value of your Variable Sub-Accounts will fluctuate with the investment performance of the Investment Division, your asset allocation plan percentages may become out of balance over time. Rebalancer allows you to automatically reallocate your Variable Account Value to maintain your desired asset allocation. Participation in Rebalancer does not assure a greater profit, nor will it prevent or necessarily alleviate losses in a declining market.

You can set up Rebalancer as a one-time Transfer or on a quarterly, semi-annual or annual basis. If you select to rebalance only once, the Transfer will take place on the Valuation Date specified in your Request.

If you select to rebalance on a quarterly, semi-annual or annual basis, the first Transfer will be initiated on the transaction date one frequency period following the date of the Request. For example, if we receive a Request for quarterly Transfers on January 9, your first Transfer will be made on April 9 (or the following business day, as applicable) and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Group Contract. There will be no additional cost for using Rebalancer.

On a Rebalancing Valuation Date your money will be automatically reallocated among the Investment Divisions based on your allocation instructions. You can change your allocation instructions at any time by Request. The Rebalancer option will terminate automatically when you start taking payments from an annuity payment option.

Rebalancer Transfers must meet the following conditions:

  o Your entire Variable Account Value must be included.

  o You must specify the percentage of your Variable Account Value you would like allocated to each Investment Division and the frequency of rebalancing. You may modify the allocations or stop the Rebalancer option at any time, by Request.

You may not participate in dollar cost averaging and Rebalancer at the same time.

Great-West reserves the right to modify, suspend, or terminate the Rebalancer option at any time and for any reason.

Loans

  o Loans are not available under 415(m), NQDC, non-governmental 457(b) or 457(f) Plans.

  o Under 401(a), 401(k), 403(b) or governmental 457(b) Plans, loans may be available under your plan.

  o Consult your employer or Group Contractowner, as the case may be, for complete details.

Total and Partial Withdrawals

You may Request to make a total or partial withdrawal at any time before your Annuity Commencement Date.

  o The right to a total or partial withdrawal is subject to any limitations or restrictions contained in the underlying retirement plan.

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


  o When we receive a Request for a partial withdrawal within 30 days prior to the Annuity Commencement Date, we may delay the Annuity Commencement Date by up to 30 days.

  o A Request for partial withdrawal must specify the Investment Division(s) or Fixed Option(s) from which the partial withdrawal is to be made.

The amount available for any withdrawal is your Participant Annuity Account Value as determined on the Valuation Date you Request the withdrawal to be made. We will process your withdrawal Request on the later of the date selected in the Request or the Valuation Date on which we receive the Request at our Administrative Offices.

Withdrawal proceeds attributable to the Investment Divisions will generally be paid by us within seven days of the Valuation Date on which we process your Request, though payment may be postponed for a period in excess of seven days as permitted by the Investment Company Act of 1940. You may apply the amount payable upon a total withdrawal to an Annuity Payment Option instead of receiving a lump-sum payment.

After a total withdrawal of your Participant Annuity Account Value or at any time such value is zero, all of your rights under the Group Contract will terminate.

Withdrawal Requests must be in writing. If your instructions are not clear, your Request will be denied and will not be processed.

There are additional conditions that apply to a partial or total withdrawal of your Guaranteed Account Value. Certain restrictions apply to partial or total withdrawals under a Group Contract. (See "Federal Tax Consequences.")

You may have to pay a Contingent Deferred Sales Charge upon a partial or total withdrawal. (See "Charges and Deductions"). In addition, there may be certain tax consequences to you when you make withdrawals. (See "Federal Tax Consequences.")

Cessation of Contributions

In the future, either GWL&A or the Group Contractowner may determine that no further Contributions will be made under the Group Contract. Should this occur, then GWL&A or the Group Contractowner, as applicable, shall provide the other party 60 days written notice that no future Contributions or Transfers will be made (this is referred to as a Date of Cessation). After cessation of Contributions, GWL&A shall continue to administer all Participant Annuity Accounts in accordance with the provisions of the Group Contract until the Group Contract is terminated.

In the event that a Date of Cessation is declared and the Group Contract is terminated, the Group Contractowner must, by Request, elect one of the following Cessation Options:

  o Cessation Option (1):

   GWL&A will maintain each Participant Annuity Account until it is applied to a payment option. A contingent deferred sales charge, if applicable, will apply to Transfers to Other Companies.

  o Cessation Option (2):

   GWL&A will pay, within seven (7) days of the Date of Cessation, the Variable Account Values of the Participant Annuity Accounts to either the Group Contractowner or a person designated in writing by the Group Contractowner as the successor provider of the Group Contractowner's plan. GWL&A will pay the sum of the Guaranteed Account Values of the Participant Annuity Accounts as of the Date of Cessation to either the Group Contractowner or a person designated in writing by the Group Contractowner as the successor provider of the Group Contractowner's plan, in 20 equal quarterly installments.

  o Cessation Option (3):

    In the event of an early termination under certain Group Contracts with a Guaranteed Fixed Fund option, GWL&A will pay the Variable Account Values in accordance with the procedure described in Cessation Option (2). GWL&A will pay the Guaranteed Fixed Fund Values within 30 days of the Date of Cessation in accordance with the terms of the Guaranteed Fixed Fund rider to the Group Contract.

If the Group Contractowner has not elected a cessation option within thirty (30) days of the Date of Cessation, Cessation Option (1) will be deemed to have been elected for Group Contracts without a Guaranteed Fixed Fund rider.

CESSATION OPTIONS (2) AND (3) MAY NOT BE AVAILABLE IN ALL GROUP CONTRACTS.

Death Benefit

Payment of Death Benefit

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We will pay a death benefit to your beneficiary if you die before the Annuity
Commencement Date.

        o If you die prior to age 70, the death benefit will be the greater of: (1) your Participant Annuity Account Value less any Premium Taxes, or (2) the sum of all Contributions paid less any withdrawals and any applicable Premium Tax.

        o If you die on or after your 70th birthday, the death benefit will be your Participant Annuity Account Value, less any Premium Taxes.

You designate the beneficiary to whom the death benefit will be paid.

Your beneficiary may elect to receive the death benefit:

         o under any of the Annuity Payment Options,

         o as a lump-sum payment, or

         o as a partial lump-sum payment with the balance applied toward an Annuity Payment Option.

Your beneficiary must make this election within 60 days after we receive adequate proof of your death. If no election is made within the 60 day period, a lump-sum payment to your beneficiary will be made.

Your Participant Annuity Account Value, for purposes of determination of the death benefit, will be calculated at the end of the Valuation Period during which we receive both proof of death and an election by the person receiving payment at GWL&A's Administrative Offices. If no election is made, your Participant Annuity Account Value will be determined 60 days after the date on which proof of death is received.

Distribution of the Proceeds

         o If the beneficiary Requests a lump-sum or partial lump-sum payment, the proceeds will be paid within seven (7) days of GWL&A's receipt of such election and adequate proof of death.

         o If the beneficiary Requests any Annuity Payment Option, the annuity payment shall commence thirty (30) days after the receipt of both such election and adequate proof of death.

We will pay the death benefit in accordance with any applicable laws and regulations governing payment of death benefits, subject to postponement in certain circumstances as permitted by the Investment Company Act of 1940.

You may designate or change a beneficiary by sending us a Request. Each change of beneficiary revokes any previous designation. Unless otherwise provided in the beneficiary designation, one of the following procedures will take place on the death of a beneficiary:

        o if there is more than one primary surviving beneficiary, the Participant Annuity Account Value will be shared equally among them;

        o if any primary beneficiary dies before the Participant, that beneficiary's interest will pass to any other named surviving primary beneficiary or beneficiaries, to be shared equally;

        o if there is no surviving primary beneficiary, the Participant
         Annuity Account Value will pass to any surviving contingent beneficiary and, if more than one contingent beneficiary survives the Participant, it will be shared equally among them;

       o if no beneficiary survives the Participant, or if the designation of beneficiary was not adequately made, the Participant Annuity Account Value will pass under the terms of the Plan document, and if none, to the Participant's estate.

CHARGES AND DEDUCTIONS

The charges and deductions we assess will vary by Group Contract. Please contact your employer or the Group Contractowner, as the case may be, or your GWFS representative to determine the actual charges and deductions which are applicable to your Group Contract.

Contract Maintenance Charge

  o We may deduct a Contract Maintenance Charge from your Participant Annuity Account of not more than $30 on the first Valuation Date of each calendar year.

  o If your Participant Annuity Account is established after that date, the Contract Maintenance Charge will be deducted on the first day of the next quarter and will be pro-rated for the year remaining.

  o The deduction will be pro-rated between your Variable and Guaranteed
    Accounts.

  o No refund of this charge will be made.

  o The Contract Maintenance Charge on Section 403(b) Plan Group Contracts will be waived for an initial period of no less than 12 months and up to 15 months, depending on the date you began participating under the Group ontract.

  o This Contract Maintenance Charge is assessed to reimburse us for some of our administrative expenses relating to the establishment and maintenance of Participant Annuity Accounts.

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Contingent Deferred Sales Charge

Withdrawals of all or a portion of your Participant Annuity Account Value, payments made under a periodic payment option that are not to be made for more than 36 months ("Certain Periodic Payments"), or Transfers to Other Companies may be subject to a Contingent Deferred Sales Charge ("CDSC"). The amount of the CDSC depends on the type of plan, and the Group Contract, in which you participate. The CDSC is a percentage of the amounts you withdraw or Transfer to Other Companies.

Depending upon the Group Contract in which you participate, the CDSC will be based on one of the three levels described below. In addition, if your Group Contract was issued in exchange for a previously issued Great-West fixed annuity contract and you were a participant under that contract, we will assess an additional CDSC on amounts withdrawn or Transferred to Other Companies as described below.

While the CDSC under any level will be a percentage of the amount withdrawn or Transferred to Other Companies, in no event will the amount of a CDSC exceed 8.5% of the Contributions made to your Participant Annuity Account. For the CDSC that applies under your Group Contract, please contact your employer or the Group Contractowner, as the case may be, or your GWFS representative.

Level 1: 6% Capped CDSC

The CDSC for Level 1 Group Contracts will be an amount equal to 6% of:
      o the amount of the total or partial withdrawal
      o the amount Transferred to Other Companies; or
      o the amount of Certain Periodic Payments

The maximum contingent deferred sales charges you pay will not exceed 6% of all Contributions made within 72 months of the total or partial withdrawals, Transfer to Other Companies or Certain Periodic Payments.

Level 2: 5% Level Charge for 5 Years

The CDSC for Level 2 Group Contracts will be an amount equal to 5% of the total or partial withdrawal, amounts Transferred to Other Companies or amount of Certain Periodic Payments, if such distribution occurs during the first five years of your participation in the Group Contract. If the distribution occurs in your sixth year of participation or later, you will incur no contingent deferred sales charge.

Level 3: 5% Decreasing Charge
The CDSC for Level 3 Group Contracts will be an amount equal to the percentage of the amount withdrawn, Transferred to Other Companies or amount of Certain Periodic Payments based on the table below: Years of The applicable participation in percentage shall be this Group Contract
0-4 years              5%
5-9 years              4%
10-14 years            3%
15 or more years       0%

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


Level 4:  6% Contract Termination Decreasing Charge

The contingent deferred sales charge for Level 4 Group Contracts will be an amount equal to the percentage of the amount withdrawn or Transferred to Other Companies at the termination of the Group Contract, based on the table below:

Years since Issuance            The applicable percentage
of the Group Contract                 shall be
---------------------    ---------------------------------
0-1 Year                            6%
2 Years                             5%
3 Years                             4%
4 Years                             3%
5 Years                             2%
6 Years                             1%
7 Years                             1%
More than 7 Years                   0%

There is no Contingent Deferred Sales Charge Free Amount for Level 4 Group Contracts.

Level 5:  No Contingent Deferred Sales Charges

Under Level 5 Group Contracts we do not assess any contingent deferred sales charge.

Additional Contingent Deferred Sales Charges:

If the Group Contract was issued in exchange for a previously issued Great-West fixed annuity contract, the charges applicable to your Group Contract (as described in Levels 1-5 above) will apply in addition to the following charges:

  o an amount equal to a percentage of the amount of the total or partial withdrawal, Transferred to Other Companies, or the amount of Certain Periodic Payments, based on the number of years of participation in both the exchanged annuity contract and the Group Contract as illustrated below:

Number of Years of                Applicable
Participation in Both the         Percentage
Exchanged Annuity Contract
and this Group Contract
                             ---------------------
----------------------------
Less than 5 Years                     6%
More than 5 Years but less            5%
than 10 Years
More than 10 Years                    4%

The additional CDSC applies only to amounts attributable to your fixed annuity contract on the date you exchanged that contract for an interest in the Group Contract (the "Exchanged Amount"). Thus the additional CDSC does not apply to Contributions made under the Group Contract (other than the Exchanged Amount), earnings on those Contributions or earnings on the Exchanged Amount. To determine whether this charge applies, we first consider amounts you withdraw to be withdrawn from Contributions (other than the Exchanged Amount), earnings on those Contributions and earnings on the Exchanged Amount. The charge will not be assessed unless and until the foregoing have been depleted.

The CDSC applicable to Participant Annuity Account Values derived from a previously exchanged Great-West annuity contract do not ever decrease below 4%.

Contingent Deferred Sales Charge Free Amount

You may be eligible for a CDSC "Free Amount."

  o The CDSC "Free Amount" is an amount against which the CDSC will not be assessed.

  o The "Free Amount" shall not exceed 10% of the Participant Annuity Account Value at December 31 of the previous calendar year and will be applied on the first distribution, payment or Transfer to Another Company made in that year.

All additional distributions, payments or Transfers to Another Company during that calendar year will be subject to a Contingent Deferred Sales Charge without application of any "Free Amount."

General Provisions Applicable to the CDSC

The CDSC is deducted from your payment. Thus, for example (assuming a 6% CDSC):

    If you Request a withdrawal of $100, (and assuming that the entire withdrawal is subject to a 6% CDSC) you would receive a payment of $94.

The CDSC will not exceed 8.5% of Contributions made by the Participant under the Group Contract.

The CDSC is paid to GWL&A to cover expenses relating to the sale and distribution of the Group Contracts, including commissions, the cost of preparing sales literature, and other promotional activities. In certain circumstances, sales expenses associated with the sale and distribution of a Group Contract may be reduced or eliminated and, in such event, the CDSC applicable to that Group Contract may likewise be reduced. Whether such a reduction is available will be determined by GWL&A based upon consideration of the following factors:

  o     size of the prospective group,
  o     projected annual Contributions for all Participants in the group,
  o     frequency of projected withdrawals,
  o     type and frequency of administrative and sales services provided,
  o level of contract maintenance charge, administrative charge and mortality and expense risk charge,
  o     type and level of communication services provided, and
  o     number and type of plans.

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


We will notify a prospective purchaser of its eligibility for a reduction of the CDSC prior to the acceptance of an application for coverage.

It is possible that the CDSC will not be sufficient to enable GWL&A to recover all of its distribution expenses. In such case, the loss will be borne by GWL&A out of its general account assets.

Mortality and Expense Risk Deductions

We deduct a mortality and expense risk charge to compensate us for bearing certain mortality and expense risks under the Group Contracts. The level of this charge is guaranteed and will not increase above 1.25%. However, the amount charged and the methodology we use to calculate that amount may vary by Contract.

Depending on the terms of your Group Contract, we may assess this charge as:

    1) a daily deduction from the assets of each Investment Division (the "Daily M&E Deduction"); or
    2) a periodic deduction from your Participant Annuity
       Account Value (the "Periodic M&E Deduction")

You will never pay both a Daily M&E Deduction and a Periodic M&E Deduction. Please consult with your employer or Group Contractowner, as the case may be, or your GWFS representative for more information on how we calculate the mortality and expense risk charge under your Group Contract.

The Daily M&E Deduction

The Daily M&E Deduction is a charge we deduct from each Investment Division's Accumulation Unit Value on each Valuation Date in accordance with the Net Investment Factor formula described in Appendix B. The amount of the Daily M&E Deduction that you will pay depends on the terms of your Group Contract. It will be assessed at a rate between 0% and 1.25%. Currently there are six annual rates as set forth in Appendix B. Additional rates may be created in the future. Only one rate will apply to your Group Contract.

We determine the daily rate of this mortality and expense risk charge by dividing the applicable annual rate under your Group Contract by 365. You will continue to pay the Daily M&E Deduction after the Annuity Commencement Date if you have selected a variable annuity payment option.

Periodic M&E Deduction

Unlike the Daily M&E Deduction, which is deducted from each Investment Division's Accumulation Unit Value on each Valuation Date, the Periodic M&E Deduction is assessed during the accumulation period as a percentage of your Participant Annuity Account Value as of the end of the period for which we are making the deduction. Therefore, the Periodic M&E Deduction is assessed against both your Guaranteed Account and Variable Account Values whereas the Daily M&E Deduction is assessed only against your Variable Sub-Account Value.

Depending on the terms of your Group Contract, we may assess this charge monthly, quarterly, semi-annually or annually. The level of this charge varies by Group Contract. It will be assessed at an annual rate ranging from 0% to 1.00% of Participant Annuity Account Value depending on your Group Contract.

For example, if the annual rate of the Periodic M&E Deduction under your Group Contract is 1.00% and the terms of your Group Contract require us to deduct the charge quarterly, we will deduct, at the end of each quarter, 0.25% of your Participant Annuity Account Value.

The Periodic M&E Deduction will appear on your Participant statements as a dollar amount charged against your Participant Annuity Account Value. We will deduct this charge on a pro rata basis from the value of your Variable and Guaranteed Sub-Accounts. However, we reserve the right to deduct this charge from your Variable Account Value only.

After the Annuity Commencement Date, however, all Contracts are assessed the mortality and expense risk charge at an equivalent daily rate. (See the discussion on the Daily M&E Deduction above.)

You should know that the two methods of deducting the mortality and expense risk charge may give rise to different investment results even where the charge is assessed at identical rates.

Participant Annuity Account Values and annuity payments are not affected by changes in actual mortality experience incurred by us. The mortality risks assumed by us arise from our contractual obligations to make annuity payments determined in accordance with the Group Contract. This means that you can be sure that neither the person receiving payment's longevity nor an unanticipated improvement in general life expectancy will adversely affect the annuity payments under the Group Contract.

We bear substantial risk in connection with the death benefit before the Annuity Commencement Date, since we bear the risk of unfavorable experience in your Variable Sub-Accounts, see "Death Benefit" for additional information.

The expense risk assumed is the risk that our actual expenses in administering the Group Contracts and the Series Account will be greater than anticipated.

In certain circumstances, the risk of adverse mortality and expense experience associated with a Group Contract may be reduced. In such event, the mortality and expense risk charge applicable to that Group Contract may likewise be reduced. Whether such a reduction is available will be determined by GWL&A based upon consideration of the following factors:

    o size of the prospective group,
    o projected annual Contributions for all Participants in the group,
    o frequency of projected distributions,
    o type and frequency of administrative and sales services provided, and
    o level of contract maintenance charge, administrative charge and CDSC.

GWL&A will notify a prospective purchaser of its eligibility for a reduction of the mortality and expense risk charge prior to the acceptance of an application for coverage.

If the Mortality and Expense Risk Charge is insufficient to cover actual costs and risks assumed, the loss will fall on us. If this charge is more than sufficient, any excess will be profit to us. Currently, we expect a profit from this charge.

Premium Tax Deductions

GWL&A presently intends to pay any Premium Tax levied by any governmental entity as a result of the existence of the Participant Annuity Account or the Series Account. GWL&A reserves the right to deduct the Premium Tax from Participant Annuity Account Values instead of GWL&A making the Premium Tax payments. Notice will be given to all Participants prior to the imposition of any such deductions from the Participant Annuity Account Values. The applicable Premium Tax rates that states and other governmental entities impose currently range from 0% to 3.5% and are subject to change by the respective state legislatures, by administrative interpretations or by judicial act. Such Premium Taxes will depend, among other things, on the state of residence of a Participant and the insurance tax laws and status of GWL&A in these states when the Premium Taxes are incurred.

Expenses of the Eligible Funds


The net asset value of each Eligible Fund reflects the deduction of that Eligible Fund's fees and deductions which are described in the prospectus for the respective Eligible Fund. You bear these costs indirectly when you allocate to an Investment Division.


PERIODIC PAYMENT OPTIONS

You may Request that all or part of your Participant Annuity Account Value be applied to a periodic payment option. The amount applied to a periodic payment option is your Participant Annuity Account Value, less Premium Tax, if any.

  o A periodic payment option may not be used to effect Transfers under Revenue Ruling 90-24 for 403(b) Plan Participants.
  o All outstanding loan balances must be paid in full or treated as a distribution before you are eligible for a periodic payment option.

In Requesting periodic payments, you must elect:

  o  The payment frequency of either 12-, 6-, 3- or 1-month intervals
  o  A payment amount--a minimum of $50 is required
  o The calendar day of the month on which payments will be made o One payment option
  o To allocate your payments from your Variable and/or Guaranteed Sub-Account(s) as follows:
         o prorate the amount to be paid across all Variable and Guaranteed Sub-Accounts in proportion to the assets in each sub-account, or
        o select the Variable and/or Guaranteed Sub-Account(s) from which payments will be made. Once the Variable and/or Guaranteed Sub-Accounts have been depleted, we will automatically prorate the remaining payments against all remaining available Variable and/or Guaranteed Sub-Accounts unless you Request the selection of another Variable and/or Guaranteed Sub-Account.

You may change the withdrawal option and/or the frequency once each calendar year unless you are a participant in a non-governmental 457(b), 457(f), 415(m) or NQDC plan in which case you may not elect to change the withdrawal option and/or the frequency of payments.

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


While periodic withdrawals are being received:

  o You may continue to exercise all contractual rights that are available prior to electing an annuity payment option, except that no Contributions may be made.
  o You may keep the same investment options as were in force before periodic payments began.
  o Charges and fees under the Group Contract, if applicable, continue to apply, except as noted below:
           o we will not deduct a Contingent Deferred Sales Charge to periodic payments lasting a minimum of 36 months.
           o we will deduct a Contingent Deferred Sales Charge and/or a loss of interest charge on amounts partially withdrawn from a Guaranteed Sub-Account.

Periodic payments will cease on the earlier of the date:

o the amount elected to be paid under the option selected has been reduced to zero.
o       the Participant Annuity Account Value is zero.
o You Request that withdrawals stop (non-governmental 457(b), 457(f), 415(m) or NQDC Plan Participants may not elect to cease withdrawals).
o       You die.

If you choose to receive payments from the Group Contract through periodic payments, you may select from the following payment options.

Option 1--Income for a specified period (at least 36 months)

You elect the length of time over which payments will be made. The amount paid will vary based on the duration you choose.

Option 2--Income of a specified amount (at least 36 months)

You elect the dollar amount of the payments. Based on the amount elected, the duration may vary.

Option 3 - Interest Only

Your payments will be based on the amount of interest credited to your Guaranteed Sub-Account(s) between each period. This payment option is only available if 100% of your Participant Annuity Account is invested in the Guaranteed Sub-Account and you are less than 70 1/2 years of age. This option is not available to non-governmental 457(b), 457(f), 415(m) and NQDC Plan Participants.

Option 4 - Minimum Distribution.

Minimum distributions are not available for 457(f) and NQDC Plan Participants. For all other plans, you may Request to receive your minimum distribution from the Group Contract as specified under Code Section 401(a)(9).

If you die while receiving periodic payments, your beneficiary must elect a payment option which complies with the distribution requirements of Code Section 401(a)(9).

If periodic payments stop, you may resume making Contributions. However, the selection of another periodic payment may not commence again for at least 36 months. We may limit the number of times you may restart a periodic payment program.

Periodic payments made for any purpose may be taxable, subject to withholding and the 10% penalty tax on early withdrawals. Retirement plans are subject to complex rules with respect to restrictions on and taxation of distributions, including penalty taxes. A competent tax adviser should be consulted before a periodic payment option is Requested.

ANNUITY PAYMENT OPTIONS

An Annuity Commencement Date and the form of annuity payments may be elected at any time during the Accumulation Period.

Under 403(b), 401(a), 401(k) and 457(b) Plans, the Annuity Commencement Date elected generally must, to avoid the imposition of an excise tax, not be later than:

    o  April 1 of the calendar year following the later of either
    o  the calendar year in which the Participant attains age 70 1/2; or
    o  the calendar year in which the Participant retires.

Under all of the above-noted retirement programs, it is your responsibility to file the necessary Request with GWL&A.

Under 457(f), 415(m) and NQDC Plans, there is no required Annuity Commencement Date.

The Annuity Commencement Date may be postponed or accelerated, or the election of any of the Annuity Options changed, upon Request received by GWL&A at its Administrative Offices up to 30 days prior to the existing Annuity Commencement Date. If any Annuity Commencement Date elected would be less than 30 days from the date that the Request is received, GWL&A may delay the date elected by not more than 30 days.

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


You can choose from the Annuity Payment Options described below, as well as any other Annuity Payment Options which GWL&A may choose to make available in the future. Except as otherwise noted, the Annuity Payment Options are payable on a variable, fixed or combination basis. More than one Annuity Option may be elected. If no Annuity Option is elected, the Group Contracts automatically provide for variable life annuity (with respect to the variable portion of your Participant Annuity Account) and/or a fixed life annuity (with respect to the Guaranteed portion of your Participant Annuity Account) with 120 monthly payments guaranteed.

The level of annuity payments under the following options is based upon the option selected and, depending on the option chosen, such factors as the age at which payments begin and the frequency and duration of payments.

Option No. 1: Life Annuity

This option provides an annuity payable monthly during the lifetime of the payee. It would be possible under this option for the Annuitant to receive no annuity payment if he/she died prior to the date of the first annuity payment, one annuity payment if the Annuitant died before the second annuity payment, etc.

Option No. 2: Life Annuity with Payments Guaranteed for Designated Periods

This option provides an annuity payable monthly throughout the lifetime of the payee with the guarantee that if, at the death of the payee, payments have been made for less than the designated period, the beneficiary will receive payments for the remainder of the period. The designated period may be 5, 10, 15, or 20 years. The period generally referred to as "Installment Refund" is available only on a fixed-dollar payment basis.

Option No. 3: Joint and One-Half Survivor

This option provides an annuity payable during the joint lifetime of the payee and a designated second person, and thereafter during the remaining lifetime of the survivor. After the death of the payee, and while only the designated second person is alive, the amount payable will be one-half the amount paid while both were living. It would be possible under this option for the payee and the beneficiary to receive no annuity payment if both persons died prior to the date of the first annuity payment, one annuity payment if both persons died before the second annuity payment, etc.

Option No. 4: Income of Specified Amount (available only as fixed-dollar payments)

Under this option, the amount of the periodic benefit is selected. This amount will be paid to the payee in equal annual, semiannual, quarterly, or monthly installments as elected; provided that the annuity payment period is not less than 36 months.

Option No. 5: Income for Specified Period (available only as fixed-dollar payments)

Under this Option, the duration of the periodic benefit is selected (which may not be less than 36 months), and a resulting annuity payment amount will be paid to the payee in equal annual, semiannual, quarterly, or monthly installments, as elected.

Option No. 6: Systematic Withdrawal Payment Option (available only as fixed-dollar payments)

Under this payment option, the amount, timing and method of payment will be as elected by the payee and agreed to by GWL&A. Payments may be elected on a monthly, quarterly, semi-annual or annual basis. The minimum amount initially applied to this option must be $20,000. There are charges and restrictions which apply. (See the "Systematic Withdrawal Payment Option Rider" to the Group Contract for more information).

Variable Annuity Payments

Variable annuity payments will be determined on the basis of: (i) the Variable Account Value prior to the Annuity Commencement Date; (ii) the annuity tables contained in the Group Contracts which reflect the age of the Participant; (iii) the type of annuity option(s) selected; and (iv) the investment performance of the underlying Eligible Fund. The Participant receives the value of a fixed number of Annuity Units each month.

Annuity Units

We determine the number of Annuity Units to be credited by dividing the amount of the first monthly payment by its Accumulation Unit value as of the fifth Valuation Period prior to the Annuity Commencement Date in each Variable Sub-Account selected. Although the number of Annuity Units is fixed by this process, the value of such units will vary with the value of the underlying Eligible Fund.

Amount of First Variable Payment

The first payment under a variable annuity payment option will be based on the value of the amounts held in each Variable Sub-Account on the fifth Valuation Date preceding the Annuity Commencement Date. It will be determined by applying the appropriate rate to the amount applied under the payment option. The rate applied reflects an assumed investment return ("AIR") of 5%.

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


For annuity options involving life income, the actual age and/or sex of the annuitant will affect the amount of each payment. We reserve the right to ask for satisfactory proof of the annuitant's age. We may delay annuity payments until satisfactory proof is received. Since payments to older annuitants are expected to be fewer in number, the amount of each annuity payment under a selected annuity form will be greater for older annuitants than for younger annuitants.

Amount of Variable Payment after the First Payment

Payments after the first will vary depending upon the investment experience of the Investment Divisions. Your payments will increase in amount over time if the Investment Division(s) you select earn more than the 5% AIR. Likewise, your payments will decrease in amount over time if the Investment Division(s) you select earn less than the 5% AIR. The subsequent amount paid from each sub-account is determined by multiplying (a) by (b) where (a) is the number of sub-account Annuity Units to be paid and (b) is the sub-account Annuity Unit value on the fifth Valuation Date preceding the date the annuity payment is due. The total amount of each variable annuity payment will be the sum of the variable annuity payments for each Variable Sub-Account. We guarantee that the dollar amount of each payment after the first will not be affected by variations in expenses or mortality experience.

Fixed Annuity Payments

The guaranteed level of Fixed Annuity payments will be determined on the basis of: (i) the Guaranteed Account Value prior to the Annuity Commencement Date;
(ii) the annuity tables contained in the Group Contracts which reflect the age of the Participant; and (iii) the type of annuity option(s) elected. The payment amount may be greater, however, if GWL&A is using a more favorable table as of a Participant's Annuity Commencement Date.

Combination Variable and Fixed Annuity Payments

If an election is made to receive annuity payments on a combination variable and fixed basis, the Variable Account Value of a Participant Annuity Account will be applied to the variable annuity option elected and the Guaranteed Account Value to the Fixed Annuity option.

Transfer to Effect Annuity Option Elected

If you wish to apply all or part of the Guaranteed Account Value of your Participant Annuity Account to a variable annuity option, or all or a part of the Variable Account Value to a Fixed Annuity option, a Request to Transfer must be received at GWL&A's Administrative Office prior to your Annuity Commencement Date. This also applies to a beneficiary or payee who elects to receive a death benefit under any of the annuity options, and the Request to Transfer can be submitted by the beneficiary or payee after the death of the Participant.

Transfer After the Annuity Commencement Date

Once annuity payments have begun, no Transfers may be made from a Fixed Annuity payment option to a variable annuity payment option, or vice versa. However, for variable annuity payment options, Transfers may be made among Investment Divisions. Transfers after the Annuity Commencement Date will be made by converting the number of Annuity Units being Transferred to the number of Annuity Units of the Variable Sub-Account to which the Transfer is made. The result will be that the next annuity payment, if it were made at that time, would be the same amount that it would have been without the Transfer. Thereafter, annuity payments will reflect changes in the value of the new Annuity Units.

Proof of Age and Survival

GWL&A may require proof of age or survival of any payee upon whose age or survival payments depend. If the age of the Participant, or beneficiary, as applicable has been misstated, the payments established will be made on the basis of the correct age. If payments were too large because of misstatement, the difference with interest may be deducted by us from the next payment or payments. If payments were too small, the difference with interest may be added by us to the next payment. This interest is at an annual effective rate which will not be less than the interest rate guaranteed by the Group Contract.

Frequency and Amount of Annuity Payments

Variable annuity payments will be paid as monthly installments; Fixed Annuity payments will be paid annually, semiannually, quarterly or monthly, as Requested. However, if any payment to be made under any annuity option will be less than $50, GWL&A may make the payments in the most frequent interval which produces a payment of at least $50. If the net amount available to apply under any Annuity Option is less than $2,000, GWL&A may pay it in one lump sum. The maximum amount that may be applied under any Annuity Option without the prior written consent of GWL&A is $1,000,000.

Other Restrictions

Once payments start under the annuity form you select:

    o no changes can be made in the annuity form,
    o no additional Contributions will be accepted under the Group Contract and
    o no further withdrawals, other than withdrawals made to provide annuity benefits, will be allowed.

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FEDERAL TAX CONSEQUENCES

Introduction

The following discussion is a general description of the federal income tax considerations relating to the Group Contracts and is not intended as tax advice. This discussion assumes that the Group Contract qualifies as an annuity contract for federal income tax purposes. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the Group Contract. If you are concerned about these tax implications you should consult a competent tax advisor before initiating any transaction.

This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the Internal Revenue Service. Moreover, no attempt has been made to consider any applicable state or other tax laws.

The Group Contracts are designed for use by groups under retirement programs which may qualify for special tax treatment under 401(a), 401(k), 403(b), 457(b), 457(f) or 415(m) of the Code or a NQDC Plan.

Taxation of Annuities in General

Section 72 of the Code governs the taxation of non-qualified annuities in general and distributions from qualified plans. A Participant in a qualified plan is not generally taxed on increases (if any) in the value of a Participant Annuity Account until a distribution occurs. The taxable portion of a distribution is taxable as ordinary income.

Currently, none of the amounts contributed to a 457(b) or 457(f), 415(m) or NQDC Plan constitute cost basis in the Group Contract. Thus, all amounts distributed to Participants from a 457(b) or 457(f), 415(m) or NQDC Plan are taxable at ordinary income rates. For qualified plans and 403(b) plans, amounts contributed on an after-tax basis constitute cost basis at time of distribution.

If a Group Contract will be held by a taxable employer (e.g., a sole proprietorship, partnership or corporation), the investment gain on the Group Contract is included in the entity's income each year. This rule does not apply where the Group Contract is held under a 401(a), 401(k), or 403(b) Plan. If the employer maintaining a 457(b) or 457(f) or 415(m) Plan is either a state or local government or a tax-exempt organization, the employer may not be subject to tax on the gain in the Group Contract. If this Group Contract is intended to be held by a taxable employer that entity may wish to discuss these matters with a competent tax adviser.

401(a) Plans

Section 401(a) of the Code provides special tax treatment for pension, profit-sharing and stock bonus plans established by employers or employee organizations for their employees. All types of employers, including for-profit organizations, tax-exempt organizations and state and local governments, are allowed to establish and maintain 401(a) Plans. Employer Contributions and any earnings thereon are currently excluded from the Participant's gross income. Currently, the total amount of employer and employee Contributions which can be contributed to all of an employer's defined contribution qualified plans is limited to the lesser of $40,000 or 100% of a Participant's compensation as defined in Section 415 of the Code as indexed from time to time. Distributions from the plan are subject to the restrictions contained in the plan document and the Code. Participants should consult with their employer or employee organization as to the limitations and restrictions applicable to their plan.

401(k) Plans


Section 401(k) of the Code allows non-governmental employers or employee organizations, rural cooperatives, Indian tribal governments and rural irrigation and water conservation entities to offer a cash or deferred arrangement to employees under a profit-sharing or stock bonus plan. Generally, state and local governments are not permitted to establish 401(k) Plans. However, under a grandfather rule, certain plans adopted before certain dates in 1986 may continue to be offered by governmental entities. Pre-tax salary reduction Contributions and any income thereon are currently excluded from the Participant's gross income. Generally, the maximum elective deferral amount that an individual may defer on a pre-tax basis to one or more 401(k) Plans is limited to an applicable dollar amount, as indexed from time to time. Elective deferrals to a 401(k) Plan must also be aggregated with elective deferrals made by a Participant to a 403(b) Plan, to a simplified employee pension and to a SIMPLE retirement account. For 2005, the total amount of elective deferrals that can be contributed to all such plans is $14,000. This amount increases by $1,000 for 2006 so that beginning in 2006 and thereafter, the applicable dollar limit is $15,000. Beginning in 2007, the $15,000 limit will be adjusted for cost-of-living increases in $500 increments.

The contribution limits in Section 415 of the Code also apply. The amount a highly compensated employee may contribute may be further reduced to enable the plan to meet the discrimination testing requirements. Amounts contributed to a 401(k) Plan are subject to FICA and FUTA tax when contributed.

If allowed by the plan, all employees who are eligible to make elective deferrals under the plan and who have attained age 50 before the close of the plan year shall be eligible to make catch-up contributions in accordance with, and subject to the limitations of Section 414(v) of the Code.

Amounts contributed in excess of the above-described limits, and the earnings thereon, must be distributed from the plan and included in the Participant's gross income. Excess amounts that are not properly corrected can have severe adverse consequences to the plan and may result in additional taxes to the Participant.

Pre-tax amounts deferred into the plan within the applicable limits, and the net investment gain, if any, reflected in the Participant Annuity Account Value are included in a Participant's gross income only for the taxable year when such amounts are paid to the Participant under the terms of the plan. Elective deferrals and earnings thereon may not be distributed prior to age 59 1/2, unless the Participant dies, becomes disabled, severs employment or suffers a genuine financial hardship meeting the requirements of the Code. Restrictions apply to the amount that may be distributed for financial hardship. Participants should consult with their employer as to the availability of benefits under the employer's plan.

403(b) Plans


Tax-exempt organizations described in Section 501(c)(3) of the Code and public educational organizations are permitted to purchase 403(b) Annuities for employees. Amounts contributed toward the purchase of such annuities are excluded from the gross income of the Participant in the year contributed to the extent that the Contributions do not exceed


   o     the contribution limit in Section 415 of the Code; and

   o     the elective deferral limit in Section 402(g) of the Code.


Elective deferrals to a 403(b) Plan must also be aggregated with elective deferrals made by the Participant to a 401(k) Plan, a simplified employee pension and a SIMPLE retirement account. For 2005, the total amount of elective deferrals that can be contributed to all such plans is $14,000. This amount increases by $1,000 to $15,000 in 2006. Beginning in 2007, the $15,000 limit will be indexed for inflation in $500 increments.


Amounts contributed to a 403(b) Plan are subject to FICA and FUTA tax when contributed.


The net investment gain, if any, reflected in a Participant Annuity Account Value is not taxable until paid to the Participant or his beneficiary.


If allowed by the plan, all employees who are eligible to make elective deferrals under the plan and who have attained age 50 before the close of the plan year shall be eligible to make catch-up contributions in accordance with, and subject to the limitations of, Section 414(v) of the Code.

If eligible and as allowed by the Code, a 403(b) Participant who has completed fifteen (15) years of service with the same employer may elect to contribution an additional $3,000 per year for no more than five (5) years, for a lifetime maximum of $15,000.

Amounts contributed in excess of the above described limits, and the earnings thereon, must be distributed from the plan and included in the Participant's gross income in accordance with IRS rules and regulations. Excess amounts that are not properly corrected can have severe adverse consequences to the plan and may result in additional taxes to the Participant.

Distribution Restrictions apply:

Pre-1989 salary reduction Contributions to a 403(b) Plan may be distributed to an employee at any time, subject to a 10% penalty on withdrawals prior to age 59 1/2, unless an exception applies under Section 72(t) of the Code.

Post-1988 Salary Reduction Contributions and earnings, and the earnings on the December 31, 1988 account balance as well as all amounts transferred from a 403(b)(7) custodial account, may not be distributed prior to age 59 1/2, unless the Participant:

o       dies,
o       becomes disabled,
o       severs employment; or
o suffers a genuine financial hardship meeting the requirements of the Code. Restrictions apply to the amount that may be distributed for financial hardship.

If allowed by the plan, the Participant may make an in-service transfer of an amount to a defined benefit governmental plan for purchase of permissible service credits.

457(b) Plans

Section 457(b) of the Code allows state and local governmental employers and certain tax-exempt organizations to establish and maintain an eligible deferred compensation plan for its employees and independent contractors.

Federal income tax is deferred on Contributions to a 457(b) Plan and the earnings thereon to the extent that the aggregate amount contributed per year for a Participant does not exceed the lesser of the applicable dollar amount (as adjusted for cost-of-living increases) or 100% of a Participant's includible compensation. For 2005, the maximum amount that may be contributed is $14,000. This amount increases by $1,000 to $15,000 in 2006. Beginning in 2007, the $15,000 limit will be indexed for inflation in $500 increments

Contributions and earnings may not be distributed prior to the calendar year in which the Participant severs employment with the Employer, attains age 70 1/2 or incurs an approved unforeseeable emergency. A Participant may transfer an amount to a defined benefit governmental plan for the purchase of permissible service credits. Restrictions apply to the amount that may be distributed for an unforeseeable emergency.

For governmental 457(b) plans only, and if the plan document so allows, all employees who are eligible to make elective deferrals under the plan and who have attained age 50 before the close of the plan year shall be eligible to make catch-up contributions in accordance with, and subject to the limitations of,
Section 414(v) of the Code. Additionally, a Participant may be eligible to defer up to twice the applicable dollar amount (but only to the extent of under-utilized amounts in prior years) during the three (3) years prior to the Participant's attainment of normal retirement age under the plan's standard or regular catch-up provision.

Amounts contributed in excess of the above-described limits, and the earnings thereon, must be distributed from the plan and included in the Participant's gross income. Excess amounts that are not properly corrected can have severe adverse consequences to the plan and may result in additional taxes to the Participant.

457(f) Plans

Section 457(f) of the Code allows state and local governmental employers and non-governmental tax-exempt employers to establish and maintain a non-qualified deferred compensation plan.

A Participant in a 457(f) Plan is not subject to federal income tax on Contributions to the nonqualified plan and the earnings thereon until the tax year in which the Contributions and earnings are no longer subject to a substantial risk of forfeiture as provided in the underlying plan document.

There are no tax restrictions on distributions from a 457(f) Plan. However, distributions from a 457(f) Plan are subject to the provisions of the underlying plan.

415(m) Plans

Section 415(m) of the Code allows state and local governmental employers to establish and maintain an excess benefit plan for employees whose benefits are limited by the qualified plan contribution and benefit limits under Section 415 of the Code.

A Participant in a 415(m) Plan is not subject to federal income tax on Contributions to the excess benefit plan and the earnings thereon until the tax year in which the Contributions are made available to the Participant or his beneficiary as provided in the underlying excess benefit plan document.

There are no tax restrictions on distributions from a 415(m) Plan. However, distributions from a 415(m) Plan are subject to the provisions of the underlying plan.

NQDC Plans

Any employer other than a governmental or tax-exempt employer may establish and maintain a NQDC Plan for a select group of management or highly compensated employees under a NQDC Plan.

A Participant in a NQDC Plan is not subject to federal income tax on Contributions to the NQDC Plan and earnings thereon until the tax year in which the Contributions are made available to the Participant or his beneficiary as provided in the underlying non-qualified deferred compensation plan document.

There are no tax restrictions on distributions from a NQDC Plan. However, distributions from the NQDC Plan are subject to the provisions of the underlying plan.

 An employer may not take a deduction for a Contribution to a NQDC Plan until the year in which the Contribution is included in the gross income of the employee.

Portability

When a Participant is eligible to take a distribution from a 401(a), 401(k), 403(b) or governmental 457(b) Plan, eligible rollover distributions may be rolled over to any eligible retirement plan as provided in the Code. Amounts properly rolled over will not be included in gross income until a subsequent distribution is made. However, an eligible rollover distribution that is not directly rolled over is subject to mandatory income tax withholding at a 20% rate. See the discussion under Federal Income Tax Withholding later in this Prospectus.

If allowed by the employer's plan document or the annuity contract or custodial account agreement, Revenue Ruling 90-24 allows Participants and beneficiaries in a 403(b) Plan to directly transfer funds from one 403(b) annuity or custodial account to another 403(b) annuity contract or custodial account with the same or more stringent restrictions without incurring current taxation.

Amounts distributed from a NQDC Plan, a non-governmental 457(b) Plan, a 457 (f) Plan or a 415(m) Plan cannot be rolled over to an eligible retirement plan.

Required Beginning Date/Required Minimum Distributions

Distributions from a 401(a), 401(k), 403(b) and 457(b) Plan must begin no later than April 1 of the calendar year following the later of:

     o  the calendar year in which the Participant attains age 70 1/2; or
     o  the calendar year in which the Participant retires,

called the Required Beginning Date.

All amounts in a 401(a), 401(k), 403(b) and 457(b) Plan must be distributed in compliance with the minimum distribution requirements of Code Section 401(a)(9) and the regulations promulgated thereunder. Generally, the minimum distribution amount is determined by using the account balance at the end of the prior calendar year, the Participant's age in the current year, and the applicable distribution period as set forth in the Federal Treasury regulations. Participants whose sole beneficiary is their surviving spouse who is more than 10 years younger may elect a joint and survivor life expectancy calculation.


If the amount distributed does not meet the minimum requirements, a 50% excise penalty tax on the amount which was required to be, but was not, distributed may be imposed upon the employee by the IRS under Section 4974 of the Code. These rules are extremely complex, and the Participant should seek the advice of a competent tax advisor.


Federal Taxation of Distributions

All payments received from a 401(a), 401(k), 403(b) or governmental 457(b) Plan are normally taxable in full as ordinary income to the Participant. Since Contributions received from salary reduction have not been previously taxed to the Participant, they are not treated as a cost basis for the Group Contract. The Participant will have a cost basis for the Group Contract only when after-tax Contributions have been made.

If the Participant takes the entire value in his Participant Annuity Account in a single sum cash payment, the full amount received will be ordinary income in the year of receipt unless after-tax Contributions were made. If the distribution includes after-tax Contributions, the amount in excess of the cost basis will be ordinary income.

A "10-year averaging" procedure may also be available for lump sum distributions from a 401(a) or 401(k) Plan to individuals who attained age 50 before January 1, 1986.


For further information regarding lump sum distributions, a competent tax advisor should be consulted.


Partial distributions received before the payment starting date by a Participant who has made after-tax Contributions are taxed under a rule that provides for pro rata recovery of cost, under Section 72(e)(8) of the Code. If an employee who has a cost basis under the Group Contract receives life annuity or installment payments, the cost basis will be recovered from the payments under the annuity rules of Section 72 of the Code. Typically, however, there is no cost basis and the full amount received is taxed as ordinary income in the year distributed.

All amounts received from a non-governmental 457(b) Plan, a 457 (f) Plan, a 415(m) Plan or a NQDC Plan, whether in the form of total or partial withdrawals or annuity payments are taxed in full as wages to the Participant in the year distributed.

Early Distribution Penalty Taxes

Penalty taxes may apply to certain distributions from 401(a), 401(k) and 403(b) Plans. Distributions made before the Participant attains age 59 1/2 are premature distributions and are subject to an additional penalty tax equal to 10% of the amount of the distribution which is included in gross income in the tax year. However, under Code Section 72(t), the penalty tax will not apply to distributions:

  (1) made to a beneficiary on or after the death of the Participant;
  (2) attributable to the Participant's being disabled within the meaning of Code Section 72(m)(7);
  (3) made as a part of a series of substantially equal periodic payments (at least annually) for the life or life expectancy of the Participant or the joint lives or joint life expectancies of the Participant and his designated beneficiary;
  (4) made to a Participant on account of separation from service after attaining age 55;
  (5) properly made to an alternate payee under a qualified domestic relations order;
  (6) made to a Participant for medical care, but not in excess of the amount allowable as a medical expense deduction to the Participant for amounts paid during the taxable year for medical care;
  (7) timely made to correct an excess aggregate contribution;
  (8) timely made
      to reduce an excess elective deferral; or
  (9) made subject to an Internal Revenue Service levy imposed on the plan.

Exception 3 above (substantially equal payments) applies to distributions from 401(a) and 401(k) plans and 403(b) annuities only if the series of payments begins after the Participant separates from service. If exception (3) above (substantially equal payments) was selected at the time of the distribution but the series of payments is later modified or discontinued (other than because of death or disability) before the later of:

  o     the Participant reaching age 59 1/2 or,
  o     within five years of the date of the first payment,

then the Participant is liable for the 10% penalty plus interest on all payments received before age 59 1/2. This penalty is imposed in the year the modification or discontinuance occurs. The premature distribution penalty tax does not apply to distributions from a 457(b), 457(f), 415(m) or NQDC Plan.

Distributions on Death of Participant

Distributions made to a beneficiary from a 401(a), 401(k), 457(b) or 403(b) Plan upon the Participant's death must be made pursuant to the rules contained in
Section 401(a)(9) in effect at the time of distribution.

Federal Income Tax Withholding

Effective January 1, 2002, certain distributions from 401(a), 401(k), 403(b) and governmental 457(b) Plans are defined as "eligible rollover distributions."

   o Generally, any eligible rollover distribution is subject to mandatory income tax withholding at the rate of 20% unless the employee elects to have the distribution paid as a direct rollover to an IRA or to another eligible retirement plan as defined in the Code.

   o With respect to distributions other than eligible rollover distributions, amounts will be withheld from annuity (periodic) payments at the rates applicable to wage payments and from other distributions at a flat 10% rate, unless the Participant elects not to have federal income tax withheld.

Currently, all amounts distributed are tax reported on IRS Form 1099-R.

Currently, distributions to a Participant from a non-governmental 457(b), a 457(f), a 415(m) or NQDC Plan retain their character as wages and are tax reported on IRS Form W-2. Federal income taxes must be withheld under the wage withholding rules. Participants cannot elect not to have federal income tax withheld. Payments to beneficiaries are not treated as wages and are tax reported on IRS Form 1099-R. Federal income tax on payments to beneficiaries will be withheld from annuity (periodic) payments at the rates applicable to wage withholding, and from other distributions at a flat 10% rate, unless the beneficiary elects not to have federal income tax withheld.

Seek Tax Advice


The above discussion of the federal income tax consequences is only a brief summary and does not represent tax advice. The federal income tax consequences discussed here reflect our understanding of current law and the law may change. Federal estate tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Group Contract depend on your individual circumstances or the circumstances of the recipient of the distribution. A competent tax advisor should be consulted for further information.


VOTING RIGHTS

To the extent required by applicable law, all Eligible Fund shares held in the Series Account will be voted by Great-West at regular and special shareholder meetings of the respective Eligible Funds in accordance with instructions received from persons having voting interests in the corresponding Investment Division. If, however, the 1940 Act or any regulation should be amended, or if the present interpretation thereof should change, or if we determine that we are allowed to vote all Eligible Fund shares in our own right, we may elect to do so.

Before the Annuity Commencement Date, the Participant under a 403(b) Plan or the Group Contractowner under all other plans has the voting interest. After annuity payments begin under a variable annuity option, the person receiving payments will have the voting interest.

The number of votes which are available will be calculated separately for each Investment Division. That number will be determined by applying the Participant's percentage interest, if any, in a particular Investment Division to the total number of votes attributable to that Investment Division. The Participant or Group Contractowner, as applicable, hold a voting interest in each Investment Division to which a Participant's Variable Sub-Account Value is allocated. If a Participant selects a variable annuity payment option, the votes attributable to the Participant will decrease as annuity payments are made.

Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the respective Eligible Funds.

Shares for which we do not receive timely instructions and shares held by us as to which Participants and Group Contractowners have no beneficial interest will be voted in proportion to the voting instructions which are received with respect to all Group Contracts participating in the Investment Division. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

DISTRIBUTION OF THE GROUP CONTRACTS

GWFS is the principal underwriter and the distributor of the Group Contracts, and is a wholly owned indirect subsidiary of Great-West. GWFS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the NASD. Its principal offices are located at 8515 East Orchard Road, Greenwood Village, Colorado 80111, telephone 1-800-701-8255.

The maximum commission as a percentage of the Contributions made under a Group Contract payable to GWFS agents, independent registered insurance brokers and other registered broker-dealers is 8.0%. An expense allowance that will not exceed 40% of the maximum commission paid may also be paid. Additionally, a maximum of 1% of Contributions may also be paid as a persistency bonus to qualifying brokers.

STATE REGULATION

As a life insurance company organized and operated under Colorado law, GWL&A is subject to provisions governing such companies and to regulation by the Colorado Commissioner of Insurance. GWL&A's books and accounts are subject to review and examination by the Colorado Insurance Department at all times and a full examination of its operations is conducted by the National Association of Insurance Commissioners ("NAIC") at least once every three years.

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

Section 36.105 of the Teacher Retirement System of Texas permits Participants in the Texas Optional Retirement Program ("ORP") to redeem their interest in a variable annuity contract issued under the ORP only upon termination of employment in the Texas public institutions of higher education, retirement or death. Accordingly, if you are a Participant in the ORP you will be required to obtain a certificate of termination from your employer before you can redeem your Participant Annuity Account.

REPORTS

We will send all Participants, at least semi-annually, reports concerning the operations of the Series Account. In addition, all Participants will receive from us not less frequently than annually a statement of the Participant Annuity Account Value established in his/her name.

RIGHTS RESERVED BY GREAT-WEST

We reserve the right to make certain changes if, in our judgment, they would best serve the interests of Group Contractowners or Participants or would be appropriate in carrying out the purposes of the Group Contracts. Any changes will be made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain the Participant's or Group Contractowner's, as applicable, approval of the changes and approval from any appropriate regulatory authority. Approval may not be required in all cases, however. Examples of the changes we may make include:

    o To operate the Series Account in any form permitted under the Investment Company Act of 1940 or in any other form permitted by law.

    o To deregister the Series Account under the Investment Company Act of 1940

    o To Transfer any assets in any Investment Division to another Investment Division, or to one or more separate accounts, or to a Guaranteed Sub-Account; or to add, combine or remove Investment Divisions of the Series Account.

    o To substitute, for the Eligible Fund shares underlying any Investment Division, the shares of another Eligible Fund or shares of another investment company or any other investment permitted by law.

    o To make any changes required by the Code or by any other applicable law in order to continue treatment of the Group Contract as an annuity.

    o To change the time or time of day at which a Valuation Date is deemed to have ended.

    o To make any other necessary technical changes in the Group Contract in order to conform with any action the above provisions permit us to take, including to change the way we assess charges, but without increasing as to any then outstanding Contract the aggregate amount of the types of charges we have guaranteed.

    o To reject any application or Participant enrollment form for any reason.

Great-West will provide notice of these changes to the Group Contractowner at the Group Contractowner's last known address on file with Great-West.

Because some of the Eligible Funds are available to registered separate accounts of other insurance companies offering variable annuity and variable life products, there is a possibility that a material conflict may arise between the interests of the Series Account and one or more other separate accounts investing in the Eligible Funds. If a material conflict arises, we and other affected insurance companies are required to take any necessary steps to resolve the matter, including stopping our respective separate accounts from investing in the Eligible Funds.

Adding and Discontinuing Investment Options

We may, upon 30 days written notice to you, direct that you may not make any future Contributions or Transfers to a particular Investment Division or Fixed Option.

When we inform you that we are discontinuing an Investment Division or Fixed Option to which you are allocating money, we will ask that you promptly submit alternative allocation instructions. If we do not receive your changed allocation instructions, we may return all affected Contributions or allocate those Contributions as indicated in the written notice provided to you. Contributions and Transfers you make to a discontinued Investment Division or Fixed Option before the effective date of the notice may be kept in those Investment Divisions or Fixed Options, unless we substitute shares of one mutual fund for shares of the corresponding Eligible Fund.

In addition, we may discontinue all investment options under the Group Contracts and refuse to accept any new Contributions. Should this occur, we will follow the procedures as set forth under the heading Cessation of Contributions.

If we determine to make new Investment Divisions or Fixed Options available under the Group Contracts, in our sole discretion we may or may not make those new Investment Divisions or Fixed Options available to you.

Substitution of Investments

When we determine to discontinue an Investment Division, in our sole discretion, we may substitute shares of another mutual fund for the shares of the corresponding Eligible Fund. No substitution may take place without prior approval of the Securities and Exchange Commission, and prior notice to you and the Group Contractowners.

LEGAL PROCEEDINGS

There are no pending legal proceedings that would have an adverse material effect on the Series Account or GWFS, the principal underwriter and distributor of the Group Contract. GWL&A is engaged in various kinds of routine litigation that, in our judgment, is not material to its total assets or material with respect to the Series Account.

LEGAL MATTERS

Advice regarding certain legal matters concerning the federal securities laws applicable to the issue and sale of the Group Contract has been provided by Jorden Burt LLP.

AVAILABLE INFORMATION

We have filed a registration statement ("Registration Statement") with the Securities and Exchange Commission ("SEC") under the 1933 Act relating to the Group Contracts offered by this Prospectus. This Prospectus has been filed as a part of the Registration Statement and does not contain all of the information set forth in the Registration Statement and exhibits thereto. Reference is made to the Registration Statement and exhibits for further information relating to us and the Group Contracts. Statements contained in this Prospectus, regarding the content of the Group Contracts and other legal instruments, are summaries. For a complete statement of the terms thereof, reference is made to the instruments as filed as exhibits to the Registration Statement.

The SEC maintains an Internet web site (http://www.sec.gov) that contains the Statement of Additional Information and other information filed electronically by Great-West concerning the Group Contract and the Series Account.

You can also review and copy any materials filed with the SEC at its Public Reference Room of the Securities and Exchange Commission located at 450 Fifth Street, N.W., Washington, D.C. You may obtain information on the operation of the Public Reference room by calling the SEC at 1-800-SEC-0330.

The Statement of Additional Information contains more specific information and financial statements relating to the Series Account and GWL&A. The Table of Contents of the Statement of Additional Information is set forth below:


        1.     Custodian and Independent Registered Public Accounting Firm
        2.     Underwriter
        3.     Financial Statements

                  Appendix A - Condensed Financial Information
      Selected Data for Accumulation Units Outstanding Through Each Period
                        for the Periods Ended December 31


------------------------------ ------- --------- -------- --------- --------  ---------- ----------- ---------- ---------- ---------
INVESTMENT DIVISION (1.25)      2004     2003      2002     2001      2000      1999       1998        1997       1996       1995
------------------------------ ------- --------- -------- --------- --------  ---------- ----------- ---------- ---------- ---------

AIM BLUE CHIP
Value at beginning of
period                          5.85     4.73      6.51      8.55      10.00
Value at end of
period                          6.03     5.85      4.73      6.51      8.55
Number of
accumulation
units outstanding
at end of period               163,913   232,084   292,297  423.660   290,970.96
----------------------------- --------- --------- -------- --------- ---------------------------------------------------------
AIM SMALL-CAP GROWTH
Value at beginning of
period                          10.20    7.42     10.00
Value at end of
period                          10.76    10.20    7.42
Number of
accumulation
units outstanding
at end of period               152,094   112,015  12,201
---------------------------- --------- --------- ------- --------- ------------ ---------------------------------------------
ALGER AMERICAN BALANCED
Value at beginning of
period                          10.75     9.15     10.57     10.91     11.36      10.00
Value at end of
period                          11.10     10.75     9.15     10.57     10.91      11.36
Number of
accumulation
units outstanding
at end of period               361,506   507,090  601,451   598,195  505,908.25  94,918.42
----------------------------- --------- --------- ------- --------- ------------ ---------------------------------------------
ALGER AMERICAN MIDCAP GROWTH
Value at beginning of
period                          12.32     8.44     12.13     13.15     12.19      10.00
Value at end of
period                          13.76     12.32     8.44     12.13     13.15      12.19
Number of
accumulation
units outstanding
at the end of period         1,019,546  969,663  813,721   857,730    865,700.73  126,221.16
---------------------------- -------- --------- --------- --------- ------------ ---------------------------------------------
AMERICAN CENTURY EQUITY-INCOME
Value at beginning of
period                         14.97     12.20    13.00     11.83      10.00
Value at end of
period                         16.64     14.97    12.20     13.00      11.83
Number of
accumulation
units outstanding
at end of period              314,151   272,460  170,066   107,627   27,963.04
----------------------------- --------- --------- ------- --------- ------------ ---------------------------------------------
ARTISAN INTERNATIONAL
Value at beginning of
period                          7.20     5.64     7.04      8.48       10.00
Value at end of
period                          8.37     7.20     5.64      7.04       8.48
Number of
accumulation
units outstanding
at end of period               566,120   441,205  294,453   200,036  144,380.21
----------------------------- --------- --------- ------- --------- ------------ ---------------------------------------------
FEDERATED CAPITAL APPRECIATION
Value at beginning of
period                         9.93     8.12     10.00
Value at end of
period                         10.51    9.93     8.12
Number of
accumulation
units outstanding
at end of period              287,370  199,655  92,533
---------------------------- -------- --------- ------- --------- ------------ ----------------------------------------------
FIDELITY VIP CONTRAFUND II
Value at beginning of
period                        13.02    10.26    11.46     13.23     14.35       11.69        10.00
Value at end of
period                        14.85    13.02    10.26     11.46     13.23       14.35        11.69
Number of
accumulation
units outstanding
at end of period           1,060,680  968,316   894,447  854,392   777,969.30   490,770.66   79,502.22
---------------------------- ------- --------- -------- ---------  ---------    ----------   -----------  ----------   ----------
INVESTMENT DIVISION
(1.25)               2004     2003    2002       2001      2000        1999        1998          1997        1996         1995
--------------------------- ------- ---------  --------  ---------    --------    ----------   -----------  ----------   ----------
FIDELITY VIP GROWTH
Value at beginning of
period               21.51    16.40    23.75     29.22     33.23       24.48        17.77      14.57        12.86        9.62
Value at end of
period               21.96    21.51    16.40     23.75     29.22       33.23        24.48      17.77        14.57        12.86
Number of
accumulation
units outstanding
at end of period 3,372,754 3,581,269 3,686,022 3,927,000 4,063,604.45 3,970,113.12 3,681,235.6 3,352,899.8 2,500,808.02 1,502,634.51
------------------------------ ------- --------- -------- --------- --------  ---------- ----------- ---------- ---------- ---------
INVESTMENT DIVISION (1.25)      2004     2003      2002     2001      2000      1999       1998        1997       1996       1995
------------------------------ ------- --------- -------- --------- --------  ---------- ----------- ---------- ---------- ---------
INVESCO DYNAMICS
Value at beginning of
period                          5.05     3.70      5.60     8.46      10.00
Value at end of
period                          5.59     5.05      3.70     5.60      8.46
Number of
accumulation
units outstanding
at end of period               361,315  513,982   597,242   532,951   341,994.64
----------------------------   -------  --------- -------- ---------  -------- ---------- ----------- ---------- ----------
JANUS TWENTY
Value at beginning of
period                          4.55     3.67     4.90      7.00      10.00
Value at end of
period                          5.56     4.55     3.67      4.90      7.00
Number of
accumulation
units outstanding
at end of period              975,646  1,052,302  947,397   846,459   621,528.05
----------------------------  ------- ---------  --------  --------- -------- ---------- ----------- ---------- ----------
JANUS WORLDWIDE
Value at beginning of
period                          5.43     4.43     6.06      7.96      10.00
Value at end of
period                          5.66     5.43     4.43      6.06      7.96
Number of
accumulation
units outstanding
at end of period              487,047   625,391  622,139   584,126   408,303.89
----------------------------  -------  --------- --------  --------- -------- ---------- ----------- ---------- ----------
JENSEN
Value at beginning of
period                         10.00
Value at end of
period                         10.63
Number of
accumulation
units outstanding
at end of period               64,552
----------------------------  -------  --------- --------  --------- -------- ---------- ----------- ---------- ----------





------------------------------ ------- --------- -------- --------- --------  ---------- ----------- ---------- ---------- ---------
INVESTMENT DIVISION (1.25)      2004     2003      2002     2001      2000      1999       1998        1997       1996       1995
------------------------------ ------- --------- -------- --------- --------  ---------- ----------- ---------- ---------- ---------
LM INSTITUTIONAL ADVISORS VALUE
Value at beginning of
period                          12.01    8.42     10.00
Value at end of
period                          13.37    12.01    8.42
Number of
accumulation
units outstanding
at end of period               524,291  347,682   95,682
----------------------------  -------- --------- --------  --------- -------- ---------- ----------- ---------- ----------
MAXIM AGGRESSIVE PROFILE  I
Value at beginning of
period                         12.62     9.79     12.03     12.92     14.04      11.68       10.29      10.00
Value at end of
period                         14.57     12.62     9.79     12.03     12.92      14.04       11.68      10.29
Number of
accumulation
units outstanding
at end of period              464,163   413,779  354,765   359,651   303,041.18 223,144.49  192,086.65  58,762.77
---------------------------- ------- --------- -------- ---------  ---------    ----------   -----------  ----------   ----------
INVESTMENT DIVISION
(1.25)            2004    2003     2002       2001      2000         1999        1998          1997         1996          1995
------------------------ ------- ---------  --------  ---------    --------    ----------   -----------  ----------   --------------
MAXIM ARIEL MID-CAP VALUE
Value at beginning of
period           32.27    25.21    28.61     24.52      20.92        21.12       15.99         14.34        13.70         10.96
Value at end of
period           35.78    32.27    25.21     28.61      24.52        20.92       21.12         15.99        14.34         13.70
Number of
accumulation
units outstanding
at end of
period        1,365,697 1,454,196 1,499,517 1,563,715 1,544,026.15 2,033,465.79 2,277,248.95 2,495,810.84 2,440,068.07 1,715,174.42
----------------------- --------- --------- --------  ------------ ------------ ------------ ----------- ------------ --------------
INVESTMENT DIVISION
(1.25)                2004     2003     2002       2001      2000         1999        1998      1997       1996       1995
------------------- -------  -------   --------  ---------  --------    ----------  ---------  --------   -------    -------
MAXIM ARIEL SMALL-CAP VALUE
Value at beginning of
period               28.60     22.41    24.21      21.19     16.94        18.21      17.03      13.48      11.58      10.15
Value at end of
period               34.50     28.60    22.41      24.21     21.19        16.94      18.21      17.03      13.48      11.58
Number of
accumulation
units outstanding
at end of period    348,781   311,678   306,805    239,752   169,805.26   141,840.01 162,035.10 113,566.69 39,184.70  30,919.44
------------------ --------  ---------  --------  --------   ---------    ---------- ---------  ---------- ---------  ----------
------------------------------ ------- --------- -------- --------- --------  ---------- ----------- ---------- ---------- ---------
INVESTMENT DIVISION (1.25)      2004     2003      2002      2001      2000      1999       1998        1997       1996       1995
------------------------------ ------- --------- -------- --------- --------  ---------- ----------- ---------- ---------- ---------
MAXIM BOND INDEX
Value at beginning of
period                         12.86     12.63     11.66     10.98     9.99      10.00
Value at end of
period                         13.11     12.86     12.63     11.66     10.98     9.99
Number of
accumulation
units outstanding
at end of period              497,493   477,603   547,548   176,019  65,240.25   12,077.38
------------------------------------------ --------- -------- --------- -------- ---------- ----------- ---------- ----------
MAXIM CONSERVATIVE PROFILE I
Value at beginning of
period                        13.08     11.90     12.13     11.94     11.42      11.04       10.32      10.00
Value at end of
period                        13.81     13.08     11.90     12.13     11.94      11.42       11.04      10.32
Number of
accumulation
units outstanding
at end of period             395,709   391,482   354,326   409,009   408,528.31  431,714.66  436,225.06 72,034.42
-------------------------- ---------- --------- --------  ---------  ---------  ----------  ----------- ---------- ----------
MAXIM GROWTH INDEX
Value at beginning of
period                        10.79     8.75     11.67      13.60      17.74        14.16        10.44       10.00
Value at end of
period                        11.29     10.79    8.75       11.67      13.60        17.74        14.16       10.44
Number of
accumulation
units outstanding
at end of period           1,244,945  1,262,077  1,193,562  1,238.936  1,224,149.18 1,021,201.64 566,409.87  47,353.03
-------------------------- ---------- ---------  ---------  --------- ------------   ----------  ----------- ---------- ----------
INVESTMENT DIVISION
(1.25)                2004     2003     2002       2001     2000         1999        1998       1997        1996       1995
-------------------- ------- ---------  --------  -------   --------   ----------  ---------  ----------  ---------   ------
MAXIM INDEX 600
Value at beginning of
period                22.43    16.44    19.64     18.80     17.27      15.63       16.08       13.46       11.82       9.48
Value at end of
period                26.98    22.43    16.44     19.64     18.80      17.27       15.63       16.08       13.46       11.82
Number of
accumulation
units outstanding
at end of period      469,014  467,773  457,599   481,282   489,660.16 524,935.92  654,733.49  711,865.97 477,902.35  296,281.36
-------------------- --------  -------  -------   -------   ---------- ---------- -----------  ---------  ----------  ----------
MAXIM INVESCO ADR
Value at beginning of
period                16.04   12.37     14.42    17.49     19.72       16.28       14.90      13.46      11.25       10.00
Value at end of
period                18.95   16.04     12.37    14.42     17.49       19.72       16.28      14.90      13.46       11.25
Number of
accumulation
units outstanding
at end of period    257,016  277,890    276,630   314,602  345,072.00 343,437.29  347,745.34 314,943.72  126,363.18  23,104.73
------------------  -------  -------   --------  --------  ---------  ---------  -----------  ---------  ----------  -----------
MAXIM LOOMIS SAYLES BOND
Value at beginning of
period               23.54     18.32    16.70     16.49     15.96      15.41       15.09      13.55      12.44       10.00
Value at end of
period               25.80     23.54    18.32     16.70     16.49      15.96       15.41      15.09      13.55       12.44
Number of
accumulation
units outstanding
at end of period   669,014   746,691  758,868   771,166  829,133.50 1,005,368.97 1,134,813.38 986,392.61 478,757.71  220,637.10
------------------ --------- -------- --------- -------- ---------- -----------  ------------ ---------- ----------- ----------
MAXIM LOOMIS SAYLES SMALL-CAP VALUE
Value at beginning of
period               14.67     11.06    13.10     11.60     9.49        9.66       10.01      10.00
Value at end of
period               17.70     14.67    11.06     13.10     11.60       9.49       9.66       10.01
Number of
accumulation
units outstanding
at end of period    283,364  275,697   258,142   246,337  210,919.85  163,845.38  188,314.26  70,399.46
------------------ --------- -------- --------- -------- ---------- -----------  ----------   ----------  ----------- ---------
MAXIM MFS(R) SMALL-CAP GROWTH
Value at beginning of
period               23.13    17.88     26.23    34.44     39.83       22.31        19.21       16.38         13.09       10.00
Value at end of
period               24.21    23.13     17.88    26.23     34.44       39.83        22.31       19.21         16.38       13.09
Number of
accumulation
units outstanding
at end of period 1,081,960 1,211,953 1,234,858 1,313,120 1,403,141.94 1,279,850.46 1,277,401.42 1,340,084.31 776,719.68 210,982.04
---------------- --------- --------- --------- --------- ------------ ------------ ------------ ------------ ---------- ----------
MAXIM MODERATE PROFILE I
Value at beginning of
period                12.96     10.92    12.09     12.59     12.93      11.25       10.22       10.00
Value at end of
period                14.26     12.96    10.92     12.09     12.59      12.93       11.25       10.22
Number of
accumulation
units outstanding
at end of period   1,877,576  1,414,644  554,920  550,894   467,845.55  479,827.82  418,487.19  110,105.33
------------------ ---------  ---------  -------  --------- --------    ---------   ----------  ---------- ----------- ----------




-------------------------- ---------- ---------  ---------  --------- ------------   ----------  ----------- ---------- ----------
INVESTMENT DIVISION
(1.25)                2004     2003     2002      2001      2000       1999       1998        1997        1996       1995
-------------------- ------- --------- -------- -------   --------   ----------  --------   ----------  ---------   ------
MAXIM MODERATELY AGGRESSIVE  PROFILE I
Value at beginning of
period               13.09     10.69    12.31     13.07     13.83      11.48      10.33      10.00
Value at end of
 period              14.66     13.09    10.69     12.31     13.07      13.83      11.48      10.33
Number of
accumulation
units outstanding
at end of period   1,006,340  899,457  750,901  642,056   559,268.52 478,876.63 446,496.19  141,839.79
----------------- ---------- --------- ------- --------- ----------  ---------    --------- ---------- ---------- -----------
MAXIM MODERATELY CONSERVATIVE PROFILE I
Value at beginning of
period               12.30     10.69    11.43    11.61      11.82      11.05       10.19       10.00
Value at end of
period               13.32     12.30    10.69    11.43      11.61      11.82       11.05       10.19
Number of
accumulation
units outstanding
at end of period    359,798   320,327  281,887   285,065   294,535.03  309,247.32  354,140.45  53,608.55
------------------  ------- ---------- --------  --------  ----------  ----------  ----------  ----------- ---------- ----------
INVESTMENT DIVISION
(1.25)           2004     2003     2002      2001       2000         1999         1998          1997        1996           1995
--------------- -------  -------- --------  -------    --------     --------    --------      ---------   ---------      -------
Value at beginning of
period            21.04   21.15    21.12     20.61       19.68        19.01       18.30        17.60        16.96          16.25
Value at end of
period            20.97   21.04    21.15     21.12       20.61        19.68       19.01        18.30        17.60          16.96
Number of
accumulation
units outstanding
at end of
period        3,520,072 5,003,092  2,925,023 3,123,077 2,985,215.34 3,701.304.91 3,758,054.92 3,877,164.14 3,129,281.92 2,880,571.67
------------- --------- ---------- --------- --------- ------------ ------------ ------------ -----------  ------------ ------------
MAXIM STOCK INDEX
Value at beginning of
period            65.95   52.09    67.46     77.33      85.06        71.93        57.44        44.00        36.57          27.30
Value at end of
period            72.13   65.95    52.09     67.46      77.33        85.06        71.93        57.44        44.00          36.57
Number of
accumulation
units outstanding
at end of
period        3,909,123 4,346,739 4,641,310 5,331.785 5,905,991  6,767,826.02 7,484,324.11 8,215,445.92  7,884,581.79  7,636,165.40
------------- --------- --------   -------- --------- ---------- ----------   -----------   ----------    -----------   ----------
MAXIM T. ROWE PRICE EQUITY/INCOME
Value at beginning of
period            25.50     20.55     23.94     23.85      21.39      20.94       19.47        15.30        12.98          9.85
Value at end of
period            28.97     25.50     20.55     23.94      23.85      21.39       20.94        19.47        15.30          12.98
Number of
accumulation
units outstanding
at end of period  2,511,483 2,520,857 2,520,189 2,640,136 2,610,610  3,377,050.02 3,756,224.78 3,595,375.07 1,702,863.67 550,610.66
----------------- --------- --------- --------- --------- ---------- -----------  -----------  -----------  ------------ ----------
MAXIM T. ROWE PRICE MID-CAP GROWTH
Value at beginning of
period            16.62     12.21    15.85     16.24       15.32      12.45       10.31        10.00
Value at end of
period            19.39     16.62    12.21     15.85       16.24       5.32       12.45        10.31
Number of
accumulation
units outstanding
at end of period  823,866  759,247  616,727  624,926   583,195.94   470,150.71   384,828.79   128,683.86
---------------- --------- -------- -------- --------- ----------  ----------   -----------   ----------  ----------- ------------
MAXIM TEMPLETON(R) INTERNATIONAL EQUITY
Value at beginning of
period           15.52     11.61    14.34     16.22       16.16      12.59       13.43        13.33        11.29         10.49
Value at end of
period           18.22     15.52    11.61     14.34       16.22      16.16       12.59        13.43        13.33         11.29
Number of
accumulation
units outstanding
at end of
period       1,465,698 1,561,871 1,610,792 1,782,075 1,916,973.55 2,107,351.45  2,333,665.81 2,831,592.94 2,249,181.67 1,645,237.34
------------ --------- --------- --------  --------- ------------ ------------  ------------ ------------ ------------ ------------
MAXIM U.S. GOVERNMENT SECURITIES
Value at beginning of
period           17.98     17.75    16.37    15.48       14.18       14.31       13.51         12.61       12.29         10.71
Value at end of
period           18.45     17.98    17.75    16.37       15.48       14.18       14.31         13.51       12.61         12.29
Number of
accumulation
units outstanding
at end of
period       1,771,545 1,997,775 2,293,017 2,055,297 2,041,895.23 2,599,233.40 3,217,525.64 3,225,407.45 3,234,023.68 3,165,425.83
----------- --------- ---------- -------- ---------- ------------ -----------  -----------  ------------ ------------ ------------

------------------------------ ------- --------- -------- --------- --------  ---------- ----------- ---------- ---------- ---------
INVESTMENT DIVISION (1.25)      2004     2003      2002     2001      2000       1999       1998        1997       1996       1995
------------------------------ ------- --------- -------- --------- --------  ---------- ----------- ---------- ---------- ---------
MAXIM VALUE INDEX
Value at beginning of
period                          12.11    9.40      12.12    14.00     13.46      12.23       10.82       10.00
Value at end of
period                          13.75    12.11      9.40    12.12     14.00      13.46       12.23       10.82
Number of
accumulation
units outstanding
at end of period               421,844  445,022   402,937  463,474   424,615.85  424,659.62  362,062.57  55,506.37
---------------------------- ---------  --------  -------- --------  ----------- ---------- -----------  ---------- ------------
MFS STRATEGIC GROWTH
Value at beginning of
period                          9.97      7.93     10.00
Value at end of
period                          10.49     9.97     7.93
Number of
accumulation
units outstanding
at end of period               27,748    25,361    16,125
----------------------------- --------- --------  -------- --------  ---------- ----------- ----------- ---------- -------------
OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of
period                          10.04     7.85     10.00
Value at end of
period                          10.56     10.04    7.85
Number of
accumulation
units outstanding
at end of period               188,216   113,836  45,222
----------------------------  --------- -------- --------  --------  ---------- ----------- ----------- ---------- -------------
OPPENHEIMER GLOBAL
Value at beginning of p
eriod                           10.00
Value at end of
period                          12.02
Number of
accumulation
units outstanding
at end of period                87,133
-----------------------------  --------- -------- --------  --------  ---------- ----------- ----------- ---------- -------------
PIMCO TOTAL RETURN
Value at beginning of
period                          11.07     10.66    10.00
Value at end of
period                          11.47     11.07    10.66
Number of
accumulation
units outstanding
at end of period               590,778   494,056  298,172
-----------------------------  --------- -------- --------  --------  ---------- ----------- ----------- ---------- -------------





------------------------------ ------- --------- -------- --------- --------  ---------- ----------- ---------- ---------- ---------
INVESTMENT DIVISION (1.25)      2004     2003      2002     2001      2000       1999       1998        1997       1996       1995
------------------------------ ------- --------- -------- --------- --------  ---------- ----------- ---------- ---------- ---------
PIONEER EQUITY- INCOME VCT
Value at beginning of
period                          10.09    8.36     10.08    11.00      9.72       10.00
Value at end of
period                          11.56    10.09    8.36     10.08      11.00       9.72
Number of
accumulation
units outstanding
at end of period               69,880   58,894   39,372   44,049    53,890.54   17,679.99
----------------------------- -------- -------- -------- --------  -----------  ---------- ----------- ---------- --------------
RS DIVERSIFIED GROWTH
Value at beginning of
period                          10.00
Value at end of
period                          11.45
Number of
accumulation
units outstanding
at end of period                40,784
------------------------------ ------- -------- -------- --------  -----------  ---------- ----------- ---------- --------------
RS EMERGING GROWTH
Value at beginning of
period                          4.63    3.19     5.41     7.53      10.00
Value at end of
period                          5.26    4.63     3.19     5.41       7.53
Number of
accumulation
units outstanding
at end of period              669,643  759,394  537,797  467,056  290,275.09
----------------------------- -------- -------  -------- -------- -------------  ---------- ----------- ---------- --------------
INVESTMENT DIVISION
(1.25)           2004     2003     2002      2001      2000        1999        1998          1997         1996          1995
--------------- -------  -------- --------  -------   --------    --------    --------     ---------    ---------     -------
MAXIM BOND
Value at beginning of
period           ------  ------    33.05    31.25      29.42       29.87       28.36        26.82         26.05        22.89
Value at end of
period           ------  ------    35.60    33.05      31.25       29.42       29.87        28.36         26.82        26.05
Number of
accumulation
units outstanding
at end of period ------  ------   747,796  865,970  889,880.80  1,202.989.21 1,478,126.62 1,688,345.67 1,890,635.84 2,010,468.99
--------------  -------  ------  --------  -------- ----------- ------------ ------------ ------------ ------------ ------------
MAXIM FOUNDERS GROWTH & INCOME
Value at beginning of
period           -----    -----    8.94     10.98      13.82       12.17      10.45         10.00
Value at end of
period           -----    -----    6.58     8.94       10.98       13.82      12.17         10.45
Number of
accumulation
units outstanding
at end of period -----   ------   175,925  230,932  232,000.47  225,791.18   209,618.75    81,095.13
--------------- ------- -------- -------- -------- ----------- ----------    ----------   -----------  ------------ ------------
MAXIM INVESCO BALANCED
Value at beginning of
period           -----    -----   14.31     16.47      17.01       14.76      12.62         10.13        10.00
Value at end of
period           -----    -----   11.73     14.31      16.47       17.01      14.76         12.62        10.13
Number of
accumulation
units outstanding
at end of period ------  -----  4,591,081 5,371,616 5,796,613.43 5,105,248.56 5,027,277   4,925,017.36  22,568.19
---------------- ------- ------ --------- --------- ------------ ------------ ----------  ------------  ---------- -------------





------------------------------ ------- --------- -------- --------- --------  ---------- ----------- ---------- ---------- ---------
INVESTMENT DIVISION (1.25)      2004     2003      2002     2001      2000       1999       1998        1997       1996       1995
------------------------------ ------- --------- -------- --------- --------  ---------- ----------- ---------- ---------- ---------
AIM BLUE CHIP
Value at beginning of
period                          5.91     4.76     6.54      8.56      10.00
Value at end of
period                          6.11     5.91     4.76      6.54      8.56
Number of
accumulation
units outstanding
at end of period               39,082   64,042   81,240    88,846    33,594.30
---------------------------- --------- -------- --------  --------- ----------  ---------  ------------  ---------- -------------
AIM SMALL-CAP GROWTH
Value at beginning of
period                         10.24     7.43     10.00
Value at end of
period                         10.84     10.24    7.43
Number of
accumulation
units outstanding
at end of period              26,929    36,484    1,727
---------------------------- --------- -------- -------- ---------  ---------  ---------- ------------- -----------  ------------
ALGER AMERICAN BALANCED
Value at beginning of
period                         10.90     9.25     10.64     10.96     11.37      10.00
Value at end of
period                         11.29     10.90     9.25     10.64     10.96      11.37
Number of
accumulation
units outstanding
at end of period               76,225   103,854   135,584   125,592  109,400.16  15,039.58
----------------------------- --------- -------- --------- -------- -----------  --------- -----------  ------------  ------------
ALGER AMERICAN MIDCAP GROWTH
Value at beginning of
period                          12.48     8.52     12.21     13.20     12.20     10.00
Value at end of
period                          13.98     12.48     8.52     12.21     13.20     12.20
Number of
accumulation
units outstanding
at end of period               217,886   259,232  203,757   228,470   219,146.68  13,680.57
----------------------------- --------- --------  -------- ---------  ---------- ---------- -----------  ------------  ------------
AMERICAN CENTURY EQUITY-INCOME
Value at beginning of
period                          15.13     12.29    13.06     11.85      10.00
Value at end of
period                          16.86     15.13    12.29     13.06      11.85
Number of
accumulation
units outstanding
at end of period               97,688     84,913   67,208    35,178   11,586.51
----------------------------- ---------- -------- --------- --------- ---------- ---------- -----------  ------------  ------------
ARTISAN INTERNATIONAL
Value at beginning of
period                           7.27     5.69     7.08      8.49      10.00
Value at end of
period                           8.49     7.27     5.69      7.08      8.49
Number of
accumulation
units outstanding
at end of period               125,161   91,564   58,883    48,509   25,053.26
----------------------------- -------- --------- --------  --------  ---------  ---------- -----------  ------------  ------------
FEDERATED CAPITAL APPRECIATION
Value at beginning of
period                           9.98     8.14     10.00
Value at end of
period                          10.60     9.98     8.14
Number of
accumulation
units outstanding
at end of period                57,946   51,299   21,813
----------------------------- --------- -------- -------- --------  ---------  ---------- -----------  ------------  ------------
FIDELITY VIP CONTRAFUND II
Value at beginning of
period                         13.22     10.39     11.57     13.32     14.40     11.70      10.00
Value at end of
period                         15.13     13.22     10.39     11.57     13.32     14.40      11.70
Number of
accumulation
units outstanding
at end of period              283,624   308,230   250,602   224,771  198,939.20  84,529.68  1,792.37
----------------------------- --------- -------- --------- -------- ----------   --------- ---------- --------- --------- --------
FIDELITY VIP GROWTH
Value at beginning of
period                     16.47     12.51    18.08     22.17       25.14        18.46      13.36      10.93      9.62     10.00
Value at end of
period                     16.86     16.47    12.51     18.08       22.17        25.14      18.46      13.36     10.93      9.62
Number of
accumulation
units outstanding
at end of period        1,022,347 1,390,635 1,155,035 1,223,847 1,163,198.41 727,652.01 503,651.35 588,801.03 463,651.69 164,201.34
----------------------- --------- --------- --------- --------  -----------  ---------- ---------- ---------  ---------- ---------
INVESCO DYNAMICS
Value at beginning of
period                         5.11     3.73     5.63      8.47      10.00
Value at end of
period                         5.67     5.11     3.73      5.63      8.47
Number of
accumulation
units outstanding
at end of period              67,948   102,657  118,493   159,264   90,122.19
--------------------------- ---------  -------- --------  --------  ----------   --------- ---------- --------- --------- ---------
JANUS ASPEN WORLDWIDE GROWTH
Value at beginning of
period                        11.94     9.72     13.18    17.16      20.54       12.59      10.00
Value at end of
period                        12.40     11.94    9.72     13.18      17.16       20.54      12.59
Number of
accumulation
units outstanding
at end of period             164,472   232,759   219,839  208,436  171,579.82    105,742.62 48,118.83
--------------------------- ---------  -------- -------- -------- -----------    --------- ---------- ---------  ---------- -------
JANUS TWENTY
Value at beginning of
period                         4.60     3.70     4.92      7.02      10.00
Value at end of
period                         5.64     4.60     3.70      4.92      7.02
Number of
accumulation
units outstanding
at end of period              256,761  300,351  274,501   194,263  113,873.77
---------------------------- -------- -------- -------- --------- ------------  --------- -------- -------- --------- ----------
JANUS WORLDWIDE
Value at beginning of
period                         5.49     4.46     6.09      7.97      0.00
Value at end of
period                         5.74     5.49     4.46      6.09      7.97
Number of
accumulation
units outstanding
at end of period              137,168  192,743  192,992   155,095   96,439.50
---------------------------- --------- -------- -------- --------- ----------   --------- -------- -------- --------- ----------




------------------------------ ------- --------- -------- --------- --------  ---------- ----------- ---------- ---------- ---------
INVESTMENT DIVISION (1.25)      2004     2003      2002     2001      2000       1999       1998        1997       1996       1995
------------------------------ ------- --------- -------- --------- --------  ---------- ----------- ---------- ---------- ---------
JENSEN
Value at beginning of
period                          10.00
Value at end of
period                          10.65
Number of
accumulation
units outstanding
at end of period                15,947
------------------------------  ------- -------- -------- --------- ----------   --------- -------- -------- --------- ----------
LM INSTITUTIONAL ADVISORS VALUE
Value at beginning of
period                          12.07    8.43     10.00
Value at end of
period                          13.48    12.07    8.43
Number of
accumulation
units outstanding
at end of period               113,027   80,685   24,425
------------------------------ -------  -------  -------  --------- ----------   --------- -------- -------- --------- ----------
MAXIM AGGRESSIVE PROFILE  I
Value at beginning of
period                          12.87     9.95    12.19    13.06     14.15      11.72      10.30      10.00
Value at end of
period                          14.90    12.87    9.95     12.19     13.06      14.15      11.72      10.30
Number of
accumulation
units outstanding
at end of period               221,131  223,835  166,720  165,531   126,105.69  68,648.89  39,090.58  9,576.11
----------------------------- --------  -------  -------  -------   ----------  ---------  ---------- --------- --------- ---------
MAXIM ARIEL MID-CAP VALUE
Value at beginning of
period                          24.93    19.42    21.98   18.78      15.97     16.08      12.14      10.85      10.34     10.00
Value at end of
period                          27.73    24.93    19.42   21.98      18.78     15.97      16.08      12.14      10.85     10.34
Number of
accumulation
units outstanding
at end of period               474,476  545,902  544,665 589,121 574,831.38 529,521.61 470,211.38  422,167.92 528,556.23 194,687.27
----------------------------- -------- --------  ------- ------- ---------  ---------  ----------  ---------  ---------  ---------
MAXIM ARIEL SMALL-CAP VALUE
Value at beginning of
period                          26.51    20.71    22.30   19.47     15.52      16.63      15.50      12.24     10.48      10.00
Value at end of
period                          32.08    26.51    20.71   22.30     19.47      15.52      16.63      15.50     12.24      10.48
Number of
accumulation
units outstanding
at end of period              136,294   125,335  95,309  74,353    51,535.19   37,219.61  21,916.39  4,787.54  1,652.65   164.60
----------------------------  -------   -------  ------ -------    ---------   ---------  ---------  --------- --------- ---------
MAXIM BOND INDEX
Value at beginning of
period                          13.02    12.75    11.74    11.02     10.00      10.00
Value at end of
period                          13.32    13.02    12.75    11.74     11.02      0.00
Number of
accumulation
units outstanding
at end of period               188,711  241,013  156,718   57,734   10,543.97   79.29
----------------------------- -------- --------  -------  -------    ---------  --------- ---------- --------- --------- ---------
MAXIM CONSERVATIVE PROFILE I
Value at beginning of
period                          13.42   12.17   12.37   12.14    11.58     11.15      10.33     10.00
Value at end of
period                          14.21   13.42   12.17   12.37    12.14     11.58      11.15     10.33
Number of
accumulation
units outstanding
at end of period                61,350  62,437  60,105  47,547  34,795.75  12,170.50  3,968.60  94,228.09
------------------------------ -------- ------- ------- ------- ---------  ---------  --------- ---------
MAXIM GROWTH INDEX
Value at beginning of
period                           11.00   8.89   11.82   13.74    17.86     14.21      10.45     10.00
Value at end of
period                           11.54   11.00   8.89   11.82    13.74     17.86      14.21     10.45
Number of
accumulation
units outstanding
at end of period               212,370  277,116 254,502 264,562 229,555.59 126,500.02 66,115.58  1,779.77
-----------------------------  -------- ------- ------- ------- --------- --------- ---------- --------- ---------- ------------
MAXIM INDEX 600
Value at beginning of
period                          20.28   14.82   17.65   16.85     15.43      13.92     14.28     11.92      10.43      10.00
Value at end of
period                          24.47   20.28   14.82   17.65     16.85      15.43     13.92     14.28      11.92      10.43
Number of
accumulation
units outstanding
at end of period               190,285 202,952 185,217 197,788  203,257.77 173,995.43 72,881.82 147,236.05 132,987.33 72,120.51
----------------------------  -------- ------- ------- ------- ----------- ---------- --------- ---------- ---------- ----------
MAXIM INVESCO ADR
Value at beginning of
period                         15.21   11.70   13.60   16.44    18.48     15.21      13.88     12.50       10.41     10.00
Value at end of
period                         18.03   15.21   11.70   13.60    16.44     18.48      15.21     13.88       12.50     10.41
Number of
accumulation
units outstanding
at end of period               71,949 80,506  84,497  113,759 104,087.89 70,783.74 51,071.84 149,143.92  74,310.25  1,130.83
----------------------------- ------- ------- ------- ------- ---------- --------- --------- ----------  ---------  --------
MAXIM LOOMIS SAYLES BOND
Value at beginning of
period                         19.98   15.50   14.09   13.87    13.38     12.88      12.57      11.26      10.30     10.00
Value at end of
period                         21.96   19.98   15.50   14.09    13.87     13.38      12.88      12.57      11.26     10.30
Number of
accumulation
units outstanding
at end of period              171,311 198,216 159,601 176,528 185,615.42 132,735.46 107,193.71 84,830.69 38,958.69   269.42
----------------------------- ------- ------- ------- ------- ---------- ---------- ---------- --------- ---------  --------
MAXIM LOOMIS SAYLES SMALL-CAP VALUE
Value at beginning of
period                         14.95   11.24   13.27   11.72    9.56      9.69       10.01      10.00
Value at end of
period                         18.09   14.95   11.24   13.27    11.72     9.56       9.69       10.01
Number of
accumulation
units outstanding
at end of period               92,902  99,214  80,248 71,311  57,078.87  32,492.98  22,333.17  9,792.14
----------------------------- -------- ------- ------ ------- ---------  --------- ---------- --------- ----------  ----------
MAXIM MFS(R) SMALL-CAP GROWTH
Value at beginning of
period                         19.51   15.04   21.99   28.79    33.17     18.52      15.90      13.52      10.77      10.00
Value at end of
period                         20.48   19.51   15.04   21.99    28.79     33.17      18.52      15.90      13.52      10.77
Number of
accumulation
units outstanding
at end of period              384,107 478,525 464,900 536,016 495,178.57 335,181.31 251,992.27 296,221.15 159,393.34 24,147.18
----------------------------- ------- ------- ------- ------- ---------- ---------- ---------- ---------- ---------- ---------





------------------------------ ------- --------- -------- --------- --------  ---------- ----------- ---------- ---------- ---------
INVESTMENT DIVISION (1.25)      2004     2003      2002     2001      2000       1999       1998        1997       1996       1995
------------------------------ ------- --------- -------- --------- --------  ---------- ----------- ---------- ---------- ---------
MAXIM MODERATE PROFILE I
Value at beginning of
period                         13.20     11.09     12.24    12.70     13.00      11.28      10.23       10.00
Value at end of
period                         14.56     13.20     11.09    12.24     12.70      13.00      11.28       10.23
Number of
accumulation
units outstanding
at end of period              681,396   591,152   385,603  302,169  205,574.66  91,118.94  16,878.33  44,770.91
---------------------------- ---------  --------  ------- --------- ----------  ---------- ---------- ---------- --------- --------
MAXIM MODERATELY AGGRESSIVE  PROFILE I
Value at beginning of
period                         13.34     10.86    12.46    13.19      13.93      11.52      10.34       10.00
Value at end of
period                         14.98     13.34    10.86    12.46      13.19      13.93      11.52       10.34
Number of
accumulation
units outstanding
at end of period              601,114   541,884  394,948  339,921   252,330.73  163,856.44  36,452.19  53,828.37
---------------------------- ---------  -------- -------- -------- -----------  ----------  ---------  ---------- -------- --------
MAXIM MODERATELY CONSERVATIVE PROFILE I
Value at beginning of
period                         12.48     10.81    11.53    11.67      11.85      11.04      10.20       10.00
Value at end of
period                         13.55     12.48    10.81    11.53      11.67      11.85      11.04       10.20
Number of
accumulation
units outstanding
at end of period              128,601   130,774  114,087   69,873   49,099.83   14,657.02  4,110.80   53,438.52
---------------------------- --------- -------- -------- --------- ---------- ---------- ----------- ---------- ----------- -------
MAXIM MONEY MARKET
Value at beginning of
period                         12.74     12.77    12.72    12.37     11.77     11.34     10.89       10.44      10.04      10.00
Value at end of
period                         12.74     12.74    12.77    12.72     12.37     11.77     11.34       10.89      10.44      10.04
Number of
accumulation
units outstanding
at end of period            1,291,659 1,906,337 549,783 560,138 554,768.11  430,080.54 352,052.98 1,402,319.63 43,499.44 169,096.04
--------------------------- --------- --------- ------- ------- ----------  ---------- ---------- ------------ --------- ----------
INVESTMENT DIVISION
(1.25)           2004     2003     2002      2001       2000        1999        1998          1997          1996          1995
--------------- -------  -------- --------  -------   --------    --------    --------     ---------     ---------      -------
MAXIM STOCK INDEX
Value at beginning
of period        19.02    14.96    19.34     22.11      24.24       20.44       16.27         12.45         10.30         10.00
Value at end
of period        20.87    19.02    14.96     19.34      22.11       24.24       20.44         16.27         12.43         10.30
Number of
accumulation
units outstanding
at end of
period        2,546,880 3,006,713 3,308,532 3,559,785 3,707,280.13 1,877,727.40 1,470,364.97 2,328,852.18  2,057,207.66  937,180.75
------------- --------- --------- ---------  --------- ------------ ------------ ------------ ------------ ------------  ----------
INVESTMENT DIVISION (1.25)     2004     2003      2002     2001      2000      1999       1998        1997       1996       1995
----------------------------- ------- --------- -------- --------- --------  ---------- ----------- ---------- ---------- ---------
MAXIM T. ROWE PRICE EQUITY/INCOME
Value at beginning of
period                        21.00    16.87     19.59    19.46     17.40      16.99      15.74       12.34      10.43      10.00
Value at end of
period                        23.92    21.00     16.87    19.59     19.46      17.40      16.99       15.74      12.34      10.43
Number of
accumulation
units outstanding
at end of period             462,741  518,990   521,917  586,577  549,728.52  427,608.57 379,091.37  561,621.67 276,648.63  1,324.94
--------------------------- --------- -------- -------- -------- -----------  ---------- ----------- ---------- ----------  --------
MAXIM T. ROWE PRICE MID-CAP GROWTH
Value at beginning of
period                       16.94     12.41    16.06    16.40      15.42      12.49       10.32       10.00
Value at end of
period                       19.82     16.94    12.41    16.06      16.40      15.42       12.49       10.32
Number of
accumulation
units outstanding
at end of period             196,827  195,636  164,759  186,267   147,864.53   93,445.15  55,481.56   12,739.10
--------------------------- --------- -------- -------- --------  ----------   --------- ----------- ---------- ---------- --------
MAXIM TEMPLETON(R) INTERNATIONAL EQUITY
Value at beginning of
period                      14.59     10.88    13.40    15.11     15.01      11.66      12.39       12.27       10.36      10.00
Value at end of
period                      17.18     14.59    10.88    13.40     15.11      15.01      11.66       12.39       12.27      10.36
Number of
accumulation
units outstanding
at end of period           441,413  493,274  478,007  509,371   539,441.58 492,141.77 498,703.59  557,569.31  548,157.84 290,190.44
------------------------- --------- -------- -------  --------  ---------- ---------- ----------- ----------  ---------- ----------
MAXIM U.S. GOVERNMENT SECURITIES
Value at beginning of
period                      15.22     14.98    13.77    12.98      11.85      11.93      11.23       10.45      10.15      10.00
Value at end of
period                      15.66     15.22    14.98    13.77      12.98      11.85      11.93       11.23      10.45      10.15
Number of
accumulation
units outstanding
at end of period           381,030   481,229  487,376  429,435   369,129.68 217,847.85 151,304.43  112,314.59 119,989.13  39,695.16
-------------------------  --------  ------- --------- --------  ---------- ---------- ----------  ---------- ----------  ---------
MAXIM VALUE INDEX
Value at beginning of
period                      12.34     9.55     12.27    14.14      13.55      12.28      10.83       10.00
Value at end of
period                      14.06     12.34    9.55     12.27      14.14      13.55      12.28       10.83
Number of
accumulation
units outstanding
at end of period            62,172   97,287   77,253    78,564   70,893.39  40,924.99  23,951.01   12,307.01
-------------------------- --------  ------- --------- --------  --------   ---------  ----------  ---------- ----------- ---------
MFS STRATEGIC GROWTH
Value at beginning of
period                      10.02     7.95     10.00
Value at end of
period                      10.58     10.02    7.95
Number of
accumulation
units outstanding
at end of period            5,310     3,625    3,407
-------------------------- --------  -------  -------- --------- -------- ---------- ----------- ----------- ---------- -----------
OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of
period                      10.09     7.87     10.00
Value at end of
period                      10.64     10.09    7.87
Number of
accumulation
units outstanding
at end of period            43,324   21,589    2,764
-------------------------- -------- -------- -------- --------- -------- ---------- ----------- ----------- ---------- -----------
OPPENHEIMER GLOBAL
Value at beginning of
period                      10.00
Value at end of
period                      12.04
Number of
accumulation
units outstanding
at end of period           86,130
------------------------- --------- -------- -------- --------- -------- ---------- ----------- ----------- ---------- -----------





------------- --------- --------- ---------  --------- ------------ ------------ ------------ ------------ ------------  ----------
INVESTMENT DIVISION (1.25)     2004     2003      2002     2001      2000     1999      1998       1997      1996       1995
----------------------------- ------- --------- -------- ---------  -------- --------- ---------- --------- ---------- ---------
PIMCO TOTAL RETURN
Value at beginning of
period                         11.13    10.67     10.00
Value at end of
period                         11.56    11.13     10.67
Number of
accumulation
units outstanding
at end of period              102,205  107,642   48,750
----------------------------  -------  --------  ------- -------- --------- --------- ---------- --------- ----------- ----------
PIONEER EQUITY- INCOME VCT
Value at beginning of
period                         10.22    8.44     10.15    11.04     9.73     10.00
Value at end of
period                         11.75    10.22    8.44     10.15     11.04     9.73
Number of
accumulation
units outstanding
at end of period               29,307  24,795   21,354   17,312   8,530.30  1,756.46
-----------------------------  ------ --------  -------  -------  --------- --------- ---------- --------- ----------- ----------
RS DIVERSIFIED GROWTH
Value at beginning of
period                          10.00
Value at end of
period                          11.46
Number of
accumulation
units outstanding
at end of period                13,529
------------------------------  ------- -------- ------- ------- --------- -------- ---------- --------- ----------- ------------
RS EMERGING GROWTH
Value at beginning of
period                           4.68    3.22     5.43    7.54    10.00
Value at end of
period                           5.34    4.68     3.22    5.43     7.54
Number of
accumulation
units outstanding
at end of period               134,557  210,557  114,711  98,736  58,620.46
------------------------------ -------  -------- -------  ------- --------- --------- --------- ---------- ---------- ------------
MAXIM BOND
Value at beginning of
period                         ------   ------   13.07    12.32    11.56     11.70     11.08      10.44      10.11      10.00
Value at end of
period                         ------   ------   14.12    13.07    12.32     11.56     11.70      11.08      10.44      10.11
Number of
accumulation
units outstanding
at end of period               ------  -------   735,185 828,941 837,181.60 485,260.78 271,537.15 251,460.22 287,152.67 197,590.07
------------------------------ ------- -------   ------- ------- ---------- ---------- ---------- ---------- ---------- ----------
MAXIM FOUNDERS GROWTH & INCOME
Value at beginning of
period                         ------  ------     9.06    11.08    13.92     12.22     10.46      10.00
Value at end of
period                         ------  ------     6.69    9.06     11.08     13.92     12.22      10.46
Number of
accumulation
units outstanding
at end of period               ------  ------   43,370  57,468  38,911.05  25,804.74  18,073.50  7,818.57
-----------------------------  ------  ------  -------  ------- ---------  ---------  ---------  ---------- ----------- -----------
MAXIM INVESCO BALANCED
Value at beginning of
period                         ------  ------    14.53   16.67    17.17     14.85     12.66      10.14     10.00
Value at end of
period                         ------  ------    11.95   14.53    16.67     17.17     14.85      12.66     10.14
Number of
accumulation
units outstanding
at end of period               ------  -------  901,517 968,138 971,565.34 478,348.00 342,274.21 340,421.00 4,262.66
-----------------------------  ------- ------- -------- ------- ---------- ---------- ---------- ---------- ---------  ------------


------------------------------------------ -------
INVESTMENT DIVISION       (0.85)            2004
------------------------------------------ -------
AIM BLUE CHIP
Value at beginning of period               10.00
Value at end of period                     10.79
Number of accumulation units outstanding    707
at end of period
------------------------------------------ -------
AIM SMALL-CAP GROWTH
Value at beginning of period               10.00
Value at end of period                     11.29
Number of accumulation units outstanding    146
at end of period
------------------------------------------ -------
ALGER AMERICAN BALANCED
Value at beginning of period               10.00
Value at end of period                     10.65
Number of accumulation units outstanding   2,365
at end of period
------------------------------------------ -------
ALGER AMERICAN MIDCAP GROWTH
Value at beginning of period               10.00
Value at end of period                     11.56
Number of accumulation units outstanding   5,524
at end of period
------------------------------------------ -------
AMERICAN CENTURY EQUITY-INCOME
Value at beginning of period               10.00
Value at end of period                     10.68
Number of accumulation units outstanding   3,218
at end of period
------------------------------------------ -------
ARTISAN INTERNATIONAL
Value at beginning of period               10.00
Value at end of period                     11.50
Number of accumulation units outstanding   1,034
at end of period
------------------------------------------ -------
FEDERATED CAPITAL APPRECIATION
Value at beginning of period               10.00
Value at end of period                     10.84
Number of accumulation units outstanding    297
at end of period
------------------------------------------ -------
FIDELITY VIP CONTRAFUND II
Value at beginning of period               10.00
Value at end of period                     10.90
Number of accumulation units outstanding   12,361
at end of period
------------------------------------------ -------
FIDELITY VIP GROWTH
Value at beginning of period               10.00
Value at end of period                     10.82
Number of accumulation units outstanding   26,879
at end of period
------------------------------------------ -------
INVESCO DYNAMICS
Value at beginning of period               10.00
Value at end of period                     11.34
Number of accumulation units outstanding     17
at end of period
------------------------------------------ -------
JANUS TWENTY
Value at beginning of period               10.00
Value at end of period                     11.27
Number of accumulation units outstanding    811
at end of period
------------------------------------------ -------
JANUS WORLDWIDE
Value at beginning of period               10.00
Value at end of period                     11.13
Number of accumulation units outstanding    630
at end of period
------------------------------------------ -------
JENSEN
Value at beginning of period               10.00
Value at end of period                     10.65
Number of accumulation units outstanding    395
at end of period
------------------------------------------ -------





------------------------------------------ -------
INVESTMENT DIVISION       (0.85)            2004
------------------------------------------ -------
------------------------------------------ -------
LM INSTITUTIONAL ADVISORS VALUE
Value at beginning of period               10.00
Value at end of period                     11.50
Number of accumulation units outstanding    448
at end of period
------------------------------------------ -------
MAXIM AGGRESSIVE PROFILE  I
Value at beginning of period               10.00
Value at end of period                     11.19
Number of accumulation units outstanding   8,991
at end of period
------------------------------------------ -------
MAXIM ARIEL MID-CAP VALUE
Value at beginning of period               10.00
Value at end of period                     10.94
Number of accumulation units outstanding   18,124
at end of period
------------------------------------------ -------
MAXIM ARIEL SMALL-CAP VALUE
Value at beginning of period               10.00
Value at end of period                     10.94
Number of accumulation units outstanding   2,273
at end of period
------------------------------------------ -------
MAXIM BOND INDEX
Value at beginning of period               10.00
Value at end of period                     10.06
Number of accumulation units outstanding    163
at end of period
------------------------------------------ -------
MAXIM CONSERVATIVE PROFILE I
Value at beginning of period               10.00
Value at end of period                     10.41
Number of accumulation units outstanding    236
at end of period
------------------------------------------ -------
MAXIM GROWTH INDEX
Value at beginning of period               10.00
Value at end of period                     10.82
Number of accumulation units outstanding   9,343
at end of period
------------------------------------------ -------
MAXIM INDEX 600
Value at beginning of period               10.00
Value at end of period                     11.27
Number of accumulation units outstanding   1,605
at end of period
------------------------------------------ -------
MAXIM INVESCO ADR
Value at beginning of period               10.00
Value at end of period                     11.39
Number of accumulation units outstanding    247
at end of period
------------------------------------------ -------
MAXIM LOOMIS SAYLES BOND
Value at beginning of period               10.00
Value at end of period                     10.56
Number of accumulation units outstanding   8,516
at end of period
------------------------------------------ -------
MAXIM LOOMIS SAYLES SMALL-CAP VALUE
Value at beginning of period               10.00
Value at end of period                     11.22
Number of accumulation units outstanding    261
at end of period
------------------------------------------ -------
MAXIM MFS(R) SMALL-CAP GROWTH
Value at beginning of period               10.00
Value at end of period                     11.39
Number of accumulation units outstanding   12,528
at end of period
------------------------------------------ -------
MAXIM MODERATE PROFILE I
Value at beginning of period               10.00
Value at end of period                     10.77
Number of accumulation units outstanding   18,878
at end of period
------------------------------------------ -------





-------------------------------------------- -------
INVESTMENT DIVISION       (0.85)              2004
-------------------------------------------- -------
MAXIM MODERATELY AGGRESSIVE  PROFILE I
Value at beginning of period                 10.00
Value at end of period                       10.95
Number of accumulation units outstanding     17,084
at end of period
-------------------------------------------- -------
MAXIM MODERATELY CONSERVATIVE PROFILE I
Value at beginning of period                 10.00
Value at end of period                       10.61
Number of accumulation units outstanding      524
at end of period
-------------------------------------------- -------
MAXIM MONEY MARKET
Value at beginning of period                 10.00
Value at end of period                       10.01
Number of accumulation units outstanding     5,248
at end of period
-------------------------------------------- -------
MAXIM STOCK INDEX
Value at beginning of period                 10.00
Value at end of period                       10.91
Number of accumulation units outstanding     40,197
at end of period
-------------------------------------------- -------
MAXIM T. ROWE PRICE EQUITY/INCOME
Value at beginning of period                 10.00
Value at end of period                       10.90
Number of accumulation units outstanding     13,133
at end of period
-------------------------------------------- -------
MAXIM T. ROWE PRICE MID-CAP GROWTH
Value at beginning of period                 10.00
Value at end of period                       11.20
Number of accumulation units outstanding     8,354
at end of period
-------------------------------------------- -------
MAXIM TEMPLETON(R) INTERNATIONAL EQUITY
Value at beginning of period                 10.00
Value at end of period                       11.41
Number of accumulation units outstanding     1,925
at end of period
-------------------------------------------- -------
MAXIM U.S. GOVERNMENT SECURITIES
Value at beginning of period                 10.00
Value at end of period                       10.06
Number of accumulation units outstanding     4,155
at end of period
-------------------------------------------- -------
MAXIM VALUE INDEX
Value at beginning of period                 10.00
Value at end of period                       10.94
Number of accumulation units outstanding     2,263
at end of period
-------------------------------------------- -------
MFS STRATEGIC GROWTH
Value at beginning of period                 10.00
Value at end of period                       11.13
Number of accumulation units outstanding       41
at end of period
-------------------------------------------- -------
OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period                 10.00
Value at end of period                       10.82
Number of accumulation units outstanding       48
at end of period
-------------------------------------------- -------
OPPENHEIMER GLOBAL
Value at beginning of period                 10.00
Value at end of period                       11.59
Number of accumulation units outstanding      122
at end of period
-------------------------------------------- -------
PIMCO TOTAL RETURN
Value at beginning of period                 10.00
Value at end of period                       10.11
Number of accumulation units outstanding      283
at end of period
-------------------------------------------- -------





------------------------------------------ -------- ------- ------- ------- --------- --------- ---------- -------
INVESTMENT DIVISION       (0.75)            2004     2003    2002    2001     2000      1999      1998      1997
------------------------------------------ -------- ------- ------- ------- --------- --------- ---------- -------
AIM BLUE CHIP
Value at beginning of period                5.95    4.79     6.56    8.57    10.00
Value at end of period                      6.16    5.95     4.79    6.56     8.57
Number of accumulation units outstanding
at end of period                           11,867   10,952  17,313   26,790  6,938.89
------------------------------------------ ------- -------- ------- ------- ---------  --------   -------  --------
AIM SMALL-CAP GROWTH
Value at beginning of period                10.28    7.44    10.00
Value at end of period                      10.90    10.28    7.44
Number of accumulation units outstanding
at end of period                            11,036  5,440   2,324
------------------------------------------ -------- ------- ------- ------- --------- --------- -------- --------
ALGER AMERICAN BALANCED
Value at beginning of period                11.00    9.31   10.69   10.98    11.38     10.00
Value at end of period                      11.41   11.00    9.31   10.69    10.98     11.38
Number of accumulation units outstanding
at end of period                           23,491   26,685  30,271  25,750  12,856.34 3,327.96
------------------------------------------ -------- ------- ------- ------- --------- --------- ------- --------
ALGER AMERICAN MIDCAP GROWTH
Value at beginning of period                12.59    8.58   12.27   13.23    12.21     10.00
Value at end of period                      14.12   12.59    8.58   12.27    13.23     12.21
Number of accumulation units outstanding
at end of period                           87,833  76,145   64,663  57,979  41,598.74 4,173.07
------------------------------------------ ------- -------- ------- ------- --------- --------- ------- --------
AMERICAN CENTURY EQUITY-INCOME
Value at beginning of period               15.24    12.35   13.10   11.86    10.00
Value at end of period                     17.02    15.24   12.35   13.10    11.86
Number of accumulation units outstanding
at end of period                           45,971  22,298   18,110  8,688   1,337.27
------------------------------------------ ------- -------- ------- ------- --------- --------- ------- --------
AMERICAN CENTURY INCOME & GROWTH
Value at beginning of period                8.85    6.88     8.59    9.45    10.00
Value at end of period                      9.92    8.85     6.88    8.59     9.45
Number of accumulation units outstanding
at end of period                           66,202  28,639   22,142  2,206
------------------------------------------ ------- -------- ------- ------- --------- --------- ------- --------
ARTISAN INTERNATIONAL
Value at beginning of period                7.33    5.71     7.10    8.50    10.00
Value at end of period                      8.56    7.33     5.71    7.10     8.50
Number of accumulation units outstanding
at end of period                           59,320  40,584   33,286  14,150  2,436.41
------------------------------------------ ------- -------- ------- ------- --------- --------- ------- --------
FEDERATED CAPITAL APPRECIATION
Value at beginning of period               10.01    8.15    10.00
Value at end of period                     10.65    10.01    8.15
Number of accumulation units outstanding
at end of period                            31,683  16,564   8,831
------------------------------------------ -------- ------- ------- ------- --------- --------- -------- --------
FIDELITY VIP CONTRAFUND II
Value at beginning of period                13.36   10.48   11.64   13.37    14.43     11.70      10.00
Value at end of period                      15.31   13.36   10.48   11.64    13.37     14.43      11.70
Number of accumulation units outstanding
at end of period                           114,702  77,938  70,602  60,167  35,037.54 19,034.82  545.53
------------------------------------------ -------- ------- ------- ------- --------- --------- ---------- -------
FIDELITY VIP GROWTH
Value at beginning of period                13.49   10.23   14.75   18.05    20.43     14.98      10.82      10.00
Value at end of period                      13.84   13.49   10.23   14.75    18.05     20.43      14.98      10.82
Number of accumulation units outstanding
at end of period                            866,427 927,891 948,538 945,946 914,067.65 755,950.03 593,071.00 3,446.98
------------------------------------------ -------- ------- ------- ------- ---------- ---------- ---------- --------
FRANKLIN SMALL-MID CAP GROWTH
Value at beginning of period                6.40    4.69     6.70    8.50    10.00
Value at end of period                      7.18    6.40     4.69    6.70     8.50
Number of accumulation units outstanding
at end of period                           14,767  38,458   14,465  7,384    106.52
------------------------------------------ ------- -------- ------- ------- --------- ---------- ---------- --------
INVESCO DYNAMICS
Value at beginning of period                5.15    3.75     5.64    8.48    10.00
Value at end of period                      5.72    5.15     3.75    5.64     8.48
Number of accumulation units outstanding
at end of period                           24,810  35,777   53,272  34,718  13,292.47
------------------------------------------ ------- -------- ------- ------- --------- --------- --------- --------
JANUS ASPEN WORLDWIDE GROWTH
Value at beginning of period               10.15    8.25    11.15   14.49    17.31     10.65      10.00
Value at end of period                     10.55    10.15    8.25   11.15    14.49     17.31      10.65
Number of accumulation units outstanding
at end of period                           117,920 172,557  185,722 193,107 209,494.46 123,401.32 17,591.36
------------------------------------------ ------- -------- ------- ------- ---------- ---------- ---------





------------------------------------------ ------- -------- ------- ------- --------- --------- --------- --------
INVESTMENT DIVISION       (0.75)            2004    2003     2002    2001     2000      1999      1998     1997
------------------------------------------ ------- -------- ------- ------- --------- --------- --------- --------
JANUS FUND
Value at beginning of period                5.91    4.52     6.28    8.57    10.00
Value at end of period                      6.14    5.91     4.52    6.28     8.57
Number of accumulation units outstanding
at end of period                            22,982  22,562   60,777  15,053   39.50
------------------------------------------ ------- -------- ------- ------- ---------  ------- ------- ---------
JANUS TWENTY
Value at beginning of period                4.63    3.72     4.93    7.02    10.00
Value at end of period                      5.69    4.63     3.72    4.93     7.02
Number of accumulation units outstanding
at end of period                           53,446  43,809   50,147  49,241  36,576.13
------------------------------------------ ------- -------- ------- ------- --------- ------- ------- ---------
JANUS WORLDWIDE
Value at beginning of period                5.53    4.49     6.11    7.98    10.00
Value at end of period                      5.79    5.53     4.49    6.11     7.98
Number of accumulation units outstanding
at end of period                           63,954  38,280   40,551  36,445  15,875.85
------------------------------------------ ------- -------- ------- ------- --------- ------- ------- ---------
JENSEN
Value at beginning of period               10.00
Value at end of period                     10.66
Number of accumulation units outstanding
at end of period                           4,436
------------------------------------------ ------- -------- ------- ------- --------- --------- --------- -------
LIBERTY ASSET ALLOCATION
Value at beginning of period               11.10    9.28    10.59   11.75    11.98     10.72     10.00
Value at end of period                     12.11    11.10    9.28   10.59    11.75     11.98     10.72
Number of accumulation units outstanding
at end of period                           18,507   16,691  10,794  12,009  8,424.85  8,242.99  4,142.27
------------------------------------------ ------- -------- ------- ------- --------- --------- --------- -------
LM INSTITUTIONAL ADVISORS VALUE
Value at beginning of period               12.11    8.44    10.00
Value at end of period                     13.55    12.11    8.44
Number of accumulation units outstanding
at end of period                           28,472  16,409   1,801
------------------------------------------ ------- -------- ------- ------- --------- --------- --------- --------
MAXIM AGGRESSIVE PROFILE  I
Value at beginning of period               13.03    10.05   12.29   13.14    14.21     11.75     10.31     10.00
Value at end of period                     15.11    13.03   10.05   12.29    13.14     14.21     11.75     10.31
Number of accumulation units outstanding
at end of period                          180,884  168,430  165,055 140,600 97,470.17 63,448.45 15,150.39
------------------------------------------ ------- -------- ------- ------- --------- --------- --------- --------
MAXIM ARIEL MID-CAP VALUE
Value at beginning of period               22.87    17.78   20.08   17.12    14.53     14.60      11.00      10.00
Value at end of period                     25.49    22.87   17.78   20.08    17.12     14.53      14.60      11.00
Number of accumulation units outstanding
at end of period                          298,286  317,797  361,232 353,595 319,880.59 328,339.05 256,925.44 2,545.66
------------------------------------------ ------- -------- ------- ------- ---------  ---------- --------- --------
MAXIM ARIEL SMALL-CAP VALUE
Value at beginning of period               20.44    15.93   17.13   14.92    11.87     12.69     11.81     10.00
Value at end of period                     24.78    20.44   15.93   17.13    14.92     11.87     12.69     11.81
Number of accumulation units outstanding
at end of period                           67,078  70.222   63,011  40,779  30,317.16 26,816.01 24,665.53 395.12
------------------------------------------ ------- -------- ------- ------- --------- --------- --------- --------
MAXIM BOND INDEX
Value at beginning of period               13.13    12.84   11.79   11.05    10.00     10.00
Value at end of period                     13.46    13.13   12.84   11.79    11.05     10.00
Number of accumulation units outstanding
at end of period                           70,146  49,972   32,896  10,427  1,128.60   249.52
------------------------------------------ ------- -------- ------- ------- --------- --------- --------- --------
MAXIM CONSERVATIVE PROFILE I
Value at beginning of period               13.51    12.23   12.40   12.15    11.56     11.11     10.34     10.00
Value at end of period                     14.34    13.51   12.23   12.40    12.15     11.56     11.11     10.34
Number of accumulation units outstanding
at end of period                          108,153  156,510 214,143 168,345 177,717.84 342,028.29 426,692.38
------------------------------------------ ------- ------- ------- ------- ---------- --------- ----------- --------
MAXIM GROWTH INDEX
Value at beginning of period               11.14    8.99    11.92   13.83    17.94     14.25      10.46     10.00
Value at end of period                     11.71    11.14    8.99   11.92    13.83     17.94      14.25     10.46
Number of accumulation units outstanding
at end of period                           164,249 163,201  184,480 195,512 163,752.64 102,466.53 24,247.29
------------------------------------------ ------- -------- ------- ------- ---------- ---------- --------- --------
MAXIM INDEX 600
Value at beginning of period               16.01    11.68   13.88   13.22    12.08     10.88      11.14      10.00
Value at end of period                     19.35    16.01   11.68   13.88    13.22     12.08      10.88      11.14
Number of accumulation units outstanding
at end of period                          184,812 178.778  195,732 179,104 165,315.68 175,765.02 183,674.90 1,923.32
----------------------------------------- ------- -------- ------- ------- ---------- ---------- ---------- --------




-------------------------------------------- --------- -------- -------- --------- ---------- ---------- ----------- ---------
INVESTMENT DIVISION       (0.75)               2004     2003     2002      2001      2000       1999        1998       1997
-------------------------------------------- --------- -------- -------- --------- ---------- ---------- ----------- ---------
MAXIM INVESCO ADR
Value at beginning of period                  11.10     8.52     9.88     11.93      13.38      10.99      10.01       10.00
Value at end of period                        13.18     11.10    8.52      9.88      11.93      13.38      10.99       10.01
Number of accumulation units outstanding
at end of period                             261,835   318,742  323,340  304,754   275,937.25 280,188.56  292,162.25    7.11
-------------------------------------------- --------- -------- -------- --------- ---------- ---------- ----------- ---------
MAXIM LOOMIS SAYLES BOND
Value at beginning of period                  16.96     13.13    11.91    11.70      11.27      10.83      10.55      10.00
Value at end of period                        18.68     16.96    13.13    11.91      11.70      11.27      10.83      10.55
Number of accumulation units outstanding
at end of period                             125,048   219,830  206,726  181,118   188,987.82 189,311.10 178,619.57   140.06
-------------------------------------------- --------- -------- -------- --------- ---------- ---------- ----------- ---------
MAXIM LOOMIS SAYLES SMALL-CAP VALUE
Value at beginning of period                  15.14     11.36    13.39    11.80      9.61       9.72       10.02      10.00
Value at end of period                        18.36     15.14    11.36    13.39      11.80      9.61        9.72      10.02
Number of accumulation units outstanding
at end of period                              116,531   66,125   66,711   42,827   32,627.82  19,064.83  14,660.30
-------------------------------------------- --------- -------- -------- --------- ---------- ---------- ----------- ---------
MAXIM MFS(R) SMALL-CAP GROWTH
Value at beginning of period                  13.80     10.62    15.50    20.24      23.28      12.97      11.11      10.00
Value at end of period                        14.52     13.80    10.62    15.50      20.24      23.28      12.97      11.11
Number of accumulation units outstanding
at end of period                             396,176   424,713  428,582  430,489  456,661.36  396,589.37  334,433.76  754.64
-------------------------------------------- --------- -------- -------- --------- ---------- ---------- ----------- ---------
MAXIM MODERATE PROFILE I
Value at beginning of period                  13.39     11.22    12.36    12.80      13.08      11.32      10.24      10.00
Value at end of period                        14.79     13.39    11.22    12.36      12.80      13.08      11.32      10.24
Number of accumulation units outstanding
at end of period                             541,619   527,862  488,310  442,197   378,015.86 347,108.62  258,990.96
-------------------------------------------- --------- -------- -------- --------- ---------- ---------- ----------- ---------
MAXIM MODERATELY AGGRESSIVE  PROFILE I
Value at beginning of period                  13.51     10.98    12.58    13.29      14.00      11.55      10.34      10.00
Value at end of period                        15.20     13.51    10.98    12.58      13.29      14.00      11.55      10.34
Number of accumulation units outstanding
at end of period                              449,591   416,798  406,095  320,829   233,517.97 207.585.59 140,358.02
-------------------------------------------- --------- -------- -------- --------- ---------- ---------- ----------- ---------
MAXIM MODERATELY CONSERVATIVE PROFILE I
Value at beginning of period                  12.70     10.98    11.68    11.80      11.96      11.12      10.21      10.00
Value at end of period                        13.82     12.70    10.98    11.68      11.80      11.96      11.12      10.21
Number of accumulation units outstanding
at end of period                             260,842   306,567  309,067  336,687   345,938.20 383,124.12 338,437.20
-------------------------------------------- --------- -------- -------- --------- ---------- ---------- ----------- ---------
MAXIM MONEY MARKET
Value at beginning of period                  12.14     12.15    12.07    11.72      11.13       10.70      10.25         10.00
Value at end of period                        12.17     12.14    12.15    12.07      11.72       11.13      10.70         10.25
Number of accumulation units outstanding
at end of period                           1,255,609 1,466,890 1,219,314 1,450,131 1,594,293.70 2,059,542.36 1,613,050.25 11,698.04
------------------------------------------ --------- --------- --------- --------- ------------ ------------ ------------ ---------
MAXIM STOCK INDEX
Value at beginning of period                  12.95     10.16    13.12    14.96      16.37      13.78        10.95        10.00
Value at end of period                        14.24     12.95    10.16    13.12      14.96      16.37        13.78        10.95
Number of accumulation units outstanding
at end of period                          2,321,101 3,076,632 3,503,273 3,767,774 3,979,926.80 3,812,823.63 3,382,583.06 167,748.34
----------------------------------------- --------- --------- ---------- --------- ------------ ------------ ------------ ---------
MAXIM T. ROWE PRICE EQUITY/INCOME
Value at beginning of period                  15.04     12.06    13.97    13.85      12.36      12.04      11.14      10.00
Value at end of period                        17.17     15.04    12.06    13.97      13.85      12.36      12.04      11.14
Number of accumulation units outstanding
at end of period                             654,772   612,770  616,083  573,008   519,589.86 625,382.39 614,261.17  1,715.12
-------------------------------------------- --------- -------- -------- --------- ---------- ---------- ----------- ---------
MAXIM T. ROWE PRICE MID-CAP GROWTH
Value at beginning of period                  17.16     12.54    16.20    16.51      15.49      12.53      10.33      10.00
Value at end of period                        20.11     17.16    12.54    16.20      16.51      15.49      12.53      10.33
Number of accumulation units outstanding
at end of period                             143,135   109,705  101,535   91,020   86,437.80  51,474.65  36,548.42
-------------------------------------------- --------- -------- -------- --------- ---------- ---------- ----------- ---------
MAXIM TEMPLETON(R) INTERNATIONAL EQUITY
Value at beginning of period                  11.22     8.35     10.27    11.55      11.45      8.88        9.42      10.00
Value at end of period                        13.24     11.22    8.35     10.27      11.55      11.45       8.88       9.42
Number of accumulation units outstanding
at end of period                             171,310   170,190  191,097  194,421   174,161.75 180,091.70 122,570.24  2,087.94
-------------------------------------------- --------- -------- -------- --------- ---------- ---------- ----------- ---------
MAXIM U.S. GOVERNMENT SECURITIES
Value at beginning of period                  14.35     14.10    12.94    12.17      11.09      11.14       10.47      10.00
Value at end of period                        14.80     14.35    14.10    12.94      12.17      11.09       11.14      10.47
Number of accumulation units outstanding
at end of period                              226,093   337,416  357,996  327,141  303,867.58 350,532.03  341,859.87   739.30
-------------------------------------------- --------- -------- -------- --------- ---------- ----------  ----------- ---------




------------------------------------------- ------ ------ ------- -------- --------- --------- --------- --------
INVESTMENT DIVISION       (0.75)            2004    2003    2002     2001     2000      1999      1998     1997
------------------------------------------- ------ ------ ------- -------- --------- --------- --------- --------
MAXIM VALUE INDEX
Value at beginning of period                12.49   9.65   12.38    14.23     13.61     12.31     10.84     10.00
Value at end of period                      14.26   12.49   9.65    12.38     14.23     13.61     12.31     10.84
Number of accumulation units outstanding
at end of period                           76,741  95,484  99,991  99,502   97,721.78  69,752.97 41,993.96
------------------------------------------ ------- ------  ------- ------- ---------- --------- --------- -------
MFS STRATEGIC GROWTH
Value at beginning of period                10.05  7.96   10.00
Value at end of period                      10.63  10.05   7.96
Number of accumulation units outstanding
at end of period                            6,784  7,976  1,105
------------------------------------------- ------ ------ ------- ------- ---------- --------- --------- --------
OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period                10.12  7.88   10.00
Value at end of period                      10.70  10.12   7.88
Number of accumulation units outstanding
at end of period                            27,284 5,738   2,436
------------------------------------------- ------ ------ ------- ------- ---------- --------- --------- --------
OPPENHEIMER GLOBAL
Value at beginning of period                10.00
Value at end of period                      12.05
Number of accumulation units outstanding
at end of period                            14,657
------------------------------------------- ------ ------ ------- ------- ---------- --------- --------- --------
PIMCO TOTAL RETURN
Value at beginning of period                11.16  10.68  10.00
Value at end of period                      11.62  11.16  10.68
Number of accumulation units outstanding
at end of period                            55,454 29,997 13,490
------------------------------------------- ------ ------ ------- -------- --------- --------- --------- --------
PIONEER EQUITY- INCOME VCT
Value at beginning of period                10.28  8.47   10.16    11.03     9.74     10.00
Value at end of period                      11.84  10.28   8.47    10.16    11.03      9.74
Number of accumulation units outstanding
at end of period                            13,768 10,108  9,593   6,589    1,869.22  1,471.60
------------------------------------------- ------ ------  ------- ------- --------- --------- --------- --------
RS DIVERSIFIED GROWTH
Value at beginning of period                10.00
Value at end of period                      11.47
Number of accumulation units outstanding
at end of period                            9,173
------------------------------------------- ------ ------ ------- -------- --------- --------- --------- --------
RS EMERGING GROWTH
Value at beginning of period                4.71   3.24    5.45     7.55     10.00
Value at end of period                      5.39   4.71    3.24     5.45      7.55
Number of accumulation units outstanding
at end of period                            36,199 34,730  20,154   24,378   9,391.15
------------------------------------------- ------ ------  -------  -------- --------- --------- --------- -------
MAXIM BOND
Value at beginning of period               ------- ------  12.34    11.61    10.88     10.99      10.38       10.00
Value at end of period                     ------- ------  13.36    12.34    11.61     10.88      10.99       10.38
Number of accumulation units outstanding
at end of period                           ------- ------  256,484 265,519  254,757.07 288,557.62 302,285.65  19,087.44
------------------------------------------ ------ -------  ------- -------- ---------- --------- -----------  ---------
MAXIM FOUNDERS GROWTH & INCOME
Value at beginning of period                -----  -----   9.13     11.16    13.98     12.25       10.47      10.00
Value at end of period                      -----  -----   6.76     9.13     11.16     13.98       12.25      10.47
Number of accumulation units outstanding
at end of period                            -----  -----  46,420   42,654   39,662.02  38,384.92   26,637.10
------------------------------------------- ------ ------ -------  -------- ---------  ---------   ---------  --------
MAXIM INVESCO BALANCED
Value at beginning of period                ------ ------  12.31    14.09    14.48      12.50      10.63      10.00
Value at end of period                      ------ ------  10.14    12.31    14.09      14.48      12.50      10.63
Number of accumulation units outstanding
at end of period                            ------ ------  865,323  892,212  882,523.75 684,805.52 530,510.93 1,275.72
------------------------------------------- ------ ------  -------  -------- ---------- ---------- ---------- --------






------------------------------------------ ------ ----- ------ ------ -------
INVESTMENT DIVISION       (0.65)           2004   2003  2002   2001    2000
------------------------------------------ ------ ----- ------ ------ -------
FIDELITY VIP CONTRAFUND II
Value at beginning of period               9.57   7.50  8.33   9.57   10.00
Value at end of period                     10.98  9.57  7.50   8.33    9.57
Number of accumulation units outstanding    134   134    134    134   133.86
at end of period
------------------------------------------ ------ ----- ------ ------ -------
FIDELITY VIP GROWTH
Value at beginning of period               6.67   5.06  7.28   8.90   10.00
Value at end of period                     6.86   6.67  5.06   7.28    8.90
Number of accumulation units outstanding   2,915  2,915 3,307  3,321  4,540.67
at end of period
------------------------------------------ ------ ----- ------ ------ -------
MAXIM AGGRESSIVE PROFILE  I
Value at beginning of period               9.75   7.51  9.18   9.80   10.00
Value at end of period                     11.32  9.75  7.51   9.18    9.80
Number of accumulation units outstanding    176   176    176    176   346.13
at end of period
------------------------------------------ ------ ----- ------ ------ -------
MAXIM ARIEL MID-CAP VALUE
Value at beginning of period               16.08  12.49 14.09  12.00  10.00
Value at end of period                     17.94  16.08 12.49  14.09  12.00
Number of accumulation units outstanding    538   538    545    545   902.72
at end of period
------------------------------------------ ------ ----- ------ ------ -------
MAXIM ARIEL SMALL-CAP VALUE
Value at beginning of period               17.24  13.43 14.42  12.55  10.00
Value at end of period                     20.93  17.24 13.43  14.42  12.55
Number of accumulation units outstanding   1,413  1,413 1,413  1,413  1,441.16
at end of period
------------------------------------------ ------ ----- ------ ------ -------
MAXIM INDEX 600
Value at beginning of period               12.97  9.45  11.22  10.67  10.00
Value at end of period                     15.69  12.97 9.45   11.22  10.67
Number of accumulation units outstanding    617   617    841    841   1,054.41
at end of period
------------------------------------------ ------ ----- ------ ------ -------
MAXIM INVESCO ADR
Value at beginning of period               9.05   6.94  8.04   9.69   10.00
Value at end of period                     10.75  9.05  6.94   8.04    9.69
Number of accumulation units outstanding   1,212  1,212 1,331  1,340  1,844.47
at end of period
------------------------------------------ ------ ----- ------ ------ -------
MAXIM LOOMIS SAYLES BOND
Value at beginning of period               15.08  11.67 10.57  10.37  10.00
Value at end of period                     16.63  15.08 11.67  10.57  10.37
Number of accumulation units outstanding    212   212    212    228   228.23
at end of period
------------------------------------------ ------ ----- ------ ------ -------
MAXIM LOOMIS SAYLES SMALL-CAP VALUE
Value at beginning of period               14.58  10.93 12.87  11.33  10.00
Value at end of period                     17.70  14.58 10.93  12.87  11.33
Number of accumulation units outstanding    101   101    128    128   128.36
at end of period
------------------------------------------ ------ ----- ------ ------ -------
MAXIM MFS(R) SMALL-CAP GROWTH
Value at beginning of period               6.49   4.99  7.27   9.49   10.00
Value at end of period                     6.83   6.49  4.99   7.27    9.49
Number of accumulation units outstanding   3,820  3,820 3,820  3,856  4,206.33
at end of period
------------------------------------------ ------ ----- ------ ------ -------
MAXIM MODERATELY AGGRESSIVE  PROFILE I
Value at beginning of period               10.06  8.17  9.34   9.86   10.00
Value at end of period                     11.33  10.06 8.17   9.34    9.86
Number of accumulation units outstanding    61     60    61     61    1,668,21
at end of period
------------------------------------------ ------ ----- ------ ------ -------
MAXIM MONEY MARKET
Value at beginning of period               10.75  10.75 10.65  10.35  10.00
Value at end of period                     10.79  10.75 10.75  10.65  10.35
Number of accumulation units outstanding   2,702  2,702  417    85    85.30
at end of period
------------------------------------------ ------ ----- ------ ------ -------
MAXIM STOCK INDEX
Value at beginning of period               7.98   6.26  8.07   9.19   10.00
Value at end of period                     8.78   7.98  6.26   8.07    9.19
Number of accumulation units outstanding   4,251  4,128 4,001  4,393  8,977.40
at end of period
------------------------------------------ ------ ----- ------ ------ -------





------------------------------------------- ------ ----- ------ ----- --------
INVESTMENT DIVISION       (0.65)            2004   2003  2002   2001   2000
------------------------------------------- ------ ----- ------ ----- --------
MAXIM T. ROWE PRICE EQUITY/INCOME
Value at beginning of period                11.89  9.53  11.03  10.92  10.00
Value at end of period                      13.59  11.89 9.53   11.03  10.92
Number of accumulation units outstanding    1,516  1,516 1,534  1,550 1,644.45
at end of period
------------------------------------------- ------ ----- ------ ----- --------
MAXIM T. ROWE PRICE MID-CAP GROWTH
Value at beginning of period                10.68  7.80  10.07  10.25  10.00
Value at end of period                      12.53  10.68 7.80   10.07  10.25
Number of accumulation units outstanding     515   515    615   615   615.21
at end of period
------------------------------------------- ------ ----- ------ ----- --------
MAXIM TEMPLETON(R) INTERNATIONAL EQUITY
Value at beginning of period                9.87   7.34  9.01   10.13  10.00
Value at end of period                      11.66  9.87  7.34   9.01   10.13
Number of accumulation units outstanding    1,653  1,613 1,571  1,525 1,957.79
at end of period
------------------------------------------- ------ ----- ------ ----- --------
MAXIM U.S. GOVERNMENT SECURITIES
Value at beginning of period                13.00  12.75 11.69  10.99  10.00
Value at end of period                      13.42  13.00 12.75  11.69  10.99
Number of accumulation units outstanding     357   357    357   357   357.38
at end of period
------------------------------------------- ------ ----- ------ ----- --------
MAXIM VALUE INDEX
Value at beginning of period                9.10   7.02  8.99   10.33  10.00
Value at end of period                      10.41  9.10  7.02   8.99   10.33
Number of accumulation units outstanding     86     86    114   114   113.85
at end of period
------------------------------------------- ------ ----- ------ ----- --------
MAXIM BOND
Value at beginning of period               ------ ------ 11.30  10.62  10.00
Value at end of period                     ------ ------ 12.24  11.30  10.62
Number of accumulation units outstanding   ------ ------ 1,094  1,094 1,093.61
at end of period
------------------------------------------- ------ ----- ------ ----- --------
MAXIM GROWTH INDEX
Value at beginning of period               ------ ------ 6.90   7.98   10.00
Value at end of period                     ------ ------ 5.20   6.90   7.98
Number of accumulation units outstanding   ------ ------  33     33    32.68
at end of period
------------------------------------------- ------ ----- ------ ----- --------
MAXIM INVESCO BALANCED
Value at beginning of period               ------ ------ 8.60   9.84   10.00
Value at end of period                     ------ ------ 7.09   8.60   9.84
Number of accumulation units outstanding   ------ ------ 1,345  1,382 5,028.82
at end of period
------------------------------------------- ------ ----- ------ ----- --------






------------------------------------------ -------- ------- ------- ------- --------- --------- ---------- ---------
INVESTMENT DIVISION       (0.55)            2004     2003    2002    2001     2000      1999      1998       1997
------------------------------------------ -------- ------- ------- ------- --------- --------- ---------- ---------
AIM BLUE CHIP
Value at beginning of period                6.00    4.81     6.58    8.58    10.00
Value at end of period                      6.22    6.00     4.81    6.58     8.58
Number of accumulation units outstanding   22,215  23,856   23,175  24,965  5,048.31
at end of period
------------------------------------------ ------- -------- ------- ------- --------- --------- --------- ---------
AIM SMALL-CAP GROWTH
Value at beginning of period               10.31    7.45    10.00
Value at end of period                     10.95    10.31    7.45
Number of accumulation units outstanding   17,006   8,443   2,247
at end of period
------------------------------------------ -------- ------- ------- ------- --------- --------- --------- ---------
ALGER AMERICAN BALANCED
Value at beginning of period                11.09    9.37   10.74   11.01    11.39     10.00
Value at end of period                      11.53   11.09    9.37   10.74    11.01     11.39
Number of accumulation units outstanding    7,220   7,197   6,592   10,322  5,064.04  3,334.40
at end of period
------------------------------------------ -------- ------- ------- ------- --------- --------- --------- ---------
ALGER AMERICAN MIDCAP GROWTH
Value at beginning of period                12.70    8.64   12.33   13.26    12.21     10.00
Value at end of period                      14.27   12.70    8.64   12.33    13.26     12.21
Number of accumulation units outstanding   64,022   49,987  30,204  50,488  50,676.45 2,819.93
at end of period
------------------------------------------ ------- -------- ------- ------- --------- --------- --------- ---------
AMERICAN CENTURY EQUITY-INCOME
Value at beginning of period               15.34    12.42   13.14   11.87    10.00
Value at end of period                     17.17    15.34   12.42   13.14    11.87
Number of accumulation units outstanding   30,600  31,769   13,045  14,329    7.61
at end of period
------------------------------------------ ------- -------- ------- ------- --------- --------- --------- ---------
ARTISAN INTERNATIONAL
Value at beginning of period                7.38    5.74     7.12    8.51    10.00
Value at end of period                      8.64    7.38     5.74    7.12     8.51
Number of accumulation units outstanding   38,978  21,105   7,588   5,267   1,005.81
at end of period
------------------------------------------ ------- -------- ------- ------- --------- --------- --------- ---------
FEDERATED CAPITAL APPRECIATION
Value at beginning of period               10.04    8.16    10.00
Value at end of period                     10.71    10.04    8.16
Number of accumulation units outstanding   21,110  15,242   3,191
at end of period
------------------------------------------ -------- ------- ------- ------- --------- --------- ---------- ---------
FIDELITY VIP CONTRAFUND II
Value at beginning of period                13.50   10.56   11.72   13.43    14.46     11.70      10.00
Value at end of period                      15.50   13.50   10.56   11.72    13.43     14.46      11.70
Number of accumulation units outstanding   77,486   43,416  37,904  35,737  18,743.50 24,132.61
at end of period
------------------------------------------ -------- ------- ------- ------- --------- --------- ---------- ---------
FIDELITY VIP GROWTH
Value at beginning of period                15.50   11.73   16.88   20.62    23.29     17.04      12.28     10.00
Value at end of period                      15.94   15.50   11.73   16.88    20.62     23.29      17.04     12.28
Number of accumulation units outstanding   476,985  225,299 274,724 312,757 272,931.05 279,463.28 157,481.96 157,223.90
at end of period
------------------------------------------ -------- ------- ------- ------- --------- --------- ---------- ---------
INVESCO DYNAMICS
Value at beginning of period                5.18    3.77     5.66    8.49    10.00
Value at end of period                      5.77    5.18     3.77    5.66     8.49
Number of accumulation units outstanding   16,573  20,701   21,751  17,556  17,153.05
at end of period
------------------------------------------ ------- -------- ------- ------- --------- --------- --------- ---------
JANUS TWENTY
Value at beginning of period                4.66    3.74     4.95    7.03    10.00
Value at end of period                      5.74    4.66     3.74    4.95     7.03
Number of accumulation units outstanding   41,994  39,894   31,903  50,805  40,607.78
at end of period
------------------------------------------ ------- -------- ------- ------- --------- --------- --------- ---------
JANUS WORLDWIDE
Value at beginning of period                5.57    4.51     6.13    7.99    10.00
Value at end of period                      5.85    5.57     4.51    6.13     7.99
Number of accumulation units outstanding   39,180  43,909   39,683  45,126  33,577.02
at end of period
------------------------------------------ ------- -------- ------- ------- --------- --------- --------- ---------
JENSEN
Value at beginning of period               10.00
Value at end of period                     10.67
Number of accumulation units outstanding   2,082
at of period
------------------------------------------ ------- -------- ------- ------- --------- --------- --------- ---------





------------------------------------------ -------- ------- ------- ------- --------- --------- --------- ---------
INVESTMENT DIVISION       (0.55)            2004     2003    2002    2001     2000      1999      1998      1997
------------------------------------------ -------- ------- ------- ------- --------- --------- --------- ---------
LM INSTITUTIONAL ADVISORS VALUE
Value at beginning of period               12.15    8.45    10.00
Value at end of period                     13.62    12.15    8.45
Number of accumulation units outstanding   34,992  27,278   7,293
at end of period
------------------------------------------ -------- ------- ------- ------- --------- --------- --------- ---------
MAXIM AGGRESSIVE PROFILE  I
Value at beginning of period                13.20   10.16   12.41   13.23    14.28     11.79     10.31     10.00
Value at end of period                      15.34   13.20   10.16   12.41    13.23     14.28     11.79     10.31
Number of accumulation units outstanding   167,632  106,837 47,183  29,171  24,789.73 25,571.23 3,713.98   594.16
at end of period
------------------------------------------ -------- ------- ------- ------- --------- --------- --------- ---------
MAXIM ARIEL MID-CAP VALUE
Value at beginning of period                23.64   18.34   20.67   17.59    14.90     14.94     11.23     10.00
Value at end of period                      26.40   23.64   18.34   20.67    17.59     14.90     14.94     11.23
Number of accumulation units outstanding   122,511  116,779 100,994 82,325  53,330.80 58,898.13 39,615.48 34,374.34
at end of period
------------------------------------------ -------- ------- ------- ------- --------- --------- --------- ---------
MAXIM ARIEL SMALL-CAP VALUE
Value at beginning of period                22.27   17.32   18.59   16.16    12.83     13.69     12.72     10.00
Value at end of period                      27.06   22.27   17.32   18.59    16.16     12.83     13.69     12.72
Number of accumulation units outstanding   61,107   27,065  27,796  25,012  12,922.77 7,616.79  4,136.54  5,933.43
at end of period
------------------------------------------ -------- ------- ------- ------- --------- --------- --------- ---------
MAXIM BOND INDEX
Value at beginning of period                13.25   12.92   11.84   11.08    10.01     10.00
Value at end of period                      13.60   13.25   12.92   11.84    11.08     10.01
Number of accumulation units outstanding   55,535   16,903  8,651   1,633    38.77      0.50
at end of period
------------------------------------------ -------- ------- ------- ------- --------- --------- --------- ---------
MAXIM CONSERVATIVE PROFILE I
Value at beginning of period                13.68   12.35   12.51   12.23    11.61     11.14     10.34     10.00
Value at end of period                      14.55   13.68   12.35   12.51    12.23     11.61     11.14     10.34
Number of accumulation units outstanding   28,104   12,529  5,105   5,762   3,983.71  1,880.81   104.91
at end of period
------------------------------------------ -------- ------- ------- ------- --------- --------- --------- ---------
MAXIM GROWTH INDEX
Value at beginning of period                11.28    9.08   12.03   13.92    18.03     14.29     10.46     10.00
Value at end of period                      11.88   11.28    9.08   12.03    13.92     18.03     14.29     10.46
Number of accumulation units outstanding   64,365   42,367  38,859  43,261  35,984.89 43,961.50 6,496.27  1,592.27
at end of period
------------------------------------------ -------- ------- ------- ------- --------- --------- --------- ---------
MAXIM INDEX 600
Value at beginning of period                17.50   12.74   15.11   14.36    13.10     11.78     12.03     10.00
Value at end of period                      21.20   17.50   12.74   15.11    14.36     13.10     11.78     12.03
Number of accumulation units outstanding   39,764   32,357   436    35,797  23,270.47 22,323.57 22,273.21 20,427.36
at end of period
------------------------------------------ -------- ------- ------- ------- --------- --------- --------- ---------
MAXIM INVESCO ADR
Value at beginning of period                12.52    9.58   11.10   13.37    14.96     12.26     11.15     10.00
Value at end of period                      14.89   12.52    9.58   11.10    13.37     14.96     12.26     11.15
Number of accumulation units outstanding   146,974  51,005  52,686  30,391  25,346.90 29,709.85 29,294.88 34,886.43
at end of period
------------------------------------------ -------- ------- ------- ------- --------- --------- --------- ---------
MAXIM LOOMIS SAYLES BOND
Value at beginning of period                18.24   14.10   12.76   12.51    12.03     11/53     11.21     10.00
Value at end of period                      20.13   18.24   14.10   12.76    12.51     12.03     11.53     11.21
Number of accumulation units outstanding   138,801  49,586  26,821  20,820  12,457.72 11,524.60 10,107.63 10,505.76
at end of period
------------------------------------------ -------- ------- ------- ------- --------- --------- --------- ---------
MAXIM LOOMIS SAYLES SMALL-CAP VALUE
Value at beginning of period                15.33   11.48   13.50   11.88     9.65      9.74     10.03     10.00
Value at end of period                      18.63   15.33   11.48   13.50    11.88      9.65      9.74     10.03
Number of accumulation units outstanding   35,461   21,845  12,585  16,358  16,730.71 8,763.18  5,260.61  1,448.50
at end of period
------------------------------------------ -------- ------- ------- ------- --------- --------- --------- ---------
MAXIM MFS(R) SMALL-CAP GROWTH
Value at beginning of period                14.84   11.39   16.59   21.63    24.83     13.81      11.80     10.00
Value at end of period                      15.64   14.84   11.39   16.59    21.63     24.83      13.81     11.80
Number of accumulation units outstanding   113,570  109,434 127,029 150,777 128,855.07 117,175.80 85,293.71 110,005.54
at end of period
------------------------------------------ -------- ------- ------- ------- --------- --------- --------- ---------
MAXIM MODERATE PROFILE I
Value at beginning of period                13.56   11.34   12.47   12.89    13.14     11.35     10.24     10.00
Value at end of period                      15.01   13.56   11.34   12.47    12.89     13.14     11.35     10.24
Number of accumulation units outstanding   308,407  94,122  23,568  11,706  8,601.84  6,109.16  2,619.56  2,249.51
at end of period
------------------------------------------ -------- ------- ------- ------- --------- --------- --------- ---------





-------------------------------------------- ------- -------- ------- ------- --------- --------- --------- ----------
INVESTMENT DIVISION       (0.55)              2004    2003     2002    2001     2000      1999      1998      1997
-------------------------------------------- ------- -------- ------- ------- --------- --------- --------- ----------
MAXIM MODERATELY AGGRESSIVE  PROFILE I
Value at beginning of period                 13.68    11.10   12.69   13.37    14.06     11.58     10.35      10.00
Value at end of period                       15.43    13.68   11.10   12.69    13.37     14.06     11.58      10.35
Number of accumulation units outstanding     261,690 112,259  36,264  11,199  9,336.00  9,781.57  4,302.17  2,109.96
at end of period
-------------------------------------------- ------- -------- ------- ------- --------- --------- --------- ----------
MAXIM MODERATELY CONSERVATIVE PROFILE I
Value at beginning of period                 12.84    11.08   11.77   11.88    12.01     11.15     10.21      10.00
Value at end of period                       14.00    12.84   11.08   11.77    11.88     12.01     11.15      10.21
Number of accumulation units outstanding     88,077  32,336   17,425  6,188   5,105.21  2,199.42
at end of period
-------------------------------------------- ------- -------- ------- ------- --------- --------- --------- ----------
MAXIM MONEY MARKET
Value at beginning of period                 12.55    12.53   12.42   12.04    11.41     10.95      10.47      10.00
Value at end of period                       12.60    12.55   12.53   12.42    12.04     11.41      10.95      10.47
Number of accumulation units outstanding     640,300 677,625  536,548 634,168 620,762.79 708,987.52 719,236.73 875,612.10
at end of period
-------------------------------------------- ------- -------- ------- ------- --------- --------- --------- ------------
MAXIM STOCK INDEX
Value at beginning of period                 15.74    12.33   15.88   18.08    19.74     16.58      13.15      10.00
Value at end of period                       17.34    15.74   12.33   15.88    18.08     19.74      16.58      13.15
Number of accumulation units outstanding     941,921 703,987  785,241 848,996 656,870.48 610,676.95 106,369.29 94,900.40
at end of period
-------------------------------------------- ------- -------- ------- ------- --------- --------- --------- ------------
MAXIM T. ROWE PRICE EQUITY/INCOME
Value at beginning of period                 17.50    14.01   16.20   16.02    14.27     13.88      12.81      10.00
Value at end of period                       20.02    17.50   14.01   16.20    16.02     14.27      13.88      12.81
Number of accumulation units outstanding     143,402 127,505  144,671 129,359 103,224.91 132,978.09 119,756.04 136.599.23
at end of period
-------------------------------------------- ------- -------- ------- ------- --------- --------- --------- ------------
MAXIM T. ROWE PRICE MID-CAP GROWTH
Value at beginning of period                 17.37    12.68   16.34   16.62    15.56     12.56     10.33      10.00
Value at end of period                       20.41    17.37   12.68   16.34    16.62     15.56     12.56      10.33
Number of accumulation units outstanding     44,668  27,150   26,316  28,999  23,285.28 13,098.81 3,908.23  1,741.25
at end of period
-------------------------------------------- ------- -------- ------- ------- --------- --------- --------- ----------
MAXIM TEMPLETON(R) INTERNATIONAL EQUITY
Value at beginning of period                 12.23    9.09    11.14   12.51    12.38      9.58     10.14      10.00
Value at end of period                       14.46    12.23    9.09   11.14    12.51     12.38      9.58      10.14
Number of accumulation units outstanding     136,107 101,034  70,258  78,124  61,199.98 57,822.77 32,162.34 39,222.20
at end of period
-------------------------------------------- ------- -------- ------- ------- --------- --------- --------- ----------
MAXIM U.S. GOVERNMENT SECURITIES
Value at beginning of period                 14.74    14.45   13.23   12.42    11.30     11.33     10.62      10.00
Value at end of period                       15.23    14.74   14.45   13.23    12.42     11.30     11.33      10.62
Number of accumulation units outstanding     112,238 54,909   50,914  51,447  20,389.60 19,724.89 13,389.95 3,531.32
at end of period
-------------------------------------------- ------- -------- ------- ------- --------- --------- --------- ----------
MAXIM VALUE INDEX
Value at beginning of period                 12.65    9.75    12.49   14.33    13.67     12.34      10.84      10.00
Value at end of period                       14.48    12.65    9.75   12.49    14.33     13.67      12.34      10.84
Number of accumulation units outstanding     39,926  24,780   19,398  16,151  13,276.71  13,235.05  8,915.02
at end of period
-------------------------------------------- ------- -------- ------- ------- --------- --------- --------- ----------
MFS STRATEGIC GROWTH
Value at beginning of period                 10.09    7.97    10.00
Value at end of period                       10.69   10.09    7.97
Number of accumulation units outstanding     3,177    747     2,902
at end of period
-------------------------------------------- ------- ------- -------- ------- --------- --------- --------- ----------
OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period                 10.16    7.89    10.00
Value at end of period                       10.75   10.16    7.89
Number of accumulation units outstanding     10,804  2,241     776
at end of period
-------------------------------------------- ------- ------- -------- ------- --------- --------- --------- ----------
OPPENHEIMER GLOBAL
Value at beginning of period                 10.00
Value at end of period                       12.06
Number of accumulation units outstanding     9,000
at end of period
-------------------------------------------- ------- ------- -------- ------- --------- --------- --------- ----------
PIMCO TOTAL RETURN
Value at beginning of period                 11.20   10.69    10.00
Value at end of period                       11.68   11.20    10.69
Number of accumulation units outstanding     48,758  16,184  12,051
at end of period
-------------------------------------------- ------- ------- -------- ------- --------- --------- --------- ----------




------------------------------------------ ------- ------ ------- ------- ---------- -------- -------- ---------
INVESTMENT DIVISION       (0.55)            2004   2003    2002    2001     2000      1999     1998      1997
------------------------------------------ ------- ------ ------- ------- ---------- -------- -------- ---------
PIONEER EQUITY- INCOME VCT
Value at beginning of period               10.40   8.55   10.25   11.10     9.74      10.00
Value at end of period                     12.00   10.40   8.55   10.25     11.10     9.74
Number of accumulation units outstanding   4,198   2,170   311    7,012   5,138.56   270.05
at end of period
------------------------------------------ ------- ------ ------- ------- ---------- -------- -------- --------
RS DIVERSIFIED GROWTH
Value at beginning of period               10.00
Value at end of period                     11.48
Number of accumulation units outstanding   4,750
at end of period
------------------------------------------ ------- ------ ------- ------- ---------- -------- -------- --------
RS EMERGING GROWTH
Value at beginning of period                4.75   3.25    5.47    7.56     10.00
Value at end of period                      5.44   4.75    3.25    5.47     7.56
Number of accumulation units outstanding   49,631 37,111  38,037  23,734  2,705.56
at end of period
------------------------------------------ ------- ------ ------- ------- ---------- -------- -------- ---------
MAXIM BOND
Value at beginning of period              ------- ------- 12.57   11.80     11.03     11.12    10.48    10.00
Value at end of period                    ------- ------- 13.63   12.57     11.80     11.03    11.12    10.48
Number of accumulation units outstanding  ------- ------- 119,702 128,160 89,447.06  88,672.41 7,489.11 3,958.65
at end of period
------------------------------------------ ------- ------ ------- ------- ---------- -------- -------- ---------
MAXIM FOUNDERS GROWTH & INCOME
Value at beginning of period               ------  ------  9.21   11.23     14.05     12.28    10.48    10.00
Value at end of period                     ------  ------  6.83    9.21     11.23     14.05    12.28    10.48
Number of accumulation units outstanding   ------  ------ 14,457  16,899  21,679.15  21,762.04 5,053.76 1,908.53
at end of period
------------------------------------------ ------- ------ ------- ------- ---------- -------- -------- ---------
MAXIM INVESCO BALANCED
Value at beginning of period               ------  ------ 14.62   16.70     17.13     14.76     12.53    10.00
Value at end of period                     ------  ------ 12.06   14.62     16.70     17.13     14.76    12.53
Number of accumulation units outstanding   ------  ------ 136,668 127,232 122,653.19 90,591.72 13,049.81 14,831.94
at end of period
------------------------------------------ ------- ------ ------- ------- ---------- -------- -------- ----------





------------------------------------------ -------- ------
INVESTMENT DIVISION       (0.25)            2004    2003
------------------------------------------ -------- ------
AIM BLUE CHIP
Value at beginning of period               10.98   10.00
Value at end of period                     11.42   10.98
Number of accumulation units outstanding    514     182
at end of period
------------------------------------------ ------- -------
AIM SMALL-CAP GROWTH
Value at beginning of period               11.99   10.00
Value at end of period                     12.78   11.99
Number of accumulation units outstanding    520     187
at end of period
------------------------------------------ ------- -------
ALGER AMERICAN BALANCED
Value at beginning of period                10.58   10.00
Value at end of period                      11.06   10.58
Number of accumulation units outstanding     60      60
at end of period
------------------------------------------ -------- ------
ALGER AMERICAN MIDCAP GROWTH
Value at beginning of period                11.93   10.00
Value at end of period                      13.45   11.93
Number of accumulation units outstanding    3,080   1,647
at end of period
------------------------------------------ ------- -------
AMERICAN CENTURY EQUITY-INCOME
Value at beginning of period                11.13   10.00
Value at end of period                      12.50   11.13
Number of accumulation units outstanding    3,324    384
at end of period
------------------------------------------ ------- -------
ARTISAN INTERNATIONAL
Value at beginning of period               11.82   10.00
Value at end of period                     13.89   11.82
Number of accumulation units outstanding   1,377    100
at end of period
------------------------------------------ ------- -------
FEDERATED CAPITAL APPRECIATION
Value at beginning of period               11.09   10.00
Value at end of period                     11.86   11.09
Number of accumulation units outstanding    706     226
at end of period
------------------------------------------ ------- -------
FIDELITY VIP CONTRAFUND II
Value at beginning of period                11.62   10.00
Value at end of period                      13.39   11.62
Number of accumulation units outstanding    9,683   8,944
at end of period
------------------------------------------ -------- ------
FIDELITY VIP GROWTH
Value at beginning of period                11.40   10.00
Value at end of period                      11.76   11.40
Number of accumulation units outstanding   124,488  56,079
at end of period
------------------------------------------ -------- ------
JANUS TWENTY
Value at beginning of period               11.02   10.00
Value at end of period                     13.62   11.02
Number of accumulation units outstanding    148     187
at end of period
------------------------------------------ ------- -------
JENSEN
Value at beginning of period               10.00
Value at end of period                     10.82
Number of accumulation units outstanding    737
at end of period
------------------------------------------ ------- -------
LM INSTITUTIONAL ADVISORS VALUE
Value at beginning of period               11.64   10.00
Value at end of period                     13.09   11.64
Number of accumulation units outstanding   1,935    904
at end of period
------------------------------------------ ------- -------





------------------------------------------ ------- -------
INVESTMENT DIVISION       (0.25)            2004    2003
------------------------------------------ ------- -------
MAXIM AGGRESSIVE PROFILE  I
Value at beginning of period               11.62   10.00
Value at end of period                     13.55   11.62
Number of accumulation units outstanding   67,348  5,239
at end of period
------------------------------------------ ------- -------
MAXIM ARIEL MID-CAP VALUE
Value at beginning of period               11.43   10.00
Value at end of period                     12.80   11.43
Number of accumulation units outstanding   90,440  20,764
at end of period
------------------------------------------ ------- ------
MAXIM ARIEL SMALL-CAP VALUE
Value at beginning of period               11.73   10.00
Value at end of period                     14.30   11.73
Number of accumulation units outstanding   9,637   3,116
at end of period
------------------------------------------ ------- ------
MAXIM BOND INDEX
Value at beginning of period                9.89   10.00
Value at end of period                     10.19    9.89
Number of accumulation units outstanding   1,947    976
at end of period
------------------------------------------ ------- ------
MAXIM CONSERVATIVE PROFILE I
Value at beginning of period               10.40   10.00
Value at end of period                     11.09   10.40
Number of accumulation units outstanding   12,374  2,457
at end of period
------------------------------------------ ------- ------
MAXIM GROWTH INDEX
Value at beginning of period               11.09   10.00
Value at end of period                     11.73   11.09
Number of accumulation units outstanding   1,776     44
at end of period
------------------------------------------ ------- -------
MAXIM INDEX 600
Value at beginning of period               12.18   10.00
Value at end of period                     14.79   12.18
Number of accumulation units outstanding   14,108  11,096
at end of period
------------------------------------------ ------- -------
MAXIM INVESCO ADR
Value at beginning of period               11.89   10.00
Value at end of period                     14.19   11.89
Number of accumulation units outstanding   8,357   6,921
at end of period
------------------------------------------ ------- -------
MAXIM LOOMIS SAYLES BOND
Value at beginning of period               10.87   10.00
Value at end of period                     12.03   10.87
Number of accumulation units outstanding   8,116   4,835
at end of period
------------------------------------------ ------- -------
MAXIM LOOMIS SAYLES SMALL-CAP VALUE
Value at beginning of period               11.95   10.00
Value at end of period                     14.56   11.95
Number of accumulation units outstanding   3,246   ------
at end of period
------------------------------------------ ------- -------
MAXIM MFS(R) SMALL-CAP GROWTH
Value at beginning of period               11.51   10.00
Value at end of period                     12.17   11.51
Number of accumulation units outstanding   66,116  29,068
at end of period
------------------------------------------ ------- -------
MAXIM MODERATE PROFILE I
Value at beginning of period               10.96   10.00
Value at end of period                     12.17   10.96
Number of accumulation units outstanding   133,066 9,523
at end of period
------------------------------------------ ------- -------





-------------------------------------------- ------- --------
INVESTMENT DIVISION       (0.25)              2004    2003
-------------------------------------------- ------- --------
MAXIM MODERATELY AGGRESSIVE  PROFILE I
Value at beginning of period                 11.22    10.00
Value at end of period                       12.69    11.22
Number of accumulation units outstanding     116,765  3,082
at end of period
-------------------------------------------- ------- --------
MAXIM MODERATELY CONSERVATIVE PROFILE I
Value at beginning of period                 10.73    10.00
Value at end of period                       11.74    10.73
Number of accumulation units outstanding     32,315   2,458
at end of period
-------------------------------------------- ------- --------
MAXIM MONEY MARKET
Value at beginning of period                 10.02    10.00
Value at end of period                       10.09    10.02
Number of accumulation units outstanding     70,140  38,346
at end of period
-------------------------------------------- ------- --------
MAXIM STOCK INDEX
Value at beginning of period                 11.25    10.00
Value at end of period                       12.43    11.25
Number of accumulation units outstanding     508,881 223,569
at end of period
-------------------------------------------- ------- --------
MAXIM T. ROWE PRICE EQUITY/INCOME
Value at beginning of period                 11.14    10.00
Value at end of period                       12.78    11.14
Number of accumulation units outstanding     26,050  17,724
at end of period
-------------------------------------------- ------- --------
MAXIM T. ROWE PRICE MID-CAP GROWTH
Value at beginning of period                 11.57    10.00
Value at end of period                       13.63    11.57
Number of accumulation units outstanding     7,122    2,077
at end of period
-------------------------------------------- ------- --------
MAXIM TEMPLETON(R) INTERNATIONAL EQUITY
Value at beginning of period                 12.22    10.00
Value at end of period                       14.49    12.22
Number of accumulation units outstanding     37,284   5,098
at end of period
-------------------------------------------- ------- --------
MAXIM U.S. GOVERNMENT SECURITIES
Value at beginning of period                 10.01    10.00
Value at end of period                       10.37    10.01
Number of accumulation units outstanding     12,225   7,818
at end of period
-------------------------------------------- ------- --------
MAXIM VALUE INDEX
Value at beginning of period                 11.29    10.00
Value at end of period                       12.96    11.29
Number of accumulation units outstanding     1,107     61
at end of period
-------------------------------------------- ------- --------
MFS STRATEGIC GROWTH
Value at beginning of period                 10.97    10.00
Value at end of period                       11.66    10.97
Number of accumulation units outstanding      154    ------
at end of period
-------------------------------------------- ------- --------
OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period                 11.31    10.00
Value at end of period                       12.01    11.31
Number of accumulation units outstanding      912     -----
at end of period
-------------------------------------------- ------- --------
OPPENHEIMER GLOBAL
Value at beginning of period                 10.00
Value at end of period                       12.07
Number of accumulation units outstanding     5,203
at end of period
-------------------------------------------- ------- --------





------------------------------------------ ------ -----
INVESTMENT DIVISION       (0.25)           2004   2003
------------------------------------------ ------ -----
PIMCO TOTAL RETURN
Value at beginning of period               9.94   10.00
Value at end of period                     10.40  9.94
Number of accumulation units outstanding   3,577  2,796
at end of period
------------------------------------------ ------ -----
PIONEER EQUITY- INCOME VCT
Value at beginning of period               11.10  10.00
Value at end of period                     12.85  11.10
Number of accumulation units outstanding    222   -----
at end of period
------------------------------------------ ------ -----
RS DIVERSIFIED GROWTH
Value at beginning of period               10.00
Value at end of period                     11.50
Number of accumulation units outstanding    395
at end of period
------------------------------------------ ------ -----
RS EMERGING GROWTH
Value at beginning of period               12.16  10.00
Value at end of period                     13.97  12.16
Number of accumulation units outstanding   1,075  7,126
at end of period
------------------------------------------ ------ -----





------------------------------------------ --------- -------- --------- -------- ---------- ----------- ----------
INVESTMENT DIVISION       (0.00)             2004     2003      2002     2001      2000        1999       1998
------------------------------------------ --------- -------- --------- -------- ---------- ----------- ----------
AIM BLUE CHIP
Value at beginning of period                 6.11     4.88     6.63     8.61.      10.00
Value at end of period                       6.38     6.11     4.88      6.63      8.61
Number of accumulation units outstanding    2,172     2,573    2,575    1,870      29.74
at end of period
------------------------------------------ --------- -------- -------- --------- --------- ---------- -----------
AIM SMALL-CAP GROWTH
Value at beginning of period                10.40     7.48     10.00
Value at end of period                      11.11     10.40    7.48
Number of accumulation units outstanding    2,291     1,322     263
at end of period
------------------------------------------ --------- -------- --------- -------- ---------- ---------- -----------
ALGER AMERICAN BALANCED
Value at beginning of period                11.35     9.53     10.87     11.09     11.41      10.00
Value at end of period                      11.87     11.35     9.53     10.87     11.09      11.41
Number of accumulation units outstanding     145       614      347       73        ---        ---
at end of period
------------------------------------------ --------- -------- --------- -------- ---------- ----------- ----------
ALGER AMERICAN MIDCAP GROWTH
Value at beginning of period                13.00     8.80     12.49     13.36     12.24      10.00
Value at end of period                      14.70     13.00     8.80     12.49     13.36      12.24
Number of accumulation units outstanding    2,207     2,300    1,755     5,675   6,106.52    4,468.96
at end of period
------------------------------------------ --------- -------- -------- --------- ---------- ---------- -----------
AMERICAN CENTURY EQUITY-INCOME
Value at beginning of period                15.64     12.59    13.25    11.91      10.00
Value at end of period                      17.60     15.64    12.59    13.25      11.91
Number of accumulation units outstanding    12,746    8,083    4,757     869        ---
at end of period
------------------------------------------ --------- -------- -------- --------- ---------- ---------- -----------
ARTISAN INTERNATIONAL
Value at beginning of period                 7.52     5.83     7.18      8.54      10.00
Value at end of period                       8.86     7.52     5.83      7.18      8.54
Number of accumulation units outstanding    3,068     1,553     244       15       15.37
at end of period
------------------------------------------ --------- -------- -------- --------- ---------- ---------- -----------
FEDERATED CAPITAL APPRECIATION
Value at beginning of period                10.14     8.19     10.00
Value at end of period                      10.87     10.14    8.19
Number of accumulation units outstanding    24,622   19,027   14,740
at end of period
------------------------------------------ --------- -------- --------- -------- ---------- ----------- ----------
FIDELITY VIP CONTRAFUND II
Value at beginning of period                13.88     10.81    11.92     13.59     14.55      11.71       10.00
Value at end of period                      16.03     13.88    10.81     11.92     13.59      14.55       11.71
Number of accumulation units outstanding    4,150     3,156    1,165      647     591.75     1,704.69       -
at end of period
------------------------------------------ --------- -------- --------- -------- ---------- ----------- ----------
FIDELITY VIP GROWTH
Value at beginning of period                11.39     8.58     12.27     14.90     16.74      12.18       10.00
Value at end of period                      11.78     11.39     8.58     12.27     14.90      16.74       12.18
Number of accumulation units outstanding    58,817   63,827    64,250   65,066   71,676.33  82,726.28   56,691.14
at end of period
------------------------------------------ --------- -------- --------- -------- ---------- ----------- ----------
INVESCO DYNAMICS
Value at beginning of period                 5.29     3.82     5.71      8.51      10.00
Value at end of period                       5.92     5.29     3.82      5.71      8.51
Number of accumulation units outstanding    8,766     9,191    7,398    3,160      13.77
at end of period
------------------------------------------ --------- -------- -------- --------- ---------- ---------- -----------
JANUS TWENTY
Value at beginning of period                 4.76     3.80     5.00      7.05      10.00
Value at end of period                       5.90     4.76     3.80      5.00      7.05
Number of accumulation units outstanding    68,045   48,970   46,538    5,572      74.13
at end of period
------------------------------------------ --------- -------- -------- --------- ---------- ---------- -----------
JANUS WORLDWIDE
Value at beginning of period                 5.68     4.57     6.18      8.02      10.00
Value at end of period                       6.00     5.68     4.57      6.18      8.02
Number of accumulation units outstanding    12,692   15,471    7,008    3,068      68.81
at end of period
------------------------------------------ --------- -------- -------- --------- ---------- ---------- -----------
JENSEN
Value at beginning of period                10.00
Value at end of period                      10.69
Number of accumulation units outstanding    1,491
at end of period
------------------------------------------ --------- -------- -------- --------- ---------- ---------- -----------





------------------------------------------ --------- -------- --------- -------- ---------- ----------- ----------
INVESTMENT DIVISION       (0.00)             2004     2003      2002     2001      2000        1999       1998
------------------------------------------ --------- -------- --------- -------- ---------- ----------- ----------
LM INSTITUTIONAL ADVISORS VALUE
Value at beginning of period                12.26     8.50     10.00
Value at end of period                      13.82     12.26    8.50
Number of accumulation units outstanding    3,914     3,099      9
at end of period
------------------------------------------ --------- -------- --------- -------- ---------- ----------- ----------
MAXIM AGGRESSIVE PROFILE  I
Value at beginning of period                13.23     10.13    12.30     13.05     14.01        11.50       10.00
Value at end of period                      15.47     13.23    10.13     12.30     13.05        14.01       11.50
Number of accumulation units outstanding   4,195,462 3,514,133 2,695,952 2,053,814 1,524,725.90 980,948.29  411,766.69
at end of period
------------------------------------------ --------- -------- --------- -------- ---------- ----------- ----------
MAXIM ARIEL MID-CAP VALUE
Value at beginning of period                19.61     15.14    16.96     14.35     12.09      12.06       10.00
Value at end of period                      22.02     19.61    15.14     16.96     14.35      12.09       12.06
Number of accumulation units outstanding    36,285   36,203    39,766   41,705   43,484.08  58,732.02   39,226.80
at end of period
------------------------------------------ --------- -------- --------- -------- ---------- ----------- ----------
MAXIM ARIEL SMALL-CAP VALUE
Value at beginning of period                18.18     14.06    15.01     12.97     10.24      10.87       10.00
Value at end of period                      22.21     18.18    14.06     15.01     12.97      10.24       10.87
Number of accumulation units outstanding   1,841,507 1,398,626 1,040,392 682,781  431,552.88 257,904.70  117,016.71
at end of period
------------------------------------------ --------- -------- --------- -------- ---------- ----------- ----------
MAXIM BOND INDEX
Value at beginning of period                13.56     13.16    12.00     11.16     10.03      10.00
Value at end of period                      14.01     13.56    13.16     12.00     11.16      10.03
Number of accumulation units outstanding    8,622     7,542    4,277     1,774      ---        ---
at end of period
------------------------------------------ --------- -------- --------- -------- ---------- ----------- ----------
MAXIM CONSERVATIVE PROFILE I
Value at beginning of period                13.64     12.25    12.34     11.99     11.33      10.80       10.00
Value at end of period                      14.58     13.64    12.25     12.34     11.99      11.33       10.80
Number of accumulation units outstanding   1,900,441 1,660,149 1,317,240 1,020,296 820,263.26 704,508.34  542,021.82
at end of period
------------------------------------------ --------- -------- --------- -------- ---------- ----------- ----------
MAXIM GROWTH INDEX
Value at beginning of period                 9.63     7.72     10.16     11.70     15.06      11.87       10.00
Value at end of period                      10.21     9.63      7.72     10.16     11.70      15.06       11.87
Number of accumulation units outstanding    14,953   11,488    9,218     8.135   8,360.45    7,108.09    602.66
at end of period
------------------------------------------ --------- -------- --------- -------- ---------- ----------- ----------
MAXIM INDEX 600
Value at beginning of period                14.49     10.49    12.37     11.70     10.61       9.48       10.00
Value at end of period                      17.64     14.49    10.49     12.37     11.70      10.61       9.48
Number of accumulation units outstanding    15,045   14,045    10,490   11,525   13,796.44  14,500.50   11,591.13
at end of period
------------------------------------------ --------- -------- --------- -------- ---------- ----------- ----------
MAXIM INVESCO ADR
Value at beginning of period                10.22     7.79      8.97     10.74     11.96       9.75       10.00
Value at end of period                      12.23     10.22     7.79     8.97      10.74      11.96       9.75
Number of accumulation units outstanding    17,265   14,733    13,152   11,069   12,896.48  10,506.29   5,065.09
at end of period
------------------------------------------ --------- -------- --------- -------- ---------- ----------- ----------
MAXIM LOOMIS SAYLES BOND
Value at beginning of period                16.72     12.85    11.57     11.28     10.79      10.29       10.00
Value at end of period                      18.56     16.72    12.85     11.57     11.28      10.79       10.29
Number of accumulation units outstanding   635,305   405,521  163,556   104,057  76,001.05  69,826.06   49,103.31
at end of period
------------------------------------------ --------- -------- --------- -------- ---------- ----------- ----------
MAXIM LOOMIS SAYLES SMALL-CAP VALUE
Value at beginning of period                15.49     11.53    13.49     11.80     9.53        9.58       10.00
Value at end of period                      18.92     15.49    11.53     13.49     11.80       9.53       9.58
Number of accumulation units outstanding    10,622    5,728    4,194     2,361   1,778.21    2,176.29   9,120.17
at end of period
------------------------------------------ --------- -------- --------- -------- ---------- ----------- ----------
MAXIM MFS(R) SMALL-CAP GROWTH
Value at beginning of period                12.20     9.31     13.49     17.49     19.96      11.04       10.00
Value at end of period                      12.93     12.20     9.31     13.49     17.49      19.96       11.04
Number of accumulation units outstanding    36,647   36,569    36,329   35,923   38,509.61  41,361.84   31,102.91
at end of period
------------------------------------------ --------- -------- --------- -------- ---------- ----------- ----------
MAXIM MODERATE PROFILE I
Value at beginning of period                13.67     11.37     12.43     12.78     12.96        11.13        10.00
Value at end of period                      15.22     13.67     11.37     12.43     12.78        12.96        11.13
Number of accumulation units outstanding   9,685,469  6,611,791 4,015,222 2,784,761 1,899,302.27 1,219,880.72 419,765.72
at end of period
------------------------------------------ --------- -------- --------- -------- --------------- ----------- ----------





-------------------------------------------- --------- -------- -------- --------- ---------- ----------   -----------
INVESTMENT DIVISION       (0.00)               2004     2003     2002      2001      2000       1999          1998
-------------------------------------------- --------- -------- -------- --------- ---------- ----------   -----------
MAXIM MODERATELY AGGRESSIVE  PROFILE I
Value at beginning of period                  13.66     11.02    12.53     13.13      13.73        11.25         10.00
Value at end of period                        15.49     13.66    11.02     12.53      13.13        13.73         11.25
Number of accumulation units outstanding     9,647,765 7,746,339 5,784,543 4,199,046  2,956,697.36 1,804,051.78  697,144.75
at end of period
-------------------------------------------- --------- -------- -------- --------- ---------- ---------- -----------
MAXIM MODERATELY CONSERVATIVE PROFILE I
Value at beginning of period                  12.98     11.14    11.77     11.80      11.87      10.95      10.00
Value at end of period                        14.24     12.98    11.14     11.77      11.80      11.87      10.95
Number of accumulation units outstanding     2,464,929 2,003,116 1,399,483 907,841   669,293.04 443,954.25 177,087.47
at end of period
-------------------------------------------- --------- -------- -------- --------- ---------- ---------- -----------
MAXIM MONEY MARKET
Value at beginning of period                  12.11     12.02    11.86    11.43      10.78      10.28      10.00
Value at end of period                        12.23     12.11    12.02    11.86      11.43      10.78      10.28
Number of accumulation units outstanding     100,864   109,837  28,216    25,020   28,693.39  64,181.93  80,123.80
at end of period
-------------------------------------------- --------- -------- -------- --------- ---------- ---------- -----------
MAXIM STOCK INDEX
Value at beginning of period                  10.83     8.43     10.80    12.23      13.28      11.09      10.00
Value at end of period                        11.99     10.83    8.43     10.80      12.23      13.28      11.09
Number of accumulation units outstanding     425,426   463,882  480,385  525,365   554,803.94 560,272.75 444,254.02
at end of period
-------------------------------------------- --------- -------- -------- --------- ---------- ---------- -----------
MAXIM T. ROWE PRICE EQUITY/INCOME
Value at beginning of period                  13.18     10.49    12.06    11.87      10.51      10.17      10.00
Value at end of period                        15.16     13.18    10.49    12.06      11.87      10.51      10.17
Number of accumulation units outstanding      57,992   70,477   71,756    74,636   75,115.23  104,951.02 114,503.07
at end of period
-------------------------------------------- --------- -------- -------- --------- ---------- ---------- -----------
MAXIM T. ROWE PRICE MID-CAP GROWTH
Value at beginning of period                  17.46     12.67    16.24     16.42      15.30      12.28      10.00
Value at end of period                        20.62     17.46    12.67     16.24      16.42      15.30      12.28
Number of accumulation units outstanding     2,334,070 1,956,547 1,468,272 1,105,320 790,764.55 450,551.56 176,746.72
at end of period
-------------------------------------------- --------- -------- -------- --------- ---------- ---------- -----------
MAXIM TEMPLETON(R) INTERNATIONAL EQUITY
Value at beginning of period                  11.46     8.47     10.33    11.53      11.35      8.73       10.00
Value at end of period                        13.62     11.46    8.47     10.33      11.53      11.35       8.73
Number of accumulation units outstanding      50,177   49,582   43,311    41,110   37,034.10  31,627.04  28,867.69
at end of period
-------------------------------------------- --------- -------- -------- --------- ---------- ---------- -----------
MAXIM U.S. GOVERNMENT SECURITIES
Value at beginning of period                  13.95     13.60    12.39    11.57      10.46      10.43      10.00
Value at end of period                        14.50     13.95    13.60    12.39      11.57      10.46      10.43
Number of accumulation units outstanding      68,068   63,935   62,801    58,415   51,242.81  55,109.13   6,374.10
at end of period
-------------------------------------------- --------- -------- -------- --------- ---------- ---------- -----------
MAXIM VALUE INDEX
Value at beginning of period                  10.80     8.28     10.54    12.03      11.42      10.26      10.00
Value at end of period                        12.42     10.80    8.28     10.54      12.03      11.42      10.26
Number of accumulation units outstanding      13,045   12,647    9,971    8,193    10,439.22  7,980.97    2,711.68
at end of period
-------------------------------------------- --------- -------- -------- --------- ---------- ---------- -----------
MFS STRATEGIC GROWTH
Value at beginning of period                  10.18     8.00     10.00
Value at end of period                        10.84     10.18    8.00
Number of accumulation units outstanding       250       259      104
at end of period
-------------------------------------------- --------- -------- -------- --------- ---------- ---------- -----------
OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period                  10.26     7.91     10.00
Value at end of period                        10.92     10.26    7.91
Number of accumulation units outstanding      1,160      357       1
at end of period
-------------------------------------------- --------- -------- -------- --------- ---------- ---------- -----------
OPPENHEIMER GLOBAL
Value at beginning of period                  10.00
Value at end of period                        12.09
Number of accumulation units outstanding      2,851
at end of period
-------------------------------------------- --------- -------- -------- --------- ---------- ---------- -----------
PIMCO TOTAL RETURN
Value at beginning of period                  11.30     10.73    10.00
Value at end of period                        11.85     11.30    10.73
Number of accumulation units outstanding      7,848     3,828     224
at end of period
-------------------------------------------- --------- -------- -------- --------- ---------- ---------- -----------





------------------------------------------- ------- ------- --------- -------- ----------- ---------- -----------
INVESTMENT DIVISION       (0.00)             2004    2003     2002     2001       2000       1999        1998
------------------------------------------- ------- ------- --------- -------- ----------- ---------- -----------
PIONEER EQUITY- INCOME VCT
Value at beginning of period                10.67    8.72    10.41     11.21      9.76       10.00
Value at end of period                      12.38   10.67     8.72     10.41     11.21       9.76
Number of accumulation units outstanding     589     361      134        3        ---         ---
at end of period
------------------------------------------- ------- ------- --------- -------- ----------- ---------- --------
RS DIVERSIFIED GROWTH
Value at beginning of period                10.00
Value at end of period                      11.51
Number of accumulation units outstanding     604
at end of period
------------------------------------------- ------- ------- --------- -------- ----------- -------- -----------
RS EMERGING GROWTH
Value at beginning of period                 4.84    3.30     5.51     7.58      10.00
Value at end of period                       5.57    4.84     3.30     5.51       7.58
Number of accumulation units outstanding at 14,098 p9,041    5,320     1,737    2,705.97
------------------------------------------- ------- ------- --------- -------- ----------- -------- -----------
AMERICAN CENTURY INCOME & GROWTH
Value at beginning of period                ------   8.09    10.00
Value at end of period                      ------  13.45     8.09
Number of accumulation units outstanding    ------  ------    374
at end of period
------------------------------------------- ------- ------- --------- -------- ----------- ---------- -----------
MAXIM BOND
Value at beginning of period                ------  ------   11.88     11.09     10.31       10.34      10.00
Value at end of period                      ------  ------   12.95     11.88     11.09       10.31      10.34
Number of accumulation units outstanding    ------  ------   16,491   20,807   22,907.88   32,935.95  19,021.64
at end of period
------------------------------------------- ------- ------- --------- -------- ----------- ---------- -----------
MAXIM FOUNDERS GROWTH & INCOME
Value at beginning of period                ------  ------    8.01     9.71      12.08       10.50      10.00
Value at end of period                      ------  ------    5.98     8.01       9.71       12.08      10.50
Number of accumulation units outstanding    ------  ------   2,953     2,698    2,512.18   3,248.53    1,779.20
at end of period
------------------------------------------- ------- ------- --------- -------- ----------- ---------- -----------
MAXIM INVESCO BALANCED
Value at beginning of period                -----   -----    11.92     13.55     13.82       11.84      10.00
Value at end of period                      -----   -----     9.90     11.92     13.55       13.82      11.84
Number of accumulation units outstanding    -----   -----   869,969   762,833  620,702.16  457,632.00  206,749.57
at end of period
------------------------------------------- ------- ------- --------- -------- ----------- ---------- -----------

              APPENDIX B - CALCULATION OF THE NET INVESTMENT FACTOR



    The Net Investment Factor for each Variable Sub-Account for any Valuation Period is determined by dividing (a) by (b), and subtracting (c) from the result where:

(a) is the net result of:

    (i) the net asset value per share of the Eligible Fund shares determined as of the end of the current Valuation Period, plus

   (ii) the per share amount of any dividend (or, if applicable, capital gain distributions) made by the Eligible Fund on shares if the "ex-dividend" date occurs during the current Valuation Period, minus or plus

  (iii) a per unit charge or credit for any taxes incurred by or provided for in the Variable Sub-Account, which is determined by GWL&A to have resulted from the investment operations of the Variable Sub-Account; and

(b) is the net asset value per share of the Eligible Fund shares determined as of the end of the immediately preceding Valuation Period, minus or plus

(c) is an amount representing the Mortality and Expense Risk Charge deducted from each Variable Sub-Account on a daily basis. Such amount is equal to 1.25%, 0.95%, 0.75%, 0.65%, 0.55%, or 0.00%, depending upon the Group
    Contractowner's Contract.

        The Net Investment Factor may be greater than, less than, or equal to one. Therefore, the Accumulation Unit Value may increase, decrease or remain unchanged.

        The net asset value per share referred to in paragraphs (a) (i) and (b) above, reflect the investment performance of the Eligible Fund as well as the payment of Eligible Fund expenses.

                           FUTUREFUNDS SERIES ACCOUNT

                Group Flexible Premium Variable Annuity Contracts


                                    issued by


                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                        Telephone: (800) 701-8255 (U.S.)
                       (303) 737-4538 (Greenwood Village)





                       STATEMENT OF ADDITIONAL INFORMATION





        This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus, dated May 2, 2005, which is available without charge by contacting Great-West Life & Annuity Insurance Company at the above address or at the above telephone number.





                                   May 2, 2005

                                TABLE OF CONTENTS


                                                                           Page


CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.................B-1
UNDERWRITER.................................................................B-1
FINANCIAL STATEMENTS........................................................B-1

                           CUSTODIAN AND INDEPENDENT

                        REGISTERED PUBLIC ACCOUNTING FIRM


        A.     Custodian

        The assets of FutureFunds Series Account (the "Series Account") are held by Great-West Life & Annuity Insurance Company ("GWL&A"). The assets of the Series Account are kept physically segregated and held separate and apart from the general account of GWL&A. GWL&A maintains records of all purchases and redemptions of shares of the Eligible Funds. Additional protection for the assets of the Series Account is afforded by a financial institution bond issued to Great-West Lifeco Inc. in the amount of $50 million (Canadian) per occurrence, which covers all officers and employees of GWL&A.


        B.     Independent Registered Public Accounting Firm


        The accounting firm of Deloitte & Touche LLP performs certain auditing services for GWL&A and the Series Account. The principal business address of Deloitte & Touche LLP is 555 Seventeenth Street, Suite 3600, Denver, Colorado 80202-3942.


        The consolidated financial statements of GWL&A as of December 31, 2004 and 2003 and each of the three years in the period ended December 31, 2004, as well as the financial statements of the Series Account for the years ended December 31, 2004 and 2003, which are included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent registered public accounting firm, as set forth in their reports appearing herein and are included in reliance upon such reports given upon such firm as experts in accounting and auditing.


                                   UNDERWRITER

        The offering of the Group Contracts is made on a continuous basis by GWFS Equities, Inc. ("GWFS"), a wholly owned subsidiary of GWL&A. GWFS has received no underwriting commissions in connection with this offering.


                              FINANCIAL STATEMENTS

        The consolidated financial statements of GWL&A as contained herein should be considered only as bearing upon GWL&A's ability to meet its obligations under the Group Contracts, and they should not be considered as bearing on the investment performance of the Series Account. The variable interest of Participants under the Group Contracts are affected solely by the investment results of the Series Account.

                           GREAT-WEST LIFE & ANNUITY
                                INSURANCE COMPANY


--------------------------------------------------------------------------------

                    FINANCIAL STATEMENTS FOR THE YEARS ENDED
                        DECEMBER 31, 2004, 2003 AND 2002

                            AND REPORT OF INDEPENDENT
                        REGISTERED PUBLIC ACCOUNTING FIRM

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors and Stockholder of Great-West Life & Annuity Insurance Company:

We have audited the accompanying consolidated balance sheets of Great-West Life & Annuity Insurance Company and subsidiaries as of December 31, 2004 and 2003, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2004. Our audits also included the financial statement schedule listed in the Index at
Item 8. These financial statements and financial statement schedule are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedule based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Great-West Life & Annuity Insurance Company and subsidiaries as of December 31, 2004 and 2003, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2004, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedule, when considered in relation to the basic consolidated financial statements taken as a whole, presents fairly in all material respects the information set forth therein.


/s/Deloitte & Touche LLP
Deloitte & Touche LLP
Denver, Colorado
February 25, 2005




                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2004 AND 2003
                  (Dollars in Thousands, Except Share Amounts)


                                                                                            December 31,
                                                                          --------------------------------------------------
                                                                                   2004                       2003
                                                                          -----------------------    -----------------------
ASSETS

INVESTMENTS:
  Fixed maturities, available-for-sale, at fair value
   (amortized cost $12,909,455 and $12,757,614)                        $           13,215,042     $           13,136,564
  Equity investments, at fair value (cost $591,474
   and $407,797)                                                                     637,434                     427,810
  Mortgage loans on real estate (net of
   allowances of $30,339 and $31,889)                                               1,543,507                  1,893,724
  Policy loans                                                                      3,548,225                  3,389,534
  Short-term investments, available-for-sale (cost
   approximates fair value)                                                           708,801                    852,198

                                                                          -----------------------    -----------------------
         Total Investments                                                         19,653,009                 19,699,830
                                                                          -----------------------    -----------------------

OTHER ASSETS:
  Cash                                                                                110,518                    151,278
  Reinsurance receivable:
   Related party                                                                    1,072,940                  1,345,847
   Other                                                                              260,409                    287,036
  Deferred policy acquisition costs                                                   301,603                    284,866
  Deferred ceding commission                                                           82,648                    285,165
  Investment income due and accrued                                                   159,398                    165,417
  Amounts receivable related to uninsured accident
   and health plan claims (net of allowances of
   $22,938 and $32,329)                                                               144,312                    129,031
  Premiums in course of collection (net of
   allowances of $7,751 and $9,768)                                                    95,627                     85,706
  Deferred income taxes                                                               138,845                    119,971
  Securities pledged to creditors                                                     340,755                    299,521
  Due from GWL&A Financial Inc.                                                        55,915
  Other assets                                                                        494,515                    580,987
SEPARATE ACCOUNT ASSETS                                                            14,155,397                 13,175,480
                                                                          -----------------------    -----------------------

TOTAL ASSETS                                                           $           37,065,891     $           36,610,135
                                                                          =======================    =======================




See notes to consolidated financial statements.







                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2004 AND 2003
                  (Dollars in Thousands, Except Share Amounts)


                                                                                                  December 31,
                                                                                      --------------------------------------
                                                                                            2004                 2003
                                                                                      -----------------    -----------------
LIABILITIES AND STOCKHOLDER'S EQUITY

POLICY BENEFIT LIABILITIES:
  Policy reserves:
   Related party                                                                  $        5,170,447    $       5,640,251
   Other                                                                                  12,771,872           13,009,827
  Policy and contract claims                                                                 360,862              418,930
  Policyholders' funds                                                                       327,409              330,123
  Provision for policyholders' dividends                                                     118,096              127,074
  Undistributed earnings on participating business                                           192,878              177,175
GENERAL LIABILITIES:
  Due to The Great-West Life Assurance Company                                                26,659               30,950
  Due to GWL&A Financial Inc.                                                                194,164              175,691
  Repurchase agreements                                                                      563,247              389,715
  Commercial paper                                                                            95,044               96,432
  Payable under securities lending agreements                                                349,913              317,376
  Other liabilities                                                                          695,542              834,485
SEPARATE ACCOUNT LIABILITIES                                                              14,155,397           13,175,480
                                                                                      -----------------    -----------------
         Total Liabilities                                                                35,021,530           34,723,509
                                                                                      -----------------    -----------------

COMMITMENTS AND CONTINGENCIES

STOCKHOLDER'S EQUITY:
  Preferred stock, $1 par value, 50,000,000 shares
   authorized, 0 shares issued and outstanding
  Common stock, $1 par value; 50,000,000 shares
   authorized; 7,032,000 shares issued and outstanding                                         7,032                7,032
  Additional paid-in capital                                                                 725,935              722,365
  Accumulated other comprehensive income                                                     118,795              127,820
  Retained earnings                                                                        1,192,599            1,029,409
                                                                                      -----------------    -----------------
         Total Stockholder's Equity                                                        2,044,361            1,886,626
                                                                                      -----------------    -----------------

TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                                        $       37,065,891    $      36,610,135
                                                                                      =================    =================




See notes to consolidated financial statements.




                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

                        CONSOLIDATED STATEMENTS OF INCOME
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                                (In Thousands)


                                                                                  Year Ended December 31,
                                                                  ---------------------------------------------------------
                                                                        2004                2003                2002
                                                                  -----------------    ----------------    ----------------
REVENUES:
  Premiums:
   Related party (net of premiums ceded totaling                $       (52,134)     $     1,595,357     $        16,715
     $260,445, $815 and $2,046)
   Other (net of premiums ceded totaling
    $428,010, $460,277 and $81,743)                                     625,394              657,540           1,103,380
  Fee income                                                            915,644              840,072             883,562
  Net investment income                                               1,033,307              988,400             919,365
  Net realized gains on investments                                      57,947               39,560              41,626
                                                                  -----------------    ----------------    ----------------
         Total revenues                                               2,580,158            4,120,929           2,964,648
                                                                  -----------------    ----------------    ----------------

BENEFITS AND EXPENSES:
  Life and other policy benefits (net of
    reinsurance recoveries totaling $396,886,
   $410,430 and $50,974)                                                756,227              573,976             936,215
  Increase (decrease) in reserves:
    Related party                                                      (186,972)           1,450,185              15,934
    Other                                                               (69,901)              51,320              55,414
  Interest paid or credited to contractholders                          517,448              514,846             498,549
  Provision for policyholders' share of earnings
    on participating business                                            10,181                1,159               7,790
  Dividends to policyholders                                            108,822               92,118              78,851
                                                                  -----------------    ----------------    ----------------
         Total benefits                                               1,135,805            2,683,604           1,592,753
                                                                  -----------------    ----------------    ----------------

  Commissions                                                           193,943              180,673             185,450
  Operating expenses                                                    740,740              753,336             741,979
  Premium taxes                                                          33,030               31,675              30,714
                                                                  -----------------    ----------------    ----------------
         Total benefits and expenses                                  2,103,518            3,649,288           2,550,896
                                                                  -----------------    ----------------    ----------------

INCOME BEFORE INCOME TAXES                                              476,640              471,641             413,752
PROVISION FOR INCOME TAXES:
  Current                                                               152,028              173,181             126,222
  Deferred                                                               (1,808)             (19,561)              3,993
                                                                  -----------------    ----------------    ----------------
         Total income taxes                                             150,220              153,620             130,215
                                                                  -----------------    ----------------    ----------------

NET INCOME                                                      $       326,420      $       318,021     $       283,537
                                                                  =================    ================    ================




See notes to consolidated financial statements.





                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

                 CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                                 (In Thousands)


                                                                                  Accumulated Other
                                                                                   Comprehensive
                                                                                   Income (Loss)
                                                                             ----------- --- ----------
                                                                             Unrealized       Minimum
                                                                Additional     Gains          Pension
                                  Preferred       Common        Paid-in      (Losses) on     Liability       Retained
                                    Stock         Stock         Capital      Securities      Adjustment      Earnings       Total
                                 -----------   -----------    -----------    -----------     ----------    -----------   -----------
BALANCES, JANUARY 1, 2002     $           0  $    7,032    $     712,801  $      76,507   $          0   $   674,134   $  1,470,474
Net income                                                                                                   283,537        283,537
Other comprehensive income                                                       86,993        (12,884)                      74,109
                                                                                                                         -----------
  Total comprehensive income                                                                                                357,646
Dividends                                                                                                   (170,572)      (170,572)
Income tax benefit on stock
   compensation                                                    6,908                                                      6,908
                                 -----------   -----------    -----------    -----------     ----------    -----------   -----------
BALANCES, DECEMBER 31, 2002               0       7,032          719,709        163,500        (12,884)      787,099      1,664,456
Net income                                                                                                   318,021        318,021
Other comprehensive income                                                      (26,369)          3,573                     (22,796)
                                                                                                                         -----------
  Total comprehensive income                                                                                                295,225
Dividends                                                                                                    (75,711)       (75,711)
Income tax benefit on stock
   compensation                                                    2,656                                                      2,656
                                 -----------   -----------    -----------    -----------     ----------    -----------   -----------
BALANCES, DECEMBER 31, 2003               0       7,032          722,365        137,131         (9,311)    1,029,409      1,886,626
Net income                                                                                                   326,420        326,420
Other comprehensive income                                                       (3,585)        (5,440)                      (9,025)
                                                                                                                         -----------
  Total comprehensive income                                                                                                317,395
Dividends                                                                                                   (163,230)     (163,230)
Income tax benefit on stock
   compensation                                                    3,570                                                      3,570
                                 -----------   -----------    -----------    -----------     ----------    -----------   -----------
BALANCES, DECEMBER 31, 2004   $           0  $    7,032    $     725,935  $     133,546   $    (14,751)  $  1,192,599   $  2,044,361
                                 ===========   ===========    ===========    ===========     ==========    ===========   ===========



See notes to consolidated financial statements.



                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                                 (In Thousands)


                                                                                 Year Ended December 31,
                                                                  ------------------------------------------------------
                                                                       2004               2003               2002
                                                                  ----------------   ----------------   ----------------
OPERATING ACTIVITIES:
  Net income                                                    $       326,420    $       318,021    $       283,537
  Adjustments to reconcile net income to net
   cash provided by operating activities:
    Earnings allocated to participating
     policyholders                                                       10,181              1,159              7,790
    Amortization of investments                                          28,367            (64,126)           (76,002)
    Net realized gains on investments                                   (57,947)           (39,560)           (41,626)
    Depreciation and amortization                                        93,580             95,542             74,012
    Deferral of acquisition costs                                       (52,693)           (49,245)           (49,763)
    Deferred income taxes                                                (1,808)           (19,561)             3,993
  Changes in assets and liabilities, net of effects from acquisitions:
    Policy benefit liabilities                                         (106,912)           478,066            622,854
    Reinsurance receivable                                               21,352            (71,123)            41,199
    Receivables                                                         (34,056)           (33,621)            89,686
    Other, net                                                           63,437             55,531           (146,172)
                                                                  ----------------   ----------------   ----------------
Net cash (used in) provided by operating activities             $       289,921    $       671,083    $       809,508
                                                                  ----------------   ----------------   ----------------

INVESTING ACTIVITIES:
  Proceeds from sales, maturities and
   redemptions of investments:
   Fixed maturities available-for-sale:
    Sales                                                       $     6,150,160    $     7,852,152    $     5,729,919
    Maturities and redemptions                                        7,465,130          6,033,863          1,456,176
   Mortgage loans on real estate                                        368,734            191,353            213,794
   Equity investments                                                   148,685             86,908              2,798
  Purchases of investments:
   Fixed maturities available-for -sale                             (13,715,370)       (14,128,309)        (7,087,170)
   Mortgage loans on real estate                                        (50,577)           (11,690)            (2,768)
   Equity investments                                                  (323,551)          (369,650)           (29,690)
  Net change in short-term investments                                  143,397           (136,798)          (282,194)
  Acquisitions, net of cash acquired                                                      (128,636)
  Other, net                                                           (124,944)            96,155            (77,769)

                                                                  ----------------   ----------------   ----------------
Net cash provided by (used in) investing activities             $        61,664    $      (514,652)   $       (76,904)
                                                                  ----------------   ----------------   ----------------







                                                                                                          (Continued)



                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002,
                                 (In Thousands)


                                                                        2004                2003                 2002
                                                                  -----------------    ----------------    -----------------
FINANCING ACTIVITIES:
  Contract withdrawals, net of deposits                         $      (296,378)     $      (180,346)    $      (599,724)
  Change in due to The Great-West Life Assurance
   Company                                                               (4,291)              (6,341)             (8,033)
  Change in due to/from GWL&A Financial Inc.                            (37,442)               4,275             (43,415)
  Dividends paid                                                       (163,230)             (75,711)           (170,572)
  Change in bank overdrafts                                             (63,148)              32,068             (41,901)
  Net commercial paper repayments                                        (1,388)                (213)               (401)
  Net repurchase agreements borrowings                                  173,532               66,515              72,311
                                                                  -----------------    ----------------    -----------------
         Net cash used in financing activities                         (392,345)            (159,753)           (791,735)
                                                                  -----------------    ----------------    -----------------

NET DECREASE IN CASH                                                    (40,760)              (3,322)            (59,131)

CASH, BEGINNING OF YEAR                                                 151,278              154,600             213,731
                                                                  -----------------    ----------------    -----------------
CASH, END OF YEAR                                               $       110,518      $       151,278     $       154,600
                                                                  =================    ================    =================

SUPPLEMENTAL DISCLOSURES OF
CASH FLOW INFORMATION
  Cash paid during the year for:
   Income taxes                                                 $       147,287      $       144,273     $       164,863
   Interest                                                              15,220               16,155              16,697




See notes to consolidated financial statements.

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                      (In Thousands, Except Share Amounts)



1.     ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

       Organization - Great-West Life & Annuity Insurance Company (the "Company") is a direct wholly-owned subsidiary of GWL&A Financial Inc. ("GWL&A Financial"), a holding company formed in 1998. GWL&A Financial is an indirect wholly-owned subsidiary of Great-West Lifeco, Inc. ("Lifeco"). The Company offers a wide range of life insurance, health insurance and retirement and investment products to individuals, businesses and other private and public organizations throughout the United States. The Company is an insurance company domiciled in the State of Colorado, and is subject to regulation by the Colorado Division of Insurance.

       Basis of presentation - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates are required to account for policy reserves, allowances for credit losses, deferred policy acquisition costs and valuation of privately placed fixed maturities. Actual results could differ from those estimates.

       The consolidated financial statements include the accounts of the Company and its subsidiaries. The Company uses the equity method of accounting for investments in which it has more than a minor equity interest or more than minor influence over the entity's operations, but does not have a controlling interest. The Company uses the cost method of accounting for investments in which it has a minor equity interest and virtually no influence over the entity's operations. All material inter-company transactions and balances have been eliminated in consolidation.

       Certain reclassifications have been made to the 2003 and 2002 consolidated financial statements and related notes to conform to the 2004 presentation. These changes in classification had no effect on previously reported stockholder's equity or net income.

       Investments - Investments are reported as follows:

        1. The Company has classified its fixed maturity investments as available-for-sale and carries them at fair value with the net unrealized gains and losses (net of deferred taxes) reported as accumulated other comprehensive income (loss) in stockholder's equity. Net unrealized gains and losses related to participating contract policies are recorded as undistributed earnings on participating business.

              Premiums and discounts are recognized as a component of net investment income using the effective interest method. Realized gains and losses and declines in value determined to be other-than-temporary are included in net realized gains (losses) on investments.

       2. Mortgage loans on real estate are carried at their unpaid balances adjusted for any unamortized premiums or discounts and any allowances for uncollectible accounts. Interest income is accrued on the unpaid principal balance. Discounts and premiums are amortized to net investment income using the effective interest method. Accrual of interest is discontinued on any impaired loans where collection of interest is doubtful.

              The Company maintains an allowance for credit losses at a level that, in management's opinion, is sufficient to absorb credit losses on its impaired loans. Management's judgment is based upon past loss experience, current and projected economic conditions and extensive situational analysis of each individual loan. The measurement of impaired loans is based on the fair value of the collateral.

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                      (In Thousands, Except Share Amounts)


       3. Equity investments are carried at fair value with net unrealized gains and losses (net of deferred taxes) reported as accumulated other comprehensive income (loss) in stockholder's equity. The Company classifies its equity investments not accounted for under the equity method as available-for-sale. The Company uses the equity method of accounting for investments in which it has more than a minority interest, has influence in the entity's operating and financial policies, but does not have a controlling interest. Realized gains and losses and declines in value determined to be other-than-temporary are included in net realized gains on investments.

       4.     Policy loans are carried at their unpaid balances.

       5. Short-term investments include securities purchased with initial maturities of one year or less and are carried at fair value. The Company considers short-term investments to be available-for-sale.

       6. Gains and losses realized on disposal of investments are determined on a specific identification basis.

       7. From time to time, the Company may employ a trading strategy that involves the sale of securities with a simultaneous agreement to repurchase similar securities at a future date at an agreed-upon price. Proceeds of the sale are reinvested in other securities and may enhance the current yield and total return. The difference between the sales price and the future repurchase price is recorded as an adjustment to interest income. During the period between the sale and repurchase, the Company will not be entitled to receive interest and principal payments on the securities sold. Losses may arise from changes in the value of the securities or if the counterparty files for bankruptcy or becomes insolvent. In such cases, the Company's right to repurchase the security may be restricted. Amounts owing to brokers under these arrangements are included in repurchase agreements on the accompanying consolidated balance sheets. At December 31, 2004 and 2003, this liability was $563,247 and $389,715, respectively. The liability is collateralized by securities with approximately the same value.

       Cash - Cash includes only amounts in demand deposit accounts.

       Bank overdrafts - The Company's cash management system provides for the reimbursement of all major bank disbursement accounts on a daily basis. Checks issued but not yet presented to banks for payment frequently result in overdraft balances for accounting purposes and are included in other liabilities in the consolidated balance sheets.

       Internal use software - Capitalized internal use software development costs, net of accumulated depreciation, in the amount of $74,021 and $68,244 are included in other assets at December 31, 2004 and 2003, respectively. The Company capitalized $21,484, $27,882 and $20,091 of internal use software development costs for the years ended December 31, 2004, 2003 and 2002, respectively.

       Deferred policy acquisition costs - Policy acquisition costs, which primarily consist of sales commissions and costs associated with the Company's sales representatives related to the production of new business, have been deferred to the extent recoverable. The recoverability of such costs is dependent upon the future profitability of the related business. These costs are variable in nature and are dependent upon sales volume. Deferred costs associated with the annuity products are being amortized over the life of the contracts in proportion to the emergence of gross profits. Retrospective adjustments of these amounts are made when the Company revises its estimates of current or future gross profits. Deferred costs associated with traditional life insurance are amortized over the premium-paying period of the related policies in proportion to premium revenues recognized. Amortization of deferred policy acquisition costs totaled $40,536, $36,283 and $38,707 in 2004, 2003 and 2002, respectively.

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                      (In Thousands, Except Share Amounts)


       Separate accounts - Separate account assets and related liabilities are carried at fair value. The Company's separate accounts invest in shares of Maxim Series Fund, Inc. an, open-end management investment company, which is an affiliate of the Company, and shares of other non-affiliated mutual funds and government and corporate bonds. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contract holders and, therefore, are not included in the Company's statements of income. Revenues to the Company from the separate accounts consist of contract maintenance fees, administrative fees and mortality and expense risk charges.

       Life insurance and annuity reserves - Life insurance and annuity policy reserves with life contingencies in the amount of $12,115,519 and $12,111,180 at December 31, 2004 and 2003, respectively, are computed on the basis of estimated mortality, investment yield, withdrawals, future maintenance and settlement expenses and retrospective experience rating premium refunds. Annuity contract reserves without life contingencies in the amount of $4,831,428 and $5,157,776 at December 31, 2004 and 2003,
       respectively, are established at the contract holder's account value.

       Reinsurance - Policy reserves and policy and contract claims ceded to other insurance companies are carried as a reinsurance receivable on the consolidated balance sheets. The cost of reinsurance related to long duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies (See Note 5).

       Policy and contract claims - Policy and contract claims include provisions for reported life and health claims in the process of settlement. They are valued in accordance with the terms of the related policies and contracts, as well as provisions for claims incurred and unreported, based primarily on prior experience of the Company.

       Participating fund account - Participating life and annuity policy reserves are $6,290,994 and $6,119,896 at December 31, 2004 and 2003,
       respectively. Participating business approximates 29.2%, 34.3% and 24.8% of the Company's ordinary life insurance in force and 74.3%, 66.4% and 80.2% of ordinary life insurance premium income for the years ended December 31, 2004, 2003 and 2002, respectively.

       The amount of dividends to be paid from undistributed earnings on participating business is determined annually by the Board of Directors. Earnings allocated to participating policyholders are consistent with established Company practice.

       The Company has established a Participating Policyholder Experience Account ("PPEA") for the benefit of all participating policyholders, which is included in the accompanying, consolidated balance sheets. Earnings associated with the operation of the PPEA are credited to the benefit of all participating policyholders. In the event that the assets of the PPEA are insufficient to provide contractually guaranteed benefits, the Company must provide such benefits from its general assets.

       The Company has also established a Participation Fund Account ("PFA") for the benefit of the participating policyholders previously transferred to it from The Great-West Life Assurance Company ("GWL") under an assumption reinsurance transaction. The PFA is part of the PPEA. Earnings derived from the operation of the PFA, net of a management fee paid to the Company, accrue solely for the benefit of the transferred participating policyholders.

       Securities lending - The Company receives collateral for lending securities that are held as part of its investment portfolio. The Company requires collateral in an amount greater than or equal to 102% of the market value of domestic securities loaned and 105% of foreign securities loaned. Such collateral is used to replace the securities loaned in event of default by the borrower. The Company's securitized lending transactions are accounted for as collateralized borrowings.

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                      (In Thousands, Except Share Amounts)


       Derivative Financial Instruments - All derivatives, whether designated in hedging relationships or not, are recorded on the consolidated balance sheet at fair value. Accounting for the ongoing changes in the fair value of a derivative depends on the intended use of the derivative and its designation as determined when the derivative contract is entered into. If the derivative is designated as a fair value hedge, the changes in its fair value and of the hedged item attributable to the hedged risk are recognized in earnings. If the derivative is designated as a cash flow hedge, the effective portions of the changes in the fair value of the derivative are recorded in accumulated other comprehensive income on the balance sheet and are recognized in the income statement when the hedged item affects earnings. Changes in the fair value of derivatives not qualifying for hedge accounting and the ineffective portion of cash flow hedges are recognized in net investment income in the period of the change.

       Recognition of premium and fee income and benefits and expenses - Life insurance premiums are recognized when due. Annuity premiums with life contingencies are recognized as received. Accident and health premiums are earned on a monthly pro rata basis. Revenues for annuity and other contracts without significant life contingencies consist of contract charges for the cost of insurance, contract administration and surrender fees that have been assessed against the contract account balance during the period and are recognized when earned. Fee income is derived primarily from contracts for claim processing or other administrative services related to uninsured business and from assets under management. Fees from contracts for claim processing or other administrative services are recorded as the services are provided. Fees from assets under management, which consist of contract maintenance fees, administration fees and mortality and expense risk charges, are recognized when due. Benefits and expenses on policies with life contingencies are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for future policy benefit reserves. The average crediting rate on annuity products was approximately 4.3%, 5.2%, and 5.9%, in 2004, 2003 and 2002, respectively.

       Income taxes - Income taxes are recorded using the asset and liability approach, which the recognition of deferred tax assets and liabilities for expected future tax consequences of events that have been recognized in the Company's financial statements or tax returns. In estimating future tax consequences, all expected future events (other than the enactments or changes in the tax laws or rules) are considered. Although realization is not assured, management believes it is more likely than not that the deferred tax asset will be realized.

       Stock options - The Company applies the intrinsic value measurement approach under Accounting Principles Board Opinion No. 25, "Accounting for Stock Issued to Employees" ("APB No. 25") to stock-based compensation awards to employees, as interpreted by AIPCA Accounting Interpretation APB 25 (AIN-APB 25) and amended by Statement of Financial Accounting Standards No. 123, "Accounting for Stock-Based Compensation" ("SFAS No. 123") as it relates to accounting for stock options granted by Lifeco to employees of the Company. Had compensation expense for the Company's stock option plan been determined based upon fair value at the grant dates for awards under the plan in accordance with SFAS No. 123, the Company's net income would have been reduced by $3,352, $3,105 and $2,364 in the years ended December 13, 2004, 2003 and 2002, respectively.

       Regulatory requirements - In accordance with the requirements of the State of Colorado, the Company must demonstrate adequate capital. At December 31, 2004, the Company was in compliance with the requirement (See Note 13).

       At December 31, 2004 and 2003, fixed maturities with carrying values of $60,353 and $63,843, respectively, were on deposit with various insurance regulatory authorities as required by law.

       Application of recent accounting pronouncements - In January 2004, Interpretation No. 46, "Consolidation of Variable Interest Entities" ("FIN 46R") was reissued by the Financial Accounting Standards Board
       (FASB). FIN 46R addresses consolidation by business enterprises of variable interest entities ("VIE"), which have one or both of the following characteristics: a) insufficient equity investment at

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                      (In Thousands, Except Share Amounts)

       risk, or b) insufficient control by equity investors. This guidance, as reissued, is effective for VIEs created after January 31, 2003, and for pre-existing VIEs as of March 31, 2004. In conjunction with the issuance of this guidance, the Company conducted a review of its involvement with VIEs and does not have any investments or ownership in VIEs.

       In December 2002, Statement of Financial Accounting Standards No. 148 "Accounting for Stock-Based Compensation - Transition and Disclosure" ("SFAS No. 148") was issued by the FASB. SFAS No. 148 amends the disclosures that a company is required to make in its annual financial statements and requires certain disclosures in interim financial reports. In addition to the disclosures required by SFAS No. 123, a company must disclose additional information as part of its Summary of Significant Policies. These disclosures are required regardless of whether a company is using the intrinsic value method under APB No. 25 or the fair value based method under SFAS No. 123 to account for its stock-based employee compensation. In December 2004, Statement of Financial Accounting Standards No. 123R "Share-Based Payment" ("SFAS No. 123R") was issued by the FASB. SFAS 123R replaces SFAS 123 and supersedes APB No. 25. SFAS 123R requires a company to use the fair value method to account for its stock-based employee compensation and to provide certain other additional disclosures. The Company will adopt the provisions of SFAS 123R on July 1, 2005 and does not expect this statement to have a material effect on the Company's consolidated financial position or results of operations.

       In July 2003, the Accounting Standards Executive Committee (the "AcSEC") of the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 03-01, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). AcSEC developed SOP 03-1 to address the evolution of product designs since the issuance of Statement of Financial Accounting Standards No. 60, "Accounting and Reporting by Insurance Enterprises," and Statement of Financial Accounting Standards No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments." SOP 03-1 provides guidance related to the reporting and disclosure of certain insurance contracts and separate accounts, including guidance for computing reserves for products with guaranteed benefits, such as guaranteed minimum death benefits, and for products with annuitization benefits such as guaranteed minimum income benefits. In addition, SOP 03-1 addresses certain issues related to the presentation and reporting of separate accounts, as well as rules concerning the capitalization and amortization of sales inducements. SOP 03-1 was effective on January 1, 2004. The adoption of SOP 03-1 did not have a material effect on the Company's consolidated financial position or results of operations.

       In January 2004, FASB issued Emerging Issues Task Force ("EITF") Issue No. 03-1, "The Meaning of Other-Than Temporary Impairment and Its Application to Certain Investments" ("EITF 03-1"). EITF 03-1 provides guidance on the disclosure requirements, which were effective as of December 31, 2003, for other-than-temporary impairments of debt and marketable equity investments that are accounted for under SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities" ("SFAS 115"). EITF 03-1 also included guidance on the measurement and recognition of other-than-temporary impairments of certain investments, which was originally going to be effective during the quarter ended September 30, 2004. However, in response to various concerns raised by financial statement preparers and others, the measurement and recognition provisions of EITF 03-1 were delayed. The staff of the Financial Accounting Standards Board ("FASB") is currently evaluating the guidance of EITF 03-1 in the context of developing implementation guidance for its measurement and recognition provisions. The Company is continuing to evaluate potential other-than-temporary impairments under SFAS 115 and SEC Staff Accounting Bulletin Topic 5-M, "Other Than Temporary Impairment Of Certain Investments In Debt and Equity Securities." Due to the current uncertainty as to the implementation guidance for EITF 03-1 by the FASB staff, the Company is unable to evaluate the impact EITF 03-1 will ultimately have on its financial position or results of operations.

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                      (In Thousands, Except Share Amounts)



2.     ACQUISITIONS AND RELATED TRANSACTIONS

       On July 10, 2003, Lifeco completed its acquisition of Canada Life Financial Corporation ("Canada Life"). Canada Life is a Canadian based holding company that is the owner of insurance companies with businesses principally in Canada, the United Kingdom, the United States and Ireland. On December 31, 2003 Canada Life sold two direct wholly-owned subsidiaries, Canada Life Insurance Company of New York ("CLINY") and Canada Life Insurance Company of America ("CLICA") to the Company for cash in the amount of $235,000. These acquisitions have been accounted for as a "reorganization of businesses under common control" and, accordingly the assets and liabilities of CLICA and CLINY were recorded at Lifeco's cost basis, and the results of operations of CLICA and CLINY from July 10, 2003 through December 31, 2004 are included in the Company's financial statements. CLINY and CLICA sell individual and group insurance and annuity products in the United States. Since the time of its acquisition by Lifeco, Canada Life's insurance and annuity businesses in the United States, including that conducted by its U.S. branch, have been managed by the Company whereby it provides certain corporate and operational administrative services for which it receives a fee.

       The Company recorded, as of December 31, 2003, the following as a result of the acquisition (net of the $235,000 purchase price) of CLICA and
       CLINY:


       Assets                                                  Liabilities and Stockholder's Equity
       ------------------------------------------------------  -------------------------------------------------------
       Fixed maturities                  $       1,937,218     Policy reserves               $          2,991,407
       Equity investments                           23,680     Policyholders' funds                         2,407
       Mortgage loans on real                                  Policy and contract claims                     899
          estate                                 1,146,044     Provision for
       Policy loans                                 13,621       policyholders' dividends                   2,800
       Short-term investments                       65,537     Other liabilities                          439,439
                                                                                                 ---------------------
       Cash                                       (232,803)             Total liabilities               3,436,952
       Investment income                                       Accumulated other
         due and accrued                            32,147       comprehensive income                     (14,433)
       Other assets                                439,864     Retained earnings                            2,789
                                                                                                 ---------------------
                                                               Total stockholder's equity                 (11,644)
                                           ------------------                                    ---------------------
                                         $       3,425,308                                   $          3,425,308
                                           ==================                                    =====================


       The Company's statements of income include the following related to CLICA and CLINY for the period from July 10 to December 31, 2003:

                                                                       Period July 10, 2003
                                                                       to December 31, 2003
                                                                     --------------------------
       Total revenues                                              $            105,868
                                                                     --------------------------
       Benefits                                                                  92,193
       Operating expenses                                                         9,385
                                                                     --------------------------
        Total benefits and expenses                                             101,578

       Income from operations                                                     4,290
       Income taxes                                                               1,501
                                                                     --------------------------
       Net income                                                  $              2,789
                                                                     ==========================

       On August 31, 2003, the Company and The Canada Life Assurance Company ("CLAC"), a wholly owned subsidiary of Canada Life, entered into an Indemnity Reinsurance Agreement pursuant to which the Company reinsured 80% (45% coinsurance and 35% coinsurance with funds withheld) of certain United States life, health and annuity business of CLAC's United States Branch. The Company recorded $1,426,362 in premium income and increase in reserves associated with these policies.

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                      (In Thousands, Except Share Amounts)



       The Company recorded, at fair value, the following at August 31, 2003 as a result of this transaction:


       Assets                                                  Liabilities and Stockholder's Equity
       ------------------------------------------------------  ------------------------------------------------
       Fixed maturities                  $         635,061     Policy reserves              $      2,926,497
       Mortgage loans                              451,725      Policy and contract
       Policy loans                                278,152        claims                              45,229
       Reinsurance receivable                    1,320,636     Policyholders' funds                   65,958
       Deferred ceding
        commissions                                313,364
       Investment income
        due and accrued                             17,280
        Premiums in course of
         collection                                 21,466
                                           ------------------                                 -----------------
                                         $       3,037,684                                  $      3,037,684
                                           ==================                                 =================

       In the third quarter of 2004, the deferred ceding commission asset and certain policy reserve liabilities acquired as part of this reinsurance transaction were both decreased $157,000 based on the Company's final analysis of the policy reserves acquired. CLAC's United States branch had not previously computed policy liabilities under United States GAAP, which required the Company to estimate the amount of liabilities assumed, which was approximately $3,000,000 at September 1, 2003. These adjustments had no material effect on the Company's consolidated financial position or results of operations.

       The reinsurance receivable relates to the amount due to the Company for reserves ceded by coinsurance with funds withheld. The Company's return on this reinsurance receivable will be the interest and other investment returns earned, as defined by the agreement, on a segregated pool of investments of the CLAC's United States branch. Pursuant to an interpretation of Statement of Financial Accounting Standards No. 133 "Accounting for Derivative Instruments and Hedging Activities" (SFAS No.
       133), as amended, the Company has identified an embedded derivative for its exposure to interest rate and credit risk on the segregated pool of investments. As this embedded derivative does not qualify for hedge accounting, the Company's net income decreased $5,282 and increased $7,387 during the years ended December 31, 2004 and 2003, respectively.

3.     RELATED-PARTY TRANSACTIONS

       The Company performs administrative services for the United States operations of The Great-West Life Assurance Company ("GWL"), a wholly-owned subsidiary of Lifeco. Beginning in 2003, the Company began providing administrative and operational services for the United States operations of Canada Life. Beginning in 2002, the Company began performing investment services for London Reinsurance Group, an indirect subsidiary of GWL. The following table represents revenue from related parties for services provided pursuant to these service agreements. These amounts, in accordance with the terms of the various contracts, are based upon estimated costs incurred (including a profit charge) and resources expended based upon the number of policies, certificates in force and/or administered assets.

                                                                               Year Ended December 31,
                                                                ------------------------------------------------------
                                                                     2004                2003               2002
                                                                ---------------     ---------------    ---------------
      Investment management revenue included in
        net investment income                                $       6,304       $       3,355      $         892
      Administrative and underwriting revenue
        included in operating expenses                               6,427               1,859                860
                                                                ---------------     ---------------    ---------------
      Total                                                  $      12,731       $      5,214       $       1,752
                                                                ===============     ===============    ===============

       At December 31, 2004 and 2003, due to GWL includes $1,321 and $5,612 due on demand and, at each date, $25,338 of a note payable, which matures on October 1, 2006. The note may be prepaid in whole or

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                      (In Thousands, Except Share Amounts)



       in part at any time without penalty. The issuer may not demand payment before the maturity date. The note payable bears interest at 5.4%.

       At December 31, 2004 due from GWL&A Financial Inc. includes $55,915 due on demand and due to GWL&A Financial includes a surplus note with a face amount and carrying value of $195,000 and $194,164, respectively. At December 31, 2003 due to GWL&A Financial Inc. includes $691 due on demand and a $175,000 subordinated note. The surplus note, which bears interest at the rate of 6.675% per annum, matures on November 14, 2034. On November 15, 2004, GWL&A Financial issued a $175,000 deferrable debenture through an affiliated limited partnership ("Great-West LP") to qualified institutional investors. Also on November 15, 2004, Lifeco and 2023308 Ontario Inc. ("Ontario"), a wholly-owned subsidiary of Lifeco, made equity contributions in the combined amount of $23,000 to Great-West LP. Great-West LP in turn, invested the proceeds from the sale of the deferrable debentures together with a portion of the equity contributions from Lifeco and Ontario in certain junior subordinated deferrable debentures of GWLA Financial. On November 15, 2004, GWL&A Financial used the proceeds from the sale of its junior subordinated deferrable debentures to purchase the surplus note from the Company. On December 16, 2004, the Company used the proceeds from the sale of the surplus note to redeem the $175,000 subordinated note payable to GWL&A Financial and for general corporate purposes. Payments of principal and interest under the surplus note shall be made only out of surplus funds of the Company and only with prior written approval of the Commissioner of Insurance of the State of Colorado when the Commissioner of Insurance is satisfied that the financial condition of the Company warrants such action pursuant to applicable Colorado law. Payments of principal and interest on the surplus note are payable only if at the time of such payment and after giving effect to the making thereof, the Company's surplus would not fall below two and one half times the authorized control level as required by the most recent risk-based capital calculations.

       Interest expense attributable to these related party obligations were $15,189, $14,345 and $14,976 for the years ended December 31, 2004, 2003 and 2002, respectively.

       On February 29, 2004, CLAC recaptured the group life and health business from the Company associated with the original Indemnity Reinsurance Agreement dated August 31, 2003, as discussed in Note 2. The Company recorded an income statement impact of $256,318 of negative premium income and change in reserves associated with these policies. The Company recorded, at fair value, the following at February 29, 2004 as a result of this transaction:


         Assets                                                     Liabilities and Stockholder's Equity
         --------------------------------------------------------   ------------------------------------------------
         Cash                              $         (126,105)      Policy reserves             $        (286,149)
         Reinsurance receivable                      (152,077)       Policy and contract
         Deferred ceding commission                   (29,831)        claims                              (32,755)
         Premiums in course of                                      Policyholders' funds                   (3,982)
           collection                                 (14,873)
                                              -------------------                                  -----------------
                                           $         (322,886)                                  $        (322,886)
                                              ===================                                  =================

  4.   ALLOWANCES ON POLICYHOLDER RECEIVABLES

       Amounts receivable for accident and health plan claims and premiums in the course of collection are generally uncollateralized. Such receivables are from a large number of policyholders dispersed throughout the United States and throughout many industry groups.

       The Company maintains an allowance for credit losses at a level that, in management's opinion, is sufficient to absorb credit losses on amounts receivable related to uninsured accident and health plan claims and premiums in course of collection. Management's judgment is based on past loss experience and current and projected economic conditions.

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                      (In Thousands, Except Share Amounts)


       Activity in the allowance for amounts receivable related to uninsured accident and health plan claims is as follows:

                                                                      2004               2003                2002
                                                                 ---------------     --------------     ---------------
       Balance, beginning of year                              $       32,329      $       42,144     $       53,431
       Amounts acquired by reinsurance                                 (1,859)                                 6,207
       Provisions charged (reversed) to operations                       (517)              1,460             (7,544)
       Amounts written off - net                                       (7,015)            (11,275)            (9,950)
                                                                 ---------------     --------------     ---------------
       Balance, end of year                                    $       22,938      $       32,329     $       42,144
                                                                 ===============     ==============     ===============

       Activity in the allowance for premiums in course of collection is as follows:

                                                                      2004               2003                2002
                                                                 ---------------     --------------     ---------------
       Balance, beginning of year                              $       9,768       $       12,011     $       22,217
       Amounts acquired by reinsurance                                  (300)                                  1,600
       Provisions charged (reversed) to operations                        17                1,889             (5,729)
       Amounts written off - net                                      (1,734)              (4,132)            (6,077)
                                                                 ---------------     --------------     ---------------
       Balance, end of year                                    $       7,751       $        9,768     $       12,011
                                                                 ===============     ==============     ===============

5.     REINSURANCE

       In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage and co-insurance contracts. The Company retains a maximum liability of $3,500 of coverage per individual life.

       In addition to the Indemnity Reinsurance Agreement entered into with CLAC (see Note 2), the Great-West Healthcare division of the Company entered into a reinsurance agreement during 2003 with Allianz Risk Transfer (Bermuda) Limited ("Allianz") to cede 90% in 2003 and 75% in 2004 of group health stop-loss and excess loss activity. This Allianz agreement was retroactive to January 1, 2003.

       Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. At December 31, 2004 and 2003, the reinsurance receivables had carrying values of $1,333,349 and $1,632,883, respectively.

       The following table summarizes life insurance in force and life and accident/health premiums at, and for the year ended, December 31, 2004:


                                                                                                                Percentage
                                                                                                                 of Amount
                                                      Reinsurance         Reinsurance                             Assumed
                                     Direct              Ceded              Assumed              Net              to Net
                                 ----------------   ----------------    ----------------   ----------------    --------------
      Life insurance in force:
       Individual              $    50,946,388    $    12,925,504     $    14,080,477    $     52,101,361         27.0%
       Group                        48,101,396            501,200           1,142,649          48,742,845          2.3%
                                 ----------------   ----------------    ----------------   ----------------
               Total           $    99,047,784    $    13,426,704     $    15,223,126    $    100,844,206
                                 ================   ================    ================   ================

      Premium income:
       Life insurance          $       347,603    $        54,610     $       128,097    $       421,090          30.4%
       Accident/health                 628,257            377,632            (103,721)           146,904         (70.6)%
                                 ----------------   ----------------    ----------------   ----------------
               Total           $       975,860    $       432,242     $        24,376    $       567,994
                                 ================   ================    ================   ================



                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                      (In Thousands, Except Share Amounts)


      The following table summarizes life insurance in force and life and accident/health premiums at, and for the year ended,
      December 31, 2003:

                                                                                                               Percentage
                                                                                                                of Amount
                                                      Reinsurance        Reinsurance                             Assumed
                                     Direct              Ceded             Assumed               Net             to Net
                                 ----------------   ----------------    ---------------    ----------------   --------------
      Life insurance in force:
       Individual              $    49,590,015    $     16,483,477    $    18,054,587    $    51,161,125         35.3%
       Group                        49,150,866              18,941         53,570,393        102,702,318         52.2%
                                 ----------------   ----------------    ---------------    ----------------
               Total           $    98,740,881    $     16,502,418    $    71,624,980    $   153,863,443
                                 ================   ================    ===============    ================

      Premium income:
       Life insurance          $       355,791    $         44,118    $     1,301,560    $     1,613,233         80.7%
       Accident/health                 678,516             423,592            321,996            576,920         55.8%
                                 ----------------   ----------------    ---------------    ----------------
               Total           $     1,034,307    $        467,710    $     1,623,556    $     2,190,153
                                 ================   ================    ===============    ================

      The following table summarizes life insurance in force and life and accident/health premiums at, and for the year ended,
      December 31, 2002:

                                                                                                               Percentage
                                                                                                                of Amount
                                                      Reinsurance        Reinsurance                             Assumed
                                     Direct              Ceded             Assumed               Net             to Net
                                 ----------------   ----------------    ---------------    ----------------   --------------
      Life insurance in force:
       Individual              $    43,324,059    $     12,786,783    $     7,280,731    $    37,818,007         19.3%
       Group                        51,385,610                              7,186,698         58,572,308         12.3%
                                 ----------------   ----------------    ---------------    ----------------
               Total           $    94,709,669    $     12,786,783    $    14,467,429    $    96,390,315
                                 ================   ================    ===============    ================

      Premium income:
       Life insurance          $       312,388    $         40,582    $        41,245    $       313,051         13.2%
       Accident/health                 728,972              43,047            128,820            814,745         15.8%
                                 ----------------   ----------------    ---------------    ----------------
               Total           $     1,041,360    $         83,629    $       170,065    $     1,127,796
                                 ================   ================    ===============    ================


6.    NET INVESTMENT INCOME AND NET REALIZED GAINS (LOSSES) ON INVESTMENTS

      The following table summarizes net investment income for the years ended December 31, 2004, 2003 and 2002:

                                                                               Year Ended December 31,
                                                                ------------------------------------------------------
                                                                     2004                2003               2002
                                                                ---------------     ---------------    ---------------
      Investment income:
       Fixed maturities and short-term investments           $       687,329     $       697,209    $       673,825
       Equity investments                                             10,749               4,703              3,272
       Mortgage loans on real estate                                 104,902              85,966             51,440
       Policy loans                                                  203,127             195,633            209,608
       Other                                                          64,916              37,254              5,236
                                                                ---------------     ---------------    ---------------
                                                                   1,071,023           1,020,765            943,381
      Investment expenses, including interest on
       amounts charged by related parties
        of $15,189, $14,345 and $14,976                               37,716              32,365             24,016
                                                                ---------------     ---------------    ---------------
      Net investment income                                  $     1,033,307     $       988,400    $       919,365
                                                                ===============     ===============    ===============



                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                      (In Thousands, Except Share Amounts)


     The following table summarizes net realized gains on investments for the years ended December 31, 2004, 2003 and 2002:

                                                                               Year Ended December 31,
                                                                ------------------------------------------------------
                                                                     2004                2003               2002
                                                                ---------------     ---------------    ---------------
      Net realized gains:
       Fixed maturities                                      $       34,960      $       26,621     $       33,455
       Equity investments                                             8,040               1,013              1,639
       Real estate and mortgage loans on real
          estate                                                      5,318               2,911              1,493
       Other                                                            (13)
       Provisions for mortgage impairments                            9,642               9,015              5,039
                                                                ---------------     ---------------    ---------------
      Net realized gains on investments                      $       57,947      $       39,560     $       41,626
                                                                ===============     ===============    ===============

7.     SUMMARY OF INVESTMENTS

       The following table summarizes fixed maturities and equity securities available-for-sale at December 31, 2004:

                                                              Gross              Gross             Estimated
                                         Amortized         Unrealized         Unrealized             Fair             Carrying
           Fixed Maturities:               Cost               Gains             Losses               Value              Value
      ----------------------------     --------------     --------------    ----------------     --------------     --------------
      U.S. Government and
       agencies direct
       obligations                  $     3,107,235    $      55,242     $        8,687       $      3,153,790   $     3,153,790
      Obligations of U.S.
       states and their
       subdivisions                       1,197,912           61,951              4,930              1,254,933         1,254,933
      Foreign government                     15,759              276                218                 15,817            15,817
      Corporate debt
       securities                         5,257,149          203,603             43,919              5,416,833         5,416,833
       Mortgage-backed and
       asset-backed
       securities                         3,332,857           65,994             21,634              3,377,217         3,377,217
      Other debt securities                  (1,457)                              2,091                 (3,548)           (3,548)
                                       --------------     --------------    ----------------     --------------     --------------
      Total fixed maturities        $    12,909,455    $     387,066     $       81,479       $     13,215,042   $    13,215,042
                                       ==============     ==============    ================     ==============     ==============
      Total equity
        Investments                 $       591,474    $      47,015     $        1,055       $        637,434   $       637,434
                                       ==============     ==============    ================     ==============     ==============



                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                      (In Thousands, Except Share Amounts)


     The following table summarizes fixed maturities and equity securities available for sale at December 31, 2003:

                                                              Gross              Gross             Estimated
                                         Amortized         Unrealized         Unrealized             Fair             Carrying
           Fixed Maturities:               Cost               Gains             Losses               Value              Value
      ----------------------------     --------------     --------------    ----------------     --------------     --------------
      U.S. Government and
       Agencies direct
       Obligations                  $     3,146,847    $      72,031     $       20,328       $      3,198,550   $     3,198,550
      Obligations of U.S.
       States and their
       Subdivisions                       1,133,234           79,323              4,204              1,208,353         1,208,353
      Foreign government                     58,211            1,191                940                 58,462            58,462
      Corporate debt
       Securities                         5,392,187          311,640            104,819              5,599,008         5,599,008
       Mortgage-backed and
       Asset-backed
       Securities                         3,025,297           84,057             35,196              3,074,158         3,074,158
      Other debt securities                   1,838                               3,805                 (1,967)           (1,967)
                                       --------------     --------------    ----------------     --------------     --------------
      Total fixed maturities        $    12,757,614    $     548,242     $      169,292       $     13,136,564   $    13,136,564
                                       ==============     ==============    ================     ==============     ==============
      Total equity
        Investments                 $       407,797    $      22,197     $        2,184       $        427,810   $       427,810
                                       ==============     ==============    ================     ==============     ==============

       See Note 9 for additional information on policies regarding estimated fair value of fixed maturities.

       The amortized cost and estimated fair value of fixed maturity investments at December 31, 2004 and 2003, by projected maturity, are shown in the table below. Actual maturities will likely differ from these projections because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                                            December 31, 2004                       December 31, 2003
                                                   -------------------------------------    -----------------------------------
                                                      Amortized           Estimated            Amortized          Estimated
                                                        Cost              Fair Value             Cost             Fair Value
                                                   ----------------    -----------------    ----------------    ---------------
       Due in one year or less                  $        824,954    $         851,869    $        684,947    $        710,287
       Due after one
         Year through five years                       2,989,404            3,069,032           3,351,405           3,495,805
       Due after five years
         Through ten years                             1,887,974            1,956,626           1,660,758           1,743,056
       Due after ten years                             1,893,175            1,952,856           1,940,424           1,966,535
       Mortgage backed and asset
        Backed securities                              5,313,948            5,384,659           5,120,080           5,220,881
                                                   ----------------    -----------------    ----------------    ---------------
                                                $     12,909,455    $      13,215,042    $     12,757,614    $     13,136,564
                                                   ================    =================    ================    ===============

       Mortgage-backed and asset-backed securities include collateralized mortgage obligations that consist primarily of sequential and planned amortization classes with final stated maturities of two to thirty years and expected average lives of less than one to fifteen years. Prepayments on all mortgage-backed securities are monitored monthly and amortization of the premium and/or the accretion of the discount associated with the purchase of such securities are adjusted by such prepayments.

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                      (In Thousands, Except Share Amounts)


       The following table summarizes information regarding the sales of fixed maturities for the years ended December 31, 2004, 2003 and 2002:


                                                                              Year Ended December 31,
                                                                -----------------------------------------------------
                                                                     2004                2003              2002
                                                                ---------------     ---------------    --------------
      Proceeds from sales                                    $      6,150,160    $      7,852,152   $     5,729,919
      Gross realized gains from sales                                 103,892              72,815            45,315
      Gross realized losses from sales                                (59,930)            (43,214)          (10,410)


       The Company makes limited use of derivative financial instruments to manage interest rate, market credit and foreign exchange risk associated with its invested assets. Derivatives are not used for speculative purposes.

       The Company controls the credit risk of its derivative contracts through credit approvals, limits and monitoring procedures. Risk of loss is generally limited to the fair value of derivative instruments and not to the notional or contractual amounts of the derivatives. As the Company generally enters into derivative transactions only with high quality institutions, no losses associated with non-performance of derivative financial instruments have occurred or are expected to occur.

       Fair value hedges - Written call options are used in conjunction with interest rate swap agreements to effectively convert fixed rate bonds to variable rate bonds as part of the Company's overall asset/liability matching program.

       The Company's use of derivatives treated as fair value hedges has been nominal in the last three years. Ineffective amounts had no material impact on net income for the years ended December 31, 2004, 2003 and 2002.

       Cash flow hedges - Interest rate swap agreements are used to convert the interest rate on certain debt securities from a floating rate to a fixed rate or vice versa. Interest rate caps are interest rate protection instruments that require the payment by a counter party to the Company of an interest rate differential only if interest rates rise to certain levels. The differential represents the difference between current interest rates and an agreed upon rate, the strike rate, applied to a notional principal amount. Foreign currency exchange contracts are used to hedge the foreign exchange rate risk associated with bonds denominated in other than U.S. dollars. Purchased put options are used to protect against significant drops in equity markets. Interest rate futures are used to hedge the interest rate risks of forecasted acquisitions of fixed rate fixed maturity investments.

       Hedge ineffectiveness in the amounts of $3,534, $125 and $177, determined in accordance with SFAS No. 133, was recorded as a decrease to net investment income for the years ended December 31, 2004, 2003 and 2002 respectively.

       Unrealized derivative gains and losses included in accumulated other comprehensive income are reclassified into earnings at the time interest income is recognized. Derivative gains in the amounts of $975, $1,024 and $563 were reclassified to net investment income in 2004, 2003 and 2002 respectively. As of December 31, 2004, the Company estimates that $1,410 of net derivative gains included in other comprehensive income will be reclassified into net investment income within the next twelve months.

       Derivatives not designated as hedging instruments - The Company attempts to match the timing of when interest rates are committed on insurance products and other new investments, however, timing differences may occur and can expose the Company to fluctuating interest rates. To offset this risk, the Company uses U.S. Treasury futures contracts. The Company also utilizes U.S. Treasury futures as a method of adjusting the duration of the overall portfolio.

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                      (In Thousands, Except Share Amounts)


       The Company also uses derivatives to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These securities, called replication synthetic asset transactions, are a combination of a derivative and a cash security to synthetically create a third replicated security. As of December 31, 2004, the Company has one such security that has been created through the combination of a credit default swap and a United States Government Agency security.

       The Company occasionally purchases a financial instrument that contains a derivative instrument that is "embedded" in the financial instrument. Upon purchasing the instrument, the Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to the economic characteristics of the remaining component of the financial instrument (i.e. the host contract) and whether a separate instrument with the same terms as the embedded instrument could meet the definition of a derivative instrument. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and carried at fair value.

       Although the above-mentioned derivatives are effective hedges from an economic standpoint, they do not meet the requirements for hedge accounting treatment under SFAS No. 133, as amended. As such, periodic changes in the market value of these instruments flow directly into net income. In 2004, 2003 and 2002, increases to net investment income of $4,043, $1,007 and $0 were recognized from market value changes of derivatives not receiving hedge accounting treatment, excluding the impact of the embedded derivative discussed in Note 2.

       The following tables summarize derivative financial instruments at December 31, 2004 and 2003:

T
                                                                       December 31, 2004
                                          ----------------------------------------------------------------------------
                                            Notional
                                             Amount                Strike / Swap Rate                  Maturity
                                          --------------     --------------------------------     --------------------
      Interest rate caps               $       300,000                   11.65%                      January 2005

                                                                                                    February 2006 -
      Interest rate swaps                      221,264                2.40% - 5.20%                   March 2031

                                                                                                    October 2005 -
      Credit default swaps                     145,085                     N/A                       November 2007

      Foreign currency                                                                                June 2005 -
       exchange contracts                       27,585                     N/A                       November 2006

      Options: Calls                            22,000                   Various                     February 2006

      Total return swap:
        Receivable for
           coinsurance with
           funds withheld                    1,087,416                  Variable                    Indeterminable



                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                      (In Thousands, Except Share Amounts)



                                                                       December 31, 2003
                                          ----------------------------------------------------------------------------
                                            Notional
                                             Amount                Strike / Swap Rate                  Maturity
                                          --------------     --------------------------------     --------------------
                                                                                                    February 2004 -
      Interest rate caps               $       617,000               7.91% - 11.65%                  January 2005

                                                                                                    January 2004 -
      Interest rate swaps                      331,334                1.03% - 4.50%                  November 2009

                                                                                                    October 2005 -
      Credit default swaps                     171,310                     N/A                       November 2007

      Foreign currency                                                                                June 2005 -
       exchange contracts                       27,585                     N/A                       November 2006

      Options:
          Calls                                 92,700                   Various                      May 2004 -
                                                                                                       June 2007
          Puts                                  15,000                   Various                      March 2007

      Total return swap:
        Receivable for
           coinsurance with
           funds withheld                    1,287,059                  Variable                    Indeterminable


     The following table summarizes information with respect to impaired mortgage loans at December 31, 2004 and 2003:


                                                                                            December 31,
                                                                                  ---------------------------------
                                                                                       2004              2003
                                                                                  ---------------    --------------
     Loans, net of related allowance for credit losses of
       $13,000 and $19,542                                                     $      8,700       $       7,680
     Loans with no related allowance for credit losses                                5,560
     Average balance of impaired loans during the year                               25,049              29,633
     Interest income recognized while impaired                                          890               1,350
     Interest income received and recorded while impaired
       using the cash basis method of recognition                                     1,029               1,405

     As part of an active loan management policy and in the interest of maximizing the future return of each individual loan, the Company may from time to time modify the original terms of certain loans. These restructured loans, all performing in accordance with their modified terms, aggregated $18,881 and $34,880 at December 31, 2004 and 2003, respectively.

     The following table summarizes activity in the allowance for mortgage loan credit losses for the years 2004, 2003 and 2002:

                                                                             Year Ended December 31,
                                                               -----------------------------------------------------
                                                                    2004                2003              2002
                                                               ---------------     ---------------    --------------
     Balance, beginning of year                             $      31,889       $       55,654     $       57,654
     Provisions reversed to operations                             (3,192)              (9,817)            (3,588)
     Amounts written off                                             (304)             (15,766)              (139)
     Recoveries                                                     1,946                1,818              1,727
                                                               ---------------     ---------------    --------------
     Balance, end of year                                   $      30,339      $        31,889     $       55,654
                                                               ===============     ===============    ==============

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                      (In Thousands, Except Share Amounts)


     The carrying value of the Company's equity investments was $637,434 and $427,810 at December 31, 2004 and 2003, respectively. At December 31, 2004 and 2003, the Company had an investment of $199,162 and $130,473, respectively, in an exchange-traded fund, which invests in corporate debt securities. Upon redemption of the fund, the Company has the option of receiving the underlying debt securities or the redemption value of the investment. At December 31, 2004 and 2003, the Company has invested $336,543 and $216,610, respectively in limited partnerships and limited liability corporations.

     The Company makes commitments to fund partnership interests in the normal course of its business. The amounts of unfunded commitments at December 31, 2004 and 2003 were $85,867 and $128,341, respectively.

     The Company participates in a securities lending program whereby securities, which are included in invested assets, are loaned to third parties. The Company requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. Securities with a cost or amortized cost of $336,949 and $288,834 and an estimated fair value of $340,755 and $299,521 were on loan under the program at December 31, 2004 and 2003, respectively. The Company was liable for collateral under its control of $349,913 and $317,376 at December 31, 2004 and 2003, respectively.

     Impairment of Fixed Maturities and Equity Investments - The Company classifies all of its fixed maturities and equity investments as available-for-sale and marks them to market through other comprehensive income. All securities with gross unrealized losses at the consolidated balance sheet date are subjected to the Company's process for identifying other-than-temporary impairments.

     The Company writes down to fair value securities that it deems to be other-than-temporarily impaired in the period the securities are deemed to be so impaired. The Company records writedowns as investment losses and adjusts the cost basis of the securities accordingly. The Company does not change the revised cost basis for subsequent recoveries in value.

     The assessment of whether an other-than-temporary impairment has occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors, as described below, about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential.

     Considerations used by the Company in the impairment evaluation process include, but are not limited to, the following:

     o    Fair value is significantly below cost.
     o The decline in fair value is attributable to specific adverse conditions affecting a particular instrument, its issuer, an industry or a geographic area.
     o    The decline in fair value has existed for an extended  period of time.
     o    A debt security has been downgraded by a rating agency.
     o    The financial condition of the issuer has deteriorated.
     o Dividends have been reduced/eliminated or scheduled interest payments have not been made.

     While all available information is taken into account, it is difficult to predict the ultimate recoverable amount of a distressed or impaired security.

     The Company's portfolio of fixed maturities fluctuates in value based upon interest rates in financial markets and other economic factors. These fluctuations, caused by market interest rate changes, have little bearing on whether or not the investment will be ultimately recoverable. Therefore, the Company considers these declines in value as temporary, even in periods exceeding one year.

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                      (In Thousands, Except Share Amounts)


     The following tables summarize unrealized investment losses by class of investment at December 31, 2004 and 2003. The Company considers these investments to be only temporarily impaired.


        December 31, 2004               Less than twelve months       Twelve months or longer                     Total
    --------------------------    ------------------------------   -------------------------------    ------------------------------
                                   Estimated       Unrealized         Estimated       Unrealized       Estimated        Unrealized
        Fixed Maturities:          Fair value         Loss           Fair value          Loss          Fair value          Loss
    --------------------------    -------------    ------------     --------------   -------------    -------------    -------------
    U.S. Government
      and agencies direct
      obligations              $       850,994  $       4,000    $       220,214          4,687    $    1,071,208   $        8,687
    Obligations of U.S.
      states and their
      subdivisions                     160,000          2,256            107,556          2,674           267,556            4,930
    Foreign government                  59,208            193              8,525             25            67,733              218
    Corporate debt
      securities                       643,064         17,054            600,119         26,865         1,243,183           43,919
    Mortgage-backed
      and asset-backed
      securities                       555,898          7,605            283,131         14,029           839,029           21,634
    Other debt securities               (3,547)         2,091                                              (3,547)           2,091
                                  -------------    ------------     --------------   -------------    -------------    -------------
    Total fixed maturities     $     2,265,617  $      33,199    $     1,219,545         48,280    $    3,485,162   $       81,479
                                  =============    ============     ==============   =============    =============    =============


        December 31, 2003               Less than twelve months       Twelve months or longer                     Total
    --------------------------    ------------------------------   -------------------------------    ------------------------------
                                   Estimated       Unrealized         Estimated       Unrealized       Estimated        Unrealized
        Fixed Maturities:          Fair value         Loss           Fair value          Loss          Fair value          Loss
    --------------------------    -------------    ------------     --------------   -------------    -------------    -------------
    U.S. Government
      and agencies direct
      obligations              $       472,620  $      20,149    $        30,791            179    $      503,411   $       20,328
    Obligations of U.S.
      states and their
      subdivisions                     160,668          3,947             16,679            257           177,347            4,204
    Foreign government                  26,133            940                                              26,133              940
    Corporate debt
      securities                     1,174,753         77,477            332,880         27,342         1,507,633          104,819
    Mortgage-backed
      and asset-backed
      securities                       404,762          7,150            247,056         28,046           651,818           35,196
    Other debt securities                                                (1,967)          3,805            (1,967)           3,805
                                  -------------    ------------     --------------   -------------    -------------    -------------
    Total fixed maturities     $     2,238,936  $     109,663    $       625,439         59,629    $    2,864,375   $      169,292
                                  =============    ============     ==============   =============    =============    =============


       At December 31, 2004 and 2003, there were 480 and 556 securities, respectively, that had been in a loss position for less than twelve months with carrying values of $2,265,617 and $2,238,936, respectively, and unrealized losses of $33,199 and $109,663, respectively. At December 31, 2004 and 2003 less than 1% were rated non-investment grade. The losses on these securities are primarily attributable to changes in market interest rates and changes in credit spreads since the securities were acquired.

       At December 31, 2004 and 2003, there were 410 and 123 securities, respectively, that had been in a continuous loss position for twelve months or longer with carrying values of $1,219,545 and $625,439, respectively, and unrealized losses of $48,280 and $59,629, respectively. The Company's impairment exposure is not concentrated in any one industry. At December 31, 2004, there are 14 airline industry securities on which $9,820 of impairment write-downs was recognized during 2004. For the years ended December 31, 2004 and 2003, mortgage-backed and asset-backed securities represent $14,029, or 29% and $28,046, or 47% of the unrealized losses, respectively. While the Company is in an unrealized loss position on these securities, payments continue to be made under their original terms. At December 31,

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                      (In Thousands, Except Share Amounts)


       2004, the Company has no information to cause it to believe that any of these investments are other than temporarily impaired.

       At December 31, 2004 and 2003, the Company had unrealized losses on equity investments of $1,055 and $2,184, respectively. The decrease reflects security dispositions in 2004 and the overall improvement in the equity markets. At December 31, 2004, the Company has no information to cause it to believe that any of these investments are other than temporarily impaired.

       For the years ended December 31, 2004 and 2003, the Company recorded total other-than-temporary impairments in the fair value of its available-for-sale investments of $13,167 and $14,197, respectively.

8.     COMMERCIAL PAPER

       The Company has a commercial paper program that is partially supported by a $50,000 standby letter-of-credit.

       The following table provides information regarding the Company's commercial paper program at December 31, 2004 and 2003:


                                                                     December 31,
                                                -------------------------------------------------------
                                                          2004                          2003
                                                -------------------------     -------------------------
       Commercial paper outstanding            $           95,044            $           96,432
       Maturity range (days)                              10 - 66                        9 - 86
       Interest rate range                             2.18% - 2.50%                 1.18% - 1.20%

9.     ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

       The following table summarizes the carrying amount and estimated fair value of the Company's financial instruments at December 31, 2004 and 2003:

                                                                            December 31,
                                              -------------------------------------------------------------------------
                                                            2004                                   2003
                                              ----------------------------------     ----------------------------------
                                                 Carrying          Estimated           Carrying           Estimated
                                                  Amount           Fair Value           Amount            Fair Value
                                              ---------------    ---------------     --------------     ---------------
      ASSETS:
       Fixed maturities and
        short-term investments             $     13,923,843   $     13,923,843    $     13,988,762   $     13,988,762
       Equity investments                           637,434            637,434             427,810            427,810
       Mortgage loans on real estate
                                                  1,543,507          1,511,437           1,893,724          1,871,373
       Policy loans                               3,548,225          3,548,225           3,389,534          3,389,534
       Reinsurance receivables                    1,333,349          1,333,349           1,632,883          1,632,883

      LIABILITIES:
       Annuity contract reserves
        without life contingencies                4,831,428          4,833,755           5,157,776          5,245,946
       Policyholders' funds                         327,409            327,409             330,123            330,123
       Due to GWL                                    26,659             27,510              30,950             32,591
       Due to GWL&A Financial                       194,164            194,164             175,691            178,421
       Commercial paper                              95,044             95,044              96,432             96,432
       Repurchase agreements                        563,247            563,247             389,715            389,715


                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                      (In Thousands, Except Share Amounts)


       The estimated fair values of financial instruments have been determined using available information and appropriate valuation methodologies. However, considerable judgment is required to interpret market data to develop estimates of fair value. Accordingly, the estimates presented are not necessarily indicative of the amounts the Company could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

       The estimated fair value of fixed maturities and equity investments that are publicly traded are obtained from an independent pricing service. To determine fair value for fixed maturities and equity investments not actively traded, the Company utilizes discounted cash flows calculated at current market rates on investments of similar quality and term.

       Mortgage loan fair value estimates generally are based on discounted cash flows. A discount rate "matrix" is incorporated whereby the discount rate used in valuing a specific mortgage generally corresponds to that mortgage's remaining term and credit quality. The rates selected for inclusion in the discount rate "matrix" reflect rates that the Company would quote if placing loans representative in size and quality to those currently in the portfolio.

       Policy loans accrue interest generally at variable rates with no fixed maturity dates and therefore, estimated fair value approximates carrying value.

       The estimated fair value and carrying amount of reinsurance receivables includes $13,372 and $20,416 at December 31, 2004 and 2003, respectively, representing the estimated fair value of the embedded derivative associated with the Company's reinsurance receivable under its coinsurance with funds withheld agreement with the United States branch of CLAC. Valuation of the derivative is based on the estimated fair value of the segregated pool of assets from which the Company derives its return on the reinsurance receivable.

       The estimated fair value of annuity contract reserves without life contingencies is estimated by discounting the cash flows to maturity of the contracts utilizing current crediting rates for similar products.

       The estimated fair value of policyholders' funds is the same as the carrying amount as the Company can change the crediting rates with 30 days notice.

       The estimated fair value of due to GWL&A Financial and GWL is based on discounted cash flows at current market rates on high quality investments.

       The carrying value of repurchase agreements and commercial paper is a reasonable estimate of fair value due to the short-term nature of the liabilities.

       Included in fixed maturities and short-term investments are derivative financial instruments with a net liability position of $16,630 in 2004 and $1,967 in 2003. The estimated fair value of over-the-counter derivatives, primarily consisting of interest rate swaps which are held for other than trading purposes, is the estimated amount the Company would receive or pay to terminate the agreement at each year-end, taking into consideration current interest rates and other relevant factors.

10.    EMPLOYEE BENEFIT PLANS

       The following table summarizes changes for the years ended December 31, 2004, 2003 and 2002 in the benefit obligations and in plan assets for the Company's defined benefit pension plan and its unfunded post-retirement medical plan:

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                      (In Thousands, Except Share Amounts)



                                             Defined Benefit Pension Plan                    Post-Retirement Medical Plan
                                               Year Ended December 31,                          Year Ended December 31,
                                      -------------------------------------------     --------------------------------------------
                                         2004           2003            2002            2004             2003             2002
                                      -----------     ----------     ------------     ----------     -------------     -----------
      Change in projected
       benefit obligation:
      Benefit obligation at
       beginning of year           $    212,963    $    186,047   $     150,521    $      44,105  $      31,242     $     57,861
      Service cost                        8,576           8,269           8,977            2,891          2,046            3,516
      Interest cost                      13,317          12,275          11,407            2,735          2,269            3,138
      Amendments                                                            827                                          (22,529)
      Actuarial (gain) loss               9,781          12,746          20,679            1,482          9,614           (9,814)
      Benefits paid                      (6,613)         (6,374)         (6,364)          (1,139)       (1,066)             (930)
                                      -----------     ----------     ------------     ----------     -------------     -----------
      Benefit obligation at
       end of year                 $    238,024    $    212,963   $     186,047    $      50,074  $      44,105     $     31,242
                                      ===========     ==========     ============     ==========     =============     ===========



                                              Defined Benefit Pension Plan
                                                Year Ended December 31,
                                       -----------------------------------------
                                          2004           2003            2002
                                       -----------     ----------     ----------
      Change in plan assets:
      Fair value of plan
       assets at beginning
       of year                      $    189,319    $  163,316     $  187,661
      Actual return on plan
       assets                             13,058        32,377        (17,981)
      Employer contributions               3,200
      Benefits paid                       (6,613)       (6,374)        (6,364)
                                       -----------     ----------     ----------
      Fair value of plan
        assets at end of year       $    198,964    $  189,319     $  163,316
                                       ===========     ==========     ==========

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                      (In Thousands, Except Share Amounts)




                                              Defined Benefit Pension Plan                   Post-Retirement Medical Plan
                                                Year Ended December 31,                        Year Ended December 31,
                                       -------------------------------------------    -------------------------------------------
                                          2004           2003            2002            2004            2003            2002
                                       -----------     ----------     ------------    -----------     -----------     -----------
      Funded (unfunded)
       status                       $    (39,060)   $    (23,643)  $     (22,730)  $    (50,074)   $     (44,105)  $    (31,242)
      Unrecognized net
       actuarial loss                     50,682          41,777          51,943         14,532           13,715          4,361
      Unrecognized prior
       service cost                        1,464           2,095           2,727         (7,965)          (8,679)        (9,392)
      Unrecognized net
       obligation or (asset)
       at transition                     (10,599)        (12,113)        (13,627)
                                       -----------     ----------     ------------    -----------     -----------     -----------
       Prepaid (accrued)
        benefit cost                       2,487           8,116          18,313        (43,507)         (39,069)       (36,273)
      Additional minimum
       liability                         (24,158)        (16,419)        (22,549)
                                       -----------     ----------     ------------    -----------     -----------     -----------
      Prepaid benefit cost
       (accrued benefit
       liability)                        (21,671)         (8,303)         (4,236)       (43,507)         (39,069)       (36,273)
      Intangible asset                     1,464           2,095           2,727
       Accumulated other
       comprehensive
       income adjustments                 22,694          14,324          19,822
                                       -----------     ----------     ------------    -----------     -----------     -----------
      Net amount recognized         $      2,487    $      8,116   $      18,313   $    (43,507)   $     (39,069)  $    (36,273)
                                       ===========     ==========     ============    ===========     ===========     ===========

      Increase (decrease) in
       minimum liability
       included in other
       comprehensive
       income                       $     (5,440)   $      3,573   $     (12,884)
                                       ===========     ==========     ============




                                                         Expected Benefit Payments Year Ended December 31,
                                    ---------------------------------------------------------------------------------------------
                                                                                                                         2010
                                                                                                                        through
                                          2005           2006            2007            2008            2009            2014
                                       -----------     ----------     ------------    -----------     -----------     -----------
      Defined benefit
        pension plan                $      7,567    $      7,881   $       8,341   $      8,968    $       9,682   $     61,557
      Post-retirement
        medical plan                       1,381           1,658           1,937          2,216            2,487         17,669


      During 2003, Congress passed the Medicare Prescription Drug, Improvement, and Modernization Act of 2003 (the "Act"), which made significant changes to the federal Medicare Program. The Act provides for drug benefits under a new Medicare Part D program.

      The measurement of the accumulated post-retirement benefit obligation and the net post-retirement benefit cost included in these financial statements do not reflect the effects that this legislation may have on the plan. Authoritative guidance on the accounting for this issue is currently pending and when issued, could require the Company to revise previously reported information.

      The accumulated benefit obligation for all defined benefit pension plans was $220,635 and $197,623 at December 31, 2004 and 2003, respectively.

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                      (In Thousands, Except Share Amounts)


      The following table presents the components of net periodic benefit cost for the years ended December 31, 2004, 2003 and 2002:


                                                       Years Ended December 31,                   Years Ended December 31,
                                                     Defined Benefit Pension Plan               Post-Retirement Medical Plan
                                              -------------------------------------------    -----------------------------------
                                                 2004             2003           2002          2004         2003         2002
                                              ------------     -----------    -----------    ---------    ---------     --------
      Components of net periodic
       benefit cost:
      Service cost                         $      8,576     $      8,269   $      8,977   $    2,891   $    2,046    $     3,516
      Interest cost                              13,317           12,275         11,406        2,735        2,269          3,138
      Expected return on
       plan assets                              (14,933)         (12,954)       (14,782)
      Amortization of transition
       obligation                                (1,514)          (1,514)        (1,514)                                     808
      Amortization of unrecognized
       prior service costs                          632              632            632         (713)        (713)           161
      Amortization of gain from
       earlier periods                            2,751            3,489                         664          261
                                              ------------     -----------    -----------    ---------    ---------     --------
      Net periodic benefit cost            $      8,829     $     10,197   $      4,719   $    5,577   $    3,863    $     7,623
                                              ============     ===========    ===========    =========    =========     ========

      The following table presents the assumptions used in determining benefit obligations for the years ended
      December 31, 2004, 2003 and 2002:

                                                           Pension Benefits                     Post-Retirement Medical Plan
                                              -------------------------------------------    -----------------------------------
                                                 2004             2003           2002          2004         2003         2002
                                              ------------     -----------    -----------    ---------    ---------     --------
      Discount rate                              6.00%            6.25%         6.75%          6.00%        6.25%         6.75%
      Expected return on
       plan asset                                8.00%            8.00%         8.00%
      Rate of compensation
       increase                                  3.19%           3.44%          3.92%         3.19%        3.44%          3.92%

       The Company-sponsored post-retirement medical plan (the "medical plan") provides health benefits to retired employees. The medical plan is contributory and contains other cost sharing features, which may be adjusted annually for the expected general inflation rate. The Company's policy is to fund the cost of the medical plan benefits in amounts determined at the discretion of management. The Company made no contributions to this plan in 2004, 2003 or 2002.

       Assumed health care cost trend rates have a significant effect on the amounts reported for the medical plan. For measurement purposes, a 10% annual rate of increase in the per capita cost of covered health care benefits was assumed and that the rate would gradually decrease to a level of 5.25% by 2014. Additionally, it was assumed that the Company's cost for retirees eligible for health care benefits under Medicare would be limited to an increase of 3% starting in 2003, due to a plan change.

       The following table presents what a one-percentage-point change would have on assumed health care cost trend rates:

                                                                                One Percentage            One Percentage
                                                                                Point Increase            Point Decrease
                                                                             ----------------------    ---------------------
      Increase (decrease) on total of service and interest cost
       on components                                                      $               529       $              (451)
      Increase (decrease) on post-retirement benefit obligation                         4,211                    (2,692)


                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                      (In Thousands, Except Share Amounts)


       The following table presents how the Company's pension plan assets are invested at December 31, 2004 and 2003:

                                                                                             December 31,
                                                                             ----------------------------------------------
                        Asset Category:                                              2004                     2003
                                                                             ----------------------    --------------------
                          Equity securities                                            64%                     61%
                          Debt securities                                              29%                     25%
                          Other                                                         7%                     14%
                                                                             ----------------------    --------------------
                                 Total                                                100%                    100%
                                                                             ======================    ====================

       The following table presents the Company's target allocation for invested plan assets at December 31, 2005:

                        Asset Category:                                          December 31, 2005
                                                                             --------------------------
                          Equity securities                                              60%
                          Debt securities                                                30%
                          Other                                                          10%
                                                                             --------------------------
                                 Total                                                  100%
                                                                             ==========================

       The Company does not expect to make contributions to its pension plan in 2005.

       The discount rate has been set based on the rates of return on high-quality fixed-income investments currently available and expected to be available during the period the benefits will be paid. In particular, the yields on bonds rated AA or better on the measurement date have been used to set the discount rate.

       The investment objective is to provide an attractive risk-adjusted return that will ensure the payment of benefits while protecting against the risk of substantial investment losses. Correlations among the asset classes are used to identify an asset mix that the Company believes will provide the most attractive returns. Long-term return forecasts for each asset class using historical data and other qualitative considerations to adjust for projected economic forecasts are used to set the expected rate of return for the entire portfolio.

       The Company sponsors a defined contribution 401(k) retirement plan, which provides eligible participants with the opportunity to defer up to 50% of base compensation. The Company matches 50% of the first 5% of participant pre-tax contributions for employees hired before January 1, 1999. For all other employees, the Company matches 50% of the first 8% of participant pre-tax contributions. Company contributions for the years ended December 31, 2004, 2003 and 2002 totaled $7,363, $6,646 and $7,257, respectively.

       The Company has an executive deferred compensation plan providing key executives with the opportunity to participate in an unfunded deferred compensation program. Under the program, participants may defer base compensation and bonuses and earn interest on the amounts deferred. The program is not qualified under Section 401 of the Internal Revenue Code.

       Participant deferrals, which are reflected in other liabilities, are $16,810 and $15,350 at December 31, 2004 and 2003, respectively. The participant deferrals earned interest at the average rate of 6.56% during 2004. The interest rate is based on the Moody's Average Annual Corporate Bond Index rate plus 0.45% for actively employed participants and fixed rates ranging from 7.25% to 8.3% for retired participants. Interest expense related to this plan was $1,184, $1,087 and $1,085 for the years ended December 31, 2004, 2003 and 2002, respectively.

       The Company has a deferred compensation plan for regional sales managers and individual sales managers and a deferred compensation plan for producers providing select regional group managers, individual sales managers and producers with the opportunity to participate in an unfunded deferred

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                      (In Thousands, Except Share Amounts)



       compensation program. Under this program, participants may defer compensation and earn interest on the amounts deferred. The program is not qualified under Section 401 of the Internal Revenue Code.

       Effective January 1, 2005, this program will no longer accept deferrals. Participant deferrals, which are reflected in other liabilities, are $6,339 and $6,576 at December 31, 2004 and 2003, respectively. The participant deferrals earned interest at the average rate of 4.50% during 2004. The interest rate is based on an annual rate determined by the Company. The interest expense related to this plan was $291, $362 and $ 374 for the years ended December 31, 2004, 2003 and 2002, respectively.

       The Company has a non-qualified deferred compensation plan providing a select group of management or highly compensated individuals with the opportunity to participate in an unfunded deferred compensation program. Under the program, participants may defer a portion of their compensation and earn interest on the amount deferred. The program is not qualified under Section 401 of the Internal Revenue Code.

       Participant deferrals, which are reflected in other liabilities, are $9,246 and $8,435 at December 31, 2004 and 2003, respectively. Participant deferrals earned interest at rates ranging from 1.11% to 20.84% during 2004. The interest rate is based on the rates earned on the investments elected by the participants.

       The Company also provides a supplemental executive retirement plan to certain key executives. This plan provides key executives with certain benefits upon retirement, disability or death based upon total compensation. The Company has purchased individual life insurance policies with respect to each employee covered by this plan. The Company is the owner and beneficiary of the insurance contracts. The expense for this plan was $2,966, $3,073 and 2,494 for the years ended December 31, 2004, 2003 and 2002, respectively. The total liability of $27,185 and $24,942 at December 31, 2004 and 2003, respectively, is included in other liabilities.

11.    FEDERAL INCOME TAXES

       The following table presents a reconciliation between the statutory federal income tax rate and the Company's effective income tax rate for the years 2004, 2003 and 2002:


                                                                      2004                  2003                  2002
                                                                -----------------     -----------------      ----------------
      Statutory federal income tax rate                                35.0        %        35.0          %        35.0         %
      Tax effect of:
       Reduction in tax contingency                                    (0.3)                (2.1)                  (3.3)
       Investment income not subject to federal tax                    (1.3)                (2.1)                  (1.4)
       Tax credits                                                     (2.4)                                       (0.2)
       Other, net                                                        .5                  1.8                    1.4
                                                                -----------------     -----------------      ----------------
       Effective income tax rate                                       31.5        %        32.6          %        31.5         %
                                                                =================     =================      ================

       The Company has reduced its liability in each of the last three years for tax contingencies due to the completion of Internal Revenue Service examinations.

       Deferred income taxes represent the tax effect of the differences between the book and tax bases of assets and liabilities. The tax effect of temporary differences, which give rise to the deferred tax assets and liabilities as of December 31, 2004 and 2003 are as follows:

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                      (In Thousands, Except Share Amounts)




                                                                                   December 31,
                                                      ------------------------------------------------------------------------
                                                                    2004                                  2003
                                                      ----------------------------------    ----------------------------------
                                                         Deferred          Deferred           Deferred            Deferred
                                                           Tax                Tax                Tax                Tax
                                                          Asset            Liability            Asset            Liability
                                                      ---------------    --------------     --------------     ---------------
      Policyholder reserves                        $      334,357     $                  $       358,014    $
      Deferred policy acquisition costs                                      127,563                                 96,067
      Deferred acquisition cost proxy tax                 137,867                                126,662
      Investment assets                                                      242,297                                277,358
      Other                                                36,481                                  8,720
                                                      ---------------    --------------     --------------     ---------------
               Total deferred taxes                $      508,705     $      369,860     $       493,396    $       373,425
                                                      ===============    ==============     ==============     ===============

       Amounts included for investment assets above include $75,726 and $74,326 related to the unrealized gains on the Company's fixed maturities available-for-sale at December 31, 2004 and 2003, respectively.

       Under pre-1984 life insurance company income tax laws, a portion of a life insurance company's gain from operations was not subject to current income taxation but was accumulated, for tax purposes, in a memorandum account designated as "policyholders' surplus account." The aggregate accumulation in the account at December 31, 2004 is $7,742 and the Company does not anticipate any transactions, which would cause any part of the amount to become taxable. Accordingly, no provision has been made for possible future federal income taxes on this accumulation.

12.    OTHER COMPREHENSIVE INCOME


       The following table presents the composition of other comprehensive income for the year ended December 31, 2004:


                                                                                      Tax
                                                                Before Tax          (Expense)           Net of Tax
                                                                  Amount             Benefit              Amount
                                                           -----------------    -----------------    -----------------
      Unrealized gains on available-for-sale
       securities:
      Net changes during the year related to
       cash flow hedges                                 $         7,326      $        (2,564)     $        4,762
      Unrealized holding gains (losses) arising
       during the period                                        (12,706)               4,448              (8,258)
      Less: reclassification adjustment for
       (gains) losses realized in net income                    (35,908)              12,567             (23,341)
                                                           -----------------    -----------------    -----------------
      Net unrealized gains (losses)                             (41,288)              14,451             (26,837)
      Reserve and deferred policy acquisition costs
       adjustment                                                35,773              (12,521)             23,252
                                                           -----------------    -----------------    -----------------
      Net unrealized gains (losses)                              (5,515)               1,930              (3,585)
      Minimum pension liability adjustment                       (8,370)               2,930              (5,440)
                                                           -----------------    -----------------    -----------------
      Other comprehensive income (loss)                 $       (13,885)     $         4,860      $       (9,025)
                                                           =================    =================    =================



                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                      (In Thousands, Except Share Amounts)



      The following table presents the composition of other comprehensive income for the year ended December 31, 2003:

                                                                                      Tax
                                                               Before-Tax           (Expense)           Net-of-Tax
                                                                Amount               Benefit              Amount
                                                           -----------------    -----------------    -----------------
      Unrealized gains on available-for-sale
       securities:
      Net changes during the year related to
       cash flow hedges                                 $        (18,159)    $          6,356     $        (11,803)
      Unrealized holding gains (losses) arising
       during the period                                          12,967               (4,538)               8,429
      Less:  reclassification adjustment for
       (gains) losses realized in net income                     (22,824)               7,989              (14,835)
                                                           -----------------    -----------------    -----------------
      Net unrealized gains (losses)                              (28,016)               9,807              (18,209)
      Reserve and deferred policy acquisition costs
       adjustment                                                (12,553)               4,393               (8,160)
                                                           -----------------    -----------------    -----------------
      Net unrealized gains (losses)                              (40,569)              14,200              (26,369)
      Minimum pension liability adjustment                         5,498               (1,925)               3,573
                                                           -----------------    -----------------    -----------------
      Other comprehensive income (loss)                 $        (35,071)    $         12,275     $        (22,796)
                                                           =================    =================    =================

      The following table presents the composition of other comprehensive income for the year ended December 31, 2002:

                                                                                      Tax
                                                               Before-Tax           (Expense)           Net-of-Tax
                                                                 Amount             or Benefit            Amount
                                                           -----------------    -----------------    -----------------
      Unrealized gains on available-for-sale
       securities:
      Net changes during the year related to
       cash flow hedges                                 $        (7,486)     $         2,620      $         (4,866)
      Unrealized holding gains (losses) arising
       during the period                                        192,079              (67,290)              124,789
      Less:  reclassification adjustment for
        (gains) losses realized in net income                    (8,004)               2,802                (5,202)
                                                           -----------------    -----------------    -----------------
      Net unrealized gains (losses)                             176,589              (61,868)              114,721
      Reserve and deferred policy acquisition
       costs adjustment                                         (42,681)              14,953               (27,728)
                                                           -----------------    -----------------    -----------------
      Net unrealized gains (losses)                             133,908              (46,915)               86,993
      Minimum pension liability adjustment                      (19,822)               6,938               (12,884)
                                                           -----------------    -----------------    -----------------
      Other comprehensive income (loss)                 $       114,086      $       (39,977)     $         74,109
                                                           =================    =================    =================


13.    STOCKHOLDER'S EQUITY, DIVIDEND RESTRICTIONS AND OTHER MATTERS

       At December 31, 2004 and 2003, the Company had 1,500 authorized shares each of Series A, Series B, Series C and Series D cumulative preferred stock; and 2,000,000 authorized shares of non-cumulative preferred stock.

       Dividends in the amount of $163,230, $75,711 and $170,572, were paid on common stock in 2004, 2003 and 2002, respectively. Dividends are paid as determined by the Board of Directors, subject to restrictions as discussed below. The Company's net income and capital and surplus, as determined in accordance with statutory accounting principles and practices, for years ended December 31, 2004, 2003 and 2002 are as follows:

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                      (In Thousands, Except Share Amounts)



                                                     Year Ended December 31,
                                     --------------------------------------------------------
                                          2004                 2003                2002
                                     ----------------    -----------------    ---------------
                                       (Unaudited)
      Net income (loss)           $        402,341    $        (75,626)    $       205,749
      Capital and surplus                1,477,425           1,281,191           1,292,292


       The maximum amount of dividends, which can be paid to stockholders by insurance companies domiciled in the State of Colorado, is subject to restrictions relating to statutory surplus and statutory net gain from operations. Unaudited statutory surplus and net gains from operations at December 31, 2004 were $1,477,425 and 496,470, respectively. The Company should be able to pay up to $496,470 (unaudited) of dividends in 2005.

14.    STOCK OPTIONS

       The Parent has a stock option plan (the "Lifeco plan") that provides for the granting of options of its common shares to certain officers and employees of its subsidiaries, including the Company. Options may be granted with exercise prices not less than the market price on the date of the grant. Termination of employment prior to vesting results in the forfeiture of the options. The stock of Power Financial Corporation ("PFC"), which is the parent corporation of Lifeco, and Lifeco split on July 21, 2004 and October 4, 2004, respectively. All prior year numbers have been restated to reflect the stock splits. As of December 31, 2004, 2003 and 2002, stock available for award to Company employees under the Lifeco plan aggregated 5,588,588, 6,068,688 and 7,834,688 shares, respectively.

       The Lifeco plan provides for the granting of options with varying terms and vesting requirements. The majority of basic options under the Lifeco plan vest and become exercisable twenty percent per year commencing on the first anniversary of the grant and expire ten years from the date of grant. Other basic options vested and became exercisable one-third per year commencing on various dates from December 31, 2000 to September 30, 2004 and expire ten years from the date of grant. Variable options granted to Company employees totaling 556,000 and 3,664,000 in 1998 and 1997, respectively, became exercisable, if certain cumulative financial targets were attained by the end of 2001. A total of 351,022 options vested and became exercisable. The exercise period runs from June 26, 2007

       Additional variable options granted in 2004, 2003, 2001, 2000 and 1998 totaling 0, 200,000, 160,000, 240,000 and 760,000 shares, respectively, become exercisable if certain sales or financial targets are attained. During 2004, 2003 and 2002, none of these options vested and accordingly, the Company did not recognize compensation expense. If exercisable, the exercise period expires ten years from the date of grant.

       The following table summarizes the status of, and changes in, the Lifeco plan options granted to Company employees which are outstanding and the weighted-average exercise price (the "WAEP") for 2004, 2003 and 2002. As the options granted relate to Canadian stock, the values, which are presented in U.S. dollars, will fluctuate as a result of exchange rate fluctuations:


                                                 2004                           2003                          2002
                                       --------------------------     --------------------------   ----------------------------
                                         Options          WAEP          Options         WAEP         Options           WAEP
       ---------------------------     -------------     ---------    ------------    ----------   -------------     ----------
       Outstanding, Jan. 1                 7,754,314 $     8.09         8,894,290 $     6.83        12,796,298   $     5.83
         Granted                             242,000      18.96         1,706,000     13.41           349,000        11.08
         Exercised                         1,248,834       6.65           972,352      5.43         2,718,982         3.58
         Expired or canceled                 473,276      14.36         1,873,624      6.98         1,532,026         5.51
                                       ------------     ---------      ----------    ----------   -------------     ----------
       Outstanding, Dec 31                 6,274,204 $    11.87         7,754,314 $   10.29         8,894,290   $     6.83
                                       =============    =========     ===========    ==========   =============     ==========

         Options exercisable
         At year-end                      4,195,804  $     9.98          4,554,584 $     8.09         4,243,276   $     5.84
                                       ============     =========     ============    ==========   =============     ==========



                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                      (In Thousands, Except Share Amounts)


                                                 2004                           2003                           2002
                                         Options          WAEP          Options         WAEP          Options          WAEP
       Weighted average
         fair value of
         options granted
         during year               $      4.80                    $      3.49                    $     3.73
                                       ============                   ============                  ============

       The following table summarizes the range of exercise prices for outstanding Lifeco common stock options granted to Company employees at December 31, 2004:


                                                    Outstanding                                   Exercisable
                                 --------------------------------------------------     ---------------------------------
                                                       Average          Average                               Average
             Exercise                Options             Life           Exercise            Options           Exercise
           Price Range             Outstanding        Remaining          Price            Outstanding          Price
       ---------------------     ----------------    -------------    -------------     ----------------    -------------
          $3.53 - $6.76                686,800           1.93      $       4.84               686,800    $        4.84
          $8.42 - $11.22             2,494,304           4.99              9.24             2,401,704             9.25
         $14.28 - $20.93             3,093,100           7.60             15.55             1,107,300            14.75

       Of the exercisable Lifeco options, 3,870,404 relate to fixed option grants and 325,400 relate to variable grants.

       Power Financial Corporation ("PFC"), which is the parent corporation of Lifeco, has a stock option plan (the "PFC plan") that provides for the granting of options for its common shares to key employees of PFC and its affiliates. Prior to the creation of the Lifeco plan in 1996, certain officers of the Company participated in the PFC plan.

       The following table summarizes the status of, and changes in, the PFC plan options granted to Company officers and their WAEP for 2004, 2003 and 2002. As the options granted relate to Canadian stock, the values, which are presented in U.S. dollars, will fluctuate as a result of exchange rate fluctuations:


                                                2004                         2003                          2002
                                       ------------------------    --------------------------    --------------------------
                                         Options        WAEP         Options          WAEP         Options          WAEP
                                       ------------   ---------    -------------    ---------    -------------    ---------
      Outstanding, Jan 1,                    0      $    0.00            0       $     0.00           140,000  $     1.08
        Exercised                            0           0.00            0             0.00          (140,000)       1.11
                                       ------------   ---------    -------------    ---------    -------------    ---------
      Outstanding, Dec 31,                   0           0.00            0       $     0.00                 0  $     0.00
                                       ============   =========    =============    =========    =============    =========
      Options exercisable
        at year-end                          0      $    0.00            0       $     0.00                 0  $     0.00
                                       ------------   ---------    -------------    ---------    -------------    ---------

       The fair value of each option grant was estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions:

                                                                   Granted During The Year Ended December 31,
                                                             --------------------------------------------------------
                                                                  2004                 2003                2002
                                                             ----------------    -----------------    ---------------
      Dividend yield                                              2.58%                 2.81%              2.45%
      Expected volatility                                        24.64%                26.21%             31.67%
      Risk free interest rate                                     4.33%                 4.48%              5.13%
      Expected duration                                         6.7 years            7 years             7 years

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                      (In Thousands, Except Share Amounts)


15.    SEGMENT INFORMATION

       The Company has two reportable segments: Great-West Healthcare and Financial Services. The Great-West Healthcare segment markets group life and health insurance to small and mid-sized corporate employers. The Financial Services segment markets and administers savings products to individuals, public and not-for-profit employers and corporations, and offers life insurance products to individuals and businesses. The Company's reportable segments are strategic business units that offer different products and services. They are managed separately as each segment has unique distribution channels.

       The accounting policies of the segments are the same as those described in Note 1. The Company evaluates performance of its reportable segments based on their profitability from operations after income taxes.

       The Company's operations are not materially dependent on one or a few customers, brokers or agents.

       The following table summarizes segment financial information for the year ended and as of December 31, 2004:


                                                                               Year Ended December 31, 2004
                                                              ---------------------------------------------------------------
                                                                 Great-West             Financial
      Operations:                                                Healthcare              Services                Total
                                                              ------------------    -------------------    ------------------
      Revenue:
       Premium income                                      $        261,957      $        311,303       $         573,260
       Fee income                                                   649,113               266,531                 915,644
       Net investment income                                         46,253               987,054               1,033,307
       Realized investment gains                                     15,248                42,699                  57,947
                                                              ------------------    -------------------    ------------------
      Total revenue                                                 972,571             1,607,587               2,580,158
                                                              ------------------    -------------------    ------------------
      Benefits and Expenses:
       Benefits                                                      68,306             1,067,499               1,135,805
       Operating expenses                                           680,563               287,150                 967,713
                                                              ------------------    -------------------    ------------------
      Total benefits and expenses                                   748,869             1,354,649               2,103,518
                                                              ------------------    -------------------    ------------------
      Net operating income before income taxes                      223,702               252,938                 476,640
      Income taxes                                                   74,541                75,679                 150,220
                                                              ------------------    -------------------    ------------------
      Net income                                           $        149,161      $        177,259       $         326,420
                                                              ==================    ===================    ==================

                                                                                    December 31, 2004
                                                              ---------------------------------------------------------------
      Assets:                                                    Great-West             Financial
                                                                 Healthcare              Services                Total
                                                              ------------------    -------------------    ------------------
      Investment assets                                    $        1,564,644    $       18,088,365     $      19,653,009
      Other assets                                                    274,914             2,982,571             3,257,485
      Separate account assets                                                            14,155,397            14,155,397
                                                              ------------------    -------------------    ------------------
      Total assets                                         $        1,839,558    $       35,226,333     $      37,065,891
                                                              ==================    ===================    ==================



                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                      (In Thousands, Except Share Amounts)



      The following table summarizes segment financial information for the year ended and as of December 31, 2003:

                                                                               Year Ended December 31, 2003
                                                              ---------------------------------------------------------------
                                                                 Great-West             Financial
      Operations:                                                Healthcare              Services                Total
                                                              ------------------    -------------------    ------------------
      Revenue:
       Premium income                                      $         838,194     $        1,414,703     $       2,252,897
       Fee income                                                    607,369                232,703               840,072
       Net investment income                                          72,191                916,209               988,400
       Realized investment gains                                      10,340                 29,220                39,560
                                                              ------------------    -------------------    ------------------
      Total revenue                                                1,528,094              2,592,835             4,120,929
                                                              ------------------    -------------------    ------------------
      Benefits and Expenses:
       Benefits                                                      567,603              2,116,001             2,683,604
       Operating expenses                                            699,146                266,538               965,684
                                                              ------------------    -------------------    ------------------
      Total benefits and expenses                                  1,266,749              2,382,539             3,649,288
                                                              ------------------    -------------------    ------------------

      Net operating income before income taxes                       261,345                210,296               471,641
      Income taxes                                                    88,104                 65,516               153,620
                                                              ------------------    -------------------    ------------------
      Net income                                           $         173,241     $          144,780     $         318,021
                                                              ==================    ===================    ==================

                                                                                    December 31, 2003
                                                              ---------------------------------------------------------------

      Assets:                                                    Great-West             Financial
                                                                 Healthcare              Services                Total
                                                              ------------------    -------------------    ------------------
      Investment assets                                    $       1,351,871     $       18,347,959     $      19,699,830
      Other assets                                                   275,005              3,459,820             3,734,825
      Separate account assets                                                            13,175,480            13,175,480
                                                              ------------------    -------------------    ------------------
      Total assets                                         $       1,626,876     $       34,983,259     $      36,610,135
                                                              ==================    ===================    ==================

       The following table summarizes segment financial information for the year ended and as of December 31, 2002:

                                                                              Year Ended December 31, 2002
                                                             ---------------------------------------------------------------
                                                                Great-West              Financial
      Operations:                                               Healthcare              Services                Total
                                                             ------------------     ------------------     -----------------
      Revenue:
       Premium income                                     $          960,191     $        159,904       $       1,120,095
       Fee income                                                    660,423              223,139                 883,562
       Net investment income                                          67,923              851,442                 919,365
       Realized investment gains                                       8,918               32,708                  41,626
                                                             ------------------     ------------------     -----------------
      Total revenue                                                1,697,455            1,267,193               2,964,648
                                                             ------------------     ------------------     -----------------
      Benefits and Expenses:
       Benefits                                                      761,481              831,272               1,592,753
       Operating expenses                                            732,472              225,671                 958,143
                                                             ------------------     ------------------     -----------------
      Total benefits and expenses                                  1,493,953            1,056,943               2,550,896
                                                             ------------------     ------------------     -----------------

      Net operating income before income taxes                       203,502              210,250                 413,752
      Income taxes                                                    67,198               63,017                 130,215
                                                             ------------------     ------------------     -----------------
      Net income                                          $          136,304     $        147,233       $         283,537
                                                             ==================     ==================     =================


                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                      (In Thousands, Except Share Amounts)


      The following table, which summarizes premium and fee income by segment, represents supplemental information for the years ended December 31, 2004, 2003 and 2002:

                                                                                  Year Ended December 31,
                                                              ----------------------------------------------------------------
                                                                    2004                   2003                   2002
                                                              ------------------    -------------------    -------------------
      Premium Income:
      Great-West Healthcare:
      Group Life & Health                                  $        261,957      $        838,194       $        960,191
                                                              ------------------    -------------------    -------------------
               Total Great-West Healthcare                          261,957               838,194                960,191
                                                              ------------------    -------------------    -------------------
      Financial Services:
      Retirement Services                                             1,640                   824                     15
      Individual Markets                                            309,663             1,413,879                159,889
                                                             -------------------    -------------------     ------------------
               Total Financial Services                             311,303             1,414,703                159,904
                                                              ------------------    -------------------    -------------------
      Total premium income                                 $        573,260      $      2,252,897       $      1,120,095
                                                              ==================    ===================    ===================

                                                                                  Year Ended December 31,
                                                              ----------------------------------------------------------------
                                                                    2004                   2003                   2002
                                                              ------------------    -------------------    -------------------
      Fee Income:
      Great-West Healthcare:
      Group Life & Health (uninsured plans)                $        649,113      $        607,369       $        660,423
                                                              ------------------    -------------------    -------------------
               Total Great-West Healthcare                          649,113               607,369                660,423
                                                              ------------------    -------------------    -------------------
      Financial Services:
      Retirement Services                                           226,958               199,374                196,972
      Individual Markets                                             39,573                33,329                 26,167
                                                              ------------------    -------------------    -------------------
               Total Financial Services                             266,531               232,703                223,139
                                                              ------------------    -------------------    -------------------
      Total fee income                                     $        915,644      $        840,072       $        883,562
                                                              ==================    ===================    ===================

16.   OBLIGATIONS RELATING TO DEBT AND LEASES

      The Company enters into operating leases primarily for office space. The following table shows, as of December 31, 2004, scheduled related party debt repayments and minimum annual rental commitments for operating leases having initial or remaining non-cancelable lease terms in excess of one year during the years 2005 through 2009.



                                       2005          2006            2007          2008            2009         Thereafter
                                     ----------    ----------     -----------    ----------     -----------    --------------
      Related party notes         $             $    25,000    $              $              $              $      195,000
      Operating leases                21,968        19,471           17,935       17,463           16,019            7,279
                                     ----------    ----------     -----------    ----------     -----------    --------------
      Total contractual
       obligations                $   21,968    $   44,471     $     17,935   $   17,463     $     16,019   $      202,279
                                     ==========    ==========     ===========    ==========     ===========    ==============

17.   COMMITMENTS AND CONTINGENCIES

      The Company is involved in various legal proceedings, which arise in the ordinary course of its business. In the opinion of management, after consultation with counsel, the resolution of these proceedings should not have a material adverse effect on the Company's financial position or the results of its operations.

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                                  SCHEDULE III
                       SUPPLEMENTAL INSURANCE INFORMATION
                                 (In Thousands)


                                                                                          Financial
                                                                     Healthcare           Services
As of and for the year ended December 31, 2004                        Segment              Segment              Total
----------------------------------------------
                                                                  -----------------    ----------------    -----------------
Deferred policy acquisition costs                               $                    $       301,603     $       301,603
Future policy benefits, losses, claims, expenses                        323,975           17,580,163          17,904,138
Unearned premiums                                                        37,749                  432              38,181
Other policy claims and benefits payable                                564,623              434,622             999,245
Premium income                                                          261,957              311,303             573,260
Net investment income                                                    46,253              987,054           1,033,307
Benefits, claims, losses and settlement expenses                         68,306            1,067,499           1,135,805
Amortization of deferred policy acquisition costs                                             40,536              40,536
Other operating expenses                                                680,563              287,150             967,713


                                                                                          Financial
                                                                     Healthcare           Services
As of and for the year ended December 31, 2003                        Segment              Segment              Total
----------------------------------------------
                                                                  -----------------    ----------------    -----------------
Deferred policy acquisition costs                               $                    $       284,866     $       284,866
Future policy benefits, losses, claims, expenses                        569,425           18,051,633          18,621,058
Unearned premiums                                                        28,475                  545              29,020
Other policy claims and benefits payable                                623,337              429,965           1,053,302
Premium income                                                          838,194            1,414,703           2,252,897
Net investment income                                                    72,191              916,209             988,400
Benefits, claims, losses and settlement expenses                        567,603            2,116,001           2,683,604
Amortization of deferred policy acquisition costs                                             36,283              36,283
Other operating expenses                                                699,146              266,538             965,684


                                                                                          Financial
                                                                     Healthcare           Services
For the year ended December 31, 2002                                  Segment              Segment              Total
------------------------------------
                                                                  -----------------    ----------------    -----------------
Premium income                                                  $       960,191      $       159,904     $     1,120,095
Net investment income                                                    67,923              851,442             919,365
Benefits, claims, losses and settlement expenses                        761,481              831,272           1,592,753
Amortization of deferred policy acquisition costs                                             38,707              38,707
Other operating expenses                                                732,472              225,671             958,143


                         FUTUREFUNDS SERIES ACCOUNT OF
                            GREAT-WEST LIFE & ANNUITY
                                INSURANCE COMPANY


--------------------------------------------------------------------------------

                    FINANCIAL STATEMENTS FOR THE YEARS ENDED

              DECEMBER 31, 2004 AND 2003 AND REPORT OF INDEPENDENT
                        REGISTERED PUBLIC ACCOUNTING FIRM

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                                                                             AMERICAN      AMERICAN
                                                            AIM SMALL CAP  ALGER AMERICAN  ALGER AMERICAN    CENTURY  CENTURY INCOME
                                              AIM BLUE CHIP     GROWTH       BALANCED      MIDCAP GROWTH  EQUITY INCOME  & GROWTH
                                                PORTFOLIO      PORTFOLIO     PORTFOLIO       PORTFOLIO      PORTFOLIO    PORTFOLIO
                                              -------------- -------------- --------------- --------------- ------------- ----------




ASSETS:
    Investments at market value (1)              $   1,465,362  $ 2,268,584 $  5,255,349 $  19,366,527  $   8,483,540 $    656,837
    Investment income due and accrued
    Purchase payments receivable                            28        7,481                     21,279          6,436
    Due from Great West Life & Annuity
      Insurance Company                            ------------  -----------  -----------  ------------   ------------  -----------
                                                   ------------  -----------  -----------  ------------   ------------  -----------

       Total assets                                  1,465,390    2,276,065    5,255,349    19,387,806      8,489,976      656,837
                                                   ------------  -----------  -----------  ------------   ------------  -----------
                                                   ------------  -----------  -----------  ------------   ------------  -----------

LIABILITIES:
    Redemptions payable                                                            1,972
    Due to Great West Life & Annuity                       352          548        1,332         4,750          1,962          107
      Insurance Company                            ------------  -----------  -----------  ------------   ------------  -----------
                                                   ------------  -----------  -----------  ------------   ------------  -----------

       Total liabilities                                   352          548        3,304         4,750          1,962          107
                                                   ------------  -----------  -----------  ------------   ------------  -----------
                                                   ------------  -----------  -----------  ------------   ------------  -----------

NET ASSETS                                       $   1,465,038  $ 2,275,517 $  5,252,045 $  19,383,056  $   8,488,014 $    656,730
                                                   ============  ===========  ===========  ============   ============  ===========
                                                   ============  ===========  ===========  ============   ============  ===========

NET ASSETS REPRESENTED BY:
    Accumulation units                           $   1,465,038  $ 2,275,517 $  5,252,045 $  19,383,056  $   8,488,014 $    656,730
    Contracts in payout phase
                                                   ------------  -----------  -----------  ------------   ------------  -----------
                                                   ------------  -----------  -----------  ------------   ------------  -----------

NET ASSETS                                       $   1,465,038  $ 2,275,517 $  5,252,045 $  19,383,056  $   8,488,014 $    656,730
                                                   ============  ===========  ===========  ============   ============  ===========
                                                   ============  ===========  ===========  ============   ============  ===========

ACCUMULATION UNITS OUTSTANDING                         240,475      210,713      470,834     1,401,633        508,080       66,202

UNIT VALUE (ACCUMULATION)                        $        6.09  $     10.80 $      11.15 $       13.83  $       16.71 $       9.92
                                                   ============  ===========  ===========  ============   ============  ===========
                                                   ============  ===========  ===========  ============   ============  ===========

(1) Cost of investments:                         $   1,581,521  $ 2,069,030 $  5,026,781 $  17,598,776  $   7,766,206 $    600,243
    Shares of investments:                             125,459       82,614      387,849       931,083      1,046,059       21,416


The accompanying notes are an integral part of these financial statements.                                              (Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004
------------------------------------------------------------------------------------------------------------------------------------


                                                                 FEDERATED
                                                   ARTISAN       CAPITAL       FIDELITY VIP   FIDELITY VIP FRANKLIN        INVESCO
                                                 INTERNATIONAL   APPRECIATION  CONTRAFUND II  GROWTH       SMALL CAP       DYNAMICS
                                                  PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO    GROWTH FUND I   FUND
                                               ----------------  -------------  ------------- -----------  -------------  ---------

ASSETS:
    Investments at market value (1)              $    6,704,722 $   4,479,480 $ 23,336,697 $ 113,407,683 $    106,095 $   2,694,448
    Investment income due and accrued
    Purchase payments receivable                          7,296        14,190        37,604       76,435
    Due from Great West Life & Annuity
      Insurance Company                            ------------- ------------- ------------- ------------ ------------ -------------
                                                   ------------- ------------- ------------- ------------ ------------ -------------

       Total assets                                   6,712,018     4,493,670    23,374,301  113,484,118      106,095     2,694,448
                                                   ------------- ------------- ------------- ------------ ------------ -------------
                                                   ------------- ------------- ------------- ------------ ------------ -------------

LIABILITIES:
    Redemptions payable                                                                                                         124
    Due to Great West Life & Annuity   1,624              1,033         5,665       26,818           17           664
      Insurance Company                            ------------- ------------- ------------- ------------ ------------ -------------
                                                   ------------- ------------- ------------- ------------ ------------ -------------

       Total liabilities                                  1,624         1,033         5,665       26,818           17           788
                                                   ------------- ------------- ------------- ------------ ------------ -------------
                                                   ------------- ------------- ------------- ------------ ------------ -------------

NET ASSETS                                       $    6,710,394 $   4,492,637 $  23,368,636 $113,457,300 $    106,078 $   2,693,660
                                                   ============= ============= ============= ============ ============ =============
                                                   ============= ============= ============= ============ ============ =============

NET ASSETS REPRESENTED BY:
    Accumulation units                           $    6,710,394 $   4,492,637 $  23,368,636 $113,457,300 $    106,078 $   2,693,660
    Contracts in payout phase
                                                   ------------- ------------- ------------- ------------ ------------ -------------
                                                   ------------- ------------- ------------- ------------ ------------ -------------

NET ASSETS                                       $    6,710,394 $   4,492,637 $  23,368,636 $113,457,300 $    106,078 $   2,693,660
                                                   ============= ============= ============= ============ ============ =============
                                                   ============= ============= ============= ============ ============ =============

ACCUMULATION UNITS OUTSTANDING                          795,921       425,074     1,565,337    5,955,252       14,767       479,407

UNIT VALUE (ACCUMULATION)                        $         8.43 $       10.57 $       14.93 $      19.05 $       7.18 $        5.62
                                                   ============= ============= ============= ============ ============ =============
                                                   ============= ============= ============= ============ ============ =============

(1) Cost of investments:                         $    5,690,058 $   3,893,457 $  20,040,235 $137,456,751 $     96,095 $   2,017,494
    Shares of investments:                              302,833       176,705       876,660    3,542,883        3,106       163,300


The accompanying notes are an integral part of these financial statements.                                              (Continued)


FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004
------------------------------------------------------------------------------------------------------------------------------------
                                                 JANUS ASPEN                                                          LIBERTY ASSET
                                              SERIES WORLDWIDE                JANUS TWENTY  JANUS WORLDWIDE  JENSEN      ALLOCATION
                                              GROWTH PORTFOLIO   JANUS FUND   PORTFOLIO      PORTFOLIO       PORTFOLIO     FUND
                                              ----------------- ------------- ------------  -------------   -----------  ----------


ASSETS:
    Investments at market value (1)              $    3,283,837 $     141,051 $   7,835,298 $  4,229,699 $    954,097 $     224,242
    Investment income due and accrued
    Purchase payments receivable                                          119                                  14,227
    Due from Great West Life & Annuity
     Insurance Company
                                                   ------------- ------------- ------------- ------------ ------------ -------------
                                                   ------------- ------------- ------------- ------------ ------------ -------------

       Total assets                                   3,283,837       141,170     7,835,298    4,229,699      968,324       224,242
                                                   ------------- ------------- ------------- ------------ ------------ -------------
                                                   ------------- ------------- ------------- ------------ ------------ -------------

LIABILITIES:
    Redemptions payable                                   2,835                       2,725        1,671
    Due to Great West Life & Annuity                        625            23         1,856        1,003          224            37
      Insurance Company                            ------------- ------------- ------------- ------------ ------------ -------------
                                                   ------------- ------------- ------------- ------------ ------------ -------------

       Total liabilities                                  3,460            23         4,581        2,674          224            37
                                                   ------------- ------------- ------------- ------------ ------------ -------------
                                                   ------------- ------------- ------------- ------------ ------------ -------------

NET ASSETS                                       $    3,280,377 $     141,147 $   7,830,717 $  4,227,025 $    968,100 $     224,205
                                                   ============= ============= ============= ============ ============ =============
                                                   ============= ============= ============= ============ ============ =============

NET ASSETS REPRESENTED BY:
    Accumulation units                           $    3,280,377 $     141,147 $   7,830,717 $  4,227,025 $    968,100 $     224,205
    Contracts in payout phase
                                                   ------------- ------------- ------------- ------------ ------------ -------------
                                                   ------------- ------------- ------------- ------------ ------------ -------------

NET ASSETS                                       $    3,280,377 $     141,147 $   7,830,717 $  4,227,025 $    968,100 $     224,205
                                                   ============= ============= ============= ============ ============ =============
                                                   ============= ============= ============= ============ ============ =============

ACCUMULATION UNITS OUTSTANDING                          282,164        23,001     1,396,362      740,376       90,975        18,507

UNIT VALUE (ACCUMULATION)                        $        11.63 $        6.14 $        5.61 $       5.71 $      10.64 $       12.11
                                                   ============= ============= ============= ============ ============ =============
                                                   ============= ============= ============= ============ ============ =============

(1) Cost of investments:                         $    3,802,573 $     132,637 $   6,547,362 $  4,118,020 $    904,253 $     198,778
    Shares of investments:                              122,623         5,741       174,895      102,142       39,296        15,121


The accompanying notes are an integral part of these financial statements.                                              (Continued)


FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004
------------------------------------------------------------------------------------------------------------------------------------



                                                    LLM
                                               INSTITUTIONAL     MAXIM                                                     MAXIM
                                                  ADVISORS     AGGRESSIVE     MAXIM ARIEL   MAXIM ARIEL     MAXIM BOND  CONSERVATIVE
                                                    VALUE       PROFILE I     MIDCAP VALUE  SMALL-CAP VALUE INDEX        PROFILE I
                                                 PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO       PORTFOLIO    PORTFOLIO
                                             ------------- -------------- --------------  ------------      ----------- ------------



ASSETS:
    Investments at market value (1)              $    9,481,432 $  81,275,347 $  75,041,699 $ 60,809,897 $ 10,881,282 $  36,155,674
    Investment income due and accrued
    Purchase payments receivable                          8,460        87,248         5,062       60,755       29,613        45,606
    Due from Great West Life & Annuity Insurance Company
                                                   ------------- ------------- ------------- ------------ ------------ -------------
                                                   ------------- ------------- ------------- ------------ ------------ -------------

       Total assets                                   9,489,892    81,362,595    75,046,761   60,870,652   10,910,895    36,201,280
                                                   ------------- ------------- ------------- ------------ ------------ -------------
                                                   ------------- ------------- ------------- ------------ ------------ -------------

LIABILITIES:
    Redemptions payable
    Due to Great West Life & Annuity Insurance Company    2,315         3,332        17,757        4,669        2,556         1,988
                                                   ------------- ------------- ------------- ------------ ------------ -------------
                                                   ------------- ------------- ------------- ------------ ------------ -------------

       Total liabilities                                  2,315         3,332        17,757        4,669        2,556         1,988
                                                   ------------- ------------- ------------- ------------ ------------ -------------
                                                   ------------- ------------- ------------- ------------ ------------ -------------

NET ASSETS                                       $    9,487,577 $  81,359,263 $  75,029,004 $ 60,865,983 $ 10,908,339 $  36,199,292
                                                   ============= ============= ============= ============ ============ =============
                                                   ============= ============= ============= ============ ============ =============

NET ASSETS REPRESENTED BY:
    Accumulation units                           $    9,487,577 $  81,359,263 $  75,029,004 $ 60,865,983 $ 10,908,339 $  36,199,292
    Contracts in payout phase
                                                   ------------- ------------- ------------- ------------ ------------ -------------
                                                   ------------- ------------- ------------- ------------ ------------ -------------

NET ASSETS                                       $    9,487,577 $  81,359,263 $  75,029,004 $ 60,865,983 $ 10,908,339 $  36,199,292
                                                   ============= ============= ============= ============ ============ =============
                                                   ============= ============= ============= ============ ============ =============

ACCUMULATION UNITS OUTSTANDING                          707,709     5,311,509     2,406,728    2,470,578      824,847     2,509,554

UNIT VALUE (ACCUMULATION)                        $        13.41 $       15.32 $       31.17 $      24.64 $      13.22 $       14.42
                                                   ============= ============= ============= ============ ============ =============
                                                   ============= ============= ============= ============ ============ =============

(1) Cost of investments:                         $    8,019,436 $  69,126,546 $  56,594,735 $ 49,516,917 $ 11,442,344 $  34,509,848
    Shares of investments:                              134,967     6,976,425     3,193,264    4,346,669      848,112     3,496,680


The accompanying notes are an integral part of these financial statements.                                              (Continued)


FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004
------------------------------------------------------------------------------------------------------------------------------------
                                                                                           MAXIM         MAXIM            MAXIM MFS
                                                   MAXIM          MAXIM      MAXIM         LOOMIS SAYLES LOOMIS SAYLES    SMALL-CAP
                                                   GROWTH INDEX   INDEX 600  INVESCO ADR   BOND          SMALL-CAP          GROWTH
                                                   PORTFOLIO      PORTFOLIO  PORTFOLIO     PORTFOLIO     VALUE PORTFOLIO  PORTFOLIO
                                                  -------------  ----------  -----------   -----------   ---------------  ----------


ASSETS:
    Investments at market value (1)              $   19,476,590 $  22,233,606 $  12,156,656 $ 38,141,849 $  9,750,649 $  42,658,816
    Investment income due and accrued
    Purchase payments receivable                         33,021        32,352         5,283       63,850       22,744
    Due from Great West Life & Annuity Insurance Company
                                                   ------------- ------------- ------------- -----------  ------------ -------------
                                                   ------------- ------------- ------------- -----------  ------------ -------------

       Total assets                                  19,509,611    22,265,958    12,161,939   38,205,699    9,773,393    42,658,816
                                                   ------------- ------------- ------------- -----------  ------------ -------------
                                                   ------------- ------------- ------------- -----------  ------------ -------------

LIABILITIES:
    Redemptions payable                                                                                                      31,854
    Due to Great West Life & Annuity Insurance Company    4,778         5,115         2,419        6,204        2,167         9,945
                                                   ------------- ------------- ------------- -----------  ------------ -------------
                                                   ------------- ------------- ------------- -----------  ------------ -------------

       Total liabilities                                  4,778         5,115         2,419        6,204        2,167        41,799
                                                   ------------- ------------- ------------- -----------  ------------ -------------
                                                   ------------- ------------- ------------- -----------  ------------ -------------

NET ASSETS                                       $   19,504,833 $  22,260,843 $  12,159,520 $ 38,199,495 $  9,771,226 $  42,617,017
                                                   ============= ============= ============= ===========  ============ =============
                                                   ============= ============= ============= ===========  ============ =============

NET ASSETS REPRESENTED BY:
    Accumulation units                           $   19,504,833 $  22,260,843 $  12,159,520 $ 38,199,495 $  9,771,226 $  42,617,017
    Contracts in payout phase
                                                   ------------- ------------- ------------- -----------  ------------ -------------
                                                   ------------- ------------- ------------- -----------  ------------ -------------

NET ASSETS                                       $   19,504,833 $  22,260,843 $  12,159,520 $ 38,199,495 $  9,771,226 $  42,617,017
                                                   ============= ============= ============= ===========  ============ =============
                                                   ============= ============= ============= ===========  ============ =============

ACCUMULATION UNITS OUTSTANDING                        1,714,899       916,466       765,220    1,759,210      543,760     2,066,494

UNIT VALUE (ACCUMULATION)                        $        11.37 $       24.29 $       15.89 $      21.71 $      17.97 $       20.62
                                                   ============= ============= ============= ===========  ============ =============
                                                   ============= ============= ============= ===========  ============ =============

(1) Cost of investments:                         $   22,543,784 $  16,896,572 $  10,630,044 $ 34,403,373 $  8,385,495 $  51,203,737
    Shares of investments:                            1,190,501     2,190,503       706,372    3,088,409      469,007     2,649,616


The accompanying notes are an integral part of these financial statements.                                              (Continued)



FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004
------------------------------------------------------------------------------------------------------------------------------------
                                                                MAXIM MODERATELY  MAXIM MODERATELY MAXIM     MAXIM       MAXIM T.
                                               MAXIM MODERATE   AGGRESSIVE        CONSERVATIVE     MONEY     STOCK       ROWE PRICE
                                                  PROFILE I     PROFILE I         PROFILE I        MARKET    INDEX     EQUITY/INCOME
                                                  PORTFOLIO     PORTFOLIO         PORTFOLIO      PORTFOLIO   PORTFOLIO   PORTFOLIO
                                               -------------  ----------------  --------------  ------------  ----------  ----------


ASSETS:
    Investments at market value (1)              $  198,526,768 $ 185,741,639 $  46,852,326 $115,673,887 $396,510,681 $  99,338,127
    Investment income due and accrued                                                              4,666
    Purchase payments receivable                        337,891       241,819        76,322      496,990      601,075        88,690
    Due from Great West Life & Annuity                                                                        118,963         9,343
     Insurance Company                             ------------- ------------- ------------- ------------ ------------ -------------
                                                   ------------- ------------- ------------- ------------ ------------ -------------

       Total assets                                 198,864,659   185,983,458    46,928,648  116,175,543  397,230,719    99,436,160
                                                   ------------- ------------- ------------- ------------ ------------ -------------
                                                   ------------- ------------- ------------- ------------ ------------ -------------

LIABILITIES:
    Redemptions payable
    Due to Great West Life & Annuity   11,318            11,318         7,587         2,417      172,262       95,896        24,393
     Insurance Company                             ------------- ------------- ------------- ------------ ------------ -------------
                                                   ------------- ------------- ------------- ------------ ------------ -------------

       Total liabilities                                 11,318         7,587         2,417      172,262       95,896        24,393
                                                   ------------- ------------- ------------- ------------ ------------ -------------
                                                   ------------- ------------- ------------- ------------ ------------ -------------

NET ASSETS                                       $  198,853,341 $ 185,975,871 $  46,926,231 $116,003,281 $397,134,823 $  99,411,767
                                                   ============= ============= ============= ============ ============ =============
                                                   ============= ============= ============= ============ ============ =============

NET ASSETS REPRESENTED BY:
    Accumulation units                           $  198,853,341 $ 185,975,871 $  46,926,231 $115,668,626 $396,762,230 $  99,368,391
    Contracts in payout phase                                                                    334,655      372,593        43,376
                                                   ------------- ------------- ------------- ------------ ------------ -------------
                                                   ------------- ------------- ------------- ------------ ------------ -------------

NET ASSETS                                       $  198,853,341 $ 185,975,871 $  46,926,231 $116,003,281 $397,134,823 $  99,411,767
                                                   ============= ============= ============= ============ ============ =============
                                                   ============= ============= ============= ============ ============ =============

ACCUMULATION UNITS OUTSTANDING                       13,269,741    12,116,162     3,340,554    6,878,461   10,706,326     3,873,672

UNIT VALUE (ACCUMULATION)                        $        14.99 $       15.35 $       14.05 $      16.82 $      37.06 $       25.65
                                                   ============= ============= ============= ============ ============ =============
                                                   ============= ============= ============= ============ ============ =============

(1) Cost of investments:                         $  181,418,919 $ 165,567,416 $  43,256,612 $115,673,887 $474,873,778 $  90,008,679
    Shares of investments:                           18,080,762    16,236,157     4,420,031  115,673,887   17,941,660     5,346,508


The accompanying notes are an integral part of these financial statements.                                              (Continued)



FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004
------------------------------------------------------------------------------------------------------------------------------------

                                                                                 MAXIM U.S.                 MFS         OPPENHEIMER
                                           MAXIM T. ROWE      MAXIM TEMPLETON    GOVERNMENT   MAXIM VALUE   STRATEGIC       CAPITAL
                                           PRICE MIDCAP       INTERNATIONAL      SECURITIES    INDEX        GROWTH     APPRECIATION
                                           GROWTH PORTFOLIO   EQUITY PORTFOLIO   PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO
                                           ----------------- -----------------  ------------  -----------   ---------- -------------



ASSETS:
    Investments at market value (1)              $   71,993,286 $ 39,795,430 $ 44,884,438 $  8,552,452  $    458,486 $    2,880,577
    Investment income due and accrued
    Purchase payments receivable                         30,013       18,096       65,442       14,860                       26,545
    Due from Great West Life & Annuity
        Insurance Company                          ------------- ------------ ------------  -----------  ------------  ------------
                                                   ------------- ------------ ------------  -----------  ------------  ------------

       Total assets                                  72,023,299   39,813,526   44,949,880    8,567,312       458,486     2,907,122
                                                   ------------- ------------ ------------  -----------  ------------  ------------
                                                   ------------- ------------ ------------  -----------  ------------  ------------

LIABILITIES:
    Redemptions payable
    Due to Great West Life & Annuity Insurance Company    5,751        9,453       10,930        2,028           107           699
                                                   ------------- ------------ ------------  -----------  ------------  ------------
                                                   ------------- ------------ ------------  -----------  ------------  ------------

       Total liabilities                                  5,751        9,453       10,930        2,028           107           699
                                                   ------------- ------------ ------------  -----------  ------------  ------------
                                                   ------------- ------------ ------------  -----------  ------------  ------------

NET ASSETS                                       $   72,017,548 $ 39,804,073 $ 44,938,950 $  8,565,284  $    458,379 $   2,906,423
                                                   ============= ============ ============  ===========  ============  ============
                                                   ============= ============ ============  ===========  ============  ============

NET ASSETS REPRESENTED BY:
    Accumulation units                           $   72,017,548 $ 39,804,073 $ 44,938,950 $  8,565,284  $    458,379 $   2,906,423
    Contracts in payout phase
                                                   ------------- ------------ ------------  -----------  ------------  ------------
                                                   ------------- ------------ ------------  -----------  ------------  ------------

NET ASSETS                                       $   72,017,548 $ 39,804,073 $ 44,938,950 $  8,565,284  $    458,379 $   2,906,423
                                                   ============= ============ ============  ===========  ============  ============
                                                   ============= ============ ============  ===========  ============  ============

ACCUMULATION UNITS OUTSTANDING                        3,560,082    2,306,628    2,579,394      618,252        43,463       274,261

UNIT VALUE (ACCUMULATION)                        $        20.23 $      17.26 $      17.42 $      13.85  $      10.55 $       10.60
                                                   ============= ============ ============  ===========  ============  ============
                                                   ============= ============ ============  ===========  ============  ============

(1) Cost of investments:                         $   64,280,005 $ 33,571,915 $ 44,867,154 $  8,109,170  $    427,789 $   2,595,248
    Shares of investments:                            4,234,899    2,900,542    4,043,643      594,333        24,259        69,883


The accompanying notes are an integral part of these financial statements.                                              (Continued)



FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------

                                                 OPPENHEIMER    PIMCO TOTAL   PIONEER        RS DIVERSIFIED RS EMERGING        TOTAL
                                                    GLOBAL A    RETURN        EQUITY-INCOME  GROWTH         GROWTH       FUTUREFUNDS
                                                   PORTFOLIO    PORTFOLIO     VCT PORTFOLIO  PORTFOLIO      PORTFOLIO SERIES ACCOUNT
                                                  ----------  -------------- --------------  -------------- --------- --------------


ASSETS:
    Investments at market value (1)              $    2,468,470 $  9,285,047 $  1,376,288 $    793,466  $  4,802,754 $1,852,891,167
    Investment income due and accrued                                 23,013                                                27,679
    Purchase payments receivable                         25,508        2,547       17,318        7,078                   2,629,283
    Due from Great West Life & Annuity Insurance Company                                                                   128,306
                                                   ------------- ------------  ----------- ------------  ------------ -------------
                                                   ------------- ------------  ----------- ------------  ------------ -------------

       Total assets                                   2,493,978    9,310,607    1,393,606      800,544     4,802,754  1,855,676,435
                                                   ------------- ------------  ----------- ------------  ------------ -------------
                                                   ------------- ------------  ----------- ------------  ------------ -------------

LIABILITIES:
    Redemptions payable                                                                                        3,625        44,806
    Due to Great West Life & Annuity Insurance Company      532        2,279          325          176         1,173       459,211
                                                   ------------- ------------  ----------- ------------  ------------ -------------
                                                   ------------- ------------  ----------- ------------  ------------ -------------

       Total liabilities                                    532        2,279          325          176         4,798       504,017
                                                   ------------- ------------  ----------- ------------  ------------ -------------
                                                   ------------- ------------  ----------- ------------  ------------ -------------

NET ASSETS                                       $    2,493,446 $  9,308,328 $  1,393,281 $    800,368  $  4,797,956 $1,855,172,418
                                                   ============= ============  =========== ============  ============ =============
                                                   ============= ============  =========== ============  ============ =============

NET ASSETS REPRESENTED BY:
    Accumulation units                           $    2,493,446 $  9,308,328 $  1,393,281 $    800,368  $  4,797,956 $1,854,421,794
    Contracts in payout phase                                                                                              750,624
                                                   ------------- ------------  ----------- ------------  ------------ -------------
                                                   ------------- ------------  ----------- ------------  ------------ -------------

NET ASSETS                                       $    2,493,446 $  9,308,328 $  1,393,281 $    800,368  $  4,797,956 $1,855,172,418
                                                   ============= ============  =========== ============  ============ =============
                                                   ============= ============  =========== ============  ============ =============

ACCUMULATION UNITS OUTSTANDING                          207,218      809,118      119,322       69,852       904,514

UNIT VALUE (ACCUMULATION)                        $        12.03 $      11.50 $      11.68 $      11.46  $       5.30
                                                   ============= ============  =========== ============  ============
                                                   ============= ============  =========== ============  ============

(1) Cost of investments:                         $    2,239,844 $  9,401,124 $  1,166,124 $    728,091  $  4,074,154 $1,835,073,010
    Shares of investments:                               40,620      870,201       66,552       34,970       148,416


The accompanying notes are an integral part of these financial statements.                                              (Concluded)



FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2004
------------------------------------------------------------------------------------------------------------------------------------
                                                             AIM SMALL CAP  ALGER AMERICAN ALGER AMERICAN    AMERICAN      AMERICAN
                                              AIM BLUE CHIP  GROWTH         BALANCED       MIDCAP GROWTH      CENTURY       CENTURY
                                                  PORTFOLIO  PORTFOLIO      PORTFOLIO      PORTFOLIO    EQUITY INCOME INCOME&GROWTH
                                                                                                            PORTFOLIO     PORTFOLIO
                                                 ----------- -------------  -------------  ------------ ------------- --------------


INVESTMENT INCOME:
    Dividends                                    $            0 $           0 $      90,884 $          0  $    172,349 $     16,200

EXPENSES:
    Mortality and expense risk                           18,047        22,158        69,329      201,121        74,002        5,582
                                                   ------------- ------------- ------------- ------------  ------------ ------------
                                                   ------------- ------------- ------------- ------------  ------------ ------------

NET INVESTMENT INCOME (LOSS)                            (18,047)      (22,158)       21,555     (201,121)       98,347       10,618
                                                   ------------- ------------- ------------- ------------  ------------ ------------
                                                   ------------- ------------- ------------- ------------  ------------ ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Realized gain (loss) on sale of fund shares        (127,734)       29,624      (133,325)    (815,662)      160,011       17,945
    Realized gain distributions                               0             0             0            0       415,545            0
                                                   ------------- ------------- ------------- ------------  ------------ ------------
                                                   ------------- ------------- ------------- ------------  ------------ ------------

    Net realized gain (loss)                           (127,734)       29,624      (133,325)    (815,662)      575,556       17,945
                                                   ------------- ------------- ------------- ------------  ------------ ------------
                                                   ------------- ------------- ------------- ------------  ------------ ------------

    Change in net unrealized appreciation (depreciation)
       on investments                                   182,797        90,018       275,730    2,972,732       140,256       19,251
                                                   ------------- ------------- ------------- ------------  ------------ ------------
                                                   ------------- ------------- ------------- ------------  ------------ ------------

NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                    $       37,016 $      97,484 $     163,960 $  1,955,949  $    814,159 $     47,814
                                                   ============= ============= ============= ============  ============ ============
                                                   ============= ============= ============= ============  ============ ============


INVESTMENT INCOME RATIO (2004)                                                          1.52%                      2.48%      2.17%
                                                                                 ============                =========== ===========
                                                                                 ============                =========== ===========

INVESTMENT INCOME RATIO (2003)                                                          2.16%                      3.09%      1.88%
                                                                                 ============                =========== ===========
                                                                                 ============                =========== ===========

INVESTMENT INCOME RATIO (2002)                                                          1.66%                      2.50%      1.59%
                                                                                 ============                =========== ===========
                                                                                 ============                =========== ===========

INVESTMENT INCOME RATIO (2001)                                                          1.52%                      2.71%      1.38%
                                                                                 ============                =========== ===========
                                                                                 ============                =========== ===========


The accompanying notes are an integral part of these financial statements.                                              (Continued)




FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2004
------------------------------------------------------------------------------------------------------------------------------------
                                                                    FEDERATED
                                                     ARTISAN        CAPITAL       FIDELITY VIP   FIDELITY    FRANKLIN       INVESCO
                                                     INTERNATIONAL  APPRECIATION  CONTRAFUND II  VIP GROWTH  SMALL CAP     DYNAMICS
                                                     PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO   GROWTH FUND I     FUND
                                                     -------------  ------------  -------------  ----------- ------------- --------


INVESTMENT INCOME:
    Dividends                                    $       36,325 $      37,207 $     64,371 $    300,310  $          0 $          0

EXPENSES:
    Mortality and expense risk                           60,772        40,389      226,569    1,236,991         1,353       32,557
                                                   ------------- ------------- ------------ ------------  ------------ ------------
                                                   ------------- ------------- ------------ ------------  ------------ ------------

NET INVESTMENT LOSS                                     (24,447)       (3,182)    (162,198)    (936,681)       (1,353)     (32,557)
                                                   ------------- ------------- ------------ ------------  ------------ ------------
                                                   ------------- ------------- ------------ ------------  ------------ ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Realized gain (loss) on sale of fund shares         230,254        73,395       18,234   (5,732,138)       25,251      101,440
    Realized gain distributions                               0         3,796            0            0             0            0
                                                   ------------- ------------- ------------ ------------  ------------ ------------
                                                   ------------- ------------- ------------ ------------  ------------ ------------

    Net realized gain (loss)                            230,254        77,191       18,234   (5,732,138)       25,251      101,440
                                                   ------------- ------------- ------------ ------------  ------------ ------------
                                                   ------------- ------------- ------------ ------------  ------------ ------------

    Change in net unrealized appreciation (depreciation)
       on investments                                   675,148       164,573    2,973,224    9,050,953       (17,190)     201,790
                                                   ------------- ------------- ------------ ------------  ------------ ------------
                                                   ------------- ------------- ------------ ------------  ------------ ------------

NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                    $      880,955 $     238,582 $  2,829,260 $  2,382,134  $      6,708 $    270,673
                                                   ============= ============= ============ ============  ============ ============
                                                   ============= ============= ============ ============  ============ ============


INVESTMENT INCOME RATIO (2004)                            0.67%         0.98%        0.31%        0.26%
                                                   ============= ============= ============ ============
                                                   ============= ============= ============ ============

INVESTMENT INCOME RATIO (2003)                            1.32%         0.71%        0.44%        0.26%
                                                   ============= ============= ============ ============
                                                   ============= ============= ============ ============

INVESTMENT INCOME RATIO (2002)                            0.70%         0.81%        0.80%        0.26%
                                                   ============= ============= ============ ============
                                                   ============= ============= ============ ============

INVESTMENT INCOME RATIO (2001)                            0.38%                      0.77%        0.08%         0.33%
                                                   =============               ============ ============  ============
                                                   =============               ============ ============  ============


The accompanying notes are an integral part of these financial statements.                                              (Continued)



FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2004
------------------------------------------------------------------------------------------------------------------------------------
                                                     JANUS ASPEN                                   JANUS               LIBERTY ASSET
                                                     SERIES WORLDWIDE    JANUS     JANUS TWENTY   WORLDWIDE    JENSEN     ALLOCATION
                                                     GROWTH PORTFOLIO    FUND      PORTFOLIO      PORTFOLIO    PORTFOLIO        FUND
                                                     ------------------ --------   ------------   ----------   --------- -----------



INVESTMENT INCOME:
    Dividends                                    $       37,481 $           0 $       2,057 $     31,744  $     2,034 $       4,744

EXPENSES:
    Mortality and expense risk                           34,782           985        79,683       51,104        2,608         1,581
                                                   ------------- ------------- ------------- ------------  ----------- -------------
                                                   ------------- ------------- ------------- ------------  ----------- -------------

NET INVESTMENT INCOME (LOSS)                              2,699          (985)      (77,626)     (19,360)        (574)        3,163
                                                   ------------- ------------- ------------- ------------  ----------- -------------
                                                   ------------- ------------- ------------- ------------  ----------- -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Realized gain (loss) on sale of fund shares        (723,920)        6,064      (537,370)    (625,572)       1,355         1,620
    Realized gain distributions                               0             0             0            0            0             0
                                                   ------------- ------------- ------------- ------------  ----------- -------------
                                                   ------------- ------------- ------------- ------------  ----------- -------------

    Net realized gain (loss)                           (723,920)        6,064      (537,370)    (625,572)       1,355         1,620
                                                   ------------- ------------- ------------- ------------  ----------- -------------
                                                   ------------- ------------- ------------- ------------  ----------- -------------

    Change in net unrealized appreciation (depreciation)
       on investments                                   797,441        (1,380)    2,085,633      773,130       49,844        14,491
                                                   ------------- ------------- ------------- ------------  ----------- -------------
                                                   ------------- ------------- ------------- ------------  ----------- -------------

NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                    $       76,220 $       3,699 $   1,470,637 $    128,198  $    50,625 $      19,274
                                                   ============= ============= ============= ============  =========== =============
                                                   ============= ============= ============= ============  =========== =============


INVESTMENT INCOME RATIO (2004)                            0.94%                       0.03%        0.68%        0.38%         2.24%
                                                   =============               ============= ============  =========== =============
                                                   =============               ============= ============  =========== =============

INVESTMENT INCOME RATIO (2003)                            1.13%                       0.55%        1.03%                      3.39%
                                                   =============               ============= ============              =============
                                                   =============               ============= ============              =============

INVESTMENT INCOME RATIO (2002)                            0.92%                       0.68%        0.84%                      3.52%
                                                   =============               ============= ============              =============
                                                   =============               ============= ============              =============

INVESTMENT INCOME RATIO (2001)                            0.49%                       0.86%        0.03%                      2.72%
                                                   =============               ============= ============              =============
                                                   =============               ============= ============              =============


The accompanying notes are an integral part of these financial statements.                                              (Continued)



FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2004
------------------------------------------------------------------------------------------------------------------------------------

                                                        LM         MAXIM         MAXIM ARIEL  MAXIM ARIEL                     MAXIM
                                                  INSTITUTIONAL    AGGRESSIVE    MIDCAP       SMALL-CAP    MAXIM BOND  CONSERVATIVE
                                                  ADVISORS VALUE   PROFILE I     VALUE        VALUE        INDEX          PROFILE I
                                                  PORTFOLIO        PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO      PORTFOLIO
                                                  --------------  -------------  -----------  -----------  ----------  -------------


INVESTMENT INCOME:
    Dividends                                    $            0 $  1,118,478 $    184,317 $     90,295  $    453,070 $   1,021,362

EXPENSES:
    Mortality and expense risk                           86,013      128,124      779,445      178,415       115,317        88,835
                                                   ------------- ------------ ------------ ------------  ------------ -------------
                                                   ------------- ------------ ------------ ------------  ------------ -------------

NET INVESTMENT INCOME (LOSS)                            (86,013)     990,354     (595,128)     (88,120)      337,753       932,527
                                                   ------------- ------------ ------------ ------------  ------------ -------------
                                                   ------------- ------------ ------------ ------------  ------------ -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Realized gain (loss) on sale of fund shares         323,225      (62,070)   2,278,380    1,010,312       (45,567)       13,107
    Realized gain distributions                               0            0    2,924,357    3,081,800       309,086             0
                                                   ------------- ------------ ------------ ------------  ------------ -------------
                                                   ------------- ------------ ------------ ------------  ------------ -------------

    Net realized gain (loss)                            323,225      (62,070)   5,202,737    4,092,112       263,519        13,107
                                                   ------------- ------------ ------------ ------------  ------------ -------------
                                                   ------------- ------------ ------------ ------------  ------------ -------------

    Change in net unrealized appreciation (depreciation)
       on investments                                   728,147   10,158,886    2,954,948    5,891,552      (384,331)    1,257,431
                                                   ------------- ------------ ------------ ------------  ------------ -------------
                                                   ------------- ------------ ------------ ------------  ------------ -------------

NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                    $      965,359 $ 11,087,170 $  7,562,557 $  9,895,544  $    216,941 $   2,203,065
                                                   ============= ============ ============ ============  ============ =============
                                                   ============= ============ ============ ============  ============ =============


INVESTMENT INCOME RATIO (2004)                                         1.66%        0.26%        0.19%         4.24%         3.03%
                                                                 ============ ============ ============  ============ =============
                                                                 ============ ============ ============  ============ =============

INVESTMENT INCOME RATIO (2003)                                         0.61%        0.17%        0.06%         4.48%         3.39%
                                                                 ============ ============ ============  ============ =============
                                                                 ============ ============ ============  ============ =============

INVESTMENT INCOME RATIO (2002)                                         0.41%        0.22%        0.10%         5.33%        11.37%
                                                                 ============ ============ ============  ============ =============
                                                                 ============ ============ ============  ============ =============

INVESTMENT INCOME RATIO (2001)                                         0.95%        0.35%        0.72%         6.36%        11.19%
                                                                 ============ ============ ============  ============ =============
                                                                 ============ ============ ============  ============ =============


The accompanying notes are an integral part of these financial statements.                                              (Continued)


FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2004
------------------------------------------------------------------------------------------------------------------------------------
                                                                                MAXIM                                     MAXIM MFS
                                                                   MAXIM        INVESCO    MAXIM LOOMIS  MAXIM LOOMIS     SMALL-CAP
                                                MAXIM GROWTH       INDEX 600    ADR        SAYLES BOND   SAYLES SMALL-CAP    GROWTH
                                                INDEX PORTFOLIO    PORTFOLIO    PORTFOLIO  PORTFOLIO     VALUE PORTFOLIO  PORTFOLIO
                                                ----------------  -----------   ---------- ------------  ---------------- ---------




Dividends                                      $     261,666 $      70,274 $     182,360 $   2,561,593 $     13,368 $           0


Mortality and expense risk                           212,147       208,489        96,161       273,271       80,510       451,779
                                                 ------------ ------------- ------------- ------------- ------------ -------------
                                                 ------------ ------------- ------------- ------------- ------------ -------------

                                                      49,519      (138,215)       86,199     2,288,322      (67,142)     (451,779)
                                                 ------------ ------------- ------------- ------------- ------------ -------------
                                                 ------------ ------------- ------------- ------------- ------------ -------------


Realized gain (loss) on sale of fund shares       (1,319,795)      462,896      (115,811)      603,279      238,789    (4,050,773)
Realized gain distributions                                0       636,694             0             0      899,942             0
                                                 ------------ ------------- ------------- ------------- ------------ -------------
                                                 ------------ ------------- ------------- ------------- ------------ -------------

Net realized gain (loss)                          (1,319,795)    1,099,590      (115,811)      603,279    1,138,731    (4,050,773)
                                                 ------------ ------------- ------------- ------------- ------------ -------------
                                                 ------------ ------------- ------------- ------------- ------------ -------------

Change in net unrealized appreciation (depreciation)
   on investments                                  2,149,607     2,816,692     1,898,298       443,421      519,276     6,325,630
                                                 ------------ ------------- ------------- ------------- ------------ -------------
                                                 ------------ ------------- ------------- ------------- ------------ -------------


RESULTING FROM OPERATIONS                      $     879,331 $   3,778,067 $   1,868,686 $   3,335,022 $  1,590,865 $   1,823,078
                                                 ============ ============= ============= ============= ============ =============
                                                 ============ ============= ============= ============= ============ =============


                                                       1.38%         0.36%         1.76%         7.56%        0.17%
                                                 ============ ============= ============= ============= ============
                                                 ============ ============= ============= ============= ============

                                                       1.07%         0.20%         1.58%         6.73%        0.09%
                                                 ============ ============= ============= ============= ============
                                                 ============ ============= ============= ============= ============

                                                       0.73%         0.24%         1.65%         9.14%        0.37%
                                                 ============ ============= ============= ============= ============
                                                 ============ ============= ============= ============= ============

                                                       0.34%         0.18%         0.88%         8.55%        0.50%
                                                 ============ ============= ============= ============= ============
                                                 ============ ============= ============= ============= ============


                                                                                                                         Continued)



FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2004
------------------------------------------------------------------------------------------------------------------------------------
                                                  MAXIM         MAXIM MODERATELY MAXIM MODERATELY                           MAXIM T.
                                                  MODERATE      AGGRESSIVE       CONSERVATIVE   MAXIM MONEY MAXIM STOCK  ROWE PRICE
                                                  PROFILE I     PROFILE I        PROFILE I      MARKET      INDEX     EQUITY/INCOME
                                                  PORTFOLIO     PORTFOLIO        PORTFOLIO      PORTFOLIO   PORTFOLIO     PORTFOLIO
                                                  ------------- ---------------  ------------   ----------  ---------- ------------


INVESTMENT INCOME:
    Dividends                                    $    3,964,077 $   3,430,872 $   1,094,027 $ 1,190,740  $  5,402,032 $   1,449,677

EXPENSES:
    Mortality and expense risk                          435,853       297,334       101,533   1,393,231     4,305,205     1,019,977
                                                   ------------- ------------- ------------- -----------  ------------ -------------
                                                   ------------- ------------- ------------- -----------  ------------ -------------

NET INVESTMENT INCOME (LOSS)                          3,528,224     3,133,538       992,494    (202,491)    1,096,827       429,700
                                                   ------------- ------------- ------------- -----------  ------------ -------------
                                                   ------------- ------------- ------------- -----------  ------------ -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Realized gain (loss) on sale of fund shares          27,299        54,217         5,359           0   (13,764,373)      277,953
    Realized gain distributions                               0             0             0           0    38,283,835     2,864,823
                                                   ------------- ------------- ------------- -----------  ------------ -------------
                                                   ------------- ------------- ------------- -----------  ------------ -------------

    Net realized gain                                    27,299        54,217         5,359           0    24,519,462     3,142,776
                                                   ------------- ------------- ------------- -----------  ------------ -------------
                                                   ------------- ------------- ------------- -----------  ------------ -------------

    Change in net unrealized appreciation (depreciation)
       on investments                                13,574,316    17,520,428     2,870,533           0     9,600,108     8,394,423
                                                   ------------- ------------- ------------- -----------  ------------ -------------
                                                   ------------- ------------- ------------- -----------  ------------ -------------

NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                    $   17,129,839 $  20,708,183 $   3,868,386 $  (202,491) $ 35,216,397 $  11,966,899
                                                   ============= ============= ============= ===========  ============ =============
                                                   ============= ============= ============= ===========  ============ =============


INVESTMENT INCOME RATIO (2004)                            2.63%         2.21%         2.69%       0.92%         1.39%         1.59%
                                                   ============= ============= ============= ===========  ============ =============
                                                   ============= ============= ============= ===========  ============ =============

INVESTMENT INCOME RATIO (2003)                            2.16%         1.68%         2.68%       0.73%         1.21%         1.59%
                                                   ============= ============= ============= ===========  ============ =============
                                                   ============= ============= ============= ===========  ============ =============

INVESTMENT INCOME RATIO (2002)                            2.42%         1.67%         3.02%       1.38%         0.97%         1.42%
                                                   ============= ============= ============= ===========  ============ =============
                                                   ============= ============= ============= ===========  ============ =============

INVESTMENT INCOME RATIO (2001)                            2.86%         2.01%         3.38%       3.69%         0.69%         1.36%
                                                   ============= ============= ============= ===========  ============ =============
                                                   ============= ============= ============= ===========  ============ =============


The accompanying notes are an integral part of these financial statements.                                              (Continued)




FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2004
------------------------------------------------------------------------------------------------------------------------------------

                                                                                   MAXIM U.S.   MAXIM      MFS          OPPENHEIMER
                                               MAXIM T. ROWE      MAXIM TEMPLETON  GOVERNMENT   VALUE      STRATEGIC        CAPITAL
                                               PRICE MIDCAP       INTERNATIONAL    SECURITIES   INDEX      GROWTH      APPRECIATION
                                               GROWTH PORTFOLIO   EQUITY PORTFOLIO PORTFOLIO    PORTFOLIO  PORTFOLIO      PORTFOLIO
                                               ------------------ ---------------- ----------   ---------- ----------- ------------


INVESTMENT INCOME:
    Dividends                                    $            0 $     492,396 $   1,915,719 $    121,243  $         0 $           0

EXPENSES:
    Mortality and expense risk                          227,913       395,100       524,356       91,030        5,265        24,764
                                                   ------------- ------------- ------------- ------------  ----------- -------------
                                                   ------------- ------------- ------------- ------------  ----------- -------------

NET INVESTMENT INCOME (LOSS)                           (227,913)       97,296     1,391,363       30,213       (5,265)      (24,764)
                                                   ------------- ------------- ------------- ------------  ----------- -------------
                                                   ------------- ------------- ------------- ------------  ----------- -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Realized gain (loss) on sale of fund shares         715,205        81,549       152,639     (344,170)       4,430        65,170
    Realized gain distributions                       7,306,793       257,783        59,836            0            0             0
                                                   ------------- ------------- ------------- ------------  ----------- -------------
                                                   ------------- ------------- ------------- ------------  ----------- -------------

    Net realized gain (loss)                          8,021,998       339,332       212,475     (344,170)       4,430        65,170
                                                   ------------- ------------- ------------- ------------  ----------- -------------
                                                   ------------- ------------- ------------- ------------  ----------- -------------

    Change in net unrealized appreciation
       on investments                                 2,668,102     5,570,807      (354,614)   1,374,876       12,932       105,004
                                                   ------------- ------------- ------------- ------------  ----------- -------------
                                                   ------------- ------------- ------------- ------------  ----------- -------------

NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                    $   10,462,187 $   6,007,435 $   1,249,224 $  1,060,919  $    12,097 $     145,410
                                                   ============= ============= ============= ============  =========== =============
                                                   ============= ============= ============= ============  =========== =============


INVESTMENT INCOME RATIO (2004)                                          1.37%         4.07%        1.44%
                                                                 ============= ============= ============
                                                                 ============= ============= ============

INVESTMENT INCOME RATIO (2003)                                          1.38%         4.15%        2.74%
                                                                 ============= ============= ============
                                                                 ============= ============= ============

INVESTMENT INCOME RATIO (2002)                                          0.53%         5.50%        1.84%
                                                                 ============= ============= ============
                                                                 ============= ============= ============

INVESTMENT INCOME RATIO (2001)                                          0.90%         5.63%        1.04%
                                                                 ============= ============= ============
                                                                 ============= ============= ============


The accompanying notes are an integral part of these financial statements.                                              (Continued)




FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2004
------------------------------------------------------------------------------------------------------------------------------------
                                                     OPPENHEIMER   PIMCO TOTAL  PIONEER        RS           RS               TOTAL
                                                     GLOBAL A      RETURN       EQUITY-INCOME  DIVERSIFIED  EMERGING   FUTUREFUNDS
                                                     PORTFOLIO     PORTFOLIO    VCT PORTFOLIO  GROWTH       GROWTH          SERIES
                                                                                               PORTFOLIO    PORTFOLIO      ACCOUNT
                                                     -----------  -----------  --------------  -----------  ---------  ------------


INVESTMENT INCOME:
    Dividends                                    $       10,502 $     177,797 $      23,811 $          0 $          0 $  26,025,382

EXPENSES:
    Mortality and expense risk                            4,446        93,646        11,886        2,112       56,969    13,848,739
                                                   ------------- ------------- ------------- ------------ ------------ -------------
                                                   ------------- ------------- ------------- ------------ ------------ -------------

NET INVESTMENT INCOME (LOSS)                              6,056        84,151        11,925       (2,112)     (56,969)   12,176,643
                                                   ------------- ------------- ------------- ------------ ------------ -------------
                                                   ------------- ------------- ------------- ------------ ------------ -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Realized gain (loss) on sale of fund shares          11,776        (3,798)       28,103       43,763      435,632   (20,903,802)
    Realized gain distributions                               0       276,086             0            0            0    57,320,376
                                                   ------------- ------------- ------------- ------------ ------------ -------------
                                                   ------------- ------------- ------------- ------------ ------------ -------------

    Net realized gain                                    11,776       272,288        28,103       43,763      435,632    36,416,574
                                                   ------------- ------------- ------------- ------------ ------------ -------------
                                                   ------------- ------------- ------------- ------------ ------------ -------------

    Change in net unrealized appreciation (depreciation)
       on investments                                   228,626       (52,855)      128,325       65,375      113,578   117,027,962
                                                   ------------- ------------- ------------- ------------ ------------ -------------
                                                   ------------- ------------- ------------- ------------ ------------ -------------

NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                    $      246,458 $     303,584 $     168,353 $    107,026 $    492,241 $ 165,621,179
                                                   ============= ============= ============= ============ ============ =============
                                                   ============= ============= ============= ============ ============ =============


INVESTMENT INCOME RATIO (2004)                            1.01%         2.13%         2.17%
                                                   ============= ============= =============
                                                   ============= ============= =============

INVESTMENT INCOME RATIO (2003)                                          3.08%         2.10%
                                                                 ============= =============
                                                                 ============= =============

INVESTMENT INCOME RATIO (2002)                                          2.53%         2.11%
                                                                 ============= =============
                                                                 ============= =============

INVESTMENT INCOME RATIO (2001)                                                        1.61%
                                                                               =============
                                                                               =============


The accompanying notes are an integral part of these financial statements.                                              (Concluded)




FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2004 AND 2003
------------------------------------------------------------------------------------------------------------------------------------

                                                  AIM BLUE CHIP PORTFOLIO       AIM SMALL CAP GROWTH        ALGER AMERICAN BALANCED
                                                                                      PORTFOLIO                     PORTFOLIO
                                                 --------------------------- ---------------------------  --------------------------
                                                 --------------------------- ---------------------------  --------------------------
                                                     2004           2003          2004           2003          2004          2003
                                                 -------------  ------------ ------------   ------------  -------------  -----------
                                                 -------------  ------------ ------------   ------------  -------------  -----------


INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)                 $      (18,047)$   (21,674)$  (22,158) $     (7,441)$       21,555 $       71,858
    Net realized gain (loss)                           (127,734)   (332,392)    29,624        88,203       (133,325)      (507,794)
    Change in net realized appreciation (depreciation)
       on investments                                   182,797     766,360     90,018       113,445        275,730      1,623,031
                                                   ------------- ----------- ----------  ------------  -------------  -------------
                                                   ------------- ----------- ----------  ------------  -------------  -------------

    Increase in net assets resulting
       from operations                                   37,016     412,294     97,484       194,207        163,960      1,187,095
                                                   ------------- ----------- ----------  ------------  -------------  -------------
                                                   ------------- ----------- ----------  ------------  -------------  -------------

CONTRACT TRANSACTIONS:
    Purchase payments                                    10,329      13,606    323,059       108,919              0        651,004
    Redemptions                                        (265,571)   (126,710)  (227,168)      (50,515)      (668,914)      (798,194)
    Transfers, net                                     (278,262)   (311,762)   407,682     1,282,987     (1,204,153)    (1,174,312)
    Contract maintenance charges                           (842)     (1,141)      (421)         (108)        (4,555)        (6,051)
    Adjustments to net assets allocated to contracts
       in payout phase
                                                   ------------- ----------- ----------  ------------  -------------  -------------
                                                   ------------- ----------- ----------  ------------  -------------  -------------

    Increase (decrease) in net assets resulting from
       contract transactions                           (534,346)   (426,007)   503,152     1,341,283     (1,877,622)    (1,327,553)
                                                   ------------- ----------- ----------  ------------  -------------  -------------
                                                   ------------- ----------- ----------  ------------  -------------  -------------

    Total increase (decrease) in net assets            (497,330)    (13,713)   600,636     1,535,490     (1,713,662)      (140,458)

NET ASSETS:
    Beginning of period                               1,962,368   1,976,081  1,674,881       139,391      6,965,707      7,106,165
                                                   ------------- ----------- ----------  ------------  -------------  -------------
                                                   ------------- ----------- ----------  ------------  -------------  -------------

    End of period                                $    1,465,038 $ 1,962,368 $2,275,517  $  1,674,881 $    5,252,045 $    6,965,707
                                                   ============= =========== ==========  ============  =============  =============
                                                   ============= =========== ==========  ============  =============  =============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                          8,333      13,035    141,169       239,885          6,937        113,278
    Units redeemed                                     (101,547)    (95,946)   (94,347)      (94,756)      (181,603)      (242,023)
                                                   ------------- ----------- ----------  ------------  -------------  -------------
                                                   ------------- ----------- ----------  ------------  -------------  -------------

    Net increase (decrease)                             (93,214)    (82,911)    46,822       145,129       (174,666)      (128,745)
                                                   ============= =========== ==========  ============  =============  =============
                                                   ============= =========== ==========  ============  =============  =============


The accompanying notes are an integral part of these financial statements.                                              (Continued)




FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2004 AND 2003
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           AMERICAN
                                                                                                                            CENTURY
                                                                                                                           INCOME &
                                                                                                                             GROWTH
                                                                ALGER AMERICAN MIDCAP GROWTH    AMERICAN CENTURY EQUITY     ADVISOR
                                                                          PORTFOLIO                 INCOME PORTFOLIO      PORTFOLIO
                                                                 ---------------------------   ---------------------------  --------
                                                                 ---------------------------   ---------------------------  --------
                                                                     2004          2003           2004           2003          2003
                                                                 -------------  ------------   ------------  -------------  --------
                                                                 -------------  ------------   ------------  -------------  --------
                                                                                                                                (1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)                               $     (201,121)$   (141,696) $     98,347 $      82,225 $         54
    Net realized gain (loss)                                         (815,662)  (1,280,760)      575,556        93,681         (648)
    Change in net realized appreciation (depreciation)
       on investments                                               2,972,732    6,136,679       140,256       756,871          796
                                                                 ------------- ------------  ------------ ------------- ------------
                                                                 ------------- ------------  ------------ ------------- ------------

    Increase in net assets resulting
       from operations                                              1,955,949    4,714,223       814,159       932,777          202
                                                                 ------------- ------------  ------------ ------------- ------------
                                                                 ------------- ------------  ------------ ------------- ------------

CONTRACT TRANSACTIONS:
    Purchase payments                                               1,992,332    1,651,583     1,029,708       732,567            0
    Redemptions                                                    (1,448,262)    (759,779)     (746,122)     (368,635)           0
    Transfers, net                                                     64,881    1,788,259     1,071,339     1,679,146       (3,229)
    Contract maintenance charges                                       (6,910)      (5,941)       (1,886)       (1,287)           0
    Adjustments to net assets allocated to contracts
       in payout phase
                                                                 ------------- ------------  ------------ ------------- ------------
                                                                 ------------- ------------  ------------ ------------- ------------

    Increase (decrease) in net assets resulting from
       contract transactions                                          602,041    2,674,122     1,353,039     2,041,791       (3,229)
                                                                 ------------- ------------  ------------ ------------- ------------
                                                                 ------------- ------------  ------------ ------------- ------------

    Total increase (decrease) in net assets                         2,557,990    7,388,345     2,167,198     2,974,568       (3,027)

NET ASSETS:
    Beginning of period                                            16,825,066    9,436,721     6,320,816     3,346,248        3,027
                                                                 ------------- ------------  ------------ ------------- ------------
                                                                 ------------- ------------  ------------ ------------- ------------

    End of period                                              $   19,383,056 $ 16,825,066  $  8,488,014 $   6,320,816 $          0
                                                                 ============= ============  ============ ============= ============
                                                                 ============= ============  ============ ============= ============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                                      366,583      424,806       209,225       215,511        1,525
    Units redeemed                                                   (323,924)    (179,932)     (121,052)      (68,790)      (1,899)
                                                                 ------------- ------------  ------------ ------------- ------------
                                                                 ------------- ------------  ------------ ------------- ------------

    Net increase (decrease)                                            42,659      244,874        88,173       146,721         (374)
                                                                 ============= ============  ============ ============= ============
                                                                 ============= ============  ============ ============= ============


(1) The portfolio ceased operations on April 14, 2003.

The accompanying notes are an integral part of these financial statements.                                              (Continued)




FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2004 AND 2003
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                     AMERICAN CENTURY INCOME &     ARTISAN INTERNATIONAL          FEDERATED CAPITAL
                                                         GROWTH PORTFOLIO                PORTFOLIO           APPRECIATION PORTFOLIO
                                                   ----------------------------  -------------------------- -----------------------
                                                   ----------------------------  -------------------------- -----------------------
                                                       2004           2003          2004           2003           2004         2003
                                                   -------------  -------------  ------------   ------------  -------------  -------
                                                   -------------  -------------  ------------   ------------  -------------  -------


INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)                 $       10,618 $       1,837 $   (24,447) $      5,274 $      (3,182)$      (6,620)
    Net realized gain (loss)                             17,945        (2,586)    230,254       470,327        77,191        (8,630)
    Change in net realized appreciation
       on investments                                    19,251        41,117     675,148       372,684       164,573       471,948
                                                   ------------- ------------- -----------  ------------ ------------- -------------
                                                   ------------- ------------- -----------  ------------ ------------- -------------

    Increase in net assets resulting
       from operations                                   47,814        40,368     880,955       848,285       238,582       456,698
                                                   ------------- ------------- -----------  ------------ ------------- -------------
                                                   ------------- ------------- -----------  ------------ ------------- -------------

CONTRACT TRANSACTIONS:
    Purchase payments                                    16,027        19,735     802,345       443,200     1,011,873       955,254
    Redemptions                                               0             0    (527,334)     (237,339)     (319,618)     (161,450)
    Transfers, net                                      339,543        40,997   1,249,286     1,022,206       555,329       612,914
    Contract maintenance charges                              0             0      (1,608)       (1,031)       (2,844)       (1,857)
    Adjustments to net assets allocated to contracts
       in payout phase
                                                   ------------- ------------- -----------  ------------ ------------- -------------
                                                   ------------- ------------- -----------  ------------ ------------- -------------

    Increase in net assets resulting from
       contract transactions                            355,570        60,732   1,522,689     1,227,036     1,244,740     1,404,861
                                                   ------------- ------------- -----------  ------------ ------------- -------------
                                                   ------------- ------------- -----------  ------------ ------------- -------------

    Total increase in net assets                        403,384       101,100   2,403,644     2,075,321     1,483,322     1,861,559

NET ASSETS:
    Beginning of period                                 253,346       152,246   4,306,750     2,231,429     3,009,315     1,147,756
                                                   ------------- ------------- -----------  ------------ ------------- -------------
                                                   ------------- ------------- -----------  ------------ ------------- -------------

    End of period                                $      656,730 $     253,346 $ 6,710,394  $  4,306,750 $   4,492,637 $   3,009,315
                                                   ============= ============= ===========  ============ ============= =============
                                                   ============= ============= ===========  ============ ============= =============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                        105,049        14,381     515,039     1,211,416       198,851       209,769
    Units redeemed                                      (67,486)       (7,884)   (315,229)   (1,009,759)      (75,790)      (48,864)
                                                   ------------- ------------- -----------  ------------ ------------- -------------
                                                   ------------- ------------- -----------  ------------ ------------- -------------

    Net increase                                         37,563         6,497     199,810       201,657       123,061       160,905
                                                   ============= ============= ===========  ============ ============= =============
                                                   ============= ============= ===========  ============ ============= =============


The accompanying notes are an integral part of these financial statements.                                              (Continued)




FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2004 AND 2003
------------------------------------------------------------------------------------------------------------------------------------

                                                    FIDELITY VIP CONTRAFUND II     FIDELITY VIP GROWTH           FRANKLIN SMALL CAP
                                                            PORTFOLIO                   PORTFOLIO                   GROWTH FUND I
                                                   ---------------------------- ---------------------------  -----------------------
                                                   ---------------------------- ---------------------------  -----------------------
                                                       2004           2003          2004           2003           2004         2003
                                                   -------------  -------------  ------------   ------------  -------------  -------
                                                   -------------  -------------  ------------   ------------  -------------  -------


INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment loss                          $     (162,198)$    (99,861)$   (936,681) $   (837,731)$      (1,353)$        (798)
    Net realized gain (loss)                             18,234     (530,990)  (5,732,138)   (5,330,810)       25,251         2,555
    Change in net realized appreciation (depreciation)
       on investments                                 2,973,224    4,239,566    9,050,953    33,802,556       (17,190)       29,252
                                                   ------------- ------------ ------------  ------------ ------------- -------------
                                                   ------------- ------------ ------------  ------------ ------------- -------------

    Increase in net assets resulting
       from operations                                2,829,260    3,608,715    2,382,134    27,634,015         6,708        31,009
                                                   ------------- ------------ ------------  ------------ ------------- -------------
                                                   ------------- ------------ ------------  ------------ ------------- -------------

CONTRACT TRANSACTIONS:
    Purchase payments                                 2,650,009    2,021,384    8,938,071     9,249,065         9,265         7,179
    Redemptions                                      (2,009,418)  (1,232,974) (10,691,494)   (7,400,179)       (2,021)       (5,825)
    Transfers, net                                    1,446,781    1,133,631   (4,462,683)     (484,915)     (154,089)      146,083
    Contract maintenance charges                         (8,284)      (7,798)     (45,175)      (44,369)            0             0
    Adjustments to net assets allocated to contracts
       in payout phase
                                                   ------------- ------------ ------------  ------------ ------------- -------------
                                                   ------------- ------------ ------------  ------------ ------------- -------------

    Increase (decrease) in net assets resulting from
       contract transactions                          2,079,088    1,914,243   (6,261,281)    1,319,602      (146,845)      147,437
                                                   ------------- ------------ ------------  ------------ ------------- -------------
                                                   ------------ ------------ ------------  ------------ ------------- -------------

    Total increase (decrease) in net assets           4,908,348    5,522,958   (3,879,147)   28,953,617      (140,137)      178,446

NET ASSETS:
    Beginning of period                              18,460,288   12,937,330  117,336,447    88,382,830       246,215        67,769
                                                   ------------- ------------ ------------  ------------ ------------- -------------
                                                   ------------- ------------ ------------  ------------ ------------- -------------

    End of period                                $   23,368,636 $ 18,460,288 $113,457,300  $117,336,447 $     106,078 $     246,215
                                                   ============= ============ ============  ============ ============= =============
                                                   ============= ============ ============  ============ ============= =============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                        447,984      388,974    1,345,215     1,121,635        25,491        30,764
    Units redeemed                                     (292,781)    (233,694)  (1,637,878)   (1,005,596)      (49,182)       (6,771)
                                                   ------------- ------------ ------------  ------------ ------------- -------------
                                                   ------------- ------------ ------------  ------------ ------------- -------------

    Net increase (decrease)                             155,203      155,280     (292,663)      116,039       (23,691)       23,993
                                                   ============= ============ ============  ============ ============= =============
                                                   ============= ============ ============  ============ ============= =============


The accompanying notes are an integral part of these financial statements.                                               (Continued)


FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2004 AND 2003
------------------------------------------------------------------------------------------------------------------------------------

                                                                                JANUS ASPEN SERIES WORLDWIDE
                                                       INVESCO DYNAMICS FUND          GROWTH PORTFOLIO               JANUS FUND
                                                   ----------------------------  ---------------------------  ----------------------
                                                   ----------------------------  ---------------------------  ----------------------
                                                       2004           2003          2004           2003           2004         2003
                                                   -------------  -------------  ------------   ------------  -------------  -------
                                                   -------------  -------------  ------------   ------------  -------------  -------


INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)                 $      (32,557)$     (37,397)$      2,699  $     10,139 $        (985)$     (1,101)
    Net realized gain (loss)                            101,440      (775,205)    (723,920)     (559,727)        6,064       15,369
    Change in net realized appreciation (depreciation)
       on investments                                   201,790     1,852,451      797,441     1,405,526        (1,380)      26,069
                                                   ------------- ------------- ------------  ------------ ------------- ------------
                                                   ------------- ------------- ------------  ------------ ------------- ------------

    Increase in net assets resulting
       from operations                                  270,673     1,039,849       76,220       855,938         3,699       40,337
                                                   ------------- ------------- ------------  ------------ ------------- ------------
                                                   ------------- ------------- ------------  ------------ ------------- ------------

CONTRACT TRANSACTIONS:
    Purchase payments                                         0       348,064      448,215       541,396        12,008       21,740
    Redemptions                                        (314,928)     (278,763)    (596,687)     (221,052)      (80,922)     (18,029)
    Transfers, net                                     (722,485)     (606,291)  (1,176,931)     (313,048)       73,117     (185,353)
    Contract maintenance charges                         (2,315)       (2,865)      (1,259)       (1,412)            0            0
    Adjustments to net assets allocated to contracts
       in payout phase
                                                   ------------- ------------- ------------  ------------ ------------- ------------
                                                   ------------- ------------- ------------  ------------ ------------- ------------

    Increase (decrease) in net assets resulting from
       contract transactions                         (1,039,728)     (539,855)  (1,326,662)        5,884         4,203     (181,642)
                                                   ------------- ------------- ------------  ------------ ------------- ------------
                                                   ------------- ------------- ------------  ------------ ------------- ------------

    Total increase (decrease) in net assets            (769,055)      499,994   (1,250,442)      861,822         7,902     (141,305)

NET ASSETS:
    Beginning of period                               3,462,715     2,962,721    4,530,819     3,668,997       133,245      274,550
                                                   ------------- ------------- ------------  ------------ ------------- ------------
                                                   ------------- ------------- ------------  ------------ ------------- ------------

    End of period                                $    2,693,660 $   3,462,715 $  3,280,377  $  4,530,819 $     141,147 $    133,245
                                                   ============= ============= ============  ============ ============= ============
                                                   ============= ============= ============  ============ ============= ============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                          3,526       237,594       48,689        64,139        20,748       32,010
    Units redeemed                                     (206,427)     (353,442)    (171,841)      (64,384)      (20,309)     (70,225)
                                                   ------------- ------------- ------------  ------------ ------------- ------------
                                                   ------------- ------------- ------------  ------------ ------------- ------------

    Net increase (decrease)                            (202,901)     (115,848)    (123,152)         (245)          439      (38,215)
                                                   ============= ============= ============  ============ ============= ============
                                                   ============= ============= ============  ============ ============= ============


The accompanying notes are an integral part of these financial statements.                                              (Continued)



FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2004 AND 2003
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                             JENSEN
                                                                   JANUS TWENTY PORTFOLIO     JANUS WORLDWIDE PORTFOLIO   PORTFOLIO
                                                                 ---------------------------  --------------------------  ----------
                                                                 ---------------------------  --------------------------  ----------
                                                                     2004          2003          2004           2003          2004
                                                                 -------------  ------------  ------------  -------------  ---------
                                                                 -------------  ------------  ------------  -------------  ---------
                                                                                                                               (1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment loss                                        $      (77,626)$    (32,745)$    (19,360)$      (3,514)$        (574)
    Net realized gain (loss)                                         (537,370)  (1,386,983)    (625,572)   (1,152,091)        1,355
    Change in net realized appreciation (depreciation)
       on investments                                               2,085,633    2,698,123      773,130     2,120,237        49,844
                                                                 ------------- ------------ ------------ ------------- -------------
                                                                 ------------- ------------ ------------ ------------- -------------

    Increase in net assets resulting
       from operations                                              1,470,637    1,278,395      128,198       964,632        50,625
                                                                 ------------- ------------ ------------ ------------- -------------
                                                                 ------------- ------------ ------------ ------------- -------------

CONTRACT TRANSACTIONS:
    Purchase payments                                                 620,995    1,311,377      565,610       801,464       536,086
    Redemptions                                                      (649,122)    (439,153)    (642,853)     (415,887)       (9,473)
    Transfers, net                                                   (394,627)    (336,014)    (822,277)     (355,834)      390,874
    Contract maintenance charges                                       (5,476)      (5,693)      (2,602)       (2,689)          (12)
    Adjustments to net assets allocated to contracts
       in payout phase
                                                                 ------------- ------------ ------------ ------------- -------------
                                                                 ------------- ------------ ------------ ------------- -------------

    Increase (decrease) in net assets resulting from
       contract transactions                                         (428,230)     530,517     (902,122)       27,054       917,475
                                                                 ------------- ------------ ------------ ------------- -------------
                                                                 ------------- ------------ ------------ ------------- -------------

    Total increase (decrease) in net assets                         1,042,407    1,808,912     (773,924)      991,686       968,100

NET ASSETS:
    Beginning of period                                             6,788,310    4,979,398    5,000,949     4,009,263             0
                                                                 ------------- ------------ ------------ ------------- -------------
                                                                 ------------- ------------ ------------ ------------- -------------

    End of period                                              $    7,830,717 $  6,788,310 $  4,227,025 $   5,000,949 $     968,100
                                                                 ============= ============ ============ ============= =============
                                                                 ============= ============ ============ ============= =============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                                      345,284      475,224      282,771       289,846        94,607
    Units redeemed                                                   (434,435)    (340,197)    (458,189)     (276,425)       (3,632)
                                                                 ------------- ------------ ------------ ------------- -------------
                                                                 ------------- ------------ ------------ ------------- -------------

    Net increase (decrease)                                           (89,151)     135,027     (175,418)       13,421        90,975
                                                                 ============= ============ ============ ============= =============
                                                                 ============= ============ ============ ============= =============


(1) The portfolio commenced operations on July 21, 2004.

The accompanying notes are an integral part of these financial statements.                                              (Continued)


FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2004 AND 2003
------------------------------------------------------------------------------------------------------------------------------------

                                                           LIBERTY ASSET         LM INSTITUTIONAL ADVISORS        MAXIMRAGGRESSIVE
                                                          ALLOCATION FUND              VALUE PORTFOLIO          PROFILE I PORTFOLIO
                                                   ----------------------------  ---------------------------  ----------------------
                                                   ----------------------------  ---------------------------  ----------------------
                                                       2004           2003          2004           2003           2004        2003
                                                   -------------  -------------  ------------   ------------  -------------  -------
                                                   -------------  -------------  ------------   ------------  -------------  -------


INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)                 $        3,163 $       2,900 $    (86,013) $    (28,040)$     990,354 $    174,546
    Net realized gain (loss)                              1,620       (13,442)     323,225       216,084       (62,070)    (716,463)
    Change in net realized appreciation
       on investments                                    14,491        32,413      728,147       753,840    10,158,886   13,075,383
                                                   ------------- ------------- ------------  ------------ ------------- ------------
                                                   ------------- ------------- ------------  ------------ ------------- ------------

    Increase in net assets resulting
       from operations                                   19,274        21,871      965,359       941,884    11,087,170   12,533,466
                                                   ------------- ------------- ------------  ------------ ------------- ------------
                                                   ------------- ------------- ------------  ------------ ------------- ------------

CONTRACT TRANSACTIONS:
    Purchase payments                                    23,211        25,886    1,162,721       400,968    14,805,535   12,779,292
    Redemptions                                         (15,594)      (18,647)    (746,374)     (129,722)   (3,950,016)  (2,349,146)
    Transfers, net                                       12,105        55,928    2,379,168     3,427,320     1,257,924      732,115
    Contract maintenance charges                              0             0       (1,514)         (441)     (113,152)     (17,740)
    Adjustments to net assets allocated to contracts
       in payout phase
                                                   ------------- ------------- ------------  ------------ ------------- ------------
                                                   ------------- ------------- ------------  ------------ ------------- ------------

    Increase in net assets resulting from
       contract transactions                             19,722        63,167    2,794,001     3,698,125    12,000,291   11,144,521
                                                   ------------- ------------- ------------  ------------ ------------- ------------
                                                   ------------- ------------- ------------  ------------ ------------- ------------

    Total increase in net assets                         38,996        85,038    3,759,360     4,640,009    23,087,461   23,677,987

NET ASSETS:
    Beginning of period                                 185,209       100,171    5,728,217     1,088,208    58,271,802   34,593,815
                                                   ------------- ------------- ------------  ------------ ------------- ------------
                                                   ------------- ------------- ------------  ------------ ------------- ------------

    End of period                                $      224,205 $     185,209 $  9,487,577  $  5,728,217 $  81,359,263 $ 58,271,802
                                                   ============= ============= ============  ============ ============= ============
                                                   ============= ============= ============  ============ ============= ============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                          3,123         9,989      483,854       496,102     1,625,671    1,670,693
    Units redeemed                                       (1,307)       (4,092)    (252,202)     (149,255)     (746,591)    (668,115)
                                                   ------------- ------------- ------------  ------------ ------------- ------------
                                                   ------------- ------------- ------------  ------------ ------------- ------------

    Net increase                                          1,816         5,897      231,652       346,847       879,080    1,002,578
                                                   ============= ============= ============  ============ ============= ============
                                                   ============= ============= ============  ============ ============= ============


The accompanying notes are an integral part of these financial statements.                                              (Continued)


FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2004 AND 2003
------------------------------------------------------------------------------------------------------------------------------------

                                                      MAXIM ARIEL MIDCAP VALUE  MAXIM ARIEL SMALL-CAP VALUE       MAXIM BOND INDEX
                                                             PORTFOLIO                  PORTFOLIO                     PORTFOLIO
                                                   ----------------------------  ---------------------------  ----------------------
                                                   ----------------------------  ---------------------------  ----------------------
                                                       2004           2003          2004           2003           2004         2003
                                                   -------------  -------------  ------------   ------------  -------------  -------
                                                   -------------  -------------  ------------   ------------  -------------  -------


INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)                 $     (595,128)$    (561,873)$    (88,120) $   (107,696)$     337,753 $    337,730
    Net realized gain                                 5,202,737       893,728    4,092,112     1,230,090       263,519      175,344
    Change in net realized appreciation (depreciation)
       on investments                                 2,954,948    15,150,567    5,891,552     6,878,149      (384,331)    (332,326)
                                                   ------------- ------------- ------------  ------------ ------------- ------------
                                                   ------------- ------------- ------------  ------------ ------------- ------------

    Increase in net assets resulting
       from operations                                7,562,557    15,482,422    9,895,544     8,000,543       216,941      180,748
                                                   ------------- ------------- ------------  ------------ ------------- ------------
                                                   ------------- ------------- ------------  ------------ ------------- ------------

CONTRACT TRANSACTIONS:
    Purchase payments                                 3,619,761     3,548,904    8,896,206     7,628,139     1,870,081    2,559,979
    Redemptions                                      (6,756,780)   (4,769,639)  (2,837,324)   (1,662,383)   (1,349,770)  (1,678,162)
    Transfers, net                                     (895,248)        1,060    5,209,811       816,463       (95,733)    (293,558)
    Contract maintenance charges                        (19,516)      (19,193)     (54,023)      (11,063)       (3,105)      (3,205)
    Adjustments to net assets allocated to contracts
       in payout phase
                                                   ------------- ------------- ------------  ------------ ------------- ------------
                                                   ------------- ------------- ------------  ------------ ------------- ------------

    Increase (decrease) in net assets resulting from
       contract transactions                         (4,051,783)   (1,238,868)  11,214,670     6,771,156       421,473      585,054
                                                   ------------- ------------- ------------  ------------ ------------- ------------
                                                   ------------- ------------- ------------  ------------ ------------- ------------

    Total increase in net assets                      3,510,774    14,243,554   21,110,214    14,771,699       638,414      765,802

NET ASSETS:
    Beginning of period                              71,518,230    57,274,676   39,755,769    24,984,070    10,269,925    9,504,123
                                                   ------------- ------------- ------------  ------------ ------------- ------------
                                                   ------------- ------------- ------------  ------------ ------------- ------------

    End of period                                $   75,029,004 $  71,518,230 $ 60,865,983  $ 39,755,769 $  10,908,339 $ 10,269,925
                                                   ============= ============= ============  ============ ============= ============
                                                   ============= ============= ============  ============ ============= ============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                        340,291       341,107      833,569       716,169       398,303      533,438
    Units redeemed                                     (425,742)     (395,647)    (300,446)     (313,440)     (367,465)    (489,519)
                                                   ------------- ------------- ------------  ------------ ------------- ------------
                                                   ------------- ------------- ------------  ------------ ------------- ------------

    Net increase (decrease)                             (85,451)      (54,540)     533,123       402,729        30,838       43,919
                                                   ============= ============= ============  ============ ============= ============
                                                   ============= ============= ============  ============ ============= ============


The accompanying notes are an integral part of these financial statements.                                              (Continued)




FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2004 AND 2003
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  MAXIM
                                                                                                  FOUNDER
                                                                                                  GROWTH &
                                                    MAXIM BOND       MAXIM CONSERVATIVE           INCOME         MAXIM GROWTH INDEX
                                                    PORTFOLIO        PROFILE I PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                   -------------  ---------------------------   ------------  ----------------------
                                                   -------------  ---------------------------   ------------  ----------------------
                                                       2003           2004          2003           2003           2004         2003
                                                   -------------  -------------  ------------   ------------  -------------  -------
                                                   -------------  -------------  ------------   ------------  -------------  -------
                                                       (1)                                          (1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)                 $      995,679 $     932,527 $    832,473  $    (20,120)$     49,519 $      (8,160)
    Net realized gain (loss)                            130,290        13,107     (294,778)   (1,005,135)  (1,319,795)   (2,432,202)
    Change in net realized appreciation (depreciation)
       on investments                                  (671,727)    1,257,431    2,366,107     1,467,244    2,149,607     5,953,886
                                                   ------------- ------------- ------------  ------------ ------------ -------------
                                                   ------------- ------------- ------------  ------------ ------------ -------------

    Increase in net assets resulting
       from operations                                  454,242     2,203,065    2,903,802       441,989      879,331     3,513,524
                                                   ------------- ------------- ------------  ------------ ------------ -------------
                                                   ------------- ------------- ------------  ------------ ------------ -------------

CONTRACT TRANSACTIONS:
    Purchase payments                                     9,560     6,851,076    6,907,417        20,299    2,033,669     2,184,268
    Redemptions                                      (3,980,116)   (2,985,368)  (2,034,102)     (258,448)  (2,046,723)   (1,133,398)
    Transfers, net                                  (38,755,462)     (711,122)    (617,026)   (2,081,833)    (422,235)     (270,793)
    Contract maintenance charges                        (11,209)      (73,516)     (12,532)         (964)     (10,641)      (10,926)
    Adjustments to net assets allocated to contracts
       in payout phase
                                                   ------------- ------------- ------------  ------------ ------------ -------------
                                                   ------------- ------------- ------------  ------------ ------------ -------------

    Increase (decrease) in net assets resulting from
       contract transactions                        (42,737,227)    3,081,070    4,243,757    (2,320,946)    (445,930)      769,151
                                                   ------------- ------------- ------------  ------------ ------------ -------------
                                                   ------------- ------------- ------------  ------------ ------------ -------------

    Total increase (decrease) in net assets         (42,282,985)    5,284,135    7,147,559    (1,878,957)     433,401     4,282,675

NET ASSETS:
    Beginning of period                              42,282,985    30,915,157   23,767,598     1,878,957   19,071,432    14,788,757
                                                   ------------- ------------- ------------  ------------ ------------ -------------
                                                   ------------- ------------- ------------  ------------ ------------ -------------

    End of period                                $            0 $  36,199,292 $ 30,915,157  $          0 $ 19,504,833 $  19,071,432
                                                   ============= ============= ============  ============ ============ =============
                                                   ============= ============= ============  ============ ============ =============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                        106,018       702,274      800,595        12,811      322,770       474,856
    Units redeemed                                   (1,982,770)     (478,284)    (465,950)     (295,936)    (364,164)     (399,217)
                                                   ------------- ------------- ------------  ------------ ------------ -------------
                                                   ------------- ------------- ------------  ------------ ------------ -------------

    Net increase (decrease)                          (1,876,752)      223,990      334,645      (283,125)     (41,394)       75,639
                                                   ============= ============= ============  ============ ============ =============
                                                   ============= ============= ============  ============ ============ =============


(1) The portfolio ceased operations on December 19, 2003.

The accompanying notes are an integral part of these financial statements.                                              (Continued)



FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2004 AND 2003
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           MAXIM
                                                                                                                           INVESCO
                                                                                                                           BALANCED
                                                                  MAXIM INDEX 600 PORTFOLIO   MAXIM INVESCO ADR PORTFOLIO  PORTFOLIO
                                                                  --------------------------  ---------------------------  ---------
                                                                  --------------------------  ---------------------------  ---------
                                                                      2004           2003          2004           2003         2003
                                                                   ------------   ------------  ------------  -------------  -------
                                                                   ------------   ------------  ------------  -------------  -------
                                                                                                                               (1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)                                 $    (138,215) $  (127,448)$     86,199 $      51,383 $    381,777
    Net realized gain (loss)                                         1,099,590     (253,076)    (115,811)     (432,648) (34,110,953)
    Change in net realized appreciation (depreciation)
       on investments                                                2,816,692    5,183,747    1,898,298     2,691,429   46,027,291
                                                                   ------------  ----------- ------------ ------------- ------------
                                                                   ------------  ----------- ------------ ------------- ------------

    Increase in net assets resulting
       from operations                                               3,778,067    4,803,223    1,868,686     2,310,164   12,298,115
                                                                   ------------  ----------- ------------ ------------- ------------
                                                                   ------------  ----------- ------------ ------------- ------------

CONTRACT TRANSACTIONS:
    Purchase payments                                                1,140,805    1,048,577      665,565       743,028    3,305,288
    Redemptions                                                     (1,954,331)  (1,250,675)  (1,279,555)     (621,990) (12,573,698)
    Transfers, net                                                     918,778      675,616      805,053      (106,394) (86,691,263)
    Contract maintenance charges                                        (4,450)      (4,064)      (3,000)       (2,792)     (29,810)
    Adjustments to net assets allocated to contracts
       in payout phase                                                                                                          694
                                                                   ------------  ----------- ------------ ------------- ------------
                                                                   ------------  ----------- ------------ ------------- ------------

    Increase (decrease) in net assets resulting from
       contract transactions                                           100,802      469,454      188,063        11,852  (95,988,789)
                                                                   ------------  ----------- ------------ ------------- ------------
                                                                   ------------  ----------- ------------ ------------- ------------

    Total increase (decrease) in net assets                          3,878,869    5,272,677    2,056,749     2,322,016  (83,690,674)

NET ASSETS:
    Beginning of period                                             18,381,974   13,109,297   10,102,771     7,780,755   83,690,674
                                                                   ------------  ----------- ------------ ------------- ------------
                                                                   ------------  ----------- ------------ ------------- ------------

    End of period                                                $  22,260,843  $18,381,974 $ 12,159,520 $  10,102,771 $          0
                                                                   ============  =========== ============ ============= ============
                                                                   ============  =========== ============ ============= ============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                                       200,661      219,477      296,177       135,512      483,119
    Units redeemed                                                    (191,813)    (195,981)    (281,966)     (136,138)  (7,851,558)
                                                                   ------------  ----------- ------------ ------------- ------------
                                                                   ------------  ----------- ------------ ------------- ------------

    Net increase (decrease)                                              8,848       23,496       14,211          (626)  (7,368,439)
                                                                   ============  =========== ============ ============= ============
                                                                   ============  =========== ============ ============= ============


(1) The portfolio ceased operations on December 19, 2003.

The accompanying notes are an integral part of these financial statements.                                              (Continued)



FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2004 AND 2003
------------------------------------------------------------------------------------------------------------------------------------

                                                     MAXIM LOOMIS SAYLES BOND    MAXIM LOOMIS SAYLES SMALL-CAP  MAXIMEMFSRSMALL-CAP
                                                             PORTFOLIO                  VALUE PORTFOLIO            GROWTH PORTFOLIO
                                                   ----------------------------  -----------------------------  --------------------
                                                   ----------------------------  -----------------------------  --------------------
                                                       2004           2003          2004           2003           2004         2003
                                                   -------------  -------------  ------------   ------------     ----------  -------
                                                   -------------  -------------  ------------   ------------     ----------  -------


INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)                 $    2,288,322 $  1,542,263 $    (67,142) $    (51,920)$    (451,779)$    (429,946)
    Net realized gain (loss)                            603,279      (74,567)   1,138,731        46,592    (4,050,773)   (5,353,178)
    Change in net realized appreciation (depreciation)
       on investments                                   443,421    5,257,227      519,276     1,574,949     6,325,630    16,137,678
                                                   ------------- ------------ ------------  ------------ ------------- -------------
                                                   ------------- ------------ ------------  ------------ ------------- -------------

    Increase in net assets resulting
       from operations                                3,335,022    6,724,923    1,590,865     1,569,621     1,823,078    10,354,554
                                                   ------------- ------------ ------------  ------------ ------------- -------------
                                                   ------------- ------------ ------------  ------------ ------------- -------------

CONTRACT TRANSACTIONS:
    Purchase payments                                 4,503,661    3,479,249      682,128       535,734     3,135,586     3,608,310
    Redemptions                                      (3,621,974)  (2,627,088)    (705,543)     (450,705)   (4,335,464)   (3,007,056)
    Transfers, net                                    1,000,151    3,861,104    1,252,368       591,286    (3,649,566)     (713,172)
    Contract maintenance charges                        (22,734)      (6,799)      (2,084)       (1,653)      (15,926)      (16,055)
    Adjustments to net assets allocated to contracts
       in payout phase
                                                   ------------- ------------ ------------  ------------ ------------- -------------
                                                   ------------- ------------ ------------  ------------ ------------- -------------

    Increase (decrease) in net assets resulting from
       contract transactions                          1,859,104    4,706,466    1,226,869       674,662    (4,865,370)     (127,973)
                                                   ------------- ------------ ------------  ------------ ------------- -------------
                                                   ------------- ------------ ------------  ------------ ------------- -------------

    Total increase (decrease) in net assets           5,194,126   11,431,389    2,817,734     2,244,283    (3,042,292)   10,226,581

NET ASSETS:
    Beginning of period                              33,005,369   21,573,980    6,953,492     4,709,209    45,659,309    35,432,728
                                                   ------------- ------------ ------------  ------------ ------------- -------------
                                                   ------------- ------------ ------------  ------------ ------------- -------------

    End of period                                $   38,199,495 $ 33,005,369 $  9,771,226  $  6,953,492 $  42,617,017 $  45,659,309
                                                   ============= ============ ============  ============ ============= =============
                                                   ============= ============ ============  ============ ============= =============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                        733,420      773,699      221,954       181,244       321,983       494,495
    Units redeemed                                     (599,101)    (464,592)    (146,904)     (134,542)     (549,571)     (495,931)
                                                   ------------- ------------ ------------  ------------ ------------- -------------
                                                   ------------- ------------ ------------  ------------ ------------- -------------

    Net increase (decrease)                             134,319      309,107       75,050        46,702      (227,588)       (1,436)
                                                   ============= ============ ============  ============ ============= =============
                                                   ============= ============ ============  ============ ============= =============


The accompanying notes are an integral part of these financial statements.                                              (Continued)



FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2004 AND 2003
------------------------------------------------------------------------------------------------------------------------------------


                                                       MAXIM MODERATE PROFILE I  MAXIM MODERATELY AGGRESSIVE    MAXIM MODERATELYI
                                                       PORTFOLIO                 PROFILE I PORTFOLIO            CONSERVATIVE
                                                                                                                PROFILE I PORTFOLIO
                                                   ---------------------------------------------------------------------------------
                                                   ----------------------------  ---------------------------  ----------------------
                                                       2004           2003          2004           2003           2004         2003
                                                   -------------  -------------  ------------   ------------  -------------  -------
                                                   -------------  -------------  ------------   ------------  -------------  -------


INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income                        $    3,528,224 $   1,534,568 $  3,133,538 $  1,479,237 $     992,494 $     667,984
    Net realized gain (loss)                             27,299      (235,944)      54,217     (409,852)        5,359      (174,091)
    Change in net realized appreciation
       on investments                                13,574,316    14,714,192   17,520,428   21,903,027     2,870,533     3,934,324
                                                   ------------- ------------- ------------ ------------ ------------- -------------
                                                   ------------- ------------- ------------ ------------ ------------- -------------

    Increase in net assets resulting
       from operations                               17,129,839    16,012,816   20,708,183   22,972,412     3,868,386     4,428,217
                                                   ------------- ------------- ------------ ------------ ------------- -------------
                                                   ------------- ------------- ------------ ------------ ------------- -------------

CONTRACT TRANSACTIONS:
    Purchase payments                                59,998,945    31,999,712   38,462,657   32,278,221     8,727,950     8,832,499
    Redemptions                                      (9,012,061)   (3,376,263)  (7,429,440)  (4,702,421)   (2,866,078)   (1,682,505)
    Transfers, net                                    6,033,874    18,607,334    2,466,823      591,652     1,346,007       913,308
    Contract maintenance charges                       (241,463)      (37,205)    (266,671)     (40,095)      (61,596)      (11,093)
    Adjustments to net assets allocated to contracts
       in payout phase
                                                   ------------- ------------- ------------ ------------ ------------- -------------
                                                   ------------- ------------- ------------ ------------ ------------- -------------

    Increase in net assets resulting from
       contract transactions                         56,779,295    47,193,578   33,233,369   28,127,357     7,146,283     8,052,209
                                                   ------------- ------------- ------------ ------------ ------------- -------------
                                                   ------------- ------------- ------------ ------------ ------------- -------------

    Total increase in net assets                     73,909,134    63,206,394   53,941,552   51,099,769    11,014,669    12,480,426

NET ASSETS:
    Beginning of period                             124,944,207    61,737,813  132,034,319   80,934,550    35,911,562    23,431,136
                                                   ------------- ------------- ------------ ------------ ------------- -------------
                                                   ------------- ------------- ------------ ------------ ------------- -------------

    End of period                                $  198,853,341 $ 124,944,207 $185,975,871 $132,034,319 $  46,926,231 $  35,911,562
                                                   ============= ============= ============ ============ ============= =============
                                                   ============= ============= ============ ============ ============= =============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                      5,394,620     4,336,836    3,499,216    3,123,250     1,017,152       981,714
    Units redeemed                                   (1,373,973)     (555,365)  (1,102,933)    (776,183)     (472,176)     (308,085)
                                                   ------------- ------------- ------------ ------------ ------------- -------------
                                                   ------------- ------------- ------------ ------------ ------------- -------------

    Net increase                                      4,020,647     3,781,471    2,396,283    2,347,067       544,976       673,629
                                                   ============= ============= ============ ============ ============= =============
                                                   ============= ============= ============ ============ ============= =============


The accompanying notes are an integral part of these financial statements.                                              (Continued)


FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2004 AND 2003
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                             MAXIM T. ROWE PRICE
                                                  MAXIM MONEY MARKET PORTFOLIO MAXIM STOCK INDEX PORTFOLIO  EQUITY/INCOME PORTFOLIO
                                                  ---------------------------- ---------------------------  ------------------------
                                                  ---------------------------- ---------------------------  ------------------------
                                                       2004           2003        2004           2003          2004          2003
                                                  -------------  ------------- ------------   ------------  -------------  ---------
                                                  -------------  ------------- ------------   ------------  -------------  ---------


INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)                 $     (202,491)$    (304,960)$  1,096,827 $    329,984 $     429,700 $     351,167
    Net realized gain (loss)                                  0             0   24,519,462   15,520,802     3,142,776    (1,179,628)
    Change in net realized appreciation (depreciation)
       on investments                                         0             0    9,600,108   71,294,179     8,394,423    17,713,032
                                                   ------------- ------------- ------------ ------------ ------------- -------------
                                                   ------------- ------------- ------------ ------------ ------------- -------------

    Increase (decrease) in net assets resulting
       from operations                                 (202,491)     (304,960)  35,216,397   87,144,965    11,966,899    16,884,571
                                                   ------------- ------------- ------------ ------------ ------------- -------------
                                                   ------------- ------------- ------------ ------------ ------------- -------------

CONTRACT TRANSACTIONS:
    Purchase payments                                 3,591,993     4,969,238   11,292,522   12,146,544     4,728,277     4,202,683
    Redemptions                                     (26,330,515)  (15,928,272) (44,353,947) (34,405,466)   (8,464,627)   (6,164,523)
    Transfers, net                                  (19,036,959)   78,006,370   (7,980,714)  (2,326,390)    3,376,382     2,065,834
    Contract maintenance charges                        (48,312)      (26,689)    (107,037)    (105,474)      (21,704)      (21,203)
    Adjustments to net assets allocated to contracts
       in payout phase                                  209,479       (50,174)      39,883      (67,395)       11,653        (7,187)
                                                   ------------- ------------- ------------ ------------ ------------- -------------
                                                   ------------- ------------- ------------ ------------ ------------- -------------

    Increase (decrease) in net assets resulting from
       contract transactions                        (41,614,314)   66,970,473  (41,109,293) (24,758,181)     (370,019)       75,604
                                                   ------------- ------------- ------------ ------------ ------------- -------------
                                                   ------------- ------------- ------------ ------------ ------------- -------------

    Total increase (decrease) in net assets         (41,816,805)   66,665,513   (5,892,896)  62,386,784    11,596,880    16,960,175

NET ASSETS:
    Beginning of period                             157,820,086    91,154,573  403,027,719  340,640,935    87,814,887    70,854,712
                                                   ------------- ------------- ------------ ------------ ------------- -------------
                                                   ------------- ------------- ------------ ------------ ------------- -------------

    End of period                                $  116,003,281 $ 157,820,086 $397,134,823 $403,027,719 $  99,411,767 $  87,814,887
                                                   ============= ============= ============ ============ ============= =============
                                                   ============= ============= ============ ============ ============= =============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                      2,025,372     7,609,339    1,315,918    1,206,635       545,433       494,731
    Units redeemed                                   (4,351,740)   (3,663,811)  (2,435,242)  (2,103,727)     (541,600)     (501,042)
                                                   ------------- ------------- ------------ ------------ ------------- -------------
                                                   ------------- ------------- ------------ ------------ ------------- -------------

    Net increase (decrease)                          (2,326,368)    3,945,528   (1,119,324)    (897,092)        3,833        (6,311)
                                                   ============= ============= ============ ============ ============= =============
                                                   ============= ============= ============ ============ ============= =============


The accompanying notes are an integral part of these financial statements.                                              (Continued)



FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2004 AND 2003
------------------------------------------------------------------------------------------------------------------------------------

                                                   MAXIM T. ROWE PRICE MIDCAP    MAXIMOTEMPLETON INTERNATIONAL MAXIM U.S.GOVERNMENT
                                                        GROWTH PORTFOLIO              EQUITY PORTFOLIO         SECURITIES PORTFOLIO
                                                   ---------------------------------------------------------------------------------
                                                   ----------------------------  ---------------------------  ----------------------
                                                       2004           2003          2004           2003           2004        2003
                                                   -------------  -------------  ------------   ------------  -------------  -------
                                                   -------------  -------------  ------------   ------------  -------------  -------


INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)                 $     (227,913)$    (150,275)$     97,296 $     74,124 $   1,391,363 $   1,602,600
    Net realized gain (loss)                          8,021,998     1,244,794      339,332   (3,138,955)      212,475       915,462
    Change in net realized appreciation
       on investments                                 2,668,102    11,347,515    5,570,807   11,864,574      (354,614)   (1,794,090)
                                                   ------------- ------------- ------------ ------------ ------------- -------------
                                                   ------------- ------------- ------------ ------------ ------------- -------------

    Increase in net assets resulting
       from operations                               10,462,187    12,442,034    6,007,435    8,799,743     1,249,224       723,972
                                                   ------------- ------------- ------------ ------------ ------------- -------------
                                                   ------------- ------------- ------------ ------------ ------------- -------------

CONTRACT TRANSACTIONS:
    Purchase payments                                11,107,849     8,961,899    1,687,546    1,775,586     2,293,582     2,779,700
    Redemptions                                      (4,036,528)   (1,704,088)  (4,050,551)  (2,349,436)   (5,695,816)   (5,280,284)
    Transfers, net                                    2,072,127     3,002,417      939,074      494,213    (2,769,519)   (2,978,079)
    Contract maintenance charges                        (68,676)      (12,435)      (8,957)      (8,842)      (15,157)      (17,483)
    Adjustments to net assets allocated to contracts
       in payout phase                                        0             0
                                                   ------------- ------------- ------------ ------------ ------------- -------------
                                                   ------------- ------------- ------------ ------------ ------------- -------------

    Increase (decrease) in net assets resulting from
       contract transactions                          9,074,772    10,247,793   (1,432,888)     (88,479)   (6,186,910)   (5,496,146)
                                                   ------------- ------------- ------------ ------------ ------------- -------------
                                                   ------------- ------------- ------------ ------------ ------------- -------------

    Total increase (decrease) in net assets          19,536,959    22,689,827    4,574,547    8,711,264    (4,937,686)   (4,772,174)

NET ASSETS:
    Beginning of period                              52,480,589    29,790,762   35,229,526   26,518,262    49,876,636    54,648,810
                                                   ------------- ------------- ------------ ------------ ------------- -------------
                                                   ------------ ------------- ------------ ------------ ------------- -------------

    End of period                                $   72,017,548 $  52,480,589 $ 39,804,073 $ 35,229,526 $  44,938,950 $  49,876,636
                                                   ============= ============= ============ ============ ============= =============
                                                   ============= ============= ============ ============ ============= =============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                        962,206       939,960    1,105,216      820,682       356,947       497,876
    Units redeemed                                     (453,001)     (267,307)  (1,181,250)    (833,056)     (720,992)     (806,898)
                                                   ------------- ------------- ------------ ------------ ------------- -------------
                                                   ------------- ------------- ------------ ------------ ------------- -------------

    Net increase (decrease)                             509,205       672,653      (76,034)     (12,374)     (364,045)     (309,022)
                                                   ============= ============= ============ ============ ============= =============
                                                   ============= ============= ============ ============ ============= =============


The accompanying notes are an integral part of these financial statements.                                               (Continued)



FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2004 AND 2003
------------------------------------------------------------------------------------------------------------------------------------

                                                   MAXIM VALUE INDEX PORTFOLIO      MFS STRATEGIC GROWTH        OPPENHEIMER CAPITAL
                                                                                         PORTFOLIO           APPRECIATION PORTFOLIO
                                                   ----------------------------  ---------------------------  ----------------------
                                                   ----------------------------  ---------------------------  ----------------------
                                                       2004           2003          2004           2003           2004         2003
                                                   -------------  -------------  ------------   ------------  -------------  -------
                                                   -------------  -------------  ------------   ------------  -------------  -------


INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)                 $       30,213 $     107,280 $     (5,265) $    (3,141)$     (24,764)$     (8,039)
    Net realized gain (loss)                           (344,170)     (847,173)       4,430       33,154        65,170      (15,704)
    Change in net realized appreciation (depreciation)
       on investments                                 1,374,876     2,444,306       12,932       23,824       105,004      207,999
                                                   ------------- ------------- ------------  ----------- ------------- ------------
                                                   ------------- ------------- ------------  ----------- ------------- ------------

    Increase in net assets resulting
       from operations                                1,060,919     1,704,413       12,097       53,837       145,410      184,256
                                                   ------------- ------------- ------------  ----------- ------------- ------------
                                                   ------------- ------------- ------------  ----------- ------------- ------------

CONTRACT TRANSACTIONS:
    Purchase payments                                   605,115       575,798       44,448       52,795       682,645      211,980
    Redemptions                                      (1,405,541)     (569,644)     (34,304)     (10,897)     (257,364)     (47,833)
    Transfers, net                                       76,074       762,172       56,712       96,144       890,845      694,722
    Contract maintenance charges                         (3,130)       (2,827)        (186)         (66)         (355)         (72)
    Adjustments to net assets allocated to contracts
       in payout phase
                                                   ------------- ------------- ------------  ----------- ------------- ------------
                                                   ------------- ------------- ------------  ----------- ------------- ------------

    Increase (decrease) in net assets resulting from
       contract transactions                           (727,482)      765,499       66,670      137,976     1,315,771      858,797
                                                   ------------- ------------- ------------  ----------- ------------- ------------
                                                   ------------- ------------- ------------  ----------- ------------- ------------

    Total increase in net assets                        333,437     2,469,912       78,767      191,813     1,461,181    1,043,053

NET ASSETS:
    Beginning of period                               8,231,847     5,761,935      379,612      187,799     1,445,242      402,189
                                                   ------------- ------------- ------------  ----------- ------------- ------------
                                                   ------------- ------------- ------------  ----------- ------------- ------------

    End of period                                $    8,565,284 $   8,231,847 $    458,379  $   379,612 $   2,906,423 $  1,445,242
                                                   ============= ============= ============  =========== ============= ============
                                                   ============= ============= ============  =========== ============= ============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                        174,956       230,168       35,915      111,442       200,978      119,951
    Units redeemed                                     (232,071)     (164,465)     (30,420)     (97,117)      (70,478)     (27,389)
                                                   ------------- ------------- ------------  ----------- ------------- ------------
                                                   ------------- ------------- ------------  ----------- ------------- ------------

    Net increase (decrease)                             (57,115)       65,703        5,495       14,325       130,500       92,562
                                                   ============= ============= ============  =========== ============= ============
                                                   ============= ============= ============  =========== ============= ============


The accompanying notes are an integral part of these financial statements.                                              (Continued)



FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2004 AND 2003
------------------------------------------------------------------------------------------------------------------------------------

                                                                   OPPENHEIMER      PIMCO TOTAL RETURN        PIONEER EQUITY-INCOME
                                                                   GLOBAL A             PORTFOLIO                  VCT PORTFOLIO
                                                                   PORTFOLIO
                                                                  ------------   ---------------------------------------------------
                                                                  ------------   --------------------------  -----------------------
                                                                      2004           2004          2003           2004         2003
                                                                   ------------   ------------  ------------  -------------  -------
                                                                   ------------   ------------  ------------  -------------  -------
                                                                       (1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income                                        $       6,056  $    84,151 $    113,649 $      11,925 $      7,171
    Net realized gain (loss)                                            11,776      272,288      124,578        28,103      (58,175)
    Change in net realized appreciation (depreciation)
       on investments                                                  228,626      (52,855)     (34,856)      128,325      193,452
                                                                   ------------  ----------- ------------ ------------- ------------
                                                                   ------------  ----------- ------------ ------------- ------------

    Increase in net assets resulting
       from operations                                                 246,458      303,584      203,371       168,353      142,448
                                                                   ------------  ----------- ------------ ------------- ------------
                                                                   ------------  ----------- ------------ ------------- ------------

CONTRACT TRANSACTIONS:
    Purchase payments                                                  396,468    1,175,834    1,092,599        93,862       92,532
    Redemptions                                                        (11,738)    (969,717)    (946,721)     (112,348)     (18,232)
    Transfers, net                                                   1,862,315    1,543,736    2,935,050       265,705      167,291
    Contract maintenance charges                                           (57)      (1,579)      (1,088)         (330)        (278)
    Adjustments to net assets allocated to contracts
       in payout phase
                                                                   ------------  ----------- ------------ ------------- ------------
                                                                   ------------  ----------- ------------ ------------- ------------

    Increase in net assets resulting from
       contract transactions                                         2,246,988    1,748,274    3,079,840       246,889      241,313
                                                                   ------------  ----------- ------------ ------------- ------------
                                                                   ------------  ----------- ------------ ------------- ------------

    Total increase in net assets                                     2,493,446    2,051,858    3,283,211       415,242      383,761

NET ASSETS:
    Beginning of period                                                      0    7,256,470    3,973,259       978,039      594,278
                                                                   ------------  ----------- ------------ ------------- ------------
                                                                   ------------  ----------- ------------ ------------- ------------

    End of period                                                $   2,493,446  $ 9,308,328 $  7,256,470 $   1,393,281 $    978,039
                                                                   ============  =========== ============ ============= ============
                                                                   ============  =========== ============ ============= ============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                                       223,875      369,952      501,567        55,968       54,292
    Units redeemed                                                     (16,657)    (215,337)    (219,751)      (32,974)     (28,728)
                                                                   ------------  ----------- ------------ ------------- ------------
                                                                   ------------  ----------- ------------ ------------- ------------

    Net increase                                                       207,218      154,615      281,816        22,994       25,564
                                                                   ============  =========== ============ ============= ============
                                                                   ============  =========== ============ ============= ============


(1) The portfolio commenced operations on July 21, 2004.

The accompanying notes are an integral part of these financial statements.                                              (Continued)



FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2004 AND 2003
------------------------------------------------------------------------------------------------------------------------------------
                                                                 RS DIVERSIFIED
                                                                    GROWTH         RS EMERGING GROWTH            TOTAL FUTUREFUNDS
                                                                   PORTFOLIO            PORTFOLIO                 SERIES ACCOUNT
                                                                 -------------  ---------------------------  -----------------------
                                                                 -------------  ---------------------------  -----------------------
                                                                     2004          2004           2003           2004         2003
                                                                 -------------  ------------   ------------  -------------  --------
                                                                 -------------  ------------   ------------  -------------  --------
                                                                     (1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)                               $       (2,112)$    (56,969)$   (38,286)$  12,176,643 $   7,727,420
    Net realized gain (loss)                                           43,763      435,632    (910,407)   36,416,574   (42,323,934)
    Change in net realized appreciation (depreciation)
       on investments                                                  65,375      113,578   2,134,252   117,027,962   333,948,298
                                                                 ------------- ------------ ----------- ------------- -------------
                                                                 ------------- ------------ ----------- ------------- -------------

    Increase in net assets resulting
       from operations                                                107,026      492,241   1,185,559   165,621,179   299,351,784
                                                                 ------------- ------------ ----------- ------------- -------------
                                                                 ------------- ------------ ----------- ------------- -------------

CONTRACT TRANSACTIONS:
    Purchase payments                                                 269,415      394,108     599,099   213,909,153   178,233,320
    Redemptions                                                       (21,984)    (607,217)   (207,838) (167,444,499) (128,453,882)
    Transfers, net                                                    445,925     (448,443)  1,102,082    (5,415,257)  (11,299,024)
    Contract maintenance charges                                          (14)      (2,757)     (2,047)   (1,255,831)     (517,585)
    Adjustments to net assets allocated to contracts
       in payout phase                                                                                       261,015      (124,062)
                                                                 ------------- ------------ ----------- ------------- -------------
                                                                 ------------- ------------ ----------- ------------- -------------

    Increase (decrease) in net assets resulting from
       contract transactions                                          693,342     (664,309)  1,491,296    40,054,581    37,838,767
                                                                 ------------- ------------ ----------- ------------- -------------
                                                                 ------------- ------------ ----------- ------------- -------------

    Total increase (decrease) in net assets                           800,368     (172,068)  2,676,855   205,675,760   337,190,551

NET ASSETS:
    Beginning of period                                                     0    4,970,024   2,293,169  1,649,496,658 1,312,306,107
                                                                 ------------- ------------ ----------- ------------- -------------
                                                                 ------------- ------------ ----------- ------------- -------------

    End of period                                              $      800,368 $  4,797,956 $ 4,970,024 $1,855,172,418$1,649,496,658
                                                                 ============= ============ =========== ============= =============
                                                                 ============= ============ =========== ============= =============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                                      151,822      535,278   1,018,173    28,620,375    34,579,732
    Units redeemed                                                    (81,970)    (688,723)   (676,233)  (23,262,745)  (29,572,427)
                                                                 ------------- ------------ ----------- ------------- -------------
                                                                 ------------- ------------ ----------- ------------- -------------

    Net increase (decrease)                                            69,852     (153,445)    341,940     5,357,630     5,007,305
                                                                 ============= ============ =========== ============= =============
                                                                 ============= ============ =========== ============= =============


(1) The portfolio commenced operations on July 21, 2004.

The accompanying notes are an integral part of these financial statements.                                              (Concluded)




FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

                                                               At December 31                      For the year ended December 31
                                                   -----------------------------------------   -----------------------------------
                                                   -----------------------------------------   -----------------------------------
                                                    Units    Unit Fair Value      Net Assets   Expense Ratio         Total Return
                                                    (000s)   lowest to highest      (000s)     lowest to highest lowest to highest
                                                   --------  ------------------   ----------   ----------------- -----------------
                                                   --------  ------------------   ----------   ----------------  -----------------

AIM BLUE CHIP PORTFOLIO
   2004                                                240   $  6.03 to  11.42   $    1,465    0.00 %  to 1.25 %  3.00 % to  7.92 %
   2003                                                334   $  5.85 to  10.98   $    1,962    0.00 %  to 1.25 % 23.73 % to 25.28 %
AIM SMALL CAP GROWTH PORTFOLIO
   2004                                                211   $ 10.76 to  12.78   $    2,276    0.00 %  to 1.25 %  5.49 % to 12.94 %
   2003                                                164   $ 10.20 to  11.99   $    1,675    0.00 %  to 1.25 % 37.41 % to 39.13 %
ALGER AMERICAN BALANCED PORTFOLIO
   2004                                                471   $  9.85 to  11.87   $    5,252    0.00 %  to 1.25 %  3.27 % to  6.47 %
   2003                                                646   $  9.48 to  11.35   $    6,966    0.00 %  to 1.25 % 17.46 % to 19.04 %
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
   2004                                              1,402   $ 10.53 to  14.70   $   19,383    0.00 %  to 1.25 % 11.65 % to 15.63 %
   2003                                              1,359   $  9.38 to  13.00   $   16,825    0.00 %  to 1.25 % 45.97 % to 47.80 %
AMERICAN CENTURY EQUITY INCOME PORTFOLIO
   2004                                                508   $ 10.68 to  17.60   $    8,488    0.00 %  to 1.25 %  6.80 % to 12.53 %
   2003                                                420   $ 11.13 to  15.64   $    6,321    0.00 %  to 1.25 % 22.71 % to 24.25 %
AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   2004                                                 66   $  9.92 to  15.20   $      657    0.00 %  to 0.75 % 12.14 % to 12.98 %
   2003                                                 29   $  8.85 to  13.45   $      253    0.00 %  to 0.75 % 28.66 % to 34.54 %
ARTISAN INTERNATIONAL PORTFOLIO
   2004                                                796   $  8.37 to  13.89   $    6,710    0.00 %  to 1.25 % 14.96 % to 17.77 %
   2003                                                596   $  7.20 to  11.82   $    4,307    0.00 %  to 1.25 % 27.54 % to 29.14 %
FEDERATED CAPITAL APPRECIATION PORTFOLIO
   2004                                                425   $ 10.51 to  11.86   $    4,493    0.00 %  to 1.25 %  5.87 % to  8.38 %
   2003                                                302   $  9.93 to  11.09   $    3,009    0.00 %  to 1.25 % 22.28 % to 23.82 %
FIDELITY VIP CONTRAFUND II PORTFOLIO
   2004                                              1,565   $ 10.90 to  16.03   $   23,369    0.00 %  to 1.25 %  8.96 % to 15.48 %
   2003                                              1,410   $  9.57 to  13.88   $   18,460    0.00 %  to 1.25 % 26.87 % to 28.47 %
FIDELITY VIP GROWTH PORTFOLIO
   2004                                              5,955   $  6.86 to  21.96   $  113,457    0.00 %  to 1.25 %  2.10 % to  8.24 %
   2003                                              6,248   $  6.67 to  21.51   $  117,336    0.00 %  to 1.25 % 31.21 % to 32.85 %
FRANKLIN SMALL CAP GROWTH FUND I
   2004                                                 15   $  7.18 to  15.95   $      106    0.00 %  to 0.75 % 12.20 % to 13.04 %
   2003                                                 38   $  6.40 to  14.11   $      246    0.00 %  to 0.75 % 36.65 % to 41.08 %
INVESCO DYNAMICS FUND
   2004                                                479   $  5.59 to  13.09   $    2,694    0.00 %  to 1.25 % 10.56 % to 13.39 %
   2003                                                682   $  5.05 to  11.72   $    3,463    0.00 %  to 1.25 % 36.57 % to 38.28 %
JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO
   2004                                                282   $ 10.55 to  14.15   $    3,280    0.00 %  to 0.95 %  3.79 % to  4.78 %
   2003                                                405   $ 10.15 to  13.50   $    4,531    0.00 %  to 0.95 % 22.82 % to 35.02 %

                                                                                                                        (Continued)
JANUS FUND
   2004                                                 23   $  6.14 to  14.05   $      141    0.00 %  to 0.75 %  3.91 % to  4.69 %
   2003                                                 23   $  5.91 to  13.42   $      133    0.00 %  to 0.75 % 30.73 % to 34.19 %
JANUS TWENTY PORTFOLIO
   2004                                              1,396   $  5.56 to  13.62   $    7,831    0.00 %  to 1.25 % 12.69 % to 23.89 %
   2003                                              1,486   $  4.55 to  11.02   $    6,788    0.00 %  to 1.25 % 23.76 % to 25.31 %
JANUS WORLDWIDE PORTFOLIO
   2004                                                740   $  5.66 to  12.07   $    4,227    0.00 %  to 1.25 %  4.23 % to 11.28 %
   2003                                                916   $  5.43 to  11.46   $    5,001    0.00 %  to 1.25 % 22.70 % to 24.24 %
JENSEN PORTFOLIO
   2004                                                 91   $ 10.63 to  10.82   $      968    0.00 %  to 1.25 %  6.34 % to  8.20 %
LIBERTY ASSET ALLOCATION FUND
   2004                                                 19   $ 12.11 to  13.63   $      224    0.00 %  to 0.75 %  9.17 % to  9.99 %
   2003                                                 17   $ 11.10 to  12.39   $      185    0.00 %  to 0.75 % 19.57 % to 23.88 %
LM INSTITUTIONAL ADVISORS VALUE PORTFOLIO
   2004                                                708   $ 11.50 to  13.82   $    9,488    0.00 %  to 1.25 % 11.31 % to 15.00 %
   2003                                                476   $ 11.64 to  12.26   $    5,728    0.00 %  to 1.25 % 42.70 % to 44.21 %
MAXIM AGGRESSIVE PROFILE I PORTFOLIO
   2004                                              5,312   $ 11.19 to  15.47   $   81,359    0.00 %  to 1.25 % 11.88 % to 16.89 %
   2003                                              4,432   $  9.75 to  13.23   $   58,272    0.00 %  to 1.25 % 28.95 % to 30.57 %
MAXIM ARIEL MIDCAP VALUE PORTFOLIO
   2004                                              2,407   $ 10.94 to  35.78   $   75,029    0.00 %  to 1.25 %  9.42 % to 12.28 %
   2003                                              2,492   $ 11.43 to  32.27   $   71,518    0.00 %  to 1.25 % 27.97 % to 29.58 %
MAXIM ARIEL SMALL-CAP VALUE PORTFOLIO
   2004                                              2,471   $ 10.94 to  34.50   $   60,866    0.00 %  to 1.25 %  9.43 % to 22.17 %
   2003                                              1,937   $ 11.73 to  28.60   $   39,756    0.00 %  to 1.25 % 27.64 % to 29.24 %
MAXIM BOND INDEX PORTFOLIO
   2004                                                825   $ 10.06 to  14.01   $   10,908    0.00 %  to 1.25 %  0.58 % to  3.28 %
   2003                                                794   $  9.89 to  13.56   $   10,270    0.00 %  to 1.25 %  1.79 % to  3.07 %
MAXIM CONSERVATIVE PROFILE I PORTFOLIO
   2004                                              2,510   $ 10.41 to  14.58   $   36,199    0.00 %  to 1.25 %  4.10 % to  6.92 %
   2003                                              2,286   $ 10.40 to  13.68   $   30,915    0.00 %  to 1.25 %  9.95 % to 11.33 %
MAXIM GROWTH INDEX PORTFOLIO
   2004                                              1,715   $  6.78 to  11.88   $   19,505    0.00 %  to 1.25 %  4.65 % to  8.22 %
   2003                                              1,756   $  6.44 to  11.28   $   19,071    0.00 %  to 1.25 % 23.31 % to 24.86 %
MAXIM INDEX 600 PORTFOLIO
   2004                                                916   $ 11.27 to  26.98   $   22,261    0.00 %  to 1.25 % 12.67 % to 21.78 %
   2003                                                908   $ 12.18 to  22.43   $   18,382    0.00 %  to 1.25 % 36.41 % to 38.12 %

                                                                                                                         (Continued)
MAXIM INVESCO ADR PORTFOLIO
   2004                                                765   $ 10.75 to  18.95   $   12,160    0.00 %  to 1.25 % 13.93 % to 19.64 %
   2003                                                751   $  9.05 to  16.04   $   10,103    0.00 %  to 1.25 % 29.68 % to 31.31 %
MAXIM LOOMIS SAYLES BOND PORTFOLIO
   2004                                              1,759   $ 10.56 to  25.80   $   38,199    0.00 %  to 1.25 %  5.58 % to 10.98 %
   2003                                              1,625   $ 10.87 to  23.54   $   33,005    0.00 %  to 1.25 % 28.49 % to 30.10 %
MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO
   2004                                                544   $ 11.22 to  18.92   $    9,771    0.00 %  to 1.25 % 12.15 % to 22.16 %
   2003                                                469   $ 11.95 to  15.49   $    6,953    0.00 %  to 1.25 % 32.62 % to 34.28 %
MAXIM MFS SMALL-CAP GROWTH PORTFOLIO
   2004                                              2,066   $  6.83 to  24.21   $   42,617    0.00 %  to 1.25 %  4.68 % to 13.94 %
   2003                                              2,294   $  6.49 to  23.13   $   45,659    0.00 %  to 1.25 % 29.33 % to 30.95 %
MAXIM MODERATE PROFILE I PORTFOLIO
   2004                                             13,270   $ 10.77 to  15.22   $  198,853    0.00 %  to 1.25 %  7.65 % to 11.34 %
   2003                                              9,249   $ 10.54 to  13.67   $  124,944    0.00 %  to 1.25 % 18.70 % to 20.19 %
MAXIM MODERATELY AGGRESSIVE PROFILE I PORTFOLIO
   2004                                             12,116   $ 10.95 to  15.49   $  185,976    0.00 %  to 1.25 %  9.49 % to 13.38 %
   2003                                              9,720   $ 10.06 to  13.68   $  132,034    0.00 %  to 1.25 % 22.42 % to 23.96 %
MAXIM MODERATELY CONSERVATIVE PROFILE I PORTFOLIO
   2004                                              3,341   $ 10.61 to  14.24   $   46,926    0.00 %  to 1.25 %  6.14 % to  9.66 %
   2003                                              2,796   $ 10.73 to  12.98   $   35,912    0.00 %  to 1.25 % 15.05 % to 16.49 %
MAXIM MONEY MARKET PORTFOLIO
   2004                                              6,878   $ 10.01 to  20.97   $  116,003    0.00 %  to 1.25 % (0.31)% to  0.94 %
   2003                                              9,205   $ 10.02 to  21.04   $  157,820    0.00 %  to 1.25 % (0.52)% to  0.73 %
MAXIM STOCK INDEX PORTFOLIO
   2004                                             10,706   $  8.78 to  72.13   $  397,135    0.00 %  to 1.25 %  9.09 % to 10.74 %
   2003                                             11,826   $  7.98 to  65.95   $  403,028    0.00 %  to 1.25 % 26.82 % to 28.41 %
MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO
   2004                                              3,874   $ 10.90 to  28.97   $   99,412    0.00 %  to 1.25 %  9.02 % to 15.03 %
   2003                                              3,870   $ 11.14 to  25.50   $   87,815    0.00 %  to 1.25 % 24.08 % to 25.64 %
MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO
   2004                                              3,560   $ 11.20 to  20.62   $   72,018    0.00 %  to 1.25 % 12.05 % to 18.09 %
   2003                                              3,051   $ 10.68 to  17.46   $   52,481    0.00 %  to 1.25 % 36.11 % to 37.82 %
MAXIM TEMPLETON INTERNATIONAL EQUITY PORTFOLIO
   2004                                              2,307   $ 11.41 to  18.22   $   39,804    0.00 %  to 1.25 % 14.12 % to 18.86 %
   2003                                              2,383   $  9.87 to  15.52   $   35,230    0.00 %  to 1.25 % 33.67 % to 35.35 %
MAXIM U.S. GOVERNMENT SECURITIES PORTFOLIO
   2004                                              2,579   $ 10.06 to  18.45   $   44,939    0.00 %  to 1.25 %  0.61 % to  3.90 %
   2003                                              2,943   $ 10.01 to  17.98   $   49,877    0.00 %  to 1.25 %  1.30 % to  2.57 %

                                                                                                                         (Continued)
MAXIM VALUE INDEX PORTFOLIO
   2004                                                618   $ 10.41 to  14.48   $    8,565    0.00 %  to 1.25 %  9.45 % to 15.04 %
   2003                                                675   $  9.10 to  12.65   $    8,232    0.00 %  to 1.25 % 28.81 % to 30.43 %
MFS STRATEGIC GROWTH PORTFOLIO
   2004                                                 43   $ 10.49 to  11.66   $      458    0.00 %  to 1.25 %  5.22 % to 11.33 %
   2003                                                 38   $  9.97 to  10.97   $      380    0.00 %  to 1.25 % 25.69 % to 27.27 %
OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO
   2004                                                274   $ 10.56 to  12.01   $    2,906    0.00 %  to 1.25 %  5.14 % to  8.17 %
   2003                                                144   $ 10.04 to  11.31   $    1,445    0.00 %  to 1.25 % 27.85 % to 29.57 %
OPPENHEIMER GLOBAL A PORTFOLIO
   2004                                                207   $ 11.59 to  12.09   $    2,493    0.00 %  to 1.25 % 15.86 % to 20.88 %
PIMCO TOTAL RETURN PORTFOLIO
   2004                                                809   $ 10.11 to  11.85   $    9,308    0.00 %  to 1.25 %  1.09 % to  4.88 %
   2003                                                655   $  9.94 to  11.30   $    7,256    0.00 %  to 1.25 %  3.90 % to  5.34 %
PIONEER EQUITY-INCOME VCT PORTFOLIO
   2004                                                119   $ 10.84 to  12.85   $    1,393    0.00 %  to 1.25 %  8.35 % to 16.04 %
   2003                                                 96   $ 10.09 to  11.10   $      978    0.00 %  to 1.25 % 20.76 % to 22.28 %
RS DIVERSIFIED GROWTH PORTFOLIO
   2004                                                 70   $ 11.31 to  11.51   $      800    0.00 %  to 1.25 % 13.10 % to 15.12 %
   2003                                              1,058   $  4.63 to  12.16   $    4,970    0.00 %  to 1.25 % 44.92 % to 46.74 %
RS EMERGING GROWTH PORTFOLIO
   2004                                                905   $  5.26 to  13.97   $    4,798    0.00 %  to 1.25 % 13.74 % to 16.53 %

                                                                                                                         (Concluded)



                                                               AIM BLUE CHIP PORTFOLIO
                             -------------------------------------------------------------------------------------------------------

Expenses as a % of net assets     0.00              0.55               0.65              0.75              0.95               1.25

          2002
--------------------------
--------------------------
 Ending Unit Value                   $ 4.88             $ 4.81            $ 4.80             $ 4.79            $ 4.76        $ 4.73
 Number of Units Outstanding          2,575             23,175                 -             17,313            81,240       292,297
 Net Assets (000's)                    $ 13              $ 112               $ -               $ 83             $ 387       $ 1,381
 Total Return                       (26.40%)           (26.90%)          (26.94%)           (26.98%)          (27.22%)      (27.34%)

          2001
--------------------------
--------------------------
 Ending Unit Value                   $ 6.63             $ 6.58            $ 6.57             $ 6.56            $ 6.54        $ 6.51
 Number of Units Outstanding          1,870             24,965                 -             26,790            88,846       423,660
 Net Assets (000's)                    $ 12              $ 164               $ -              $ 176             $ 581       $ 2,757
 Total Return                       (23.00%)           (23.31%)          (23.43%)           (23.45%)          (23.60%)      (23.86%)

          2000
--------------------------
--------------------------
 Ending Unit Value                    $ 8.61             $ 8.58           $ 8.58              8.57             8.56           8.55
 Number of Units Outstanding              30              5,048                -             6,939           33,594        290,971
 Net Assets (000's)                      $ 0               $ 43                -              $359             $ 288       $ 2,488
 Total Return                        (13.90%)           (14.20%)         (14.20%)          (14.30%)          (14.40%)      (14.50%)


                                                            AIM SMALL CAP GROWTH PORTFOLIO
                             -------------------------------------------------------------------------------------------------------
                             -------------------------------------------------------------------------------------------------------

Expenses as a % of net assets     0.00              0.55               0.65              0.75              0.95             1.25

          2002
--------------------------
--------------------------
 Ending Unit Value                   $ 7.48             $ 7.45            $ 7.45             $ 7.44            $ 7.43        $ 7.42
 Number of Units Outstanding            263              2,247                 -              2,324             1,727        12,201
 Net Assets (000's)                     $ 2               $ 17               $ -               $ 17              $ 13          $ 90
 Total Return                       (25.20%)           (25.50%)          (25.50%)           (25.60%)          (25.70%)      (25.80%)

                                                                                                                         (Continued)



                                                           ALGER AMERICAN BALANCED PORTFOLIO
                            --------------------------------------------------------------------------------------------------------
                            --------------------------------------------------------------------------------------------------------

Expenses as a % of net assets    0.00              0.55              0.65              0.75              0.95              1.25

          2002
-------------------------
-------------------------
 Ending Unit Value                   $ 9.53            $ 9.37            $ 8.02            $ 9.31            $ 9.25          $ 9.15
 Number of Units Outstanding            347             6,592                 -            30,271           135,584         601,451
 Net Assets (000's)                     $ 3              $ 62               $ -             $ 282           $ 1,254         $ 5,505
 Total Return                       (12.33%)          (12.76%)          (12.83%)          (12.91%)          (13.06%)        (13.43%)

          2001
-------------------------
-------------------------
 Ending Unit Value                  $ 10.87           $ 10.74            $ 9.20           $ 10.69           $ 10.64         $ 10.57
 Number of Units Outstanding             73            10,322                 -            25,750           125,592         598,195
 Net Assets (000's)                     $ 1             $ 111               $ -             $ 275           $ 1,336         $ 6,322
 Total Return                        (1.98%)           (2.45%)           (2.54%)           (2.64%)           (2.92%)         (3.12%)

          2000
-------------------------
-------------------------
 Ending Unit Value                  $ 11.09           $ 11.01             $.9.44           $10.98           $ 10.96        $  10.91
 Number of Units Outstanding              -             5,064                  -           12,856           109,400         505,908
 Net Assets (000's)                     $ -              $ 56              $   -            $ 141           $ 1,199         $ 5,521
 Total Return                        (2.80%)           (3.34%)           (5.60%)           (3.51%)           (3.61%)        (3.96%)

                                                               ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
                            --------------------------------------------------------------------------------------------------------
                            --------------------------------------------------------------------------------------------------------

Expenses as a % of net assets    0.00              0.55              0.65              0.75              0.95              1.25

          2002
-------------------------
-------------------------
 Ending Unit Value                   $ 8.80            $ 8.64            $ 6.39            $ 8.58            $ 8.52          $ 8.44
 Number of Units Outstanding          1,755            30,204                 -            64,663           203,757         813,721
 Net Assets (000's)                    $ 15             $ 261               $ -             $ 555           $ 1,737         $ 6,869
 Total Return                       (29.54%)          (29.93%)          (29.93%)          (30.07%)          (30.22%)        (30.42%)

          2001
-------------------------
-------------------------
 Ending Unit Value                  $ 12.49           $ 12.33            $ 9.12           $ 12.27           $ 12.21         $ 12.13
 Number of Units Outstanding          5,675            50,488                 -            57,979           228,470         857,730
 Net Assets (000's)                    $ 71             $ 622               $ -             $ 711           $ 2,791        $ 10,406
 Total Return                        (6.51%)           (7.01%)           (7.22%)           (7.26%)           (7.50%)         (7.76%)

          2000
-------------------------
-------------------------
 Ending Unit Value                  $ 13.36           $ 13.26             $9.83            $13.23           $.13.20          $13.15
 Number of Units Outstanding          6,107            50,676                 -            41,599           219,147         865,701
 Net Assets (000's)                    $ 82             $ 672               $ -              $550           $ 2,893        $ 11,380
 Total Return                         9.15%             8.60%            (1.70%)            8.35%             8.20%           7.88%



                                                                                                                        (Continued)




                                                               AMERICAN CENTURY EQUITY INCOME PORTFOLIO
                           --------------------------------------------------------------------------------------------------------
                           --------------------------------------------------------------------------------------------------------


Expenses as a % of net assets   0.00             0.55             0.65             0.75              0.95             1.25

         2002
------------------------
------------------------
 Ending Unit Value                $ 12.59          $ 12.42          $ 12.39          $ 12.35           $ 12.29          $ 12.20
 Number of Units Outstanding        4,757           13,045                -           18,110            67,208          170,066
 Net Assets (000's)                  $ 60            $ 162              $ -            $ 224             $ 826          $ 2,074
 Total Return                      (4.98%)          (5.48%)          (5.56%)          (5.73%)           (5.90%)          (6.15%)

         2001
------------------------
------------------------
 Ending Unit Value                $ 13.25          $ 13.14          $ 13.12          $ 13.10           $ 13.06          $ 13.00
 Number of Units Outstanding          869           14,329                -            8,688            35,178          107,627
 Net Assets (000's)                  $ 12            $ 188              $ -            $ 114             $ 459          $ 1,399
 Total Return                      11.25%           10.70%           10.62%           10.46%            10.21%            9.89%

         2000
------------------------
------------------------
 Ending Unit Value                $ 11.91          $ 11.87          $ 11.86         $  11.86          $ 111.85             11.83
 Number of Units Outstanding           -                8                -             1,337            11,587            27,963
 Net Assets (000's)               $    -              $ 0           $    -          $    160          $    137          $    331
 Total Return                      19.10%           18.70%           18.60%           18.60%            18.50%            18.30%

                                AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
                           -----------------------------------------------------
                           -----------------------------------------------------

Expenses as a % of net assets   0.75

         2002
------------------------
------------------------
 Ending Unit Value                 $ 6.88
 Number of Units Outstanding       22,142
 Net Assets (000's)                 $ 152
 Total Return                     (19.91%)

         2001
------------------------
------------------------
 Ending Unit Value                 $ 8.59
 Number of Units Outstanding        2,206
 Net Assets (000's)                  $ 19
 Total Return                      (9.10%)

         2000
------------------------
------------------------
 Ending Unit Value             $      9.45
 Number of Units Outstanding            -
 Net Assets (000's)            $        -
 Total Return                      (5.50%)
                                                                                                                        (Continued)







                                                                  ARTISAN INTERNATIONAL PORTFOLIO
                             ------------------------------------------------------------------------------------------------------
                             ------------------------------------------------------------------------------------------------------


Expenses as a % of net assets     0.00              0.55               0.65              0.75              0.95               1.25

          2002
--------------------------
--------------------------
 Ending Unit Value                $ 5.83             $ 5.74            $ 5.73             $ 5.71            $ 5.69           $ 5.64
 Number of Units Outstanding         244              7,588                 -             33,286            58,883          294,453
 Net Assets (000's)                  $ 1               $ 44               $ -              $ 190             $ 335          $ 1,661
 Total Return                    (18.80%)           (19.38%)          (19.41%)           (19.58%)          (19.63%)         (19.89%)

          2001
--------------------------
--------------------------
 Ending Unit Value                $ 7.18             $ 7.12            $ 7.11             $ 7.10            $ 7.08           $ 7.04
 Number of Units Outstanding          15              5,267                 -             14,150            48,509          200,036
 Net Assets (000's)                  $ -               $ 37               $ -              $ 100             $ 344          $ 1,409
 Total Return                    (15.93%)           (16.33%)          (16.45%)           (16.47%)          (16.61%)         (16.98%)

          2000
--------------------------
--------------------------
 Ending Unit Value               $ 8.54             $ 8.51              8.51               8.50             8.49              $8.48
 Number of Units Outstanding         15              1,006                 -              2,436            25,053           144,380
 Net Assets (000's)              $    -             $    9             $   -            $    21             $ 213           $ 1,224
 Total Return                   (14.60%)           (14.90%)          (14.90%)           (15.00%)          (15.10%)          (15.20%)


                                                               FEDERATED CAPITAL APPRECIATION PORTFOLIO
                             ------------------------------------------------------------------------------------------------------
                             ------------------------------------------------------------------------------------------------------

Expenses as a % of net assets     0.00              0.55               0.65              0.75              0.95               1.25

          2002
--------------------------
--------------------------
 Ending Unit Value                $ 8.19             $ 8.16            $ 8.15             $ 8.15            $ 8.14           $ 8.12
 Number of Units Outstanding      14,740              3,191                 -              8,831            21,813           92,533
 Net Assets (000's)                $ 121               $ 26               $ -               $ 72             $ 178            $ 751
 Total Return                    (18.10%)           (18.40%)          (18.50%)           (18.50%)          (18.60%)         (18.80%)






                                                                                                                      (Continued)
                                                                   FIDELITY VIP CONTRAFUND II PORTFOLIO
                            -------------------------------------------------------------------------------------------------------
                            -------------------------------------------------------------------------------------------------------


Expenses as a % of net assets    0.00              0.55              0.65              0.75              0.95              1.25

          2002
-------------------------
-------------------------
 Ending Unit Value               $ 10.81           $ 10.56            $ 7.50           $ 10.48           $ 10.39           $ 10.26
 Number of Units Outstanding       1,165            37,904               134            70,602           250,602           894,447
 Net Assets (000's)                 $ 13             $ 400               $ 1             $ 740           $ 2,604           $ 9,179
 Total Return                     (9.31%)           (9.90%)           (9.96%)           (9.97%)          (10.20%)          (10.47%)

          2001
-------------------------
-------------------------
 Ending Unit Value               $ 11.92           $ 11.72            $ 8.33           $ 11.64           $ 11.57           $ 11.46
 Number of Units Outstanding         647            35,737               134            60,167           224,771           854,392
 Net Assets (000's)                  $ 8             $ 419               $ 1             $ 701           $ 2,601           $ 9,795
 Total Return                    (12.29%)          (12.73%)          (12.96%)          (12.94%)          (13.14%)          (13.38%)

          2000
-------------------------
-------------------------
 Ending Unit Value              $ 13.59           $ 13.43             $ 9.57          $  13.37           $.13.32          $  13.23
 Number of Units Outstanding        592            18,744                134            35,038           198,939           777,969
 Net Assets (000's)               $   8             $ 252               $  1          $    468           $ 2,650           $10,293
 Total Return                    (6.60%)          (7.12%)             (4.30%)           (7.35%)          (7.50%)           (7.80%)

                                                                   FIDELITY VIP GROWTH PORTFOLIO
                            -------------------------------------------------------------------------------------------------------
                            -------------------------------------------------------------------------------------------------------

Expenses as a % of net assets    0.00              0.55              0.65              0.75              0.95              1.25

          2002
-------------------------
-------------------------
 Ending Unit Value                 $ 8.58           $ 11.73            $ 5.06           $ 10.23           $ 12.51           $ 16.40
 Number of Units Outstanding       64,250           274,724             3,307           948,538         1,155,035         3,686,022
 Net Assets (000's)                 $ 551           $ 3,223              $ 17           $ 9,705          $ 14,454          $ 60,433
 Total Return                     (30.07%)          (30.51%)          (30.49%)          (30.64%)          (30.81%)          (30.95%)

          2001
-------------------------
-------------------------
 Ending Unit Value                $ 12.27           $ 16.88            $ 7.28           $ 14.75           $ 18.08           $ 23.75
 Number of Units Outstanding       65,066           312,757             3,321           945,946         1,223,847         3,927,000
 Net Assets (000's)                 $ 798           $ 5,279              $ 24          $ 13,952          $ 22,122          $ 93,279
 Total Return                     (17.65%)          (18.14%)          (18.20%)          (18.28%)          (18.45%)          (18.72%)

          2000
-------------------------
-------------------------
 Ending Unit Value              $ 14.90           $ 20.62               $8.90            $18.05           $ 22.17           $ 29.22
 Number of Units Outstanding     71,676           272,931               4,541           914,068         1,163,198         4,063,604
 Net Assets (000's)             $ 1,068           $ 5,628                 $40           $16,499          $ 25,788          $118,725
 Total Return                   (10.99%)          (11.46%)            (11.00%)          (11.65%)          (11.81%)         (12.07%)

                                                                                                                        (Continued)


                                      FRANKLIN SMALL CAP GROWTH FUND I
                            ----------------------------------------------------
                            ----------------------------------------------------


Expenses as a % of net assets    0.75

          2002
-------------------------
-------------------------
 Ending Unit Value                  $ 4.69
 Number of Units Outstanding        14,465
 Net Assets (000's)                   $ 68
 Total Return                      (30.00%)

          2001
-------------------------
-------------------------
 Ending Unit Value                  $ 6.70
 Number of Units Outstanding         7,384
 Net Assets (000's)                   $ 50
 Total Return                      (21.18%)

          2000
-------------------------
-------------------------
 Ending Unit Value                  $ 8.50
 Number of Units Outstanding           107
 Net Assets (000's)                 $    1
 Total Return                      (15.00%)

                                                                     INVESCO DYNAMICS FUND
                            -------------------------------------------------------------------------------------------------------
                            -------------------------------------------------------------------------------------------------------

Expenses as a % of net assets    0.00             0.55              0.65             0.75              0.95             1.25

          2002
-------------------------
-------------------------
 Ending Unit Value                  $ 3.82           $ 3.77            $ 3.76           $ 3.75            $ 3.73           $ 3.70
 Number of Units Outstanding         7,398           21,751                 -           53,272           118,493          597,242
 Net Assets (000's)                   $ 28             $ 82               $ -            $ 200             $ 442          $ 2,211
 Total Return                      (33.10%)         (33.39%)          (33.57%)         (33.51%)          (33.75%)         (33.93%)

          2001
-------------------------
-------------------------
 Ending Unit Value                  $ 5.71           $ 5.66            $ 5.66           $ 5.64            $ 5.63           $ 5.60
 Number of Units Outstanding         3,160           17,556                 -           34,718           159,264          532,951
 Net Assets (000's)                   $ 18             $ 99               $ -            $ 196             $ 896          $ 2,985
 Total Return                      (32.90%)         (33.33%)          (33.25%)         (33.49%)          (33.53%)         (33.81%)

          2000
-------------------------
-------------------------
 Ending Unit Value                  $ 8.51           $ 8.49            $ 8.48           $ 8.48            $ 8.47          $  8.46
 Number of Units Outstanding            14           17,153                 -           13,292            90,122          341,995
 Net Assets (000's)                 $    -            $ 146            $    -            $ 113             $ 763-         $ 2,892
 Total Return                      (14.90%)         (15.10%)          (15.20%)         (15.20%)          (15.30%)         (15.40%)

                                                                                                                       (Continued)





                            JANUS ASPEN SERIES WORLDWIDE GROWTH      JANUS FUND
                            ----------------------------------------------------
                            ----------------------------------------------------


Expenses as a % of net assets    0.75              0.95             0.75

          2002
-------------------------
-------------------------
 Ending Unit Value                  $ 8.25            $ 9.72            $ 4.52
 Number of Units Outstanding       185,722           219,839            60,777
 Net Assets (000's)                $ 1,531           $ 2,138             $ 275
 Total Return                      (26.01%)          (26.25%)          (28.03%)

          2001
-------------------------
-------------------------
 Ending Unit Value                 $ 11.15           $ 13.18            $ 6.28
 Number of Units Outstanding       193,107           208,436            15,053
 Net Assets (000's)                $ 2,154           $ 2,747              $ 95
 Total Return                      (23.05%)          (23.19%)          (26.72%)

          2000
-------------------------
-------------------------
 Ending Unit Value                 $ 14.49           $ 17.16            $ 8.57
 Number of Units Outstanding       209,494           171,580                39
 Net Assets (000's)                $ 3,036           $ 2,944            $    -
 Total Return                      (16.29%)          (16.46%)          (14.30%)

                                                                     JANUS TWENTY PORTFOLIO
                            -------------------------------------------------------------------------------------------------------
                            -------------------------------------------------------------------------------------------------------

Expenses as a % of net assets    0.00              0.55             0.65              0.75              0.95              1.25

          2002
-------------------------
-------------------------
 Ending Unit Value                  $ 3.80            $ 3.74            $ 3.73           $ 3.72            $ 3.70            $ 3.67
 Number of Units Outstanding        46,538            31,903                 -           50,147           274,501           947,397
 Net Assets (000's)                  $ 177             $ 119               $ -            $ 187           $ 1,016           $ 3,480
 Total Return                      (24.00%)          (24.44%)          (24.49%)         (24.54%)          (24.80%)          (25.10%)

          2001
-------------------------
-------------------------
 Ending Unit Value                  $ 5.00            $ 4.95            $ 4.94           $ 4.93            $ 4.92            $ 4.90
 Number of Units Outstanding         5,572            50,805                 -           49,241           194,263           846,459
 Net Assets (000's)                   $ 28             $ 251               $ -            $ 243             $ 956           $ 4,145
 Total Return                      (29.08%)          (29.59%)          (29.73%)         (29.77%)          (29.91%)          (30.00%)

          2000
-------------------------
-------------------------
 Ending Unit Value                  $ 7.05            $ 7.03           $  7.03           $.7.02            $ 7.02           $  7.00
 Number of Units Outstanding            74            40,608                 -           36,576           113,874           621,528
 Net Assets (000's)                    $ 1             $ 285           $     -           $  257             $ 799           $ 4,354
 Total Return                      (29.50%)          (29.70%)          (29.70%)         (29.80%)          (29.80%)          (30.00%)

                                                                                                                        (Continued)


                                                                 JANUS WORLDWIDE PORTFOLIO
                             ------------------------------------------------------------------------------------------------------
                             ------------------------------------------------------------------------------------------------------


Expenses as a % of net assets     0.00              0.55               0.65              0.75              0.95               1.25

          2002
--------------------------
--------------------------
 Ending Unit Value               $ 4.57             $ 4.51            $ 4.50             $ 4.49            $ 4.46            $ 4.43
 Number of Units Outstanding      7,008             39,683                 -             40,551           192,992           622,139
 Net Assets (000's)                $ 32              $ 179               $ -              $ 182             $ 861           $ 2,755
 Total Return                   (26.05%)           (26.43%)          (26.47%)           (26.51%)          (26.77%)          (26.90%)

          2001
--------------------------
--------------------------
 Ending Unit Value               $ 6.18             $ 6.13            $ 6.12             $ 6.11            $ 6.09            $ 6.06
 Number of Units Outstanding      3,068             45,126                 -             36,445           155,095           584,126
 Net Assets (000's)                $ 19              $ 277               $ -              $ 223             $ 944           $ 3,541
 Total Return                   (22.94%)           (23.28%)          (23.40%)           (23.43%)          (23.59%)          (23.87%)

          2000
--------------------------
--------------------------
 Ending Unit Value               $ 8.02             $ 7.99             $7.99             $ 7.98            $7.97              $7.96
 Number of Units Outstanding         69             33,577                 -             15,876           96,440            408,304
 Net Assets (000's)                $  1              $ 268               $ -             $  127            $ 769            $13,251
 Total Return                   (19.80%)           (20.10%)          (20.10%)           (20.20%)          (20.30%)          20.40%)

                                                      LM INSTITUTIONAL INVESTORS ADVISORS VALUE PORTFOLIO
                             -------------------------------------------------------------------------------------------------------
                             -------------------------------------------------------------------------------------------------------

Expenses as a % of net assets     0.00              0.55               0.65              0.75              0.95               1.25

          2002
--------------------------
--------------------------
 Ending Unit Value               $ 8.50             $ 8.45            $ 8.45             $ 8.44            $ 8.43            $ 8.42
 Number of Units Outstanding          9              7,293                 -              1,801            24,425            95,682
 Net Assets (000's)                 $ -               $ 62               $ -               $ 15             $ 206             $ 805
 Total Return                   (15.00%)           (15.50%)          (15.50%)           (15.60%)          (15.70%)          (15.80%)

                                                                                                                        (Continued)




                                                               MAXIM AGGRESSIVE PROFILE I PORTFOLIO
                            -------------------------------------------------------------------------------------------------------
                            -------------------------------------------------------------------------------------------------------


Expenses as a % of net assets    0.00               0.55              0.65              0.75              0.95               1.25

          2002
--------------------------
--------------------------
 Ending Unit Value              $ 10.13           $ 10.16            $ 7.51            $ 10.05            $ 9.95            $ 9.79
 Number of Units Outstanding  2,695,952            47,183               176            165,055           166,720           354,765
 Net Assets (000's)            $ 27,323             $ 480               $ 1            $ 1,659           $ 1,659           $ 3,472
 Total Return                   (17.64%)          (18.13%)          (18.19%)           (18.23%)          (18.38%)          (18.62%)

          2001
--------------------------
--------------------------
 Ending Unit Value              $ 12.30           $ 12.41            $ 9.18            $ 12.29           $ 12.19           $ 12.03
 Number of Units Outstanding  2,053,814            29,171               176            140,600           165,531           359,651
 Net Assets (000's)            $ 25,267             $ 362               $ 2            $ 1,728           $ 2,018           $ 4,327
 Total Return                     5.75%)           (6.20%)           (6.33%)            (6.47%)           (6.66%)           (6.89%)

          2000
--------------------------
--------------------------
 Ending Unit Value             $ 13.05            $ 13.23           $  9.80            $ 13.14           $ 13.06           $ 12.92
 Number of Units Outstanding 1,524,726             24,790               346             97,470           126,106           303,041
 Net Assets (000's)           $ 19,899            $   328                 3            $ 1,281           $ 1,647           $ 3,915
 Total Return                   (6.85%)            (7.35%)           (2.00%)            (7.53%)           (7.70%)           (7.98%)

                                                              MAXIM ARIEL MIDCAP VALUE PORTFOLIO
                            --------------------------------------------------------------------------------------------------------
                            --------------------------------------------------------------------------------------------------------

Expenses as a % of net assets    0.00               0.55              0.65              0.75              0.95               1.25

          2002
--------------------------
--------------------------
 Ending Unit Value              $ 15.14           $ 18.34           $ 12.49            $ 17.78           $ 19.42           $ 25.21
 Number of Units Outstanding     39,766           100,994               545            361,232           544,665         1,499,517
 Net Assets (000's)               $ 602           $ 1,853               $ 7            $ 6,424          $ 10,580          $ 37,809
 Total Return                   (10.73%)          (11.27%)          (11.36%)           (11.45%)          (11.65%)          (11.88%)

          2001
--------------------------
--------------------------
 Ending Unit Value              $ 16.96           $ 20.67           $ 14.09            $ 20.08           $ 21.98           $ 28.61
 Number of Units Outstanding     41,705            82,325               545            353,595           589,121         1,563,715
 Net Assets (000's)               $ 707           $ 1,702               $ 8            $ 7,100          $ 12,947          $ 44,744
 Total Return                    18.19%            17.51%            17.42%             17.29%            17.04%            16.68%

          2000
--------------------------
--------------------------
 Ending Unit Value              $ 14.35            $ 17.59          $ 12.00            $ 17.12          $  18.78           $ 24.52
 Number of Units Outstanding     43,484             53,331              903            319,881           574,831         1,544,026
 Net Assets (000's)              $  624              $ 938            $  11            $35,476          $ 10,795           $37,855
 Total Return                    18.69%             18.05%            20.00%            17.83%            17.60%            17.21%

                                                                                                                        (Continued)





                                                              MAXIM ARIEL SMALL-CAP VALUE PORTFOLIO
                            -------------------------------------------------------------------------------------------------------
                            -------------------------------------------------------------------------------------------------------


Expenses as a % of net assets    0.00              0.55              0.65              0.75              0.95              1.25

          2002
-------------------------
-------------------------
 Ending Unit Value               $ 14.06           $ 17.32           $ 13.43           $ 15.93           $ 20.71           $ 22.41
 Number of Units Outstanding   1,040,392            27,796             1,413            63,011            95,309           306,805
 Net Assets (000's)             $ 14,632             $ 482              $ 19           $ 1,004           $ 1,973           $ 6,874
 Total Return                     (6.33%)           (6.83%)           (6.87%)           (7.01%)           (7.13%)           (7.43%)

          2001
-------------------------
-------------------------
 Ending Unit Value               $ 15.01           $ 18.59           $ 14.42           $ 17.13           $ 22.30           $ 24.21
 Number of Units Outstanding     682,781            25,012             1,413            40,779            74,353           239,752
 Net Assets (000's)             $ 10,245             $ 465              $ 20             $ 698           $ 1,658           $ 5,803
 Total Return                     15.73%            15.04%            14.90%            14.81%            14.54%            14.25%

          2000
-------------------------
-------------------------
 Ending Unit Value               $ 12.97           $ 16.16           $ 12.55           $ 14.92           $ 19.47           $ 21.19
 Number of Units Outstanding     431,553            12,923             1,441            30,317            51,535           169,805
 Net Assets (000's)              $ 5,597             $ 209           $    18             $ 452           $ 1,003           $ 3,601
 Total Return                     26.66%            25.95%            25.50%            25.70%            25.45%            25.09%

                                                                   MAXIM BOND INDEX PORTFOLIO
                            --------------------------------------------------------------------------------------------------------
                            --------------------------------------------------------------------------------------------------------

Expenses as a % of net assets    0.00              0.55              0.65              0.75              0.95              1.25

          2002
-------------------------
-------------------------
 Ending Unit Value              $ 13.16           $ 12.92           $ 12.83           $ 12.84           $ 12.75           $ 12.63
 Number of Units Outstanding      4,277             8,651                 -            32,896           156,718           547,548
 Net Assets (000's)                $ 56             $ 112               $ -             $ 422           $ 1,999           $ 6,915
 Total Return                     9.67%             9.12%             9.01%             8.91%             8.60%             8.32%

          2001
-------------------------
-------------------------
 Ending Unit Value              $ 12.00           $ 11.84           $ 11.77           $ 11.79           $ 11.74           $ 11.66
 Number of Units Outstanding      1,774             1,633                 -            10,427            57,734           176,019
 Net Assets (000's)                $ 21              $ 19               $ -             $ 123             $ 678           $ 2,052
 Total Return                     7.53%             6.86%             6.81%             6.70%             6.53%             6.19%

          2000
-------------------------
-------------------------
 Ending Unit Value              $ 11.16           $ 11.08           $ 11.02           $ 11.05           $ 11.02           $ 10.98
 Number of Units Outstanding          -                39                 -             1,129            10,544            65,240
 Net Assets (000's)               $   -           $     -           $     -             $  12            $  116           $   716
 Total Return                     11.27%           10.69%            10.20%            10.50%            10.20%             9.91%

                                                                                                                        (Continued)




                                                              MAXIM CONSERVATIVE PROFILE I PORTFOLIO
                            -------------------------------------------------------------------------------------------------------
                            -------------------------------------------------------------------------------------------------------


Expenses as a % of net assets    0.00              0.55              0.65              0.75              0.95              1.25

          2002
-------------------------
-------------------------
 Ending Unit Value                $ 12.25           $ 12.35           $ 10.57           $ 12.23           $ 12.17           $ 11.90
 Number of Units Outstanding    1,317,240             5,105                 -           214,143            60,105           354,326
 Net Assets (000's)              $ 16,139              $ 63               $ -           $ 2,618             $ 731           $ 4,217
 Total Return                      (0.73%)           (1.28%)           (1.31%)           (1.37%)           (1.62%)           (1.90%)

          2001
-------------------------
-------------------------
 Ending Unit Value                $ 12.34           $ 12.51           $ 10.71           $ 12.40           $ 12.37           $ 12.13
 Number of Units Outstanding    1,020,296             5,762                 -           168,345            47,547           409,009
 Net Assets (000's)              $ 12,587              $ 72               $ -           $ 2,088             $ 588           $ 4,962
 Total Return                       2.92%             2.29%             2.19%             2.06%             1.89%             1.59%

          2000
-------------------------
-------------------------
 Ending Unit Value                $ 11.99           $ 12.23           $ 10.48           $ 12.15           $ 12.14           $ 11.94
 Number of Units Outstanding      820,263             3,984                 -           177,718            34,796           408,528
 Net Assets (000's)               $ 9,835              $ 49                 -           $ 2,159           $   422           $14,881
 Total Return                       5.83%             5.34%             4.80%             5.10%             4.84%             4.55%

                                                                    MAXIM GROWTH INDEX PORTFOLIO
                            --------------------------------------------------------------------------------------------------------
                            --------------------------------------------------------------------------------------------------------

Expenses as a % of net assets    0.00              0.55              0.65              0.75              0.95              1.25

          2002
-------------------------
-------------------------
 Ending Unit Value                 $ 7.72            $ 9.08            $ 5.20            $ 8.99            $ 8.89            $ 8.75
 Number of Units Outstanding        9,218            38,859                33           184,480           254,502         1,193,562
 Net Assets (000's)                  $ 71             $ 353               $ -           $ 1,658           $ 2,263          $ 10,444
 Total Return                     (24.02%)          (24.52%)          (24.64%)          (24.58%)          (24.79%)          (25.02%)

          2001
-------------------------
-------------------------
 Ending Unit Value                $ 10.16           $ 12.03            $ 6.90           $ 11.92           $ 11.82           $ 11.67
 Number of Units Outstanding        8,135            43,261                33           195,512           264,562         1,238,936
 Net Assets (000's)                  $ 83             $ 520               $ -           $ 2,331           $ 3,128          $ 14,460
 Total Return                     (13.16%)          (13.58%)          (13.53%)          (13.81%)          (13.97%)          (14.19%)

          2000
-------------------------
-------------------------
 Ending Unit Value                $ 11.70           $ 13.92            $ 7.98          $  13.83           $ 13.74          $  13.60
 Number of Units Outstanding        8,360            35,985                33           163,753           229,556         1,224,149
 Net Assets (000's)               $    98             $ 501            $    -           $ 2,265           $ 3,154          $ 16,651
 Total Return                     (22.31%)          (22.80%)          (20.20%)          (22.91%)          (23.07%)         (23.34%)

                                                                                                                        (Continued)



                                                                    MAXIM INDEX 600 PORTFOLIO
                            -------------------------------------------------------------------------------------------------------
                            -------------------------------------------------------------------------------------------------------


Expenses as a % of net assets    0.00              0.55              0.65              0.75              0.95              1.25

          2002
-------------------------
-------------------------
 Ending Unit Value                $ 10.49           $ 12.74            $ 9.45           $ 11.68           $ 14.82           $ 16.44
 Number of Units Outstanding       10,490            34,243               841           195,732           185,217           457,599
 Net Assets (000's)                 $ 110             $ 436               $ 8           $ 2,285           $ 2,745           $ 7,525
 Total Return                     (15.20%)          (15.68%)          (15.78%)          (15.85%)          (16.03%)          (16.29%)

          2001
-------------------------
-------------------------
 Ending Unit Value                $ 12.37           $ 15.11           $ 11.22           $ 13.88           $ 17.65           $ 19.64
 Number of Units Outstanding       11,525            35,797               841           179,104           197,788           481,282
 Net Assets (000's)                 $ 143             $ 541               $ 9           $ 2,485           $ 3,492           $ 9,453
 Total Return                       5.73%             5.22%             5.15%             4.99%             4.75%             4.47%

          2000
-------------------------
-------------------------
 Ending Unit Value                $ 11.70           $ 14.36           $ 10.67           $ 13.22           $ 16.85           $ 18.80
 Number of Units Outstanding       13,796            23,270             1,054           165,316           203,258           489,660
 Net Assets (000's)               $   161             $ 334              $ 11           $ 2,185           $ 3,425           $ 9,205
 Total Return                      10.27%             9.62%             6.70%             9.44%             9.20%             8.86%

                                                                  MAXIM INVESCO ADR PORTFOLIO
                            --------------------------------------------------------------------------------------------------------
                            --------------------------------------------------------------------------------------------------------

Expenses as a % of net assets    0.00              0.55              0.65              0.75              0.95              1.25

          2002
-------------------------
-------------------------
 Ending Unit Value                 $ 7.79            $ 9.58            $ 6.94            $ 8.52           $ 11.70           $ 12.37
 Number of Units Outstanding       13,152            52,686             1,331           323,340            84,497           276,630
 Net Assets (000's)                 $ 102             $ 505               $ 9           $ 2,755             $ 988           $ 3,422
 Total Return                     (13.15%)          (13.69%)          (13.68%)          (13.77%)          (13.97%)          (14.22%)

          2001
-------------------------
-------------------------
 Ending Unit Value                 $ 8.97           $ 11.10            $ 8.04            $ 9.88           $ 13.60           $ 14.42
 Number of Units Outstanding       11,069            30,391             1,340           304,754           113,759           314,602
 Net Assets (000's)                  $ 99             $ 337              $ 11           $ 3,012           $ 1,547           $ 4,537
 Total Return                     (16.48%)          (16.98%)          (17.03%)          (17.18%)          (17.27%)          (17.55%)

          2000
-------------------------
-------------------------
 Ending Unit Value                $ 10.74           $ 13.37            $ 9.69            $11.93           $ 16.44           $ 17.49
 Number of Units Outstanding       12,896            25,347             1,844           275,937           104,088           345,072
 Net Assets (000's)               $   139             $ 339            $   18           $ 3,292           $ 1,711           $ 6,037
 Total Return                     (10.20%)          (10.63%)           (3.10%)          (10.84%)          (11.04%)          (11.31%)

                                                                                                                        (Continued)


                                                                MAXIM MFS SMALL-CAP GROWTH PORTFOLIO
                            -------------------------------------------------------------------------------------------------------
                            -------------------------------------------------------------------------------------------------------


Expenses as a % of net assets    0.00              0.55              0.65              0.75              0.95              1.25

          2002
-------------------------
-------------------------
 Ending Unit Value                 $ 9.31           $ 11.39            $ 4.99           $ 10.62           $ 15.04           $ 17.88
 Number of Units Outstanding       36,329           127,029             3,820           428,582           464,900         1,234,858
 Net Assets (000's)                 $ 338           $ 1,447              $ 19           $ 4,551           $ 6,992          $ 22,086
 Total Return                     (30.99%)          (31.34%)          (31.36%)          (31.48%)          (31.61%)          (31.83%)

          2001
-------------------------
-------------------------
 Ending Unit Value                $ 13.49           $ 16.59            $ 7.27           $ 15.50           $ 21.99           $ 26.23
 Number of Units Outstanding       35,923           150,777             3,856           430,489           536,016         1,313,120
 Net Assets (000's)                 $ 485           $ 2,502              $ 28           $ 6,671          $ 11,787          $ 34,441
 Total Return                     (22.87%)          (23.30%)          (23.39%)          (23.42%)          (23.62%)          (23.84%)

          2000
-------------------------
-------------------------
 Ending Unit Value                $ 17.49            $ 21.63           $ 9.49           $ 20.24           $ 28.79          $  34.44
 Number of Units Outstanding       38,510            128,855            4,206           456,661           495,179         1,403,142
 Net Assets (000's)               $   674            $ 2,787           $   40           $ 9,243           $14,256          $ 48,320
 Total Return                     (12.37%)           (12.89%)          (5.10%)          (13.06%)          (13.20%)          (13.53%)

                                                                 MAXIM LOOMIS SAYLES BOND PORTFOLIO
                            --------------------------------------------------------------------------------------------------------
                            --------------------------------------------------------------------------------------------------------

Expenses as a % of net assets    0.00              0.55              0.65              0.75              0.95              1.25

          2002
-------------------------
-------------------------
 Ending Unit Value                $ 12.85           $ 14.10           $ 11.67           $ 13.13           $ 15.50           $ 18.32
 Number of Units Outstanding      163,556            26,821               212           206,726           159,601           758,868
 Net Assets (000's)               $ 2,102             $ 378               $ 2           $ 2,715           $ 2,474          $ 13,903
 Total Return                      11.06%            10.50%            10.41%            10.24%            10.01%             9.70%

          2001
-------------------------
-------------------------
 Ending Unit Value                $ 11.57           $ 12.76           $ 10.57           $ 11.91           $ 14.09           $ 16.70
 Number of Units Outstanding      104,057            20,820               228           181,118           176,528           771,166
 Net Assets (000's)               $ 1,204             $ 266               $ 2           $ 2,157           $ 2,487          $ 12,879
 Total Return                       2.57%             2.00%             1.93%             1.79%             1.59%             1.27%

          2000
-------------------------
-------------------------
 Ending Unit Value                $ 11.28           $ 12.51           $110.37           $ 11.70           $ 13.87           $ 16.49
 Number of Units Outstanding       76,001            12,458               228           188,988           185,615           829,134
 Net Assets (000's)               $   857             $ 156           $     2           $ 2,211           $ 2,574           $13,670
 Total Return                       4.54%             3.99%             3.70%             3.82%             3.66%             3.32%

                                                                                                                        (Continued)





                                                            MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO
                            -------------------------------------------------------------------------------------------------------
                            -------------------------------------------------------------------------------------------------------

Expenses as a % of net assets    0.00              0.55             0.65              0.75              0.95              1.25

          2002
-------------------------
-------------------------
 Ending Unit Value                 $ 11.53           $ 11.48           $ 10.93          $ 11.36           $ 11.24           $ 11.06
 Number of Units Outstanding         4,194            12,585               128           66,711            80,248           258,142
 Net Assets (000's)                   $ 48             $ 144               $ 1            $ 758             $ 902           $ 2,856
 Total Return                      (14.53%)          (14.96%)          (15.07%)         (15.16%)          (15.30%)          (15.57%)

          2001
-------------------------
-------------------------
 Ending Unit Value                 $ 13.49           $ 13.50           $ 12.87          $ 13.39           $ 13.27           $ 13.10
 Number of Units Outstanding         2,361            16,358               128           42,827            71,311           246,337
 Net Assets (000's)                   $ 32             $ 221               $ 2            $ 573             $ 946           $ 3,227
 Total Return                       14.32%            13.64%            13.59%           13.47%            13.23%            12.93%

          2000
-------------------------
-------------------------
 Ending Unit Value                 $ 11.80           $ 11.88           $ 11.33          $ 11.80           $ 11.72           $ 11.60
 Number of Units Outstanding         1,778            16,731               128           32,628            57,079           210,920
 Net Assets (000's)                $    21             $ 199             $   1          $   385            $  669           $ 2,447
 Total Return                       23.82%            23.11%            13.30%           22.79%            22.59%            22.23%

                                                          MAXIM MODERATE PROFILE I PORTFOLIO
                            --------------------------------------------------------------------------------------------------------
                            --------------------------------------------------------------------------------------------------------

Expenses as a % of net assets    0.00              0.55             0.65              0.75              0.95              1.25

          2002
-------------------------
-------------------------
 Ending Unit Value                 $ 11.37           $ 11.34            $ 8.83          $ 11.22           $ 11.09           $ 10.92
 Number of Units Outstanding     4,015,222            23,568                 -          488,310           385,603           554,920
 Net Assets (000's)               $ 45,654             $ 267               $ -          $ 5,480           $ 4,275           $ 6,062
 Total Return                       (8.53%)           (9.06%)           (9.06%)          (9.22%)           (9.40%)           (9.68%)

          2001
-------------------------
-------------------------
 Ending Unit Value                 $ 12.43           $ 12.47            $ 9.71          $ 12.36           $ 12.24           $ 12.09
 Number of Units Outstanding     2,784,761            11,706                 -          442,197           302,169           550,894
 Net Assets (000's)               $ 34,612             $ 146               $ -          $ 5,466           $ 3,697           $ 6,660
 Total Return                       (2.74%)           (3.26%)           (3.38%)          (3.44%)           (3.62%)           (3.97%)

          2000
-------------------------
-------------------------
 Ending Unit Value                 $ 12.78           $ 12.89            $10.05          $ 12.80           $ 12.70           $ 12.59
 Number of Units Outstanding     1,899,302             8,602                 -          378,016           205,575           467,846
 Net Assets (000's)               $ 24,270           $   111                 -          $ 4,839           $ 2,611           $ 5,890
 Total Return                       (1.39%)           (1.90%)            0.50%           (2.14%)           (2.31%)           (2.63%)

                                                                                                                         (Continued)


                                                        MAXIM MODERATELY AGGRESSIVE PROFILE I PORTFOLIO
                            --------------------------------------------------------------------------------------------------------
                            --------------------------------------------------------------------------------------------------------

Expenses as a % of net assets    0.00              0.55              0.65              0.75              0.95              1.25

          2002
-------------------------
-------------------------
 Ending Unit Value                $ 11.02           $ 11.10            $ 8.17           $ 10.98           $ 10.86           $ 10.69
 Number of Units Outstanding    5,784,543            36,264                61           406,095           394,948           750,901
 Net Assets (000's)              $ 63,753             $ 402               $ -           $ 4,459           $ 4,289           $ 8,032
 Total Return                     (12.05%)          (12.53%)          (12.53%)          (12.72%)          (12.84%)          (13.16%)

          2001
-------------------------
-------------------------
 Ending Unit Value                $ 12.53           $ 12.69            $ 9.34           $ 12.58           $ 12.46           $ 12.31
 Number of Units Outstanding    4,199,046            11,199                61           320,829           339,921           642,056
 Net Assets (000's)              $ 52,607             $ 142               $ 1           $ 4,035           $ 4,237           $ 7,903
 Total Return                      (4.57%)           (5.09%)           (5.27%)           (5.34%)           (5.53%)           (5.81%)

          2000
-------------------------
-------------------------
 Ending Unit Value                $ 13.13           $ 13.37            $ 9.86          1$.13.29           $ 13.19           $ 13.07
 Number of Units Outstanding    2,956,697             9,336             1,668           233,518           252,331           559,269
 Net Assets (000's)               $38,833           $   125        38,833$ 16           $ 3,103           $ 3,328           $ 7,310
 Total Return                      (4.37%)           (4.91%)           (1.40%)           (5.07%)           (5.31%)           (5.50%)

                                                       MAXIM MODERATELY CONSERVATIVE PROFILE I PORTFOLIO
                            --------------------------------------------------------------------------------------------------------
                            --------------------------------------------------------------------------------------------------------

Expenses as a % of net assets    0.00              0.55              0.65              0.75              0.95              1.25

          2002
-------------------------
-------------------------
 Ending Unit Value                $ 11.14           $ 11.08            $ 9.45           $ 10.98           $ 10.81           $ 10.69
 Number of Units Outstanding    1,399,483            17,425                 -           309,067           114,087           281,887
 Net Assets (000's)              $ 15,597             $ 193               $ -           $ 3,394           $ 1,233           $ 3,014
 Total Return                      (5.35%)           (5.86%)           (5.88%)           (5.99%)           (6.24%)           (6.47%)

          2001
-------------------------
-------------------------
 Ending Unit Value                $ 11.77           $ 11.77           $ 10.04           $ 11.68           $ 11.53           $ 11.43
 Number of Units Outstanding      907,841             6,188                 -           336,687            69,873           285,065
 Net Assets (000's)              $ 10,685              $ 73               $ -           $ 3,934             $ 805           $ 3,259
 Total Return                      (0.25%)           (0.93%)           (0.99%)           (1.02%)           (1.20%)           (1.55%)

          2000
-------------------------
-------------------------
 Ending Unit Value               $  11.80           $ 11.88           $ 10.14           $ 11.80           $ 11.67           $ 11.61
 Number of Units Outstanding      669,293             5,105                 -           345,938            49,100           294,535
 Net Assets (000's)              $  7,900           $    61           $     -           $ 4,082           $   573           $ 3,420
 Total Return                      (0.59%)           (1.08%)            1.40%            (1.34%)           (1.52%)           (1.78%)

                                                                                                                        (Continued)



                                                                   MAXIM MONEY MARKET PORTFOLIO
                            --------------------------------------------------------------------------------------------------------
                            --------------------------------------------------------------------------------------------------------

Expenses as a % of net assets    0.00              0.55              0.65              0.75              0.95              1.25

          2002
-------------------------
-------------------------
 Ending Unit Value                $ 12.02           $ 12.53           $ 10.75           $ 12.15           $ 12.77           $ 21.15
 Number of Units Outstanding       28,216           536,548               417         1,219,314           549,783         2,925,023
 Net Assets (000's)                 $ 339           $ 6,721               $ 4          $ 15,208           $ 7,020          $ 61,863
 Total Return                       1.35%             0.89%             0.94%             0.66%             0.39%             0.14%

          2001
-------------------------
-------------------------
 Ending Unit Value                $ 11.86           $ 12.42           $ 10.65           $ 12.07           $ 12.72           $ 21.12
 Number of Units Outstanding       25,020           634,618                85         1,450,131           560,138         3,123,077
 Net Assets (000's)                 $ 297           $ 7,884               $ 1          $ 18,248           $ 7,122          $ 65,223
 Total Return                       3.76%             3.16%             2.90%             2.99%             2.83%             2.47%

          2000
-------------------------
-------------------------
 Ending Unit Value                $ 11.43           $ 12.04           $ 10.35          $   1.72           $ 12.37           $ 20.61
 Number of Units Outstanding       28,693           620,763                85         1,532,579           554,768         2,985,215
 Net Assets (000's)               $   328           $ 7,474           $     1          $ 18,683           $ 6,862           $61,527
 Total Return                       6.03%             5.52%             3.50%             5.30%             5.10%             4.73%

                                                                 MAXIM STOCK INDEX PORTFOLIO
                            --------------------------------------------------------------------------------------------------------
                            --------------------------------------------------------------------------------------------------------

Expenses as a % of net assets    0.00              0.55              0.65              0.75              0.95              1.25

          2002
-------------------------
-------------------------
 Ending Unit Value                 $ 8.43           $ 12.33            $ 6.26           $ 10.16           $ 14.96           $ 52.09
 Number of Units Outstanding      480,385           785,241             4,001         3,503,273         3,308,532         4,641,310
 Net Assets (000's)               $ 4,051           $ 9,680              $ 25          $ 35,605          $ 49,509         $ 241,771
 Total Return                     (21.94%)          (22.36%)          (22.43%)          (22.56%)          (22.65%)          (22.78%)

          2001
-------------------------
-------------------------
 Ending Unit Value                $ 10.80           $ 15.88            $ 8.07           $ 13.12           $ 19.34           $ 67.46
 Number of Units Outstanding      525,365           848,996             4,393         3,767,774         3,559,785         5,331,785
 Net Assets (000's)               $ 5,676          $ 13,482              $ 35          $ 49,429          $ 68,863         $ 359,709
 Total Return                     (11.69%)          (12.17%)          (12.19%)          (12.30%)          (12.53%)          (12.76%)

          2000
-------------------------
-------------------------
 Ending Unit Value                $ 12.23           $ 18.08            $ 9.19           $ 14.96           $ 22.11          $  77.33
 Number of Units Outstanding      554,804           656,870             8,977         3,979,927         3,707,280         5,905,991
 Net Assets (000's)               $ 6,785           $11,876            $   82           $59,540           $81,968          $457,137
 Total Return                      (7.91%)          (8.41%)            (8.10%)          (8.61%)           (8.79%)           (9.09%)

                                                                                                                        (Continued)


                                                            MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO
                            --------------------------------------------------------------------------------------------------------
                            --------------------------------------------------------------------------------------------------------

Expenses as a % of net assets    0.00              0.55              0.65              0.75              0.95              1.25

          2002
-------------------------
-------------------------
 Ending Unit Value                $ 10.49           $ 14.01            $ 9.53           $ 12.06           $ 16.87           $ 20.55
 Number of Units Outstanding       71,756           144,671             1,534           616,083           521,917         2,520,189
 Net Assets (000's)                 $ 753           $ 2,026              $ 15           $ 7,428           $ 8,805          $ 51,828
 Total Return                     (13.02%)          (13.52%)          (13.60%)          (13.67%)          (13.88%)          (14.16%)

          2001
-------------------------
-------------------------
 Ending Unit Value                $ 12.06           $ 16.20           $ 11.03           $ 13.97           $ 19.59           $ 23.94
 Number of Units Outstanding       74,636           129,359             1,550           573,008           586,577         2,640,136
 Net Assets (000's)                 $ 900           $ 2,095              $ 17           $ 8,006          $ 11,491          $ 63,192
 Total Return                       1.60%             1.12%             1.01%             0.87%             0.67%             0.38%

          2000
-------------------------
-------------------------
 Ending Unit Value                $ 11.87           $ 16.02           $ 10.92           $ 13.85           $ 19.46          $  23.85
 Number of Units Outstanding       75,115           103,225             1,644           519,590           549,729         2,610,610
 Net Assets (000's)               $   892           $ 1,654           $    18           $ 7,196           $10,698          $ 62,292
 Total Return                      12.94%            12.26%             9.20%            12.06%            11.84%            11.50%

                                                          MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO
                            --------------------------------------------------------------------------------------------------------
                            --------------------------------------------------------------------------------------------------------

Expenses as a % of net assets    0.00              0.55              0.65              0.75              0.95              1.25

          2002
-------------------------
-------------------------
 Ending Unit Value                $ 12.67           $ 12.68            $ 7.80           $ 12.54           $ 12.41           $ 12.21
 Number of Units Outstanding    1,468,272            26,316               615           101,535           164,759           616,727
 Net Assets (000's)              $ 18,601             $ 334               $ 5           $ 1,274           $ 2,045           $ 7,532
 Total Return                     (21.98%)          (22.40%)          (22.54%)          (22.59%)          (22.73%)          (22.97%)

          2001
-------------------------
-------------------------
 Ending Unit Value                $ 16.24           $ 16.34           $ 10.07           $ 16.20           $ 16.06           $ 15.85
 Number of Units Outstanding    1,105,320            28,999               615            91,020           186,267           624,926
 Net Assets (000's)              $ 17,949             $ 474               $ 6           $ 1,474           $ 2,991           $ 9,907
 Total Return                      (1.10%)           (1.68%)           (1.76%)           (1.88%)           (2.07%)           (2.40%)

          2000
-------------------------
-------------------------
 Ending Unit Value               $ 16.42            $ 16.62           $ 10.25           $ 16.51           $ 16.40           $616.24
 Number of Units Outstanding     790,765             23,285               615            86,438           147,865           583,196
 Net Assets (000's)              $12,984            $   387           $     6           $ 1,427           $ 2,425          1$49,472
 Total Return                      7.32%              6.81%             2.50%             6.58%             6.36%             6.01%

                                                                                                                        (Continued)


                                                       MAXIM TEMPLETON INTERNATIONAL EQUITY PORTFOLIO
                            --------------------------------------------------------------------------------------------------------
                            --------------------------------------------------------------------------------------------------------

Expenses as a % of net assets    0.00              0.55             0.65              0.75              0.95              1.25

          2002
-------------------------
-------------------------
 Ending Unit Value                 $ 8.47            $ 9.09            $ 7.34           $ 8.35           $ 10.88           $ 11.61
 Number of Units Outstanding       43,311            70,258             1,571          191,097           478,007         1,610,792
 Net Assets (000's)                 $ 367             $ 638              $ 12          $ 1,596           $ 5,201          $ 18,704
 Total Return                     (18.01%)          (18.40%)          (18.53%)         (18.70%)          (18.81%)          (19.04%)

          2001
-------------------------
-------------------------
 Ending Unit Value                $ 10.33           $ 11.14            $ 9.01          $ 10.27           $ 13.40           $ 14.34
 Number of Units Outstanding       41,110            78,124             1,525          194,421           509,371         1,782,075
 Net Assets (000's)                 $ 425             $ 871              $ 14          $ 1,996           $ 6,826          $ 25,560
 Total Return                     (10.41%)          (10.95%)          (11.06%)         (11.08%)          (11.32%)          (11.59%)

          2000
-------------------------
-------------------------
 Ending Unit Value                $ 11.53           $ 12.51            $10.13          $ 11.55           $ 15.11           $ 16.22
 Number of Units Outstanding       37,034            61,200             1,958          174,162           539,442         1,916,974
 Net Assets (000's)               $   427           $   766            $   20          $ 2,012           $ 8,151           $31,096
 Total Return                       1.59%             1.05%             1.30%            0.87%             0.67%             0.37%

                                                           MAXIM U.S. GOVERNMENT SECURITIES PORTFOLIO
                            --------------------------------------------------------------------------------------------------------
                            --------------------------------------------------------------------------------------------------------

Expenses as a % of net assets    0.00              0.55             0.65              0.75              0.95              1.25

          2002
-------------------------
-------------------------
 Ending Unit Value                 $ 13.60           $ 14.45           $ 12.75          $ 14.10           $ 14.98           $ 17.75
 Number of Units Outstanding        62,801            50,914               357          357,996           487,376         2,293,017
 Net Assets (000's)                  $ 854             $ 736               $ 5          $ 5,048           $ 7,299          $ 40,707
 Total Return                        9.77%             9.22%             9.07%            8.96%             8.79%             8.43%

          2001
-------------------------
-------------------------
 Ending Unit Value                 $ 12.39           $ 13.23           $ 11.69          $ 12.94           $ 13.77           $ 16.37
 Number of Units Outstanding        58,415            51,447               357          327,141           429,435         2,055,297
 Net Assets (000's)                  $ 724             $ 681               $ 4          $ 4,232           $ 5,913           $33,644
 Total Return                        7.09%             6.52%             6.37%            6.33%             6.09%             5.75%

          2000
-------------------------
-------------------------
 Ending Unit Value                 $ 11.57           $ 12.42           $ 10.99          $ 12.17            $12.98           $ 15.48
 Number of Units Outstanding        51,243            20,390               357          303,868           369,130         2,041,895
 Net Assets (000's)                $   593           $   253           $     4          $ 3,698            $4,791           $31,612
 Total Return                       10.61%             9.91%             9.90%            9.74%             9.54%             9.17%

                                                                                                                        (Continued)



                                                                    MAXIM VALUE INDEX PORTFOLIO
                             -------------------------------------------------------------------------------------------------------
                             -------------------------------------------------------------------------------------------------------

Expenses as a % of net assets     0.00              0.55               0.65              0.75              0.95               1.25

          2002
--------------------------
--------------------------
 Ending Unit Value              $ 8.28             $ 9.75            $ 7.02             $ 9.65            $ 9.55             $ 9.40
 Number of Units Outstanding     9,971             19,398               114             99,991            77,253            402,937
 Net Assets (000's)               $ 83              $ 189               $ 1              $ 965             $ 738            $ 3,786
 Total Return                 (21.44%)           (21.94%)          (21.91%)           (22.05%)          (22.17%)           (22.44%)

          2001
--------------------------
--------------------------
 Ending Unit Value             $ 10.54            $ 12.49            $ 8.99            $ 12.38           $ 12.27            $ 12.12
 Number of Units Outstanding     8,193             16,151               114             99,502            78,564            463,474
 Net Assets (000's)               $ 86              $ 202               $ 1            $ 1,232             $ 964            $ 5,616
 Total Return                 (12.39%)           (12.84%)          (12.97%)           (13.00%)          (13.22%)           (13.43%)

          2000
--------------------------
--------------------------
 Ending Unit Value             $ 12.03           $ 14.33            $ 10.33            $ 14.23           $ 14.14            $ 14.00
 Number of Units Outstanding    10,439            13,277                114             97,723            70,893            424,616
 Net Assets (000's)              $ 126             $ 190                $ 1            $ 1,391           $ 1,002            $ 5,945
 Total Return                    5.34%             4.83%              3.30%              4.56%             4.35%              4.01%

                                                                  MFS STRATEGIC GROWTH PORTFOLIO
                             -------------------------------------------------------------------------------------------------------
                             -------------------------------------------------------------------------------------------------------

Expenses as a % of net assets     0.00              0.55               0.65              0.75              0.95               1.25

          2002
--------------------------
--------------------------
 Ending Unit Value              $ 8.00             $ 7.97            $ 7.96             $ 7.96            $ 7.95             $ 7.93
 Number of Units Outstanding       104              2,902                 -              1,105             3,407             16,125
 Net Assets (000's)                $ 1               $ 23               $ -                $ 9              $ 27              $ 128
 Total Return                  (20.00%)           (20.30%)          (20.40%)           (20.40%)          (20.50%)           (20.70%)

                                                         OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO
                             -------------------------------------------------------------------------------------------------------
                             -------------------------------------------------------------------------------------------------------

Expenses as a % of net assets     0.00              0.55               0.65              0.75              0.95               1.25

          2002
--------------------------
--------------------------
 Ending Unit Value              $ 7.91             $ 7.89            $ 7.88             $ 7.88            $ 7.87             $ 7.85
 Number of Units Outstanding         1                776                 -              2,436             2,764             45,222
 Net Assets (000's)                $ -                $ 6               $ -               $ 19              $ 22              $ 355
 Total Return                  (20.90%)           (21.10%)          (21.20%)           (21.20%)          (21.30%)           (21.50%)

                                                                                                                         (Continued)



                                                                 PIMCO TOTAL RETURN PORTFOLIO
                             -------------------------------------------------------------------------------------------------------
                             -------------------------------------------------------------------------------------------------------

Expenses as a % of net assets     0.00              0.55               0.65              0.75              0.95               1.25

          2002
--------------------------
--------------------------
 Ending Unit Value             $ 10.73            $ 10.69           $ 10.69            $ 10.68           $ 10.67            $ 10.66
 Number of Units Outstanding       224             12,051                 -             13,490            48,750            298,172
 Net Assets (000's)                $ 2              $ 129               $ -              $ 144             $ 520            $ 3,178
 Total Return                    7.30%              6.90%             6.90%              6.80%             6.70%              6.60%

                                                              PIONEER EQUITY-INCOME VCT PORTFOLIO
                             -------------------------------------------------------------------------------------------------------
                             -------------------------------------------------------------------------------------------------------

Expenses as a % of net assets     0.00              0.55               0.65              0.75              0.95               1.25

          2002
--------------------------
--------------------------
 Ending Unit Value              $ 8.72             $ 8.55            $ 8.62             $ 8.47            $ 8.44             $ 8.36
 Number of Units Outstanding       134                311                 -              9,593            21,354             39,372
 Net Assets (000's)                $ 1                $ 3               $ -               $ 81             $ 180              $ 329
 Total Return                  (16.23%)           (16.59%)          (16.63%)           (16.63%)          (16.85%)           (17.06%)

          2001
--------------------------
--------------------------
 Ending Unit Value             $ 10.41            $ 10.25           $ 10.34            $ 10.16           $ 10.15            $ 10.08
 Number of Units Outstanding         3              7,012                 -              6,589            17,312             44,049
 Net Assets (000's)                $ -               $ 72               $ -               $ 67             $ 176              $ 444
 Total Return                   (7.14%)            (7.66%)           (7.76%)            (7.89%)           (8.06%)            (8.36%)

          2000
--------------------------
--------------------------
 Ending Unit Value             $ 11.21            $ 11.10           $  11.21           $ 11.03           $ 11.04            $ 11.00
 Number of Units Outstanding         -              5,139                  -             1,869             8,530             53,891
 Net Assets (000's)                $ -               $ 57                $ -              $ 21              $ 94              $ 593
 Total Return                   14.86%             13.96%              12.10%            13.24%            13.46%            13.17%

                                                                                                                        (Continued)



                                                                 RS EMERGING GROWTH PORTFOLIO
                           --------------------------------------------------------------------------------------------------------
                           --------------------------------------------------------------------------------------------------------

Expenses as a % of net assets   0.00              0.55             0.65             0.75              0.95             1.25

          2002
-------------------------
-------------------------
 Ending Unit Value                 $ 3.30            $ 3.25           $ 3.24           $ 3.24            $ 3.22           $ 3.19
 Number of Units Outstanding        5,320            38,037                -           20,154           114,711          537,797
 Net Assets (000's)                  $ 18             $ 124              $ -             $ 65             $ 369          $ 1,717
 Total Return                     (40.11%)          (40.59%)         (40.66%)         (40.55%)          (40.70%)         (41.04%)

          2001
-------------------------
-------------------------
 Ending Unit Value                 $ 5.51            $ 5.47           $ 5.46           $ 5.45            $ 5.43           $ 5.41
 Number of Units Outstanding        1,737            23,734                -           24,378            98,736          467,056
 Net Assets (000's)                  $ 10             $ 130              $ -            $ 133             $ 536          $ 2,525
 Total Return                     (27.31%)          (27.65%)         (27.68%)         (27.81%)          (27.98%)         (28.15%)

          2000
-------------------------
-------------------------
 Ending Unit Value                 $ 7.58            $ 7.56           $ 7.55           $ 7.55           $ 7.54           $  7.53
 Number of Units Outstanding        2,706             2,706                -            9,391           58,620           290,275
 Net Assets (000's)                  $ 21              $ 20              $ -             $ 71           $  442           $ 2,186
 Total Return                     (24.20%)          (24.40%)         (24.50%)         (24.50%)          (24.60%)         (24.70%)

                                       LIBERTY ASSET ALLOCATION FUND
                           -----------------------------------------------------
                           -----------------------------------------------------

Expenses as a % of net assets   0.75

          2002
-------------------------
-------------------------
 Ending Unit Value                 $ 9.28
 Number of Units Outstanding       10,794
 Net Assets (000's)                 $ 100
 Total Return                     (12.37%)

          2001
-------------------------
-------------------------
 Ending Unit Value                $ 10.59
 Number of Units Outstanding       12,009
 Net Assets (000's)                 $ 127
 Total Return                      (9.87%)

          2000
-------------------------
-------------------------
 Ending Unit Value                $ 11.75
 Number of Units Outstanding        8,425
 Net Assets (000's)               $    99
 Total Return                      (1.92%)
                                                                                                                      (Concluded)


     FutureFunds Series Account of Great-West Life &
       Annuity Insurance Company
       Financial Statements for the Years Ended
       December 31, 2004 and 2003
       and Report of Independent Registered Public
       Accounting Firm

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2004
--------------------------------------------------------------------------------
1. ORGANIZATION

      The FutureFunds Series Account (the Series Account), a separate account of Great-West Life & Annuity Insurance Company (the Company), was established under Kansas law. In 1990, the Series Account was conformed to comply with Colorado law in connection with the Company's redomestication to the State of Colorado. The Series Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Series Account is a funding vehicle for both group and individual variable annuity contracts. The Series Account consists of numerous investment divisions with each investment division being treated as an individual separate account and investing all of its investible assets in the named underlying mutual fund.

      Under applicable insurance law, the assets and liabilities of the Series Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Series Account's assets applicable to the reserves and other contract liabilities with respect to the Series Account is not chargeable with liabilities arising out of any other business the Company may conduct.

2. SIGNIFICANT ACCOUNTING POLICIES

      Use of Estimates

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Series Account.

      Security Transactions

      Investments made in the underlying mutual funds are valued at the reported net asset values of such underlying mutual funds, which value their investment securities at fair value. Transactions are recorded on a trade date basis. Income from dividends, and gains from realized gain distributions, are recorded on the ex-distribution date.

      Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

      Contracts in the Payout Phase

      Net assets allocated to contracts in the payout phase are computed according to the 2000 Individual Annuitant Mortality Table. The assumed investment return is 5 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company and recorded as surrenders reflected in the Statement of Changes in Net Assets.

      Federal Income Taxes

      The operations of the Series Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Series Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Series Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

      Net Transfers

      Net transfers include transfers between investment divisions of the Series Account as well as transfers between other investment options of the Company.

      Investment Income Ratio

      The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the investment division from the underlying mutual fund divided by average net assets. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values and has been annualized for any investment division not having a full year of operations. The recognition of investment income by the investment division is affected by the timing of the declaration of dividends by the underlying fund in which the investment division invests.

3.    PURCHASES AND SALES OF INVESTMENTS

      The cost of purchases and proceeds from sales of investments for the year ended December 31, 2004 were as follows:


                                                               Purchases            Sales
                                                            ---------------    ---------------

      AIM Blue Chip Portfolio                            $          19,564  $         572,587
      AIM Small Cap Growth Portfolio                             1,216,881            743,991
      Alger American Balanced Portfolio                             91,374          1,948,986
      Alger American MidCap Growth Portfolio                     3,709,333          3,269,373
      American Century Equity Income Portfolio                   3,357,173          1,406,845
      American Century Income & Growth Portfolio                 1,009,005            617,025
      Artisan International Portfolio                            3,501,803          1,921,247
      Federated Capital Appreciation Portfolio                   1,884,422            613,236
      Fidelity VIP Contrafund II Portfolio                       4,479,352          2,548,853
      Fidelity VIP Growth Portfolio                             11,033,826         17,962,746
      Franklin Small Cap Growth Fund I                             169,609            316,645
      INVESCO Dynamics Portfolio                                     2,062          1,077,152
      Janus Aspen Series Worldwide Growth Portfolio                591,315          1,899,389
      Janus Fund                                                   121,584            118,484
      Janus Twenty Fund                                          1,375,951          1,847,039
      Janus Worldwide Fund                                       1,316,700          2,233,404
      Jensen Portfolio                                             930,435             27,537
      Liberty Asset Allocation Fund                                 40,113             17,221
      LM Institutional Advisors Value Portfolio                  5,315,652          2,561,818
      Maxim Aggressive Profile I Portfolio                      15,673,539          2,720,011
      Maxim Ariel MidCap Value Portfolio                         7,689,911          9,270,655
      Maxim Ariel Small-Cap Value Portfolio                     18,755,047          4,486,970
      Maxim Bond Index Portfolio                                 4,432,055          3,304,296
      Maxim Conservative Profile I Portfolio                     7,704,658          3,698,292
      Maxim Growth Index Portfolio                               2,899,850          3,285,935
      Maxim Index 600 Portfolio                                  3,621,528          3,039,755
      Maxim INVESCO ADR Portfolio                                2,410,420          2,122,741
      Maxim Loomis Sayles Bond Portfolio                        12,523,145          8,342,929
      Maxim Loomis Sayles Small-Cap Value Portfolio              3,686,879          1,628,115
      Maxim MFS Small-Cap Growth Portfolio                       3,799,358          9,004,029
      Maxim Moderate Profile I Portfolio                        62,513,533          2,168,306
      Maxim Moderately Aggressive Profile I Portfolio           38,325,529          1,959,696
      Maxim Moderately Conservative Profile I Portfolio         10,140,389          1,922,798
      Maxim Money Market Portfolio                              15,720,316         58,679,878
      Maxim Stock Index Portfolio                               56,435,023         58,093,114
      Maxim T. Rowe Price Equity/Income Portfolio               12,678,376          9,648,660
      Maxim T. Rowe Price MidCap Growth Portfolio               22,368,054          6,173,890
      Maxim Templeton International Equity Portfolio            14,632,683         15,668,604
      Maxim U.S. Government Securities Portfolio                 6,078,248         10,763,461
      Maxim Value Index Portfolio                                1,711,964          2,336,110
      MFS Strategic Growth Portfolio                               334,944            272,940
      Oppenheimer Capital Appreciation Portfolio                 1,848,530            561,984
      Oppenheimer Global A Portfolio                             2,386,659            158,591
      PIMCO Total Return Portfolio                               4,152,677          2,012,135
      Pioneer Equity-Income VCT Portfolio                          542,054            298,884
      RS Diversified Growth Portfolio                            1,482,731            798,403
      RS Emerging Growth Portfolio                               2,380,806          3,124,949
                                                            ---------------    ---------------

      Total                                                 $ 377,095,060      $  267,249,709
                                                            ===============    ===============

4. EXPENSES AND RELATED PARTY TRANSACTIONS

      Contract Maintenance Charge

      The Company deducts from each participant's account, a $30 annual maintenance charge on the first day of each calendar year. If the account is established after the beginning of the year, the charge is deducted on the first day of the next calendar quarter and is prorated for the portion of the year remaining.

      Charges Incurred for Total or Partial Surrenders

      The Company deducts charges for total or partial surrenders of a contract in excess of the "free amount" before the retirement date by a deduction from a participant's account. The "free amount" is an amount equal to 10% of the participant account value at December 31 of the calendar year prior to the partial or total surrender.

      Deductions for Premium Taxes

      The Company may deduct from each participant's account an amount to pay any premium tax levied by any governmental entity as a result of the existence of the policy owners' accounts or of the Account.

      Deductions for Assumption of Mortality and Expense Risks

      The Company deducts an amount, computed daily, from the net asset value of the Series Account investments equal to an annual rate from 0.00% to 1.25% depending on the size of the contract. This charge compensates the Company for its assumption of certain mortality, death benefit and expense risks. The level of this charge is guaranteed and will not change.

      Related Party Transactions

      GW Capital Management, LLC, (doing business as Maxim Capital Management, LLC ("MCM")) a wholly owned subsidiary of the Company, serves as investment adviser to Maxim Series Fund, Inc. Fees are assessed against the average daily net assets of the affiliated funds to compensate MCM for investment advisory services.

5. ACCUMULATION UNIT VALUES

      A summary of accumulation units outstanding for variable annuity contracts, the range of the lowest to highest expense ratio, excluding expenses of the underlying funds, the related total return and the related accumulation unit fair values for the years ended December 31, 2004 and 2003 is included on the following page. For the years ended December 31, 2002, 2001, and 2000, ending unit values, the number of units outstanding, net assets and total return are shown separately for each expense band of each investment division.

      The Expense Ratios represent the annualized contract expenses of the Series Account, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

      The Total Return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period shown and, accordingly, is not annualized. As the total return for the years ended December 31, 2004 and 2003 is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

                                     PART C
                                OTHER INFORMATION

Item 24.   Financial Statements and Exhibits

           (a)    Financial Statements


                  The consolidated financial statements of GWL&A as of December 31, 2004 and 2003 and each of the three years in the period ended December 31, 2004, as well as the financial statements of the Series Account for the years ended December 31, 2004 and 2003are filed herewith.


           (b)    Exhibits

                   (1) Copy of resolution of the Board of Directors is
                  incorporated by reference to Registrant's Post Effective Amendment No. 32 to Form N-4 registration statement filed on April 25, 2002 (File No. 2-89550).


                  (2) Not applicable.


                  (3) Underwriting Agreement between Depositor and GWFS Equities, Inc. (formerly BenefitsCorp Equities, Inc.) is incorporated by reference to Registrant's Post Effective Amendment No. 23 to Form N-4 registration statement filed on May 1, 1997 (File No. 2-89550).

                  (4) Form of each Variable Annuity Contract and riders are incorporated by reference to Registrant's Post-Effective Amendment No. 30 to Form N-4 registration statement filed on October 30, 2000 (File No. 2-89550).

                  (5) Forms of Application are incorporated by reference to Registrant's Post-Effective Amendment No. 30 to Form N-4 registration statement filed on October 30, 2000 (File No. 2-89550).


                  (6) Copies of Articles of Incorporation and Bylaws of Depositor are incorporated by reference to Pre-Effective Amendment No. 2 to the registration statement filed by Variable Annuity-1 Series Account on Form N-4 on October 30, 1996, (File No. 811-07549).

                  (7) Not applicable.

                  (8) Form of Participation Agreement between Registrant and Maxim Series Fund; Form of Fund Participation Agreement for Unaffiliated Insurance Products Funds; and, Form of Fund Participation Agreement for Retail Funds are incorporated by reference to Registrant's Post-Effective Amendment No. 30 to Form N-4 registration statement filed on October 30, 2000 (File No. 2-89550).


                  (9) Opinion of Counsel is Registrant's Post-Effective Amendment No. 31 to the registration statement filed on April 30, 2001 (File No. 2-89550).


                  (10) (a) Written Consent of Jorden Burt LLP is filed herewith.

                       (b) Written Consent of Deloitte & Touche LLP is filed
                           herewith.

                  (11) Not applicable.

                  (12) Not applicable.

Item 25.   Directors and Officers of the Depositor

                                                                                  Positions and Offices
Name                     Principal Business Address                                  with Depositor

James Balog              2205 North Southwinds Boulevard, Apt. 307                       Director
                         Vero Beach, Florida  32963

James W. Burns, O.C.            (7)                                                      Director

Orest T. Dackow                 (3)                                                      Director

Andre Desmarais                 (4)                                                      Director

Paul Desmarais, Jr.             (4)                                                      Director

Robert Gratton                  (5)                                                      Chairman

Kevin P. Kavanagh, C.M.         (1)                                                      Director

William Mackness         696 Whitehaven Crescent                                         Director
                         London, Ontario N6G 4V4

William T. McCallum             (3)                                               Director, President and
                                                                                  Chief Executive Officer

Jerry E.A. Nickerson     H.B. Nickerson & Sons Limited                                   Director
                         P.O. Box 130
                         255 Commercial Street
                         North Sydney, Nova Scotia  B2A 3M2

David A. Nield           330 University Ave.                                             Director
                         Toronto, Ontario M5G 1R8

Michel Plessis-Belair, F.C.A.   (4)                                                      Director

Brian E. Walsh           QVan Capital, LLC                                               Director
                         1 Dock Street, 4th Floor
                         Stamford, Connecticut 06902

Mark S Corbett
                                (3)                                               Senior Vice-President, Investments

Glen R. Derback                 (3)                                               Senior Vice President and Controller


John R. Gabbert                 (2)                                               Senior Vice President, Great-West
                                                                                  Healthcare Chief Information Officer

Donna A. Goldin                 (2)                                               Senior Vice-President Great-West
                                                                                  Healthcare Operations






                                                                                  Positions and Offices
Name                     Principal Business Address                               with Depositor

Mitchell T.G. Graye             (3)                                               Executive Vice-President,
                                                                                  Chief Financial Officer

Wayne Hoffmann                  (3)                                               Senior Vice-President,
                                                                                  Investments

D. Craig Lennox                 (6)                                               Senior Vice-President,
                                                                                  General Counsel and Secretary

James L. McCallen               (3)                                               Senior Vice President
                                                                                  and Actuary


Graham R. McDonald              (3)                                               Senior Vice President,
                                                                                  Corporate Administration


Charles P. Nelson               (3)                                               Senior Vice-President,
                                                                                  Retirement Services

Deborah L. Origer               (2)                                               Senior Vice-President,
                                                                                  Great-West Healthcare Management

Marty Rosenbaum                 (2)                                               Senior Vice-President,
                                                                                  Great-West Healthcare Finance

Richard F. Rivers               (2)                                               Executive Vice President,
                                                                                  Great-West Healthcare

Gregg E. Seller                 (3)                                               Senior Vice-President,
                                                                                  Retirement Services
                                                                                  Government Markets

Robert K. Shaw                  (3)                                               Senior Vice-President,
                                                                                  Individual Markets


Mark L. Stadler                 (2)                                               Senior Vice-President,
                                                                                  Great-West Healthcare Sales,
                                                                                  U.S. Markets

Douglas J. Stefanson            (2)                                               Senior Vice-President,
                                                                                  Great-West Healthcare
                                                                                  Underwriting

George D. Webb                  (3)                                               Senior Vice-President,
                                                                                  Retirement Services,
                                                                                  P/NP Operations


Douglas L. Wooden               (3)                                               Executive Vice-President,
                                                                                  Financial Services


(1) 100 Osborne Street North, Winnipeg, Manitoba, Canada R3C 3A5.
(2) 8505 East Orchard Road, Greenwood Village, Colorado 80111.
(3) 8515 East Orchard Road, Greenwood Village, Colorado 80111.
(4) Power Corporation of Canada, 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3.
(5) Power Financial Corporation, 751 Victoria Square, Montreal, Quebec,
    Canada H2Y 2J3.
(6) 8525 East Orchard Road, Greenwood Village, Colorado 80111.
(7) Power Corporation of Canada, 1 Lombard Place, 26th Floor, Winnipeg, Manitoba, Canada R3B 0X5.



Item 26.           Persons controlled by or under common control with the
                                Depositor or Registrant
                   -------------------------------------------------------------
(State/Country of Organization) - Nature of Business

Power Corporation of Canada (Canada) - Holding and Management Company
   100.0%  - 2795957 Canada Inc. (Canada) - Holding Company

       100.0%  - 171263 Canada Inc. (Canada) - Holding Company
           66.4%  - Power Financial Corporation (Canada) - Holding Company
                74.9%  - Great-West Lifeco Inc. (Canada) - Holding Company
                   100.0% - GWL&A Financial (Canada) Inc. (Canada) - Holding Company

                       100.0% - GWL&A Financial (Nova Scotia) Co. (Canada) - Holding Company
                         100.0% - GWL&A Financial Inc. (Delaware) - Holding Company
                           100.0% - Great-West Life & Annuity Capital I (Delaware) - Business Trust
                           100.0% - Great-West Life & Annuity Insurance Company (Colorado) - Life and Health Insurance Company
                                  100.0%  - First Great-West Life & Annuity Insurance Company (New York) - Life and
                                            Health Insurance Company
                                  100.0%  - Advised Assets Group, LLC (Colorado) - Investment Adviser
                                  100.0%  - Alta Health & Life Insurance Company (Indiana) - Life and Health Insurance
                                            Company
                                            100.0%  - Alta Agency, Inc. (New York) - Insurance Agency
                                  100.0%  - BenefitsCorp, Inc. (Delaware) - Insurance Agency

                                            100.0%  - GWFS Equities, Inc. (Delaware) - Securities Broker/Dealer
                                            100.0%  - BenefitsCorp of Wyoming, Inc. (Wyoming) - Insurance Agency

                                  100.0%  - Canada Life Insurance Company of America (Michigan) - Life and Health
                                            Insurance Company
                                            100.0%  - Canada Life of America Financial Services, Inc. (Georgia) - Securities
                                            Broker/Dealer
                                  100.0%  - Canada Life Insurance Company of New York (New York) - Life and Health
                                            Insurance Company
                                  100.0%  - National Plan Coordinators of Delaware, Inc. (Delaware) - Third Party
                                            Administrator

                                            100.0%  - NPC Securities, Inc. (California) - Securities Broker/Dealer
                                            100.0%  - NPC Administrative Services Corporation (Delaware) - Third Party
                                                      Administrator
                                            100.0%  - P.C. Enrollment Services & Insurance Brokerage, Inc. (Massachusetts) -
                                                      Insurance Agency


                                  100.0%  - EMJAY Corporation (Wisconsin) - Third Party Administrator
                                            100.0% - EMJAY Retirement Plan Services, Inc. (Wisconsin) - Third Party Administrator

                                  100.0%  - Great-West Healthcare Holdings, Inc. (Colorado) - Holding Company
                                            100.0%  - Great-West Healthcare, Inc. (Vermont) - Network contracting, development and management
                                                      100.0%  - Great-West Healthcare of Arizona, Inc. (Arizona) - Health Care
                                                                Services Organization
                                                      100.0%  - Great-West Healthcare of California, Inc. (California) - Health
                                                                Maintenance Organization
                                                      100.0%  - Great-West Healthcare of Colorado, Inc. (Colorado) - Health
                                                                Maintenance Organization
                                                      100.0%  - Great-West Healthcare of Florida, Inc. (Florida) - Health
                                                                Maintenance Organization
                                                      100.0%  - Great-West Healthcare of Georgia, Inc.(Georgia) - Health Maintenance
                                                                Organization
                                                      100.0%  - Great-West Healthcare of Illinois, Inc. (Illinois) - Health
                                                                Maintenance Organization
                                                      100.0%  - Great-West Healthcare of Indiana, Inc.(Indiana) - Health Maintenance
                                                                Organization
                                                      100.0%  - Great-West Healthcare of Kansas/Missouri, Inc. (Kansas) - Health
                                                                Maintenance Organization
                                                      100.0%  - Great-West Healthcare of Massachusetts, Inc. (Massachusetts) -
                                                                Health Maintenance Organization
                                                      100.0%  - Great-West Healthcare of New Jersey, Inc. (New Jersey) - Health
                                                                Maintenance Organization
                                                      100.0%  - Great-West Healthcare of North Carolina, Inc. (North Carolina) -
                                                                Health Maintenance Organization
                                                      100.0%  - Great-West Healthcare of Ohio, Inc. (Ohio) -
                                                                Health Insuring Corporation
                                                      100.0%  - Great-West Healthcare of Oregon, Inc. (Oregon) -
                                                                Health Care Service Contractors
                                                      100.0%  - Great-West Healthcare of Pennsylvania, Inc. (Pennsylvania) - Health
                                                                Maintenance Organization
                                                      100.0%  - Great-West Healthcare of Tennessee, Inc. (Tennessee) - Health
                                                                Maintenance Organization
                                                      100.0%  - Great-West Healthcare of Texas, Inc. (Texas) - Health Maintenance
                                                                Organization
                                                      100.0%  - Great-West Healthcare of Washington, Inc. (Washington) -
                                                                Health Care Service Contractors
                                                      100.0%  - One Orchard Equities, Inc. (Colorado) - Securities Broker/Dealer
                                            100.0%  - Financial Administrative Services Corporation (Colorado) - Third Party
                                                      Administrator
                                            100.0%  - GWL Properties, Inc. (Colorado) - Real Property Corporation
                                                      50.0%  - Westkin Properties Ltd. (California) - Real Property Corporation
                                            100.0%  - Great-West Benefit Services, Inc.(Delaware) - Leasing Company

                                             90.3%  - Maxim Series Fund, Inc. (Maryland) - Investment Company
                                            100.0%  - GW Capital Management, LLC (Colorado) - Investment Adviser

                                                      100.0%  - Orchard Capital Management, LLC (Colorado) - Investment Adviser
                                                      100.0%  - Greenwood Investments, LLC (Colorado) - Securities Broker/Dealer

                                             14.1%  - Otchard Series Fund (Delaware) - Investment Company
                                            100.0%  - Orchard Trust Company, LLC (Colorado) - Trust Company
                                             31.2%  - BFM Holdings, LLC (Delaware) - Holding Company



Item 27.   Number of Contractowners


   As of February 28, 2005, there were 2 owners of non-qualified group contracts and 1,420 of qualified group contracts offered by Registrant.


Item 28.   Indemnification

           Provisions exist under the Colorado General Corporation Code and the Bylaws of GWL&A whereby GWL&A may indemnify a director, officer, or controlling person of GWL&A against liabilities arising under the Securities Act of 1933. The following excerpts contain the substance of these provisions:

                                  Colorado Business Corporation Act

           Article 109 - INDEMNIFICATION

           Section 7-109-101.  Definitions.

                  As used in this Article:

                  (1) "Corporation" includes any domestic or foreign entity that is a predecessor of the corporation by reason of a merger, consolidation, or other transaction in which the predecessor's existence ceased upon consummation of the transaction.


                  (2) "Director" means an individual who is or was a director of a corporation or an individual who, while a director of a corporation, is or was serving at the corporation's request as a director, an officer, an agent, an associate, an employee, a fiduciary, a manager, a member, a partner, a promotor, or a trustee of or to hold a similar position with, another domestic or foreign entity or employee benefit plan. A director is considered to be serving an employee benefit plan at the corporation's request if the director's duties to the corporation also impose duties on, or otherwise involve services by, the director to the plan or to participants in or beneficiaries of the plan. "Director" includes, unless the context requires otherwise, the estate or personal representative of a director.


                  (3) "Expenses" includes counsel fees.

                  (4) "Liability" means the obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses.

                  (5) "Official capacity" means, when used with respect to a director, the office of director in the corporation and, when used with respect to a person other than a director as contemplated in Section 7-109-107, the office in a corporation held by the officer or the employment, fiduciary, or agency relationship undertaken by the employee, fiduciary, or agent on behalf of the corporation. "Official capacity" does not include service for any other domestic or foreign corporation or other person or employee benefit plan.

                  (6) "Party" includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.

                  (7) "Proceeding" means any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative and whether formal or informal.

           Section 7-109-102.  Authority to indemnify directors.

                  (1) Except as provided in subsection (4) of this section, a corporation may indemnify a person made a party to the proceeding because the person is or was a director against liability incurred in the proceeding if:

                         (a) The person conducted himself or herself in good
                             faith; and

                         (b) The person reasonably believed:

                                (I) In the case of conduct in an official capacity with the corporation, that his or her conduct was in the corporation's best interests; and

                                (II) In all other cases, that his or her conduct was at least not opposed to the corporation's best interests; and

                         (c) In the case of any criminal proceeding, the person had no reasonable cause to believe his or her conduct was unlawful.

                  (2) A director's conduct with respect to an employee benefit plan for a purpose the director reasonably believed to be in the interests of the participants in or beneficiaries of the plan is conduct that satisfies the requirements of subparagraph (II) of paragraph (b) of subsection (1) of this section. A director's conduct with respect to an employee benefit plan for a purpose that the director did not reasonably believe to be in the interests of the participants in or beneficiaries of the plan shall be deemed not to satisfy the requirements of subparagraph (a) of subsection (1) of this section.

                  (3) The termination of any proceeding by judgment, order, settlement, or conviction, or upon a plea of nolo contendere or its equivalent, is not, of itself, determinative that the director did not meet the standard of conduct described in this section.

                  (4) A corporation may not indemnify a director under this section:

                         (a) In connection with a proceeding by or in the right of the corporation in which the director was adjudged liable to the corporation; or

                         (b) In connection with any proceeding charging that the director derived an improper personal benefit, whether or not involving action in an official capacity, in which proceeding the director was adjudged liable on the basis that he or she derived an improper personal benefit.

                  (5) Indemnification permitted under this section in connection with a proceeding by or in the right of a corporation is limited to reasonable expenses incurred in connection with the proceeding.

           Section 7-109-103.  Mandatory Indemnification of Directors.

                         Unless limited by the articles of incorporation, a
                  corporation shall indemnify a person who was wholly successful, on the merits or otherwise, in defense of any proceeding to which the person was a party because the person is or was a director, against reasonable expenses incurred by him or her in connection with the proceeding.

           Section 7-109-104.  Advance of Expenses to Directors.

                  (1) A corporation may pay for or reimburse the reasonable expenses incurred by a director who is a party to a proceeding in advance of the final disposition of the proceeding if:

                         (a) The director furnishes the corporation a written affirmation of the director's good-faith belief that he or she has met the standard of conduct described in
                         Section 7-109-102;

                         (b) The director furnishes the corporation a written undertaking, executed personally or on the director's behalf, to repay the advance if it is ultimately determined that he or she did not meet such standard of conduct; and

                         (c) A determination is made that the facts then know to those making the determination would not preclude indemnification under this article.

                  (2) The undertaking required by paragraph (b) of subsection
                  (1) of this section shall be an unlimited general obligation of the director, but need not be secured and may be accepted without reference to financial ability to make repayment.

                  (3) Determinations and authorizations of payments under this section shall be made in the manner specified in Section 7-109-106.

           Section 7-109-105.  Court-Ordered Indemnification of Directors.

                  (1) Unless otherwise provided in the articles of incorporation, a director who is or was a party to a proceeding may apply for indemnification to the court conducting the proceeding or to another court of competent jurisdiction. On receipt of an application, the court, after giving any notice the court considers necessary, may order indemnification in the following manner:

                         (a) If it determines the director is entitled to mandatory indemnification under section 7-109-103, the court shall order indemnification, in which case the court shall also order the corporation to pay the director's reasonable expenses incurred to obtain court-ordered indemnification.

                         (b) If it determines that the director is fairly and reasonably entitled to indemnification in view of all the relevant circumstances, whether or not the director met the standard of conduct set forth in section 7-109-102 (1) or was adjudged liable in the circumstances described in Section 7-109-102 (4), the court may order such indemnification as the court deems proper; except that the indemnification with respect to any proceeding in which liability shall have been adjudged in the circumstances described Section 7-109-102 (4) is limited to reasonable expenses incurred in connection with the proceeding and reasonable expenses incurred to obtain court-ordered indemnification.

           Section 7-109-106.  Determination and Authorization of
           Indemnification of Directors.

                  (1) A corporation may not indemnify a director under Section 7-109-102 unless authorized in the specific case after a determination has been made that indemnification of the director is permissible in the circumstances because he has met the standard of conduct set forth in Section 7-109-102. A corporation shall not advance expenses to a director under
                  Section 7-109-104 unless authorized in the specific case after the written affirmation and undertaking required by Section 7-109-104(1)(a) and (1)(b) are received and the determination required by Section 7-109-104(1)(c) has been made.

                  (2) The determinations required by subsection (1) of this section shall be made:

                         (a) By the board of directors by a majority vote of those present at a meeting at which a quorum is present, and only those directors not parties to the proceeding shall be counted in satisfying the quorum.

                         (b) If a quorum cannot be obtained, by a majority vote of a committee of the board of directors designated by the board of directors, which committee shall consist of two or more directors not parties to the proceeding; except that directors who are parties to the proceeding may participate in the designation of directors for the committee.

                  (3) If a quorum cannot be obtained as contemplated in paragraph (a) of subsection (2) of this section, and the committee cannot be established under paragraph (b) of subsection (2) of this section, or even if a quorum is obtained or a committee designated, if a majority of the directors constituting such quorum or such committee so directs, the determination required to be made by subsection
                  (1) of this section shall be made:

                         (a) By independent legal counsel selected by a vote of the board of directors or the committee in the manner specified in paragraph (a) or (b) of subsection (2) of this section or, if a quorum of the full board cannot be obtained and a committee cannot be established, by independent legal counsel selected by a majority vote of the full board of directors; or

                         (b) By the shareholders.

                  (4) Authorization of indemnification and advance of expenses shall be made in the same manner as the determination that indemnification or advance of expenses is permissible; except that, if the determination that indemnification or advance of expenses is permissible is made by independent legal counsel, authorization of indemnification and advance of expenses shall be made by the body that selected such counsel.

           Section 7-109-107. Indemnification of Officers, Employees, Fiduciaries, and Agents.

                  (1) Unless otherwise provided in the articles of
                      incorporation:

                         (a) An officer is entitled to mandatory indemnification under section 7-109-103, and is entitled to apply for court-ordered indemnification under section 7-109-105, in each case to the same extent as a director;

                         (b) A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent of the corporation to the same extent as a director; and

                         (c) A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent who is not a director to a greater extent, if not inconsistent with public policy, and if provided for by its bylaws, general or specific action of its board of directors or shareholders, or contract.

           Section 7-109-108.  Insurance.


                         A corporation may purchase and maintain insurance on
                  behalf of a person who is or was a director, officer, employee, fiduciary, or agent of the corporation and who, while a director, officer, employee, fiduciary, or agent of the corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, fiduciary, or agent of any other domestic or entity or of an employee benefit plan against any liability asserted against or incurred by the person in that capacity or arising out of his or her status as a director, officer, employee, fiduciary, or agent whether or not the corporation would have the power to indemnify the person against such liability under the Section 7-109-102, 7-109-103 or 7-109-107. Any such insurance may be procured from any insurance company designated by the board of directors, whether such insurance company is formed under the law of this state or any other jurisdiction of the United States or elsewhere, including any insurance company in which the corporation has an equity or any other interest through stock ownership or otherwise.


           Section 7-109-109.  Limitation of Indemnification of Directors.

                  (1) A provision concerning a corporation's indemnification of, or advance of expenses to, directors that is contained in its articles of incorporation or bylaws, in a resolution of its shareholders or board of directors, or in a contract, except for an insurance policy or otherwise, is valid only to the extent the provision is not inconsistent with Sections 7-109-101 to 7-109-108. If the articles of incorporation limit indemnification or advance of expenses, indemnification or advance of expenses are valid only to the extent not inconsistent with the articles of incorporation.

                  (2) Sections 7-109-101 to 7-109-108 do not limit a corporation's power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when he or she has not been made a named defendant or respondent in the proceeding.

           Section 7-109-110. Notice to Shareholders of Indemnification of Director.

                         If a corporation indemnifies or advances expenses to a
                  director under this article in connection with a proceeding by or in the right of the corporation, the corporation shall give written notice of the indemnification or advance to the shareholders with or before the notice of the next shareholders' meeting. If the next shareholder action is taken without a meeting at the instigation of the board of directors, such notice shall be given to the shareholders at or before the time the first shareholder signs a writing consenting to such action.

                                           Bylaws of GWL&A

           Article II, Section 11.  Indemnification of Directors.
                                    ----------------------------

                  The Company may, by resolution of the Board of Directors, indemnify and save harmless out of the funds of the Company to the extent permitted by applicable law, any director, officer, or employee of the Company or any member or officer of any committee, and his heirs, executors and administrators, from and against all claims, liabilities, costs, charges and expenses whatsoever that any such director, officer, employee or any such member or officer sustains or incurs in or about any action, suit, or proceeding that is brought, commenced, or prosecuted against him for or in respect of any act, deed, matter or thing whatsoever made, done, or permitted by him in or about the execution of his duties of his office or employment with the Company, in or about the execution of his duties as a director or officer of another company which he so serves at the request and on behalf of the Company, or in or about the execution of his duties as a member or officer of any such Committee, and all other claims, liabilities, costs, charges and expenses that he sustains or incurs, in or about or in relation to any such duties or the affairs of the Company, the affairs of such Committee, except such claims, liabilities, costs, charges or expenses as are occasioned by his own willful neglect or default. The Company may, by resolution of the Board of Directors, indemnify and save harmless out of the funds of the Company to the extent permitted by applicable law, any director, officer, or employee of any subsidiary corporation of the Company on the same basis, and within the same constraints as, described in the preceding sentence.

                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.   Principal Underwriter


           (a) GWFS Equities, Inc. ("GWFS") currently distributes securities of Variable Annuity Account-1 Series Account, COLI VUL 2 Series Account, Maxim Series Account and Pinnacle Series Account of GWL&A and Variable Annuity Account-1 Series Account of First Great-West Life & Annuity Insurance Company in addition to those of the Registrant.


           (b) Directors and Officers of GWFS



                                                                                  Position and Offices
Name                     Principal Business Address                               with Underwriter

Charles P. Nelson               (1)                                               Chairman and President

Robert K. Shaw                  (1)                                               Director



Graham R. McDonald              (1)                                               Director

Gregg E. Seller          18101 Von Karman Ave., Suite 1460                        Director and Senior
                         Irvine, CA 92715                                         Vice President

Thomas M. Connolly       300 Broadacres Drive                                     Vice President
                         Bloomfield, NJ 07003

William S. Harmon               (1)                                               Vice President

Kent A. Morris           500 North Central, Suite 220                             Vice President
                         Glendale, CA 91203

Michael P. Sole          One North La Salle, Suite 3200                           Vice President
                         Chicago, IL 60602

Glen R. Derback                 (1)                                               Treasurer

Beverly A. Byrne                (1)                                               Secretary and Chief
                                                                                  Compliance Officer

Teresa L. Buckley               (1)                                               Compliance Officer
------------

(1) 8515 E. Orchard Road, Greenwood Village, Colorado 80111


   (c) Commissions and other compensation received from the Registrant by Principal Underwriter during Registrant's last fiscal year:


                         Net
Name of              Underwriting         Compensation
Principal            Discounts and             on               Brokerage
Underwriter          Commissions           Redemption          Commissions       Compensation

GWFS                    -0-                  -0-                  -0-                -0-


Item 30.   Location of Accounts and Records

           All accounts, books, or other documents required to be maintained by
           Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant through GWL&A, 8515 E. Orchard Road, Greenwood Village, Colorado 80111.

Item 31.   Management Services

           Not Applicable.

Item 32.   Undertakings

           (a) Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

           (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

           (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

           (d) Registrant represents that in connection with its offering of Group Contracts as funding vehicles for retirement plans meeting the requirement of Section 403(b) of the Internal Revenue Code of 1986, as amended, Registrant is relying on the no-action letter issued by the Office of Insurance Products and Legal Compliance, Division of Investment Management, to the American Council of Life Insurance dated November 28, 1988 (Ref. No. IP-6-88), and that the provisions of paragraphs (1)
                  - (4) thereof have been complied with.

           (e) Registrant represents that in connection with its offering of Group Contracts as funding vehicles under the Texas Optional Retirement Program, Registrant is relying on the exceptions provided in Rule 6c-7 of the Investment Company Act of 1940 and that the provisions of paragraphs (a) -(d) thereof have been complied with.

           (f) GWL&A represents that the fees and charges deducted under the Group Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by GWL&A.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of this Post-Effective Amendment to the Registrations Statement and has caused this Post-Effective Amendment to the Registration Statement on Form N-4 to be signed on its behalf, in the City of Greenwood Village, State of Colorado, on this 25th day of April, 2005.



                                            FUTUREFUNDS SERIES ACCOUNT
                                            (Registrant)


                                            By:  /s/ William T. McCallum
                                                 ------------------------------
                                                 William T. McCallum, President
                                                 and Chief Executive Officer of
                                                 Great-West Life & Annuity
                                                 Insurance Company


                                            GREAT-WEST LIFE & ANNUITY
                                            INSURANCE COMPANY
                                            (Depositor)


                                            By:  /s/ William T. McCallum
                                                 ------------------------------
                                                 William T. McCallum, President
                                                 and Chief Executive Officer

        As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities with Great-West Life & Annuity Insurance Company and on the dates indicated:

Signature and Title                                              Date


 /s/ Robert Gratton                                              April 25, 2005
------------------------------------
Director and Chairman of the Board
(Robert Gratton*)


 /s/ William T. McCallum                                         April 25, 2005
--------------------------------------------
Director, President and Chief Executive
Officer (William T. McCallum)


 /s/ Mitchell T.G. Graye                                         April 25, 2005
--------------------------------------------
Executive Vice President and Chief
Financial Officer (Mitchell T.G. Graye)


 /s/ James Balog                                                 April 25, 2005
--------------------------------------------
Director, (James Balog*)

Signature and Title                                                   Date

 /s/ James W. Burns                                              April 25, 2005
------------------------------------
Director, (James W. Burns*)




 /s/ Orest T. Dackow                                             April 25, 2005
------------------------------------
Director (Orest T. Dackow*)


                                                                ---------------
Director Andre Desmarais


 /s/ Paul Desmarais, Jr.                                         April 25, 2005
--------------------------------------------
Director (Paul Desmarais, Jr.*)


 /s/ Kevin P. Kavangh                                            April 25, 2005
------------------------------------
Director (Kevin P. Kavanagh*)



Director (William Mackness)                                     ---------------


 /s/ Jerry E.A. Nickerson                                        April 25, 2005
------------------------------------
Director (Jerry E.A. Nickerson*)



Director (David A. Nield)                                       ---------------


 /s/ Michel Plessis-Belair                                       April 25, 2005
------------------------------------
Director (Michel Plessis-Belair*)


 /s/ Brian E. Walsh                                              April 25, 2005
------------------------------------
Director (Brian E. Walsh*)



*By:     /s/ G.R. Derback                                        April 25, 2005
        ----------------------------
        G.R. Derback
        Attorney-in-fact pursuant to Powers of Attorney, which are incorporated by reference to Registrant's Post-Effective Amendment No. 30 to Form N-4 registration statement filed on October 30, 2000.